UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2015

Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.5%)
Alabama (0.2%)
Auburn University Alabama General Fee
Revenue	5.000%	6/1/19	2,000	2,342
1 Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,213
1 Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,500	1,839
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,065
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,620	1,771
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,674
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,478
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,615
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,671
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,640
University of Alabama at Birmingham Hospital
Revenue	5.000%	9/1/15	1,005	1,033
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,652
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,820
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	3,980
University of Alabama General Revenue	5.000%	7/1/18	4,680	5,348
University of Alabama General Revenue	5.000%	7/1/19	5,345	6,285
				41,426
Alaska (0.1%)
North Slope Borough AK	5.000%	6/30/18	13,035	14,896
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	10,426
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,085
				27,407
Arizona (1.3%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	8/1/19	2,140	2,515
Arizona Board Regents Arizona State University
System Revenue	5.000%	8/1/20	1,700	2,039
Arizona COP	5.000%	9/1/15 (4)	4,000	4,112
Arizona COP	5.000%	10/1/17	1,000	1,106
Arizona COP	5.000%	10/1/18	900	1,022
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,117
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/19	2,500	2,864

Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	3,800	4,448
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.870%	2/5/20	20,000	20,580
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.870%	2/5/20	5,000	5,145
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	702
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,000	1,187
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,198
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	800	969
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	9,255
Arizona School Facilities Board COP	5.000%	9/1/15 (Prere.)	15,000	15,424
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,710
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	9,000	11,023
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,103
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	5,409
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,128
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	7,966
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,360	4,037
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19 (ETM)	530	628
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	1,470	1,748
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,520
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,755
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,381
1 Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/20	2,770	3,294
1 Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/21	2,900	3,496
1 Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/22	3,100	3,777
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	2,807
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/18	3,220	3,571
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	4,247
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/15	6,000	6,121
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/16	3,055	3,256
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	3,310	3,663

Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	17,055	20,520
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	12,360	15,138
Phoenix AZ Industrial Development Authority
Revenue (Mayo Clinic) VRDO	0.010%	2/2/15	3,900	3,900
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,701
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/20	2,840	3,407
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,663
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,174
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/20	4,850	5,908
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,096
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,238
3 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.030%	2/6/15	9,745	9,745
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	186
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,817
Scottsdale AZ GO	5.000%	7/1/17	2,700	2,990
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,191
Scottsdale AZ GO	4.000%	7/1/20	11,150	12,872
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/21	2,740	3,124
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/17	1,445	1,607
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/18	2,185	2,497
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/20	1,000	1,170
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/21	750	885
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/22	1,000	1,190
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/23	1,000	1,194
				262,536
Arkansas (0.2%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/21	920	1,061
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	760	883

Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/21	5,000	6,175
Independence County AR Pollution Control
Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,640
Jefferson County AR Pollution Control Revenue
(Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,151
				33,910
California (12.0%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,130
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/19	750	868
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,174
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	569
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	10,000	9,842
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/19	1,000	1,179
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	5,600	5,042
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/20	1,730	2,080
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,350	3,912
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,080
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	17,000	17,195
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.720%	10/1/19	9,825	9,839
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	28,268
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.920%	5/1/23	28,500	28,575
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.920%	5/1/23	4,000	4,011
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.971%	4/1/45	28,500	28,847
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.030%	2/6/15	9,270	9,270
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.040%	2/6/15	4,910	4,910
Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.500%	4/2/18	13,500	13,726
Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.875%	4/1/19	15,200	15,570
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/18	1,200	1,377
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,357

Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,656
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/19	1,000	1,144
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/20	1,200	1,399
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	40,000	40,496
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	21,250	21,513
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	12,055	12,786
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	22,000	24,259
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	10,000	11,740
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17	2,500	2,818
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	1,365	1,586
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,000	4,783
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.320%	12/1/17	32,250	32,252
California Economic Recovery GO	5.000%	7/1/16	1,500	1,602
California Economic Recovery GO	5.000%	7/1/17	15,090	16,729
California Economic Recovery GO	5.000%	7/1/18	41,600	47,801
California GO	5.000%	4/1/15	21,300	21,477
California GO	5.000%	6/1/15 (14)	5,100	5,184
California GO	5.000%	3/1/16	3,210	3,378
California GO	5.000%	3/1/16 (14)	1,120	1,179
California GO	5.000%	3/1/16	4,460	4,693
California GO	5.000%	4/1/16	6,670	7,044
California GO	5.000%	5/1/16	2,150	2,176
California GO	5.000%	8/1/16	2,825	3,025
California GO	5.000%	10/1/16	1,225	1,320
California GO	5.000%	11/1/16 (2)	5,375	5,811
California GO	5.000%	12/1/16	2,500	2,711
California GO	6.000%	2/1/17 (2)	3,500	3,890
California GO	5.000%	3/1/17 (14)	1,300	1,366
California GO	5.000%	3/1/17	3,755	4,108
2 California GO	0.770%	5/1/17	3,700	3,729
California GO	5.000%	9/1/17	4,250	4,734
California GO	5.000%	9/1/17	2,805	3,125
California GO	5.000%	10/1/17	20,000	22,347
California GO	5.000%	10/1/17	4,005	4,475
California GO	5.000%	9/1/18	32,260	37,122
California GO	5.000%	9/1/18	8,050	9,263
California GO	5.000%	10/1/18	34,000	39,226
California GO	5.000%	2/1/19	11,000	12,804
California GO	5.000%	4/1/19	21,425	25,050
California GO	5.000%	9/1/19	19,000	22,457

California GO	5.000%	9/1/19	17,825	21,068
California GO	5.000%	12/1/19	35,000	41,635
California GO	5.000%	2/1/20	44,500	53,200
California GO	5.000%	11/1/20	21,520	26,158
California GO	5.000%	12/1/20	25,475	31,019
California GO	5.000%	2/1/21	10,000	12,170
California GO	5.000%	10/1/21	28,000	34,587
California GO	5.000%	10/1/21	41,940	51,807
California GO	5.000%	11/1/21	49,440	61,180
2 California GO PUT	0.570%	12/1/16	7,500	7,525
2 California GO PUT	0.819%	12/1/17	14,250	14,393
2 California GO PUT	0.949%	12/3/18	6,500	6,597
3 California GO TOB VRDO	0.110%	2/6/15 LOC	18,740	18,740
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,954
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,335
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,439
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.820%	7/1/17	8,825	8,951
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,111
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford) PUT	1.450%	3/15/17	5,000	5,093
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/21	750	927
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	2,205	2,744
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	21,551
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	27,816
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	12,061
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	7,415
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,446
2 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	1.867%	12/1/37	29,000	29,862
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/16	22,200	22,225
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/16	5,800	5,806
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/3/17	8,500	8,503
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/3/17	32,200	32,211

[1,2] California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/18	30,000	30,003
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,450	2,555
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,145	1,229
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,300	1,611
2 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.120%	11/1/16	5,000	5,011
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.300%	4/1/15	7,000	7,000
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,505
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	9/1/17	4,500	4,884
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/17	5,820	6,482
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	12,126
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,846
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/18	5,790	6,645
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/18	1,845	2,123
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,372
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	16,620	19,462
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	1,690	2,034
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/19	5,600	6,558
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/20	5,200	6,213
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/17	5,200	5,824
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/18	4,000	4,625
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/20	1,175	1,396
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/20	1,240	1,492
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/15 (ETM)	10,000	10,164
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	3,083
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,532
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/15	5,295	5,489

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,385	2,611
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/17	3,000	3,341
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/17	1,000	1,117
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/18	11,710	13,144
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,132
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/18	3,500	4,027
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	2,500	2,884
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	1,200	1,384
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/19	7,755	8,983
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,000	2,367
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,750	3,255
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	3,050	3,631
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/20	2,000	2,411
California State University Revenue Systemwide	5.000%	11/1/17	5,505	6,180
California State University Revenue Systemwide	5.000%	11/1/18	4,000	4,634
3 California State University Revenue Systemwide
TOB VRDO	0.030%	2/6/15((2)(4)	9,240	9,240
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	45,200	45,834
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	582
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	386
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	330
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	303
3 California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital) TOB VRDO	0.250%	2/6/15 LOC	24,995	24,995
3 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) TOB
VRDO	0.170%	2/6/15	6,195	6,195
3 California Statewide Communities Development
Authority Revenue (St. Joseph Health
System) TOB VRDO	0.190%	2/6/15 (4)	39,400	39,400

California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,165	1,199
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	3.000%	8/1/21	2,600	2,688
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/15	750	765
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/16	805	857
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,054
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/17	585	643
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	2,380	2,687
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,695	3,117
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/18	2,000	2,318
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/19	2,100	2,508
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/20	1,500	1,832
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/21	2,000	2,485
2 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.484%	12/15/15	23,750	23,769
2 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.220%	12/1/15	21,935	21,941
2 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.220%	12/1/15	14,540	14,544
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/17	2,450	2,712
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	2,000	2,359
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,607
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	19,990	21,744
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	51,040	57,568
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/17 (4)	2,500	2,729
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,318
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/19((4)	2,910	3,296

Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/21((4)	1,725	2,105
3 Golden State Tobacco Securitization Corp.
California TOB VRDO	0.200%	2/6/15 (12)LOC	14,155	14,155
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/15	1,160	1,178
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/16	2,000	2,076
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/18	1,450	1,591
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	4.000%	9/1/17	1,130	1,219
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18	1,745	1,981
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19	1,150	1,339
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20	1,045	1,236
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/21	1,250	1,499
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	736
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	360
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	847
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	1,505	1,749
Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	37,697
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/19	1,000	1,175
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/20	1,275	1,533
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,500	8,783
Los Angeles CA GO	5.000%	9/1/17	32,500	36,294
Los Angeles CA GO	5.000%	9/1/19	5,000	5,935
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	10,451
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,286
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	14,809
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	20,412
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	20,904
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	21,158
Los Angeles CA Unified School District GO	5.000%	7/1/19	13,205	15,596
Los Angeles CA Unified School District GO	5.000%	7/1/19	11,100	13,110
Los Angeles CA Unified School District GO	5.000%	7/1/19	7,035	8,309
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,510	10,051
Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	20,815
Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	27,267
Los Angeles CA Unified School District GO	5.000%	7/1/20	20,920	25,324
Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	17,861
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	23,849
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,344
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	23,755
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,695

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,554
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	750	859
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/19	1,000	1,177
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/20	500	601
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,135
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/19	2,000	2,328
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/20	5,495	6,525
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/21 (4)	5,000	6,023
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	2.500%	11/15/20	1,665	1,691
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/20	925	944
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/21	2,125	2,164
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	860
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,536
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	589
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	904
Northern California Gas Authority No. 1
Revenue	0.801%	7/1/19	12,815	12,602
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/15	3,000	3,049
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,082
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,248
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,876
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,765
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,752
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20	4,000	4,766
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,663
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/19	1,000	1,185
Palomar Pomerado Health California COP	4.500%	11/1/15	2,265	2,316
Palomar Pomerado Health California COP	5.000%	11/1/16	3,500	3,692
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/15 (14)	1,750	1,747
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/18	6,500	7,361

Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	572
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/19	850	1,002
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/20	1,750	2,114
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	50	55
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/15	700	714
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/16	1,000	1,065
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16((4)	7,800	8,363
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	5,000	5,334
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	8,400
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	850	969
San Bernardino CA City Unified School District
GO	5.000%	8/1/19 (4)	600	702
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	3,000	3,069
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/16	5,445	5,797
3 San Diego CA Community College District GO
TOB VRDO	0.030%	2/6/15 (4)	4,880	4,880
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	11,840	12,584
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	14,000	14,879
3 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.030%	2/6/15	9,900	9,900
3 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.030%	2/6/15 (14)	6,450	6,450
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,062
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	9,120	9,675
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	16,555	18,249
3 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.030%	2/6/15	2,000	2,000
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	3.000%	8/1/16	3,000	3,117
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	4.000%	8/1/17	2,400	2,599
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/18	3,000	3,427
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/19	2,000	2,342

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/20	1,500	1,792
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,420
San Juan CA Unified School District GO	5.000%	8/1/19	1,090	1,287
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,233
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/17	1,000	1,108
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/18	1,000	1,145
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/19	1,000	1,177
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/20	1,000	1,204
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/21	500	611
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,245
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	500	603
South Orange County CA Public Financing
Authority Special Tax Revenue	3.000%	8/15/15	500	508
South Orange County CA Public Financing
Authority Special Tax Revenue	3.000%	8/15/16	500	520
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,171
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/20	600	718
Southern California Public Power Authority
Revenue	5.000%	7/1/18	2,000	2,293
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,104
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/17	9,895	10,967
University of California Revenue	5.000%	5/15/17	2,250	2,487
University of California Revenue	5.000%	5/15/18	2,000	2,286
University of California Revenue	5.000%	5/15/19	4,435	5,228
3 University of California Revenue TOB VRDO	0.030%	2/6/15 (3)(4)	9,300	9,300
Ventura County CA Public Financing Authority
COP	5.000%	8/15/16	2,750	2,939
				2,476,122
Colorado (0.7%)
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,524
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	3,000	3,128
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/20	2,500	2,909

Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,320
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,407
3 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.220%	2/6/15 (4)	9,995	9,995
3 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.220%	2/6/15 (4)	12,495	12,495
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	8,465	8,530
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	3,165	3,301
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	6,415	6,692
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	3,715	4,029
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	7,920	8,589
Colorado Springs CO Utility System Revenue	4.000%	11/15/16	1,250	1,331
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,356
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,313
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,565
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,704
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,548
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (4)	2,555	2,937
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	5,000	4,905
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/17 (14)	500	547
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/20 (14)	2,000	1,790
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.200%	8/31/17	7,500	7,507
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.770%	9/1/17 (14)	7,000	7,046
Jefferson County CO School District GO	5.000%	12/15/17 (4)	7,985	8,321
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (2)(Prere.)	22,500	24,288
University of Colorado Enterprise System
Revenue	5.000%	6/1/18	2,000	2,281
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	1,000	1,173
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	2,500	2,934
University of Colorado Hospital Authority
Revenue	5.000%	11/15/16	1,290	1,387
				150,852
Connecticut (2.8%)
Connecticut GO	0.260%	2/2/15	7,000	7,000
Connecticut GO	0.300%	2/2/15	12,735	12,735
Connecticut GO	0.300%	2/2/15	15,825	15,825
Connecticut GO	0.300%	2/2/15	13,315	13,315
Connecticut GO	5.250%	11/1/15	1,000	1,039

Connecticut GO	5.000%	11/15/15 (Prere.)	7,070	7,339
Connecticut GO	5.000%	1/1/16	30,000	31,336
Connecticut GO	5.000%	3/1/16	4,705	4,950
Connecticut GO	5.000%	5/1/16	10,000	10,596
2 Connecticut GO	0.670%	5/15/16	8,300	8,348
2 Connecticut GO	0.450%	9/15/16	3,000	3,013
Connecticut GO	5.000%	4/1/17	1,165	1,276
2 Connecticut GO	0.790%	5/15/17	23,000	23,235
Connecticut GO	5.000%	7/15/17	5,000	5,528
2 Connecticut GO	0.540%	9/15/17	1,750	1,760
Connecticut GO	5.000%	12/1/17	15,000	16,301
2 Connecticut GO	0.370%	1/1/18	4,905	4,906
2 Connecticut GO	0.440%	3/1/18	2,500	2,497
2 Connecticut GO	0.900%	4/15/18	6,750	6,840
Connecticut GO	5.000%	6/1/18	14,955	16,981
Connecticut GO	5.000%	7/15/18	10,000	11,399
2 Connecticut GO	0.610%	8/15/16	4,500	4,525
Connecticut GO	5.000%	11/1/18	1,000	1,150
2 Connecticut GO	0.510%	3/1/19	2,300	2,303
2 Connecticut GO	0.900%	8/15/18	3,000	3,045
2 Connecticut GO	1.120%	4/15/19	6,000	6,125
2 Connecticut GO	1.120%	5/15/19	5,000	5,108
Connecticut GO	5.000%	6/1/19	44,265	51,694
2 Connecticut GO	0.940%	9/15/19	4,000	4,078
2 Connecticut GO	0.570%	3/1/19	2,000	2,004
2 Connecticut GO	0.670%	3/1/20	7,500	7,518
Connecticut GO	5.000%	6/15/20	17,975	21,469
Connecticut GO	5.000%	12/15/20	5,865	7,083
Connecticut GO	5.000%	11/15/21	7,075	8,659
Connecticut GO	5.000%	11/15/21	10,000	12,238
2 Connecticut GO PUT	0.670%	9/15/17	7,150	7,212
2 Connecticut GO PUT	1.370%	3/1/18	17,500	17,518
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,298
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,958
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,952
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	2,015
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,411
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,365	2,607
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	20,843
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	40,173
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.900%	2/1/18	20,000	20,016
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.010%	2/2/15	20,230	20,230
2 Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital
Inc.) PUT	0.664%	7/1/19	15,000	15,054
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	2,995	3,296

Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	9,000	9,952
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	6,600	7,228
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.030%	2/2/15	6,730	6,730
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	5,300	5,558
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	8,292
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/17	5,000	5,430
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/18	1,475	1,702
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	12/1/19	4,915	5,837
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/20	4,085	4,920
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	11,340	13,873
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/20	200	239
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/22	400	491
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,383
				581,436
Delaware (0.4%)
Delaware GO	5.000%	7/1/17	5,250	5,820
Delaware GO	5.000%	10/1/18	3,540	4,087
Delaware GO	5.000%	7/1/21	15,510	19,152
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/18	6,155	6,901
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/19	3,760	4,330
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	2,575	3,037
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	225	266
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	2,295	2,744
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	250	300
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	3,000	3,648
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	325	396
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	4,485	4,789
1 New Castle County DE GO	5.000%	10/1/21	7,575	9,371
1 New Castle County DE GO	5.000%	10/1/22	7,995	10,056
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,788
				83,685
Dist Of Columbia (0.4%)
2 District of Columbia Income Tax Revenue	0.320%	12/1/17	11,275	11,274

District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,379
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,250	6,089
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,788
3 District of Columbia Income Tax Revenue TOB
VRDO	0.030%	2/6/15	7,425	7,425
District of Columbia Revenue (American College
of Cardiology) VRDO	0.200%	2/6/15 LOC	39,200	39,200
2 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.600%	6/1/16	6,000	6,012
Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/15	3,375	3,443
				81,610
Florida (4.4%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,181
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,531
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/20	500	587
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,186
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	1,000	1,194
Broward County FL Airport System Revenue	5.000%	10/1/16	700	753
Broward County FL Airport System Revenue	5.000%	10/1/19	750	881
Broward County FL Airport System Revenue	5.000%	10/1/19	500	587
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,271
Broward County FL Airport System Revenue	5.000%	10/1/21	480	584
Broward County FL School Board COP	5.000%	7/1/18	4,400	5,005
Broward County FL School Board COP	5.000%	7/1/19	8,140	9,502
3 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.030%	2/6/15	5,665	5,665
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/15 (14)(ETM)	12,675	12,728
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	4.000%	6/1/15	2,500	2,533
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,082
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	45,000	45,735
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	15,150	16,072
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	22,000	23,339
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/17 (14)(ETM)	1,100	1,201
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	19,000	20,969
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,778
2 Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	1.270%	6/1/15	4,100	4,115
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/17	35,445	38,914

Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,770	41,538
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	22,174
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,045
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,555
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.350%	6/2/15	3,750	3,762
Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	9,011
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	9,751
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	8,000
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,765
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	13,700	15,124
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	11,240	12,833
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	3,615	4,127
1 Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	16,340	19,656
1 Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	17,140	20,984
1 Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	14,480	18,009
3 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.030%	2/6/15	7,995	7,995
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15	6,415	6,545
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/18	8,585	9,780
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	9,015	10,540
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15 (ETM)	24,050	24,538
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/15	2,135	2,202
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/16	3,290	3,529
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/19	2,800	3,277
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	3,710
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	11,744
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,161
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,525
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,685
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	4,675	5,035

	Jacksonville FL Electric Authority Electric
	System Revenue	5.000%	10/1/16	1,500	1,616
	Jacksonville FL Electric Authority Electric
	System Revenue	5.000%	10/1/17	1,000	1,117
	Jacksonville FL Electric Authority Electric
	System Revenue	5.000%	10/1/20	1,600	1,925
	Jacksonville FL Electric Authority Revenue (St.
	John's River Power Park)	5.000%	10/1/16	15,000	16,156
	Jacksonville FL Electric Authority Water &
	Sewer Revenue	5.000%	10/1/18	1,200	1,378
	Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,274
	Kissimmee FL Utility Authority Electric System
	Revenue	5.250%	10/1/16 (4)	3,750	4,032
2	Lakeland FL Energy System Revenue	0.770%	10/1/17	10,000	10,041
	Lee County FL School Board COP	5.000%	8/1/20	2,530	3,014
	Lee County FL School Board COP	5.000%	8/1/21	2,005	2,423
	Miami Beach FL Health Facilities Authority
	Revenue (Mount Sinai Medical Center)	4.000%	11/15/16	200	212
	Miami Beach FL Health Facilities Authority
	Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	200	216
	Miami Beach FL Health Facilities Authority
	Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,209
	Miami Beach FL Health Facilities Authority
	Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	385	423
	Miami Beach FL Health Facilities Authority
	Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,893
	Miami Beach FL Health Facilities Authority
	Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	469
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/18	2,000	2,275
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/19	1,900	2,218
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/20	2,525	3,014
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/20	1,500	1,790
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/21	1,000	1,211
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/21	2,250	2,708
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/22	625	762
	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	5.000%	8/1/19	1,000	1,145
	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	4.000%	8/1/20	2,180	2,432
	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	5.000%	8/1/21	1,300	1,534
	Miami-Dade County FL School Board COP	5.000%	5/1/15 (ETM)	4,000	4,049
	Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,531
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,000	7,383
[2,3] Miami-Dade County FL School Board COP TOB
	PUT	0.400%	2/9/15 (2)LOC	15,760	15,760

[2,3] Miami-Dade County FL School Board COP TOB
	PUT	0.400%	2/9/15 LOC	15,760	15,760
[2,3] Miami-Dade County FL School Board COP TOB
	PUT	0.470%	3/12/15 (3)LOC	27,245	27,221
[2,3] Miami-Dade County FL School Board COP TOB
	PUT	0.470%	5/1/31 LOC	12,690	12,690
3	Miami-Dade County FL School Board COP TOB
	VRDO	0.120%	2/6/15 (12)	26,500	26,500
	Miami-Dade County FL Transit Sales Surtax
	Revenue	5.000%	7/1/17	1,110	1,227
	Miami-Dade County FL Transit Sales Surtax
	Revenue	5.000%	7/1/19	1,250	1,464
	Miami-Dade County FL Transit Sales Surtax
	Revenue	5.000%	7/1/19 (4)	2,000	2,342
3	Miami-Dade County FL Water & Sewer Revenue
	TOB VRDO	0.060%	2/6/15 (4)	3,800	3,800
3	Miami-Dade County FL Water & Sewer Revenue
	TOB VRDO	0.120%	2/6/15 (4)	13,995	13,995
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,071
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Regional
	Healthcare System)	6.250%	10/1/18 (14)	5,770	6,638
	Orange County FL School Board COP	5.000%	8/1/15	2,000	2,048
	Orange County FL School Board COP	5.000%	8/1/16	700	748
	Orange County FL School Board COP	5.000%	8/1/17	1,500	1,662
	Orange County FL School Board COP	5.000%	8/1/18	1,400	1,601
	Orange County FL School Board COP	5.000%	8/1/19	1,765	2,071
	Orange County FL Tourist Development
	Revenue	5.000%	10/1/16	16,260	17,482
	Orange County FL Tourist Development
	Revenue	5.000%	10/1/20	2,525	2,986
	Orlando & Orange County FL Expressway
	Authority Revenue	5.000%	7/1/17	2,000	2,211
	Orlando & Orange County FL Expressway
	Authority Revenue	5.000%	7/1/17	4,690	5,184
	Orlando & Orange County FL Expressway
	Authority Revenue	5.000%	7/1/18	2,785	3,175
	Orlando & Orange County FL Expressway
	Authority Revenue	5.000%	7/1/18	9,000	10,259
	Orlando & Orange County FL Expressway
	Authority Revenue	5.000%	7/1/19	3,770	4,411
	Orlando & Orange County FL Expressway
	Authority Revenue	5.000%	7/1/19	10,725	12,550
	Orlando FL Utility Commission Utility System
	Revenue	5.000%	10/1/15	3,500	3,614
	Orlando FL Utility Commission Utility System
	Revenue	5.000%	10/1/15	3,365	3,475
	Orlando FL Utility Commission Utility System
	Revenue	5.000%	10/1/16	5,250	5,655
	Orlando FL Utility Commission Utility System
	Revenue	5.000%	10/1/17	3,000	3,349
	Orlando FL Utility Commission Utility System
	Revenue	5.000%	10/1/19	5,500	6,507
	Palm Beach County FL Criminal Justice
	Facilities Revenue	7.200%	6/1/15 (14)	3,000	3,068

Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/18	750	819
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/19	1,000	1,105
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/20	850	992
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/21	1,165	1,371
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/18	635	683
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/19	2,740	3,101
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/20	1,500	1,722
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/21	750	867
3 Palm Beach County FL School Board COP TOB
VRDO	0.030%	2/6/15	11,400	11,400
3 Palm Beach County FL School Board COP TOB
VRDO	0.060%	2/6/15 (4)	6,100	6,100
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,196
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/18	750	854
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/21	1,500	1,836
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	4,234
Sunrise FL Utility System Revenue	5.200%	10/1/20 (2)(Prere.)	7,255	8,583
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/15	10,000	10,281
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,390	2,784
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,360	2,749
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	2,830	3,365
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	1,185	1,409
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	1,500	1,807
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	2,090	2,518

Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,948
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/16	3,000	3,246
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,760
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	2,006
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,226
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/15	4,305	4,417
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/16	4,515	4,863
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/17	4,505	5,030
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/19	1,165	1,375
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/20	1,825	2,196
				905,810
Georgia (2.9%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/18	2,520	2,833
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	9,546
Atlanta GA Airport Revenue	5.000%	1/1/18	500	562
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,934
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,425
Atlanta GA Airport Revenue	5.000%	1/1/21	750	897
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	10,137
2 Atlanta GA Water & Wastewater Revenue PUT	1.612%	11/1/18	47,300	48,542
3 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.120%	2/6/15	9,995	9,995
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.700%	8/23/18	9,000	9,469
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,510
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,518
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	20,000	20,159
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,209
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,322
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,334
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	3,500	3,578
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,223

Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,667
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,223
Carroll County GA School District GO	5.000%	4/1/18	5,075	5,745
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/17	1,250	1,365
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,250	1,411
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,000	1,125
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/19	250	290
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/20	350	414
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/18	1,000	1,101
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/19	1,000	1,164
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/20	1,500	1,761
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/21	1,890	2,237
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,147
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,530
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,177
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,494
Floyd County GA Development Authority
Revenue (Georgia Power Co. Plant Hammond
Project) PUT	0.850%	11/19/15	2,500	2,507
3 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.030%	2/6/15	11,415	11,415
2 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT	0.970%	2/18/20	17,575	17,598
Georgia GO	5.000%	7/1/16	5,000	5,334
Georgia GO	5.000%	7/1/16	9,500	10,135
Georgia GO	5.000%	7/1/16	20,000	21,336
Georgia GO	5.000%	10/1/16	1,910	2,058
Georgia GO	5.000%	7/1/17	2,840	3,146
Georgia GO	5.000%	7/1/17	13,695	15,172
Georgia GO	5.000%	7/1/18	2,340	2,680
Georgia GO	5.000%	7/1/18	23,330	26,722
Georgia GO	5.000%	7/1/18	12,050	13,802
Georgia GO	4.000%	11/1/18	11,000	12,320
Georgia GO	5.000%	12/1/18	7,800	9,046
Georgia GO	5.000%	9/1/20	10,100	12,253
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	4.000%	6/1/44	4,190	4,602
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,400	1,520
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	3,600	4,045

Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/19	1,000	1,156
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	750	888
Georgia Road & Tollway Authority GAN	5.000%	6/1/20	25,760	29,921
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	6,465
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	21,037
Georgia Road & Tollway Authority Revenue
(Federal Highway Grant)	5.000%	6/1/16	8,125	8,628
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,748
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,197
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/17	1,675	1,866
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/18	4,335	4,996
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	16,070	16,798
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	5,350	5,725
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	7,140	7,673
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	1,885	2,083
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	7,125	7,822
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	1,160	1,298
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	2,330	2,663
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.300%	7/1/17	14,000	14,000
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.320%	7/1/17	17,500	17,500
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,070
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,535	5,781
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	12,655	14,919
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,500	1,678
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/18	1,250	1,440
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	4,015	4,681
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/17	8,165	8,868
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/18	2,000	2,293
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/19	1,500	1,763
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/20	1,000	1,197
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/21	1,500	1,822
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/22	1,000	1,230
				598,941

Guam (0.0%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/20	600	698
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/21	1,390	1,629
Guam Power Authority Revenue	5.000%	10/1/18	475	536
Guam Power Authority Revenue	5.000%	10/1/20	520	607
				3,470
Hawaii (1.0%)
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,311
Hawaii GO	5.000%	6/1/16	13,920	14,808
Hawaii GO	5.000%	12/1/18	17,250	20,020
Hawaii GO	5.000%	6/1/19	6,960	8,184
Hawaii GO	5.000%	6/1/19	2,370	2,787
Hawaii GO	5.000%	8/1/19	3,735	4,412
Hawaii GO	5.000%	8/1/19	3,500	4,134
Hawaii GO	5.000%	11/1/19	11,960	14,213
Hawaii GO	5.000%	11/1/19	40,725	48,398
Hawaii GO	5.000%	12/1/19	5,000	5,954
Hawaii GO	5.000%	8/1/20	10,985	13,238
Hawaii GO	5.000%	8/1/20	13,905	16,756
Hawaii GO	5.000%	8/1/21	12,610	15,441
Hawaii GO	5.000%	8/1/21	7,000	8,571
Hawaii GO	5.000%	8/1/22	6,000	7,462
Hawaii GO	5.000%	8/1/22	2,500	3,109
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,323
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,193
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,584
Honolulu HI City & County GO	5.000%	8/1/18	2,715	3,111
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,616
Honolulu HI City & County GO	5.000%	11/1/19	6,000	7,112
				213,737
Illinois (4.9%)
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,670
Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	8,128
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,572
Chicago IL Board of Education GO	5.000%	12/1/19 (2)	3,090	3,325
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,000	1,143
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	2,000	2,163
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,250	1,438
2 Chicago IL Board of Education GO PUT	0.697%	6/2/16	25,750	25,487
[2,3] Chicago IL Board of Education GO TOB PUT	0.570%	2/19/15 LOC	85,000	85,000
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,337
Chicago IL GO	5.000%	12/1/18	2,000	2,215
Chicago IL GO	5.000%	1/1/19	5,750	6,216
Chicago IL GO	5.000%	1/1/19 (4)	4,645	4,819
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	5,772
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/21	4,470	5,471
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/21	5,105	6,248
Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,441
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	750	813
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	7,500	8,132
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	4,944

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,250	1,397
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,950	2,160
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,000	1,149
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,170	1,325
3 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.110%	2/6/15 LOC	23,865	23,865
3 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.170%	2/6/15 (4)	21,135	21,135
3 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.130%	2/6/15	24,520	24,520
Chicago IL Water Revenue	5.000%	11/1/18	675	767
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,115
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,145
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,849
Cook County IL GO	5.000%	11/15/18	2,000	2,268
Cook County IL GO	5.000%	11/15/19	1,500	1,731
Cook County IL GO	5.000%	11/15/20	1,500	1,758
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.875%	2/12/15	5,000	5,003
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,526
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/19	1,000	1,168
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/21	2,000	2,419
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/22	1,000	1,222
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	26,795	31,021
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	1/15/20	5,850	6,874
3 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.030%	2/6/15	14,840	14,840
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/15	10,000	10,042
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	3,275	3,591
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/17	1,500	1,655
3 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.140%	2/6/15 (12)	15,000	15,000
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	261
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/19	1,115	1,252
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	2,940	3,348
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	500	569
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/21	975	1,117
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.250%	8/15/16	4,270	4,542
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/18	4,000	4,542
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/19	4,205	4,870

Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/20	4,210	4,941
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.020%	2/6/15 LOC	10,000	10,000
3 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.030%	2/2/15	2,100	2,100
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	1,925	2,287
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/16	1,500	1,585
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/17	2,500	2,736
Illinois Finance Authority Revenue (Presbyterian
Homes) VRDO	0.030%	2/6/15 LOC	12,200	12,200
1 Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	589
1 Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/20	1,000	1,200
1 Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/21	1,000	1,212
1 Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/22	1,000	1,223
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/17	3,075	3,258
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,539
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/19	1,745	2,056
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	8,406
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,450	2,460
Illinois GO	1.000%	2/1/15	21,000	21,000
Illinois GO	5.000%	8/1/15	11,240	11,496
Illinois GO	5.500%	8/1/15 (14)	1,020	1,046
Illinois GO	5.500%	8/1/17 (14)	1,425	1,573
Illinois GO	5.000%	4/1/18	2,500	2,765
Illinois GO	5.000%	5/1/18	8,000	8,867
Illinois GO	5.000%	8/1/18	22,000	24,518
Illinois GO	5.250%	1/1/19	8,060	9,088
Illinois GO	5.000%	2/1/19	875	980
Illinois GO	5.000%	3/1/19	6,500	7,290
Illinois GO	5.000%	5/1/19	12,000	13,495
Illinois GO	5.000%	7/1/19	4,700	5,300
Illinois GO	5.000%	8/1/19	48,625	54,913
Illinois GO	5.000%	2/1/20	3,000	3,413
Illinois GO	5.000%	3/1/20	10,115	11,523
Illinois GO	5.000%	4/1/20	2,000	2,282
Illinois GO	5.000%	5/1/20	24,500	27,990
Illinois GO	5.000%	7/1/20	12,500	14,320
Illinois GO	5.000%	8/1/20	10,500	12,045
Illinois GO	5.000%	8/1/20 (4)	6,500	7,517
Illinois GO	5.000%	1/1/21 (4)	8,425	9,532
Illinois GO	5.000%	2/1/21	4,000	4,579
Illinois GO	5.000%	4/1/21	8,500	9,746
Illinois GO	5.000%	5/1/21	17,000	19,506
Illinois Sales Tax Revenue	5.000%	6/15/15	10,810	11,006

Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	10,643
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	16,594
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	17,906
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	7,296
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	8,071
Illinois Toll Highway Authority Revenue	5.000%	1/1/19	1,000	1,154
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	23,754
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,908
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,000	24,077
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	6,000
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	18,332
3 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.030%	2/6/15	7,915	7,915
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/15	6,270	6,384
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/15	3,000	3,127
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	17,875	19,380
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/18	7,000	7,456
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	3,500	3,564
Lake County IL Community High School District
No. 117 GO	0.000%	12/1/17 (14)	5,155	4,904
McHenry County IL Conservation District GO	5.000%	2/1/19	2,500	2,900
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,621
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	14,247
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	2,500	2,732
3 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.130%	2/6/15 LOC	5,500	5,500
3 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.130%	2/6/15 (14)LOC	9,715	9,715
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,079
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,585
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	9,580	10,461
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,108
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	6,600	7,822
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.250%	6/1/24	2,100	2,264
				1,013,461
Indiana (1.0%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	4,810	5,149
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/19	50	58
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,606

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	3,570	3,699
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,236
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,690
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/20	860	1,012
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	11,787
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,789
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,201
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/19	1,650	1,893
Indiana Finance Authority Lease Revenue	5.000%	2/1/18	4,500	5,093
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	4,319
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	4,193
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/18	825	912
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/19	1,000	1,131
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/20	1,300	1,499
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/23	750	872
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/17	7,625	8,317
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,142
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/19	335	394
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	375	449
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	380	461
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	10,000	10,630
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	14,825	15,066
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,695	2,877
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	7,000	7,128

Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	4.000%	8/1/17	8,000	8,646
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,685
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,111
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,142
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,590
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,764
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	991
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	595
Purdue University Indiana University Student
Fee Revenue	4.500%	7/1/16	1,500	1,589
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/16	1,300	1,387
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/17	1,000	1,108
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,556
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/17	3,455	3,624
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/17	3,520	3,726
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/18	3,590	3,836
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/18	3,665	3,946
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/19	3,740	4,050
3 Tri-Creek Middle School Building Corp. Indiana
Revenue TOB VRDO	0.030%	2/6/15 (4)	14,210	14,210
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,478
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	30,359
				202,996
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,445
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,400
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,731
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/16	2,320	2,462
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/19	4,075	4,713
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	45,500	48,740
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/17	1,300	1,423
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	5,813
				73,727
Kansas (0.2%)
2 Kansas Department of Transportation Highway
Revenue	0.354%	9/1/17	4,000	4,000

2 Kansas Department of Transportation Highway
Revenue	0.434%	9/1/18	3,500	3,501
2 Kansas Department of Transportation Highway
Revenue	0.514%	9/1/19	3,000	2,991
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/17	1,000	1,086
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/18	1,035	1,157
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/19	1,150	1,320
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/16	5,615	5,855
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/17	5,670	6,146
Kansas Development Finance Authority
Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,741
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,050
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/15 (ETM)	4,000	4,154
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,267
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,598
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	585
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/20	1,565	1,860
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	906
				42,217
Kentucky (0.8%)
2 Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project) PUT	1.770%	2/1/17	11,435	11,485
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,857
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	40,000	41,362
Kentucky Property & Building Commission
Revenue	5.250%	10/1/16 (4)	6,100	6,590
Kentucky Property & Building Commission
Revenue	5.000%	11/1/16	5,340	5,765
1 Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	15,840	19,093
1 Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	4,510	5,507
1 Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	15,060	18,391
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.000%	7/1/17	27,800	30,451

Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,500	2,857
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.150%	6/1/17	5,000	4,981
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.600%	6/1/17	9,500	9,620
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/16	990	1,043
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/18	1,100	1,226
				161,228
Louisiana (0.8%)
DeSoto Parish LA Pollution Control Revenue
(Southwestern Electric Power Co. Project)	1.600%	1/1/19	13,500	13,590
2 East Baton Rouge Parish LA Sewer
Commission Revenue PUT	0.617%	8/1/18	24,515	24,541
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,144
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,384
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.589%	5/1/17	44,500	44,764
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.589%	5/1/18	12,500	12,550
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.669%	5/1/17	5,000	5,030
Louisiana GO	5.000%	8/1/16	5,000	5,356
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,130
Louisiana Highway Improvement Revenue	5.000%	6/15/18	1,325	1,513
Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,174
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,588
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,100	1,341
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.850%	6/1/38	1,655	1,736
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,053
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,212
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,344
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,291
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/18	1,050	1,189
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/19	1,250	1,450
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/20	1,100	1,304
New Orleans LA GO	5.000%	12/1/18	4,065	4,599
New Orleans LA Sewage Service Revenue	5.000%	6/1/18	500	562
New Orleans LA Sewage Service Revenue	5.000%	6/1/19	500	576
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	1,595	1,909

New Orleans LA Water Revenue	5.000%	12/1/20	400	471
New Orleans LA Water Revenue	5.000%	12/1/22	1,500	1,807
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	9,220	10,134
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,500	2,870
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/20	8,085	9,459
				170,071
Maine (0.0%)
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/16	4,225	4,534

Maryland (3.1%)
Anne Arundel County MD GO	5.000%	4/1/19	6,960	8,142
Anne Arundel County MD GO	5.000%	4/1/19	7,615	8,909
Anne Arundel County MD GO	5.000%	4/1/19	2,640	3,088
Baltimore County MD GO	5.000%	2/1/18	2,900	3,276
Baltimore County MD GO	5.000%	2/1/18	9,000	10,168
Baltimore County MD GO	5.000%	2/1/20	2,100	2,514
Baltimore County MD GO	5.000%	10/15/21	10,400	12,794
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/17	500	559
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18	2,280	2,632
Howard County MD GO	5.000%	2/15/17	3,450	3,770
Howard County MD GO	5.000%	2/15/18	3,895	4,406
Howard County MD GO	5.000%	2/15/19	3,830	4,467
Howard County MD GO	5.000%	8/15/19	5,000	5,915
Howard County MD GO	5.000%	2/15/20	4,475	5,362
Maryland Department of Transportation
Revenue	4.000%	5/15/15	6,250	6,321
Maryland Department of Transportation
Revenue	5.000%	5/1/18	3,250	3,700
Maryland Department of Transportation
Revenue	5.000%	5/1/19	14,000	16,405
Maryland Department of Transportation
Revenue	5.000%	12/1/20	15,495	18,848
Maryland GO	5.000%	3/1/16	10,000	10,523
Maryland GO	5.000%	11/1/16	15,350	16,593
Maryland GO	5.000%	8/1/17	5,000	5,556
Maryland GO	5.000%	8/1/17	5,070	5,634
Maryland GO	5.000%	8/1/17	26,445	29,385
Maryland GO	5.000%	8/1/17	8,495	9,439
Maryland GO	5.000%	8/15/17 (Prere.)	2,795	3,106
Maryland GO	5.000%	3/1/18	1,150	1,303
Maryland GO	5.250%	3/1/18	2,400	2,737
Maryland GO	5.000%	8/1/18	24,160	27,744
Maryland GO	5.000%	8/1/18	28,795	33,066
Maryland GO	5.000%	11/1/18	2,525	2,921
Maryland GO	5.000%	3/15/19	7,625	8,916
Maryland GO	5.000%	11/1/19	4,265	5,074
Maryland GO	5.000%	3/1/20	34,535	41,426
Maryland GO	5.000%	3/1/20	10,000	11,995
Maryland GO	4.500%	8/1/20	4,215	4,979
Maryland GO	5.000%	3/1/21 (Prere.)	3,745	4,577
Maryland GO	5.000%	8/1/21	30,000	37,020

Maryland GO	5.000%	8/1/26	28,995	33,943
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/18	835	917
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/19	850	948
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/20	1,000	1,180
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.264%	11/15/16	2,000	2,019
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.944%	11/15/17	5,955	5,985
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.944%	11/15/17	19,750	19,851
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.694%	5/15/18	5,300	5,301
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.714%	5/15/18	9,500	9,508
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,255
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/17	1,500	1,657
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/18	1,400	1,590
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/19	1,400	1,631
1 Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/20	2,170	2,601
1 Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/21	1,785	2,173
1 Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/22	4,600	5,659
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/21	2,220	2,696
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/15	5,900	6,019
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/19	2,500	2,896
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/20	3,150	3,699
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/21	7,045	8,371
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/22	5,000	5,963

Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15	9,995	10,200
Montgomery County MD GO	5.000%	11/1/16	4,730	5,113
Montgomery County MD GO	5.000%	8/1/17	12,100	13,445
Montgomery County MD GO	5.000%	11/1/17	4,800	5,381
Montgomery County MD GO	5.000%	7/1/18	32,050	36,710
Montgomery County MD GO	5.000%	7/1/18	3,400	3,894
Montgomery County MD GO	5.000%	8/1/18	2,000	2,297
Montgomery County MD GO	5.000%	11/1/19	2,840	3,379
Montgomery County MD GO	5.000%	11/1/21	22,680	28,115
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/16	2,630	2,761
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	4,000	4,418
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	2,735	3,124
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	5,000	6,032
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	3.875%	7/1/19	1,060	1,073
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	4.375%	7/1/21	4,500	4,604
				639,678
Massachusetts (4.6%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/18	1,250	1,434
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	11,447
3 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.120%	2/6/15	19,897	19,897
Massachusetts College Building Authority
Revenue	5.000%	5/1/20	3,000	3,593
Massachusetts College Building Authority
Revenue	5.000%	5/1/21	5,495	6,695
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,397
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,394
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/15 (ETM)	600	612
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/15	600	610
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/16 (ETM)	800	852
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/16	800	840
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17 (ETM)	1,025	1,132
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17	1,035	1,115
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18 (ETM)	435	496
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18	440	483
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.570%	9/30/16	11,000	11,047

Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	42,730	43,927
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	960
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,269
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.570%	1/30/18	8,935	8,936
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.500%	1/29/20	5,500	5,501
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/16	2,475	2,594
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,265	2,424
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,230
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,648
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.300%	7/1/17	14,860	14,862
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	1,000	1,159
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/20	5,000	6,019
Massachusetts GO	5.000%	3/1/15 (Prere.)	5,000	5,021
Massachusetts GO	5.000%	3/1/15 (Prere.)	3,840	3,856
Massachusetts GO	5.000%	8/1/15 (4)	10,000	10,247
2 Massachusetts GO	0.470%	9/1/15	11,500	11,522
2 Massachusetts GO	0.140%	2/1/16	37,185	37,176
2 Massachusetts GO	0.500%	2/1/16	15,645	15,661
Massachusetts GO	5.000%	10/1/16	6,800	7,326
2 Massachusetts GO	0.360%	1/1/17	11,750	11,769
2 Massachusetts GO	0.140%	2/1/17	69,460	69,289
2 Massachusetts GO	0.380%	2/1/17	7,500	7,517
Massachusetts GO	5.000%	10/1/17	27,000	30,160
Massachusetts GO	5.500%	11/1/17	2,100	2,381
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,702
2 Massachusetts GO	0.450%	1/1/18	10,000	10,027
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,849
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,329
Massachusetts GO	5.000%	10/1/18	30,000	34,594
Massachusetts GO	5.500%	10/1/18 (4)	10,200	11,946
Massachusetts GO	5.500%	10/1/18	4,955	5,803
Massachusetts GO	5.000%	12/1/18	30,000	34,767
Massachusetts GO	5.500%	12/1/19 (14)	9,160	11,125
Massachusetts GO	5.000%	4/1/20	45,000	54,021
Massachusetts GO	5.000%	8/1/20	33,155	40,139
Massachusetts GO	5.000%	8/1/21	40,500	49,844
Massachusetts GO	5.000%	11/1/23	10,000	12,522
Massachusetts GO	5.000%	6/1/24	10,000	11,868
Massachusetts GO	5.000%	10/1/24	7,860	9,529
Massachusetts GO	5.000%	7/1/25	14,955	18,382
2 Massachusetts GO PUT	0.320%	8/1/17	20,000	19,997
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	5,710	5,808

Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	2,001
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) VRDO	0.010%	2/2/15	15,725	15,725
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/19 (14)	500	513
Massachusetts Health & Educational Facilities
Authority Revenue (Milford Regional Medical
Center)	5.000%	7/15/22	500	532
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,558
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/16	2,000	2,131
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/20	2,350	2,396
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/21	1,150	1,173
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/22	1,855	1,891
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/20	960	1,088
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	1,415	1,590
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	5,750	6,358
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/15	2,500	2,551
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/17	9,560	10,549
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,435
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	6,600	7,288
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	1,930	1,981
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	5,230	5,368
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	16,725	17,166
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,642
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	17,735
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/19	11,460	13,481
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/18 (14)	10,000	9,730
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	15,880
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/17	1,500	1,667

Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	3,000	3,445
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	1,810	1,937
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,157
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	2,065	2,389
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	4,500	5,312
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	16,000	19,347
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/21	4,580	5,642
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20	5,510	6,486
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21	3,900	4,775
3 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.140%	2/6/15 (4)LOC	27,270	27,270
University of Massachusetts Building Authority
Revenue	5.000%	11/1/16	7,555	8,161
University of Massachusetts Building Authority
Revenue	5.000%	11/1/20	1,250	1,508
				956,608
Michigan (2.1%)
Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	2,009
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/17	625	673
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/18	1,225	1,345
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/16	1,050	1,133
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/17	1,500	1,671
1 L'anse Creuse MI Public Schools GO	5.000%	5/1/18	720	810
1 L'anse Creuse MI Public Schools GO	5.000%	5/1/19	1,030	1,187
1 L'anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,966
1 L'anse Creuse MI Public Schools GO	5.000%	5/1/21	250	299
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,159
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,978
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,393
Michigan Building Authority Revenue	5.000%	10/15/16	2,750	2,963
Michigan Building Authority Revenue	5.000%	10/15/17	1,250	1,392
Michigan Finance Authority Revenue	5.000%	10/1/19	850	993
Michigan Finance Authority Revenue	5.000%	10/1/20	1,200	1,385
Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,495
Michigan Finance Authority Revenue	5.000%	10/1/22	525	625
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/17	1,000	1,079
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,250	1,424
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/21	3,500	4,221
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/22	2,500	3,044

Michigan Finance Authority Revenue (Detroit
School District)	2.850%	8/20/15	2,550	2,565
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	885	930
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	5,115	5,402
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	4,000	4,224
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	1,100	1,188
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,459
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	5,000	5,429
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	500	540
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,000	1,104
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,714
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	5,500	6,155
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,150	1,269
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,000	2,252
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,253
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,988
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	1,310	1,475
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	8,000	9,233
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (4)	8,500	9,882
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	1,890	2,151
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,415
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	16,260	19,073
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	10,000	11,730
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,486
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	4.000%	6/1/20	600	677
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/21	750	898
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,210
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	500	536
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	500	541

Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	600	657
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,254
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	576
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,778
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/17	1,225	1,331
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	57,769
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	45,931
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	11,350	12,101
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	5,865	5,889
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,580
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/23	7,330	8,462
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	13,057
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,892
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.500%	11/15/15	2,000	2,069
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.000%	11/15/16	6,140	6,525
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/18	6,375	7,211
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/19	3,350	3,863
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/15	1,000	1,039
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	5,000	5,729
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,391
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/18	400	461
Michigan State University Revenue	5.000%	2/15/15	3,910	3,918
Michigan State University Revenue	5.000%	8/15/15	1,000	1,026
Michigan State University Revenue	5.000%	2/15/17	6,135	6,695
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	7,882
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,322
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/17	250	268
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	548

Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/19	1,000	1,158
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/20	800	947
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/21	600	721
Royal Oak City MI School District GO	5.000%	5/1/20	1,250	1,483
Royal Oak City MI School District GO	5.000%	5/1/21	600	722
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.250%	8/1/16 (ETM)	5,000	5,367
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/17	1,400	1,550
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/19	1,500	1,755
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/20	1,200	1,433
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,506
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,104
2 Saline MI Area Schools GO PUT	0.570%	11/2/15	9,285	9,280
University of Michigan Revenue	4.000%	4/1/16	10,650	11,128
University of Michigan Revenue	4.000%	4/1/17	11,385	12,255
				441,656
Minnesota (0.9%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,258
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/15	1,700	1,764
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/16	1,900	2,054
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.020%	2/2/15 (4)	24,325	24,325
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/21	350	421
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	1,000	1,223
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/19	6,830	7,922
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/21	7,225	8,739
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,641
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	7,467
Minnesota GO	5.000%	10/1/15	13,970	14,427
Minnesota GO	5.000%	12/1/15	8,145	8,477
Minnesota GO	5.000%	10/1/16 (ETM)	50	54
Minnesota GO	5.000%	10/1/16	4,950	5,334

Minnesota GO	5.000%	12/1/16	8,150	8,838
Minnesota GO	5.000%	10/1/17 (ETM)	35	39
Minnesota GO	5.000%	10/1/17	2,240	2,504
Minnesota GO	5.000%	8/1/18	8,375	9,611
Minnesota GO	5.000%	8/1/18	3,825	4,390
Minnesota GO	5.000%	8/1/18	3,000	3,443
Minnesota GO	5.000%	11/1/19	2,000	2,377
Minnesota GO	5.000%	8/1/21	6,000	7,395
Minnesota GO	5.000%	8/1/22	12,900	16,170
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.040%	2/6/15	10,645	10,645
Minnesota Municipal Power Agency Revenue	5.000%	1/1/20	2,000	2,379
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,514
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	8,500	9,624
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,587
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,431
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,909
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/15	1,170	1,184
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/16	1,250	1,322
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/17	1,000	1,097
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/22	2,800	3,393
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,568
University of Minnesota Revenue	5.000%	12/1/17	10,000	11,233
				191,759
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	11,761
DeSoto County MS School District GO	5.000%	5/1/19	8,000	9,363
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.020%	2/2/15	7,450	7,450
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	1.125%	9/1/17	1,250	1,252
Mississippi GO	5.000%	11/1/15 (14)	7,475	7,749
2 Mississippi GO	0.550%	9/1/17	5,345	5,349
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,535
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,771
				47,230
Missouri (0.8%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/19	2,000	2,309
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/20	1,000	1,176

Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/17	3,270	3,668
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	1,445	1,674
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	2,225	2,577
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	805	957
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/20	2,000	2,425
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,710
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	3,170
Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/1/19	17,225	20,429
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.000%	12/1/20	1,300	1,436
Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,200	4,263
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/19	750	850
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/20	870	996
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,637
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/16	1,500	1,567
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/17	1,500	1,618
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/18	2,890	3,190
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/19	3,040	3,435
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/20	3,085	3,520
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.010%	2/6/15	11,000	11,000
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/20	7,295	8,780
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/20	43,310	52,129
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/19	2,200	2,530
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/21	6,275	7,487
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/22	4,365	5,302

St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,447
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/18	1,295	1,470
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,152
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,422
				163,326
Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	5,870	6,121
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	5,305	5,751
				11,872
Nebraska (0.8%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,166
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	6/1/19	11,175	12,917
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	50,000	58,107
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/18	500	562
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/19	750	828
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/20	600	667
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/19	1,500	1,735
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/20	1,350	1,596
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/43	4,280	4,429
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	9/1/43	4,010	4,202
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/44	5,270	5,500
Nebraska Investment Finance Authority Single
Family Housing Revenue	4.000%	9/1/44	6,000	6,623
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,044
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,086
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,685
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,155
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,155
Nebraska Public Power District Revenue	5.000%	1/1/20	2,800	3,313
Nebraska Public Power District Revenue	5.000%	7/1/20	6,065	7,253
Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	5,565
Nebraska Public Power District Revenue	5.000%	7/1/21	3,185	3,864

Omaha NE Public Power District Electric
Revenue	5.000%	2/1/20	7,370	8,762
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	6,400	7,737
University of Nebraska Facilities Corp. Revenue
(UNMC Eye Institute)	5.000%	3/1/18	8,850	10,039
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,718
				156,708
Nevada (0.4%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	2,083
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,169
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,344
Clark County NV Airport Improvement Revenue	5.000%	7/1/18	32,000	36,385
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	18,080
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,110
Nevada Unemployment Compensation Revenue	4.000%	6/1/15	5,500	5,572
Nevada Unemployment Compensation Revenue	4.000%	12/1/15	6,250	6,452
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	6,000	6,736
				82,931
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,864
New Hampshire GO	5.000%	8/15/17	3,200	3,558
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	4,589
				16,011
New Jersey (4.7%)
Atlantic City NJ GO	5.000%	11/1/19	3,315	3,315
Atlantic City NJ GO	5.000%	12/1/19	6,995	6,995
Atlantic City NJ GO	5.000%	11/1/20	4,025	4,005
Atlantic City NJ GO	5.000%	12/1/20	7,185	7,149
Atlantic City NJ GO	5.000%	11/1/21	3,020	2,957
Atlantic City NJ GO	5.000%	12/1/21	1,970	1,928
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/20	2,040	2,363
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,875
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,708
Gloucester County NJ Improvement Authority
Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,280	3,413
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	7,782
New Jersey COP	5.000%	6/15/16	6,695	7,107
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	16,049
New Jersey Economic Development Authority
Revenue	5.000%	3/1/19	29,800	33,683
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/16	5,500	5,816
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	8,070

New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	8,000	9,046
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	8,044
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/15	2,525	2,559
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/16	2,905	3,046
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/17	3,525	3,779
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	1.720%	2/1/16	9,500	9,565
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	32,425	34,762
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.920%	2/1/17	14,000	14,018
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	6,450	7,099
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	8,254
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	14,300	15,723
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	5,000	5,735
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19	15,000	16,955
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	16,780	19,272
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	9,235	10,600
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	7,745	8,949
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	11,391
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	18,470	21,498
New Jersey Economic Development Authority
Revenue (School Facilities Construction)
VRDO	0.750%	2/1/17	4,000	4,005
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/15	11,255	11,383
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,134
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	9/1/17	2,500	2,746
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	5,095	5,644
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	5,345	6,122

New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,500	2,551
New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,530	5,630
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	2,863
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	5,094
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	10,255	11,434
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,672
New Jersey GO	5.000%	8/15/16	12,120	12,975
New Jersey GO	5.000%	8/15/17	11,660	12,872
New Jersey GO	5.000%	6/1/18	5,000	5,646
New Jersey GO	5.000%	8/15/19	8,395	9,752
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,814
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/17	2,000	2,192
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,000	1,119
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.500%	7/1/22	3,550	4,042
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	2,595	2,800
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18	3,605	3,974
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.000%	7/1/17	1,000	1,063
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/18	2,000	2,271
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/19	2,000	2,334
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,415
3 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) TOB VRDO	0.170%	2/6/15 (12)	9,255	9,255
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/15	15,860	16,404
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,600
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	9,990	10,755
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,102
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,500	1,702
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.010%	2/6/15	11,000	11,000
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	26,204
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	11,000	12,707

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	12,550	14,478
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.020%	12/15/19	41,000	41,016
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.220%	12/15/21	24,000	24,015
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	19,130	19,477
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	10,000	11,092
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	30,000	33,131
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	7,500	8,319
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	2,500	2,802
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,810	17,930
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/19	2,815	3,216
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	31,245	36,060
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	14,635	16,906
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,926
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,875
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	4,875	5,734
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.200%	2/6/15 (4)LOC	21,285	21,285
2 New Jersey Turnpike Authority Revenue	0.570%	1/1/18	40,000	40,141
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	883
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,194
2 New Jersey Turnpike Authority Revenue PUT	0.550%	1/1/16	7,000	7,011
2 New Jersey Turnpike Authority Revenue PUT	0.550%	1/1/16	8,500	8,514
2 New Jersey Turnpike Authority Revenue PUT	0.640%	1/1/17	10,000	10,042
2 New Jersey Turnpike Authority Revenue PUT	0.700%	1/1/18	10,115	10,186
2 New Jersey Turnpike Authority Revenue PUT	0.700%	1/1/18	15,000	15,107
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,165
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,165
Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,385
1 Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,241
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	2,000	2,031
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	2,000	2,120
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	250,900	61,006
				980,239
New Mexico (0.7%)
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	2,000	2,406
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	3,225	3,880

Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	1,800	2,172
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	6,580	7,941
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	1,130	1,389
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	5,450	6,696
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,552
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/16	10,000	10,567
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/16	7,000	7,449
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/17	5,000	5,462
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	9,000	9,950
New Mexico GO	5.000%	3/1/16	19,290	20,303
3 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.030%	2/6/15	6,660	6,660
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	0.685%	2/1/18	5,000	5,024
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	0.735%	8/1/18	5,200	5,227
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	0.864%	8/1/19	37,500	37,640
New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	6,653
				143,971
New York (13.5%)
Albany NY Industrial Development Agency Civic
Facility Revenue (Albany Medical Center
Hospital Project) VRDO	0.040%	2/6/15 LOC	4,480	4,480
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,272
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15 (ETM)	1,690	1,711
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,945	1,969
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	1,125	1,237
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,000	3,298
Hempstead NY GO	3.000%	4/15/15	5,260	5,292
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/18	2,000	2,248
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19	1,500	1,728
2 Long Island NY Power Authority Electric System
Revenue PUT	0.769%	11/1/18	16,850	16,847

Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,268
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	1,000	1,134
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	3,520	4,101
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	2,000	2,330
Nassau County NY GO	5.000%	4/1/20	14,340	16,864
Nassau County NY GO	5.000%	4/1/21	11,075	13,184
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.020%	2/6/15	18,550	18,550
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	4,640	5,488
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/18	2,550	2,841
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/20	1,660	1,928
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/18	2,000	2,228
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/19	1,565	1,784
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/19	375	413
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,590
New York City NY GO	5.000%	8/1/15	26,260	26,903
New York City NY GO	5.000%	8/1/15	10,815	11,080
New York City NY GO	5.000%	8/15/15	17,910	18,382
New York City NY GO	5.000%	9/1/15	21,325	21,933
New York City NY GO	5.000%	2/1/16	1,000	1,048
New York City NY GO	5.000%	3/1/16	2,500	2,629
New York City NY GO	5.000%	3/1/16	10,795	11,352
New York City NY GO	5.000%	4/1/16	3,500	3,693
New York City NY GO	5.000%	8/1/16	27,500	29,408
New York City NY GO	5.000%	8/1/16	16,925	18,099
New York City NY GO	5.000%	8/1/16	1,000	1,069
New York City NY GO	5.000%	8/1/16	1,000	1,069
New York City NY GO	5.000%	8/1/16	7,150	7,646
New York City NY GO	5.000%	8/1/16	5,000	5,347
New York City NY GO	5.000%	8/1/17	3,800	4,207
New York City NY GO	5.000%	8/1/17	6,000	6,642
New York City NY GO	5.000%	8/1/17	13,590	15,044
New York City NY GO	5.000%	8/1/17	9,750	10,793
New York City NY GO	5.000%	8/1/17	8,185	9,061
New York City NY GO	5.000%	10/1/17	2,500	2,783

New York City NY GO	5.000%	10/1/17	5,150	5,734
New York City NY GO	5.000%	8/1/18	6,000	6,848
New York City NY GO	5.000%	8/1/18	4,650	5,307
New York City NY GO	5.000%	8/1/18	3,250	3,709
New York City NY GO	5.000%	8/1/18	7,500	8,560
New York City NY GO	5.000%	8/1/18	6,000	6,848
New York City NY GO	5.000%	8/1/18	5,000	5,707
New York City NY GO	5.000%	8/1/18	13,030	14,872
New York City NY GO	5.000%	8/1/18	25,315	28,894
New York City NY GO	5.000%	10/1/18	7,650	8,775
New York City NY GO	4.000%	8/1/19	12,165	13,722
New York City NY GO	5.000%	8/1/19	8,000	9,375
New York City NY GO	5.000%	8/1/19	15,000	17,577
New York City NY GO	5.000%	8/1/19	5,830	6,832
New York City NY GO	5.000%	8/1/19	15,000	17,577
New York City NY GO	5.000%	8/1/19	7,225	8,466
New York City NY GO	5.000%	8/1/19	20,155	23,618
New York City NY GO	5.000%	8/1/19	5,000	5,859
New York City NY GO	5.000%	8/1/19	5,000	5,859
New York City NY GO	5.000%	8/1/20	4,500	5,381
New York City NY GO	5.000%	8/1/20	20,000	23,914
New York City NY GO	5.000%	10/1/20	4,375	5,249
2 New York City NY GO	0.400%	8/1/21	4,650	4,651
2 New York City NY GO	0.490%	8/1/21	6,350	6,352
New York City NY GO	5.000%	8/1/21	4,000	4,850
New York City NY GO	5.000%	8/1/21	11,985	14,531
New York City NY GO	5.000%	8/1/21	2,000	2,425
New York City NY GO	5.000%	8/1/21	6,100	7,396
2 New York City NY GO	0.570%	8/1/25	5,500	5,495
2 New York City NY GO	0.420%	8/1/27	18,500	18,500
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	8,150	8,876
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	3,000	3,605
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.750%	11/1/16	8,000	8,004
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.100%	11/1/16	8,865	8,868
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.200%	11/1/17	25,640	25,737
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,401
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	10,010	10,047
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/18	3,500	3,961
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,991
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,630
3 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.170%	2/6/15	10,000	10,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,554
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,370

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	16,385	19,138
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/2/15	9,250	9,250
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	2/2/15	6,000	6,000
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	19,510	24,280
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/19	1,000	1,173
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,296
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	26,470	28,593
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	17,015	18,477
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	2,105	2,276
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	8,010	8,698
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17 (ETM)	295	321
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17	2,205	2,415
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	22,475
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	16,500	17,112
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	22,475
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (ETM)	825	922
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	6,175	6,939
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	7,455	8,608
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/15/18	11,950	13,814
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	8,560	10,125
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	25,115	29,706
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	6,395	7,592
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	8,925	10,595
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,090	3,733
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	1.350%	8/1/17	7,300	7,398
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	6,881
3 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.040%	2/6/15	10,520	10,520

2 New York Metropolitan Transportation Authority
Revenue	0.804%	11/1/16	3,495	3,522
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	6,000	6,493
2 New York Metropolitan Transportation Authority
Revenue	0.944%	11/1/17	2,950	2,987
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	5,000	5,587
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	7,000	7,822
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	13,969
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,500	2,873
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,650	3,045
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,724
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,000	1,149
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,724
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,000	2,298
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,660
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,775	5,487
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,255	1,442
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	2,530	2,978
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	4,725	5,562
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,000	1,177
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	9,535	11,223
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	8,930	10,511
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,100	1,295
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/19 (14)	5,000	6,016
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	2,400	2,879
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	5,000	5,997
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,560	1,871
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	5,000	6,080
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,230	1,496
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,750	2,128

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	2,250	2,776
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.030%	2/6/15 (13)	4,495	4,495
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.970%	11/1/19	9,300	9,448
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	5,553
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.400%	6/1/17	20,400	20,400
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.390%	11/1/18	2,000	2,000
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.470%	11/1/19	2,750	2,750
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.600%	11/1/19	21,000	20,998
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,794
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,597
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/19	3,500	4,120
2 New York Metropolitan Transportation Authority
Revenue PUT	0.764%	11/1/15	11,925	11,959
2 New York Metropolitan Transportation Authority
Revenue PUT	0.814%	11/1/16	12,500	12,600
2 New York Metropolitan Transportation Authority
Revenue PUT	0.964%	11/1/16	15,000	15,160
2 New York Metropolitan Transportation Authority
Revenue PUT	0.586%	5/15/17 (4)	17,500	17,567
2 New York Metropolitan Transportation Authority
Revenue PUT	0.464%	11/1/17	7,280	7,302
2 New York Metropolitan Transportation Authority
Revenue PUT	0.954%	11/1/17	8,845	8,967
2 New York Metropolitan Transportation Authority
Revenue PUT	0.380%	11/15/17	44,600	44,627
2 New York Metropolitan Transportation Authority
Revenue PUT	0.717%	5/15/18 (4)	14,000	14,110
2 New York Metropolitan Transportation Authority
Revenue PUT	0.600%	6/1/20	87,500	87,493
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/17 (ETM)	2,360	2,551
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/18 (ETM)	2,105	2,406
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,565
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	9,000	9,548
3 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.030%	2/6/15 (13)	3,500	3,500
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17 (ETM)	55	61
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17	6,185	6,875

New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,455	2,616
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,260	1,339
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,750	1,924
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,827
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/21	2,400	2,905
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	1,115	1,252
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/17	1,000	1,069
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20	1,740	1,876
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	3,935	3,959
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	9,605	10,506
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	27,490	31,066
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	11,515	13,013
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	18,010	20,408
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/18	2,400	2,755
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	22,675	26,272
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	17,500	20,357
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	4,150	4,827
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	15	18
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/19	11,665	13,743
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	4,000	4,770
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/20	9,550	11,529
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	33,395	40,673
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	12,620	15,370
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/21	7,710	9,437

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/22	4,980	5,822
New York State Dormitory Authority Revenue
(Personal Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Tax)	5.000%	2/15/17	16,840	18,419
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,384
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	7,030	7,836
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,626
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	2,000	2,221
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,873
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	1,500	1,715
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	1,350	1,551
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,155	2,460
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,746
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,180
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,774
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	5,905	6,900
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	7,089
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	2,030
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,351
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,737
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	8,500	9,057
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/17	10,510	11,598
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	5,000	5,691
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,500	4,095
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/17	1,670	1,794
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/21	1,290	1,384
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	2,500	3,104
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.125%	3/15/15	3,000	3,006

New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	10/15/15	5,000	5,055
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	4.750%	7/1/16 (14)	2,250	2,363
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	10,000	11,460
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	4,900	5,615
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	3,700	4,356
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	3,000	3,628
New York State GO	5.000%	3/1/19	12,715	14,808
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	4,150	4,166
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	3,900	3,912
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	1,250	1,254
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	2,500	2,505
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	4,750	4,767
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.020%	2/6/15	20,000	20,000
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/18	6,325	7,166
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	775	800
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	4,257
New York State Thruway Authority Revenue	5.000%	5/1/19	83,125	96,108
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,774
New York State Thruway Authority Revenue	5.000%	1/1/21	2,450	2,951
New York State Thruway Authority Revenue	5.000%	1/1/22	1,500	1,835
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	7,743
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	42,227
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	19,884
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	3,956
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	6,620	6,985
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	8,440	9,564
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	625	708

	New York State Thruway Authority Revenue
	(Personal Income Tax)	5.000%	3/15/19	500	583
	New York State Urban Development Corp.
	Revenue	5.250%	1/1/17	10,095	11,004
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	6,971
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	21,793
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	22,663
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	9,361
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	28,002
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	12,125
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	10,188
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	30,326
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	12,941
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	60,939
	New York State Urban Development Corp.
	Revenue (Service Contract)	5.000%	1/1/16	25,000	26,109
	New York State Urban Development Corp.
	Revenue (Service Contract)	5.000%	1/1/16	3,340	3,488
	New York State Urban Development Corp.
	Revenue (Service Contract)	5.000%	1/1/16	19,295	20,151
	Niagara NY Frontier Transportation Authority
	(Buffalo Niagara International Airport)	5.000%	4/1/17	1,000	1,090
	Niagara NY Frontier Transportation Authority
	(Buffalo Niagara International Airport)	4.000%	4/1/18	500	546
	Niagara NY Frontier Transportation Authority
	(Buffalo Niagara International Airport)	5.000%	4/1/19	500	576
[2,3] Nuveen New York AMT-Free Municipal Income
	Fund iMTP	0.640%	10/1/17	17,500	17,504
	Onondaga County NY Civic Development Corp.
	Revenue (St. Joseph's Hospital & Health
	Center)	5.000%	7/1/19	500	556
	Oyster Bay NY GO	4.000%	1/15/17 (15)	1,500	1,589
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,356
	Oyster Bay NY GO	4.000%	8/15/17 (15)	2,500	2,694
	Oyster Bay NY GO	4.000%	1/15/18 (15)	3,000	3,264
	Oyster Bay NY GO	3.250%	8/1/18	8,560	9,069
	Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,185
	Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,891
	Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,633
	Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,637
	Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	5,149
3	Port Authority of New York & New Jersey
	Revenue TOB VRDO	0.030%	2/6/15 (4)	7,770	7,770
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,150	2,362
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,518

Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	10,646
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	988
Suffolk County NY GO	5.000%	2/1/18 (4)	7,805	8,763
Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	4,519
Suffolk County NY GO	5.000%	2/1/20 (4)	4,000	4,730
Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	5,488
Suffolk County NY RAN	1.500%	3/26/15	12,250	12,267
Suffolk County NY TAN	2.000%	7/30/15	75,000	75,569
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	1,225	1,350
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	6,500	7,165
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	1,500	1,524
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	29,615	31,482
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	25,500	27,077
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	10,100	11,070
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,470
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/17	3,815	4,271
2 Triborough Bridge & Tunnel Authority New York
Revenue	0.370%	1/1/18 (4)	5,000	5,004
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/18	13,435	15,093
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	7,000	8,072
2 Triborough Bridge & Tunnel Authority New York
Revenue	0.460%	1/1/19 (4)	1,700	1,704
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.634%	1/1/17	5,000	5,009
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.515%	2/1/19	11,350	11,303
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/17	875	911
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/18	875	932
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/18	500	544
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/16	8,170	8,755
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/17	8,600	9,489
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	4,700	5,578
Yonkers NY GO	4.000%	10/1/17	505	545
Yonkers NY GO	3.000%	7/1/18	500	529
Yonkers NY GO	3.000%	8/15/18	1,000	1,059
Yonkers NY GO	3.000%	8/15/19	885	943
Yonkers NY GO	3.000%	8/15/20	1,115	1,178
				2,782,806
North Carolina (2.2%)

Cabarrus NC COP	5.000%	1/1/16	4,555	4,753
Cary NC GO VRDO	0.020%	2/6/15	6,455	6,455
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,346
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,370
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	3,041
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/17	5,000	5,469
Guilford County NC GO	5.000%	8/1/15	8,250	8,453
Guilford County NC GO	5.000%	8/1/16	5,000	5,352
Guilford County NC GO	5.000%	8/1/17	5,000	5,556
Guilford County NC GO	5.000%	3/1/18	3,340	3,784
Mecklenburg County NC GO	5.000%	3/1/20	5,000	5,998
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/19	1,000	1,168
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	3,200	3,825
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	0.300%	3/2/15	24,750	24,740
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	10,554
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	20,425
3 North Carolina Capital Improvement Revenue
TOB VRDO	0.020%	2/6/15	4,000	4,000
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	2,725	2,843
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	7,000	7,304
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	3,000	3,130
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	2,500	2,707
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	7,175	7,769
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/18	1,250	1,399
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19	1,025	1,177
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19	3,515	4,036
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20	2,500	2,933
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20	13,050	15,310
North Carolina GAN PUT	4.000%	3/1/18	21,000	22,575
North Carolina GO	5.000%	3/1/18	16,770	18,913
North Carolina GO	5.000%	5/1/18	5,000	5,696
North Carolina GO	5.000%	5/1/18	7,050	8,031
North Carolina GO	5.000%	6/1/18	20,720	23,669
North Carolina GO	5.000%	3/1/19	5,200	6,073
North Carolina GO	5.000%	5/1/19	30,000	35,208
North Carolina GO	5.000%	6/1/19	2,000	2,353
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/19	3,350	3,871

North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/20	7,885	9,253
2 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	0.760%	12/1/17	2,320	2,314
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,224
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,428
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/16	1,705	1,808
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/17	6,500	7,139
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,526
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/19	1,450	1,609
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/20	500	559
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/18	20,000	22,419
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/19	16,500	18,996
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/20	8,500	10,012
Raleigh NC Downtown Improvement Project
COP VRDO	0.010%	2/6/15	14,700	14,700
Raleigh NC GO	5.000%	12/1/16	2,470	2,679
Raleigh NC GO	5.000%	12/1/16	2,605	2,825
Raleigh NC GO	5.000%	4/1/20	4,700	5,649
2 University of North Carolina University System
Revenue PUT	0.564%	12/1/15	5,500	5,502
Wake County NC GO	5.000%	2/1/20	4,500	5,387
Wake County NC GO	5.000%	2/1/20	17,845	21,363
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,377
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	3,970
				445,025
North Dakota (0.1%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21	650	761
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/22	1,200	1,388
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	6,000	6,657
				8,806
Ohio (4.1%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/18	1,000	1,141

Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/25	3,450	4,072
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/15	10,170	10,448
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	11,830	12,644
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.010%	2/2/15 LOC	2,325	2,325
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	2,570	2,924
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	8,254
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,265	19,444
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	10,000	12,132
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	21,220	24,489
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	160	181
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	14,204
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,664
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,733
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/20	2,000	2,358
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/17	6,000	6,521
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	19,153
3 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.170%	2/6/15 (12)	9,315	9,315
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	3,415	4,027
Butler County OH Waterworks Revenue	5.250%	6/1/15 (2)(Prere.)	4,000	4,109
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,735
Cleveland OH Income Tax Revenue (Police &
Fire Pension Payment)	5.000%	5/15/17	1,190	1,307
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	1,999
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,584
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,778
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,124
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/19	2,000	2,313
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	7,031
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/18	960	1,086
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/19	1,390	1,611
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/22	1,475	1,765
Columbus OH GO	5.000%	9/1/16	5,000	5,369
Columbus OH GO	5.000%	6/1/17	7,510	8,293
Columbus OH GO	5.000%	7/1/17	7,245	8,024
Columbus OH GO	5.000%	7/1/17	5,740	6,357
Columbus OH GO	5.000%	6/1/18	8,000	9,136

Columbus OH GO	5.000%	7/1/18	7,280	8,336
Columbus OH GO	5.000%	7/1/18	4,500	5,153
Columbus OH GO	5.000%	2/15/19	1,910	2,225
Columbus OH GO	5.000%	6/1/19	3,000	3,528
Columbus OH GO	5.000%	7/1/19	6,690	7,889
Columbus OH GO	5.000%	2/15/20	1,905	2,280
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/19	5,340	6,245
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/20	5,575	6,642
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/21	4,075	4,916
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	8,233
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,491
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,233
Dayton OH City School District GO	5.000%	11/1/19	3,500	4,125
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,985
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/21	1,045	1,188
Fairfield County OH Hospital Facilities Revenue
(Lancaster-Fairfield Community Hospital)	5.375%	6/15/15 (14)	1,050	1,067
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	8,279
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.020%	2/6/15	3,485	3,485
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/19	4,035	4,098
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/21	4,465	4,533
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	4.000%	5/15/17	785	844
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/18	750	849
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/19	1,000	1,159
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/20	1,000	1,190
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/21	1,000	1,211
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/22	500	609
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/18	525	568
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/19	750	854
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/20	800	930
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/22	500	594

Hamilton County OH Sewer System Revenue	5.000%	12/1/20	3,605	4,363
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,567
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,710
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/18	540	605
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	14,225	16,777
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/21	2,260	2,699
Kent State University OH Revenue	5.000%	5/1/17	500	548
Kent State University OH Revenue	5.000%	5/1/20	1,650	1,953
2 Lancaster OH Port Authority Gas Supply
Revenue PUT	0.834%	8/1/19	3,500	3,532
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,243
3 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.040%	2/6/15 (4)	10,500	10,500
3 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.070%	2/6/15 (4)	7,715	7,715
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	3,000	3,052
3 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.220%	2/6/15 (4)	3,990	3,990
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	2/2/15	1,100	1,100
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.020%	2/2/15	3,700	3,700
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.375%	7/1/15	5,000	5,034
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	5,500	5,684
Ohio Building Authority Revenue (Administration
Building Fund)	5.250%	10/1/15 (14)	11,780	12,184
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/18	1,750	2,012
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/15	1,200	1,239
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	10/1/16 (14)	14,830	16,027
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	1,225	1,265
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	2,420	2,499
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,285	1,383
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	2,540	2,734
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,650	1,776
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	1,040	1,160
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	2,670	2,979
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,528

Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/19	1,395	1,621
Ohio Common Schools GO	5.000%	9/15/19	3,910	4,632
Ohio GO	5.000%	9/15/15	5,000	5,153
Ohio GO	5.000%	9/15/16	10,000	10,758
Ohio GO	5.000%	9/15/17	19,680	21,954
Ohio GO	5.000%	5/1/18	10,960	12,481
Ohio GO	5.000%	9/15/18	10,000	11,518
Ohio GO	5.000%	9/15/18	5,000	5,759
Ohio GO	5.000%	5/1/19	6,680	7,837
Ohio GO	5.000%	5/1/19	5,000	5,873
Ohio GO	5.000%	9/15/19	5,000	5,924
Ohio GO	5.000%	5/1/20	12,080	14,528
Ohio GO	5.000%	9/15/20	26,315	31,830
Ohio GO	5.000%	5/1/21	2,645	3,239
3 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.030%	2/6/15	2,200	2,200
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	2/2/15	8,700	8,700
3 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	2/6/15	4,995	4,995
3 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	2/6/15	2,850	2,850
3 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	2/6/15	6,745	6,745
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/19	1,595	1,821
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.370%	2/2/15	2,750	2,750
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	8,847
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,448
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,950
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	8,635	9,713
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	1,500	1,687
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/18	2,750	3,080
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/19	2,450	2,796
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	2,500	2,972
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	6,160	7,322
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	2,750	3,318
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	4,000	4,886
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,689
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,780
Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	0.300%	3/2/15	1,200	1,200
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	355	385

Ohio State University General Receipts
Revenue	5.000%	12/1/16	3,160	3,427
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	314
Ohio State University General Receipts
Revenue	5.000%	12/1/17	4,720	5,305
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,440	1,661
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15	3,500	3,507
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/18 (14)	3,625	4,150
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/17	4,500	4,971
3 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.120%	2/6/15	17,760	17,760
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	3.000%	5/15/19	24,000	24,852
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,282
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/19	1,925	2,295
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/20	10,205	12,294
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/20	6,610	7,952
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	7,500	9,120
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	4,000	4,856
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/21	12,250	14,998
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	4,050	5,001
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,126
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,996
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,313
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,822
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,276
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.375%	12/1/19	1,560	1,771
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	4,750	5,504
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,510
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,611
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/18	1,585	1,806
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/15	1,435	1,458
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/16	3,430	3,636
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/17	1,855	2,033
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19	2,805	3,230

Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/19	1,750	2,004
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/20	2,550	2,965
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/21	2,495	2,922
				850,916
Oklahoma (0.1%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/17	760	838
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,503
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,616
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/21	1,000	1,214
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/18	1,000	1,142
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/15	4,670	4,791
				12,104
Oregon (0.6%)
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	1.500%	10/1/18	3,000	3,004
Oregon Department of Administrative Services
COP	5.000%	5/1/15	4,160	4,212
Oregon Department of Administrative Services
COP	5.000%	5/1/16	3,190	3,382
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	2,185	2,308
Oregon Department of Administrative Services
Lottery Revenue	4.000%	4/1/17	2,000	2,151
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/21	7,000	8,562
3 Oregon Department of Administrative Services
Lottery Revenue TOB VRDO	0.030%	2/6/15	5,000	5,000
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/16	2,600	2,749
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/17	3,090	3,387
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/18	3,500	3,958
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,508
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/15	1,000	1,036
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/16	1,700	1,783

Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/16	2,000	2,156
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/19	1,000	1,179
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/20	1,275	1,533
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	0.900%	10/1/17	8,750	8,784
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	1.020%	9/15/18	10,000	10,046
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.040%	2/6/15	6,335	6,335
Oregon GO	5.000%	8/1/18	3,215	3,692
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	4,990	5,500
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,571
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,680
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,432
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,469
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,507
				114,924
Pennsylvania (5.5%)
Allegheny County PA GO	4.000%	12/1/16	17,830	18,962
Allegheny County PA GO	5.000%	12/1/18	7,000	8,065
Allegheny County PA GO	5.000%	12/1/19	5,250	6,193
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	17,175	18,197
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	23,040	25,348
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/17	1,000	1,116
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/18	1,000	1,147
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.876%	2/1/21	8,480	8,484
3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.130%	2/2/15 LOC	31,200	31,200
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,500	2,718
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/18 (4)	3,000	3,403
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/18 (4)	3,685	4,240
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	17,656

Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	8,250	8,397
2 Bethlehem PA Area School District Authority
Revenue PUT	0.547%	1/1/30	4,000	4,042
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	721
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	569
Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,348
Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,174
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	13,545
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/20	1,015	1,144
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/21	1,070	1,207
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/22	1,120	1,264
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/23	1,180	1,328
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)
BAN	1.050%	5/1/16	2,500	2,503
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/18	670	758
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/19	500	579
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/16	2,700	2,804
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,185
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,576
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,270
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,794
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/18	300	343
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	240	282
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	600	704
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/20	500	599
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/21	700	852
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/22	400	495
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.030%	2/6/15	8,000	8,000

Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.030%	2/6/15	4,500	4,500
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,547
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,065	1,156
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/18	1,230	1,379
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/19	1,745	2,001
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20	7,320	8,508
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.020%	2/6/15 LOC	4,975	4,975
2 Hempfield PA School District GO PUT	0.662%	8/1/19	5,690	5,688
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.010%	2/2/15 LOC	1,800	1,800
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/18	1,625	1,874
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/20	2,850	3,407
2 Manheim Township PA School District GO PUT	0.516%	5/1/18	6,850	6,855
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/17	750	803
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/18	1,250	1,369
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	1,000	1,156
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/15	4,120	4,183
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/16	10,510	11,120
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/18	1,000	1,126
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	3,300	3,810
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20	6,410	7,518
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	546
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/20	1,265	1,453
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/21	1,320	1,520

Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/22	1,380	1,597
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.250%	11/15/15	1,120	1,157
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.030%	2/6/15 LOC	18,000	18,000
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,254
2 North Penn PA Water Authority Revenue 0.524%		11/1/19	1,000	1,008
2 North Penn PA Water Authority Revenue PUT 0.614%		11/1/19	2,500	2,520
2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	1.420%	8/15/20	8,125	8,207
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	7,550	8,020
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,342
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,049
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,297
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group) 4.000%		2/1/20	1,650	1,867
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group) 5.000%		2/1/21	2,250	2,697
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group) 5.000%		2/1/22	2,775	3,361
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 3.700%		5/1/15	7,000	7,065
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 1.750%		12/1/15	4,250	4,301
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	27,000	30,945
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/21	19,775	22,161
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/23	5,000	5,216
Pennsylvania GO	5.000%	3/1/15	20,000	20,085
Pennsylvania GO	5.250%	7/1/15	28,630	29,246
Pennsylvania GO	5.000%	2/15/16	12,105	12,710
Pennsylvania GO	5.000%	7/1/16	5,355	5,710
Pennsylvania GO	5.000%	11/1/16	4,700	5,077
Pennsylvania GO	5.000%	6/1/17	3,060	3,373
Pennsylvania GO	5.000%	7/1/17	4,155	4,593
Pennsylvania GO	5.000%	7/15/17	15,005	16,612
Pennsylvania GO	5.000%	10/15/17	8,500	9,493

Pennsylvania GO	5.000%	10/15/18	10,000	11,501
Pennsylvania GO	5.000%	4/1/19	30,390	35,389
Pennsylvania GO	5.000%	5/1/19	5,000	5,836
Pennsylvania GO	5.000%	6/1/19	15,000	17,548
Pennsylvania GO	5.000%	7/1/19	10,000	11,725
Pennsylvania GO	5.000%	7/1/19	9,900	11,608
Pennsylvania GO	5.000%	4/1/20	7,450	8,874
Pennsylvania GO	5.000%	6/15/20	21,120	25,255
Pennsylvania GO	5.000%	7/1/20	20,925	25,043
Pennsylvania GO	5.000%	10/15/20	22,345	26,877
Pennsylvania GO	5.000%	6/1/23	3,000	3,677
3 Pennsylvania GO TOB VRDO	0.030%	2/6/15	6,500	6,500
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/17	2,205	2,460
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/18	3,490	3,995
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/19	2,490	2,916
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,171
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	5,136
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/19	5,480	6,407
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,102
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	2,081
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/17	1,060	1,174
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/18	700	794
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	5/15/20	8,000	9,426
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	3,735	3,954
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	9,740	10,691
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/16	3,000	3,193
Pennsylvania State University Revenue	5.000%	3/1/20	1,500	1,745
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/19	1,020	1,196
3 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.040%	2/6/15 (14)	8,500	8,500
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,072
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	5,589
2 Pennsylvania Turnpike Commission Revenue	0.420%	12/1/15	22,000	22,001
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,490
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,081
2 Pennsylvania Turnpike Commission Revenue	0.570%	12/1/16	8,000	8,022
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	3,920

2 Pennsylvania Turnpike Commission Revenue	0.620%	12/1/18	8,750	8,768
Pennsylvania Turnpike Commission Revenue	0.700%	12/1/18	10,000	10,053
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,708
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,316
2 Pennsylvania Turnpike Commission Revenue	0.720%	12/1/19	15,000	15,020
2 Pennsylvania Turnpike Commission Revenue	1.170%	12/1/19	20,000	20,451
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,377
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,189
2 Pennsylvania Turnpike Commission Revenue	0.900%	12/1/20	25,000	25,045
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	2,151
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	5,000	5,775
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,000	1,198
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/15	4,570	4,690
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	2,941
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	2,780	3,168
Philadelphia PA GO	5.000%	7/15/16	1,120	1,195
Philadelphia PA GO	5.000%	7/15/17	1,000	1,105
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,203
Philadelphia PA GO	5.000%	7/15/18	2,000	2,278
Philadelphia PA GO	5.000%	7/15/19	1,410	1,641
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	8,266
Philadelphia PA GO	5.000%	8/1/24 (12)	2,000	2,275
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/15	1,500	1,520
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/16	1,995	2,080
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/17	2,325	2,485
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,849
Philadelphia PA School District GO	5.000%	9/1/18	2,780	3,151
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (2)(ETM)	1,500	1,536
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	21,292
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,921
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/19	1,000	1,168
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	8,447
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	2,000	2,380
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,206
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.120%	2/6/15 (4)	46,750	46,750
Pittsburgh PA GO	5.000%	9/1/18	11,000	12,557
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/19 (4)	2,500	2,938
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/20 (4)	3,385	4,057
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.070%	2/6/15 (4)	14,800	14,800
Reading PA School District GO	5.000%	4/1/19	6,230	6,959
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15 (ETM)	3,430	3,492
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	1,570	1,598
2 University Area Joint Authority Pennsylvania
Sewer Revenue PUT	0.420%	11/1/17	2,900	2,902

University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/20	1,030	1,222
West Chester University Pennsylvania Student
Housing Revenue BAN	1.600%	2/1/15	2,250	2,250
West Chester University Pennsylvania Student
Housing Revenue BAN	0.650%	2/1/17	3,350	3,351
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/15	1,440	1,461
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/16	2,010	2,117
York County PA GO	4.000%	12/1/16	5,000	5,316
				1,137,036
Rhode Island (0.2%)
3 Narragansett RI Commission Wastewater
System Revenue TOB VRDO	0.020%	2/6/15 LOC	11,750	11,750
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,167
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/19	700	790
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/20	1,165	1,333
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/21	1,355	1,564
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	1,325	1,478
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/19	1,650	1,856
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/20	1,455	1,638
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21	1,650	1,848
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,428
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	3,184
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,329
				31,365
South Carolina (1.0%)
Berkeley County SC School District Revenue	5.000%	12/1/17	600	668
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,142
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,179
Charleston County SC GO	5.000%	11/1/17	1,045	1,171
Charleston County SC GO	5.000%	11/1/17	6,485	7,270
Charleston County SC GO	5.000%	11/1/18	7,085	8,197

Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	2,000	2,370
2 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.790%	1/1/18	8,700	8,713
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/15	7,380	7,467
Greenville County SC School District GO	5.500%	12/1/16	13,450	14,689
3 Greenville County SC School District Installment
Revenue TOB VRDO	0.070%	2/6/15 (12)	7,440	7,440
3 Greenwood SC Metropolitan Sewer System
Revenue TOB VRDO	0.070%	2/6/15 (4)	5,625	5,625
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/17	2,660	2,964
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,540
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	587
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,190
Oconee County SC Pollution Control Facilities
Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,100	15,955
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	8,446
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	7,819
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/16	2,000	2,088
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/17	2,320	2,509
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	324
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	552
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	1,000	1,124
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	2,000	2,284
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.500%	11/1/17	1,000	1,094
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/18	1,500	1,705
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/19	1,000	1,164
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/20	1,750	2,074
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,686
South Carolina Public Service Authority
Revenue	5.000%	1/1/16 (ETM)	5,000	5,218
South Carolina Public Service Authority
Revenue	5.000%	1/1/17 (ETM)	2,000	2,170
South Carolina Public Service Authority
Revenue	5.000%	12/1/17	6,035	6,757
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (14)	8,255	8,636

South Carolina Public Service Authority
Revenue	5.000%	12/1/21	2,500	3,047
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,500	1,848
3 South Carolina Public Service Authority
Revenue TOB VRDO	0.140%	2/6/15 (2)	7,280	7,280
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,430	4,580
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/16	17,940	19,282
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/19	25,805	30,199
				210,053
South Dakota (0.1%)
South Dakota Building Authority Revenue	5.000%	6/1/20	500	595
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/20	635	724
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/21	500	566
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	375	456
3 South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health) TOB
VRDO	0.250%	2/6/15 LOC	25,995	25,995
				28,336
Tennessee (1.8%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/15	1,390	1,401
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,931
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	47,796
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	14,030
Memphis TN GO	5.000%	10/1/17	2,500	2,793
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/15 (13)	5,675	5,764
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/17 (13)	6,345	7,063
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/17	10,000	11,086
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	25,130	29,572
2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.620%	10/1/17	9,500	9,537
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,709
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	7,117
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,198
Shelby County TN GO	5.000%	3/1/19	10,275	12,032

Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/16	6,925	7,402
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.030%	2/2/15 (4)	50,600	50,600
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.030%	2/2/15 (4)	17,700	17,700
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/15	5,390	5,500
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/16	2,500	2,662
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	9,500	10,085
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	8,590	9,539
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	12,825	14,357
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	2,735	3,092
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	19,005	21,982
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/21	8,510	9,705
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	13,125	15,331
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	210	242
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,280	1,515
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	2,780	3,330
Tennessee GO	5.000%	5/1/16	3,200	3,391
Tennessee GO	5.000%	8/1/18	5,185	5,954
Tennessee GO	5.000%	8/1/18	16,000	18,373
Tennessee GO	5.000%	10/1/18	3,730	4,305
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	3,435	3,786
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	1/1/45	5,000	5,535
				372,415
Texas (7.9%)
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	576
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	589
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,199
Austin TX GO	4.250%	9/1/16	2,480	2,636
Austin TX GO	5.000%	9/1/17	3,250	3,627
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19	1,000	1,186
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/20	2,420	2,922
Bexar County TX GO	5.000%	6/15/21	5,155	6,316
Bexar County TX GO	5.000%	6/15/21	2,930	3,590

Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/17	570	624
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	281
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/18	1,450	1,646
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	530	612
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	610	718
Central Texas Regional Mobility Authority
Revenue PUT	3.000%	1/4/16	2,750	2,777
Dallas TX GO	5.000%	2/15/16 (ETM)	10	10
Dallas TX GO	5.000%	2/15/16	3,990	4,192
Dallas TX GO	5.000%	2/15/17 (ETM)	25	27
Dallas TX GO	5.000%	2/15/17	8,855	9,670
Dallas TX GO	5.000%	2/15/21	7,500	9,121
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	3,105	3,470
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	4,000	4,316
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/17	1,200	1,339
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/18	500	575
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,943
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	1,000	1,177
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,943
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,500	2,990
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	1,000	1,201
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	4,000	4,845
Denton TX Independent School District GO PUT	2.125%	8/1/15	8,460	8,537
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	9,000	9,278
El Paso TX Water & Sewer Revenue	5.000%	3/1/15 (4)	1,500	1,506
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,130
El Paso TX Water & Sewer Revenue	4.000%	3/1/20	1,000	1,141
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	2,018
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,000	1,211
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,229
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,601
Fort Worth TX GO	5.000%	3/1/18	4,375	4,950
Fort Worth TX GO	5.000%	3/1/19	3,500	4,079
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,632
Frisco TX GO	5.000%	2/15/17	3,000	3,274
Frisco TX GO	5.000%	2/15/18	3,325	3,756
Frisco TX GO	5.000%	2/15/20	4,110	4,901
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,612
Grand Parkway TX Transportation Corp. System
BAN	3.000%	12/15/16	194,500	203,562

3 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	0.060%	2/6/15	8,195	8,195
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.520%	6/1/17	3,865	3,871
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.620%	6/1/18	1,750	1,751
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.720%	6/1/19	2,250	2,252
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.770%	6/1/20	2,000	1,998
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) PUT	0.600%	12/1/19	9,000	9,002
2 Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.070%	11/15/15	8,000	8,013
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	6,630	6,908
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.030%	2/2/15	5,665	5,665
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/16	720	756
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/18	425	469
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/19	1,410	1,584
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,081
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,329
Harris County TX GO	5.000%	10/1/15	2,000	2,066
Harris County TX GO	5.000%	10/1/16	4,500	4,850
Harris County TX GO	5.000%	10/1/17	6,775	7,572
Harris County TX GO	5.000%	10/1/18	4,805	5,544
Harris County TX GO	5.000%	10/1/18	2,675	3,090
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/18	1,000	1,151
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/19	400	472
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.030%	2/2/15	3,165	3,165
3 Harris County TX Health Facilities Development
Corp. Thermal Utility Revenue TOB VRDO	0.050%	2/6/15 (4)	5,060	5,060

Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/19	2,000	2,367
Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,939
Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	675
Harris County TX Sports Authority Revenue	5.000%	11/15/21	5,000	6,028
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,356
2 Harris County TX Toll Road Revenue	0.800%	8/15/18	4,000	4,044
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,064
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,064
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,651
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,947
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,661
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	3,960	4,326
3 Houston TX Airport System Revenue TOB
VRDO	0.030%	2/6/15	1,360	1,360
Houston TX Community College System GO	5.000%	2/15/18	2,500	2,824
Houston TX Community College System GO	5.000%	2/15/19	2,860	3,326
Houston TX Community College System GO	5.000%	2/15/19	870	1,012
3 Houston TX Community College System GO
TOB VRDO	0.150%	2/6/15 (4)	3,990	3,990
Houston TX GO	5.500%	3/1/16	6,905	7,301
Houston TX GO	5.000%	3/1/17	1,000	1,093
Houston TX GO	5.000%	3/1/18	1,000	1,131
Houston TX GO	5.000%	3/1/19	10,000	11,653
Houston TX GO	5.000%	3/1/19	12,195	14,211
Houston TX GO	5.000%	3/1/19	1,135	1,323
2 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) PUT	0.550%	11/16/17	10,000	10,054
Houston TX Independent School District GO	5.000%	2/15/17	2,375	2,592
Houston TX Independent School District GO	5.000%	2/15/18	1,755	1,985
Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,366
Houston TX Independent School District GO
PUT	2.500%	6/1/15	7,200	7,249
Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,193
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	2,007
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	15,141
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	15,347
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,890
Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,558
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	7,191
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	4,224
Houston TX Utility System Revenue	5.000%	5/15/21	5,000	6,096
Houston TX Utility System Revenue	5.000%	11/15/21	5,000	6,141
2 Houston TX Utility System Revenue PUT	0.620%	8/1/16	41,000	41,132
2 Houston TX Utility System Revenue PUT	0.770%	6/1/17	18,000	18,069
Klein TX Independent School District GO	5.000%	8/1/15 (Prere.)	2,800	2,869
3 Lone Star College System Texas GO TOB
VRDO	0.030%	2/6/15	2,900	2,900
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16 (ETM)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,295	1,373
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,879
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,941
Lubbock TX Electric Light & Power System
Revenue	5.000%	4/15/16	2,000	2,112
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	2,910

Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/17	4,210	4,630
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	1,994
Lubbock TX Independent School District GO
VRDO	0.030%	2/6/15	14,800	14,800
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.300%	4/1/15	6,250	6,245
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Waste
Management Inc. Project) PUT	3.750%	6/1/15	8,500	8,607
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/17	1,000	1,107
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	856
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/19	1,900	2,222
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,057
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,875
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,646
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,589
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,874
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,000	4,699
North Texas Tollway Authority System Revenue	5.000%	1/1/21	7,250	8,632
North Texas Tollway Authority System Revenue	5.000%	1/1/22	5,250	6,354
2 North Texas Tollway Authority System Revenue
PUT	0.820%	1/1/19	15,000	15,097
2 North Texas Tollway Authority System Revenue
PUT	0.690%	1/1/20	29,690	29,759
3 North Texas Tollway Authority System Revenue
TOB VRDO	0.030%	2/6/15 (13)	5,800	5,800
Northside TX Independent School District GO
PUT	2.125%	8/1/20	6,775	6,799
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/19	1,735	2,023
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/16	7,795	8,279
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	5,100	6,023
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/18	2,250	2,557
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	1,000	1,163
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	7,210	7,211
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,592
2 San Antonio TX Electric & Gas Systems
Revenue PUT	0.300%	2/1/17	25,000	25,009
2 San Antonio TX Electric & Gas Systems
Revenue PUT	0.400%	2/1/18	27,250	27,268

San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	10,165	10,478
3 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.030%	2/6/15	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	1,300	1,418
San Antonio TX GO	5.000%	2/1/17	4,135	4,511
San Antonio TX GO	5.000%	8/1/17	1,070	1,190
San Antonio TX GO	5.000%	2/1/18	3,500	3,959
San Antonio TX GO	5.000%	8/1/18	1,000	1,149
San Antonio TX Independent School District GO
PUT	2.000%	8/1/18	7,500	7,736
San Antonio TX Water Revenue	5.000%	5/15/17	2,160	2,380
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,632
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,793
2 San Antonio TX Water Revenue PUT	0.700%	11/1/16	15,000	15,086
2 San Antonio TX Water Revenue PUT	0.420%	11/1/17	11,875	11,939
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	2,000	2,150
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Hendrick
Medical Center)	5.000%	9/1/21	1,200	1,433
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/19	2,225	2,602
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/20	1,845	2,199
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/21	2,400	2,904
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/15	2,905	2,979
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16	1,310	1,397
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17	2,000	2,204
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20	1,520	1,805
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15 (ETM)	835	852
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	6,895	7,018
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,590
Texas GO	5.000%	10/1/17	7,500	8,388
Texas GO	5.000%	10/1/18	4,650	5,378
Texas GO	5.000%	10/1/18	7,500	8,665
Texas GO	5.000%	10/1/19	8,000	9,517
Texas GO	5.000%	10/1/20	10,000	12,142
Texas GO	5.000%	10/1/21	19,000	23,439
3 Texas GO TOB VRDO	0.020%	2/6/15	24,550	24,550

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/16	170	183
2 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.490%	9/15/17	4,645	4,651
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	2,425	2,677
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	42,615	46,230
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/18	1,130	1,275
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/19	5,000	5,769
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	6,495	7,461
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	6,000	7,011
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	3,750	4,359
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	2,000	2,362
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/18 (15)	1,000	1,110
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/19 (15)	2,300	2,599
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/20 (15)	1,500	1,712
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15 (Prere.)	1,865	1,903
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	15,000	15,774
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	7/1/18	6,350	6,563
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/19	8,750	8,884
Texas State University System Financing
System Revenue	5.000%	3/15/15	7,005	7,048
Texas State Veterans Housing VRDO	0.020%	2/6/15	9,950	9,950
Texas Tech University System Financing
System Revenue	5.000%	2/15/15	4,000	4,008
Texas Tech University System Financing
System Revenue	5.000%	8/15/17	2,115	2,350
Texas Tech University System Financing
System Revenue	5.000%	8/15/18	3,065	3,513
Texas Tech University System Financing
System Revenue	5.000%	8/15/19	3,040	3,582
Texas Tech University System Financing
System Revenue	5.000%	8/15/20	5,000	6,009
Texas TRAN	1.500%	8/31/15	55,000	55,450
Texas Transportation Commission GO	5.000%	10/1/20	15,000	18,213
Texas Transportation Commission GO	5.000%	10/1/21	15,000	18,505
2 Texas Transportation Commission Mobility Fund
GO PUT	0.400%	10/1/18	50,000	50,024
3 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.020%	2/6/15	14,005	14,005
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	2,026
Texas Transportation Commission Revenue	5.000%	4/1/20	27,500	33,017

Texas Transportation Commission Revenue
PUT	1.250%	2/15/15	10,000	10,004
2 Texas Transportation Commission Revenue
PUT	0.370%	4/1/17	57,000	57,130
1 Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	19,000	22,327
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	10,285	8,707
3 Texas University System Revenue Financing
System Revenue TOB VRDO	0.030%	2/6/15	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	6,767
University of North Texas Revenue	5.000%	4/15/18	1,000	1,134
University of North Texas Revenue	5.000%	4/15/20	2,505	2,981
University of Texas System Revenue Financing
System Revenue	5.250%	8/15/16	10,090	10,864
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/17	25,135	27,968
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	6,505	7,474
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	4,525	5,199
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	9,255	10,940
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	5,000	5,910
				1,641,842
Utah (0.6%)
Alpine UT School District GO	5.000%	3/15/17	4,320	4,734
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/15	17,420	17,773
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17 (2)	1,300	1,437
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	5,625	6,219
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	8,000	9,119
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	2,425	2,764
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/19	2,360	2,762
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/20	3,500	3,983
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,861
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,000	10,628
Utah GO	5.000%	7/1/17	6,125	6,787
Utah GO	5.000%	7/1/17	10,000	11,081
Utah GO	5.000%	7/1/18	3,000	3,437
Utah GO	5.000%	7/1/18	19,000	21,770
Utah Transit Authority Sales Tax Revenue	1.600%	6/15/18	14,000	14,299
1 Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	550	666
1 Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	871
Utah Water Finance Agency Revenue VRDO	0.030%	2/6/15	9,875	9,875
				132,066
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,134

Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,490
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	5,510	6,128
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	5,790	6,562
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/20	6,065	6,956
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/21	6,385	7,400
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/22	5,950	6,563
				47,233
Virginia (2.2%)
Arlington County VA Industrial Development
Authority Hospital Revenue (Virginia Hospital
Center Arlington Health System)	5.000%	7/1/16	3,755	3,985
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/20	2,500	3,011
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/21	6,185	7,577
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,713
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,810
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	12,366
Fairfax County VA Public Improvement GO	5.000%	4/1/19	10,885	12,744
2 Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)
PUT	1.920%	2/1/17	6,500	6,646
Henrico County VA School District GO	5.000%	8/1/20	1,055	1,278
Loudoun County VA GO	5.000%	12/1/18	3,435	3,981
Norfolk VA GO	5.000%	3/1/15	5,910	5,935
Norfolk VA GO	5.000%	3/1/16	4,000	4,210
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/19	5,015	5,786
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,719
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	5,000	5,090
University of Virginia Revenue	5.000%	9/1/17	1,275	1,420
University of Virginia Revenue	5.000%	6/1/20	500	603
University of Virginia Revenue	5.000%	6/1/21	2,660	3,268
Virginia Beach VA GO	5.000%	7/15/15	2,825	2,888
Virginia Beach VA GO	5.000%	7/15/16	6,905	7,378
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,692
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,435
Virginia Beach VA GO	5.000%	5/1/20	4,300	5,178
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	3,090	3,241
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	9,585	10,812

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15 (ETM)	20	21
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	3,380	3,477
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	7,330	7,540
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (ETM)	5	5
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	695	747
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	7,685	9,275
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	18,585	22,789
Virginia Commonwealth Transportation Board
GAN	5.000%	9/15/20	3,130	3,775
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	3,015	3,300
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	5,070	5,550
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/17	2,970	3,311
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/18	3,280	3,714
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,115	9,252
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/19	1,750	2,041
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	8,525	10,000
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	1,605	1,897
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	4,115	4,216
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	12,550	13,919
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	4,725	5,408
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,530	10,038
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	4,965	5,843
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	17,870	21,029
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	5,220	6,269
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	18,830	22,613
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,537
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	15,369

Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,680
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	34,252
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,219
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	19,093
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	19,111
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	24,577
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	6,182
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	4,151
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,218
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	1.875%	5/16/19	5,000	5,128
				452,312
Washington (2.9%)
Central Washington University System Revenue	5.000%	5/1/17	1,860	2,035
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,210
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,368
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,533
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	22,000	25,110
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	1,160	1,390
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	14,000	15,488
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	6,000	6,123
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	8,450	8,624
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	24,000	25,611
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/17	20,000	22,126
2 Everett WA GO PUT	0.420%	12/1/19	4,000	4,001
2 Grant County WA Public Utility District No. 2
Electric System Revenue PUT	0.340%	12/1/17	7,500	7,501
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,922
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,973
King County WA Sewer Revenue	5.000%	1/1/19	12,835	14,841
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,606
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,200
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,219
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	4,000	4,445
Seattle WA GO	5.000%	5/1/18	7,935	9,042
Seattle WA GO	5.000%	5/1/19	8,385	9,841
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	3,670
Seattle WA Water System Revenue	5.000%	2/1/15 (4)	4,725	4,726
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/20	1,000	1,213

Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/25	16,485	16,708
University of Washington Revenue	5.000%	4/1/17	6,880	7,546
University of Washington Revenue	5.000%	4/1/18	7,225	8,201
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	11,763
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	49,643
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	50,203
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/18	1,150	1,305
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/19	850	990
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,559
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	16,279
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	10,969
Washington GO	5.000%	7/1/15 (2)	2,400	2,449
Washington GO	5.700%	10/1/15	1,410	1,463
Washington GO	5.000%	1/1/16	5,285	5,524
Washington GO	5.000%	1/1/16	20,000	20,902
Washington GO	5.000%	2/1/16	3,995	4,191
Washington GO	5.000%	2/1/16	13,040	13,678
Washington GO	5.000%	7/1/17	5,000	5,535
Washington GO	5.000%	8/1/17	11,175	12,409
Washington GO	5.000%	8/1/17	6,605	7,334
Washington GO	5.000%	7/1/18	24,315	27,788
Washington GO	5.000%	7/1/18	15,000	17,143
Washington GO	5.000%	7/1/18	21,220	24,251
Washington GO	5.000%	7/1/19	19,770	23,255
Washington GO	5.000%	7/1/19	14,580	17,150
Washington GO	5.000%	7/1/20	9,070	10,887
Washington GO	5.000%	8/1/20	10,000	12,021
Washington GO	5.000%	7/1/21	11,000	13,158
3 Washington GO TOB VRDO	0.030%	2/6/15	4,000	4,000
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,563
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,666
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/20	1,000	1,198
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/21	1,000	1,210
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,397
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,511
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/18	700	799
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,168
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	1,800	2,199

Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19	600	682
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	605	701
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	890
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	868
				599,974
West Virginia (0.2%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,044
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/15	7,150	7,353
West Virginia Economic Development Authority
Pollution Control Revenue (American Electric
Power Co. Inc.)	3.250%	5/1/19	10,000	10,570
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	15,000	15,062
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/15	3,070	3,146
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	4.125%	9/1/16	1,755	1,836
West Virginia University Revenue	5.000%	10/1/18	1,300	1,494
2 West Virginia University Revenue PUT	0.550%	10/1/19	3,500	3,502
West Virginia Water Development Authority
(Chesapeake Bay & Greenbrier River
Projects)	5.000%	7/1/21	750	915
				49,922
Wisconsin (1.3%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/16	3,125	3,358
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/17	3,370	3,750
Milwaukee WI GO	5.000%	5/1/16	6,000	6,357
Milwaukee WI GO	5.000%	5/1/18	11,655	13,252
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/18	750	849
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/20	660	787
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	6,966
Wisconsin GO	5.000%	5/1/16	13,870	14,704
Wisconsin GO	5.000%	5/1/16	10,530	11,163
Wisconsin GO	5.000%	5/1/17	7,000	7,709
Wisconsin GO	5.000%	5/1/17	8,100	8,920
Wisconsin GO	5.000%	11/1/17	4,500	5,047
Wisconsin GO	5.000%	11/1/18	11,000	12,718
Wisconsin GO	5.000%	5/1/19	5,000	5,852
Wisconsin GO	5.000%	5/1/19	12,955	15,162
Wisconsin GO	5.000%	11/1/19	3,100	3,675
Wisconsin GO	5.000%	5/1/20	5,250	6,287

Wisconsin GO	5.000%	11/1/20	7,400	8,944
Wisconsin GO	5.000%	5/1/24	9,045	11,069
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/18	850	974
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/20	820	974
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/20	33,465	39,764
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,510
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,156
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	7,950
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,473
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,089
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,311
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	10,390	11,115
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	1.250%	8/15/17	3,500	3,537
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/17	1,000	1,083
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/18	1,000	1,137
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/18	750	861
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/19	1,500	1,675
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/19	1,500	1,761
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/20	5,335	6,303
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/20	2,275	2,719
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/21	2,485	3,010
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,048
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18	730	825

Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,231
Wisconsin Health & Educational Facilities
Authority Revenue (Thedacare Inc. Obligated
Group)	4.000%	12/15/16	525	558
Wisconsin Health & Educational Facilities
Authority Revenue (Thedacare Inc. Obligated
Group)	5.000%	12/15/18	500	575
Wisconsin Health & Educational Facilities
Authority Revenue (Thedacare Inc. Obligated
Group)	5.000%	12/15/21	800	967
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	10,664
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/15 (4)	11,390	11,620
Wisconsin Transportation Revenue	5.000%	7/1/15	2,100	2,143
				273,602
Total Tax-Exempt Municipal Bonds (Cost $19,711,795)				20,151,902
			Shares
Temporary Cash Investment (3.0%)
Money Market Fund (3.0%)
4 Vanguard Municipal Cash Management Fund
(Cost $621,792)	0.021%		621,791,606	621,792

Total Investments (100.5%) (Cost $20,333,587)				20,773,694
Other Assets and Liabilities-Net (-0.5%)				(95,048)
Net Assets (100%)				20,678,646

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2015.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $992,582,000, representing 4.8% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.

Limited-Term Tax-Exempt Fund

TRAN - Tax Revenue Anticipation Note. VRDO - Variable Rate Demand Obligation. VRDP - Variable Rate Demand Preferred. (ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Limited-Term Tax-Exempt Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	20,151,902	—
Temporary Cash Investments	621,792	—	—
Total	621,792	20,151,902	—

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at January 31, 2015.

D. At January 31, 2015, the cost of investment securities for tax purposes was $20,335,486,000. Net unrealized appreciation of investment securities for tax purposes was $438,208,000, consisting of unrealized gains of $444,023,000 on securities that had risen in value since their purchase and $5,815,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (0.8%)
1	Alabama Public School & College Authority
	Capital Improvement Revenue TOB VRDO	0.060%	2/9/15 (4)	12,360	12,360
	Alabama Special Care Facilities Financing
	Authority Birmingham Revenue (Ascension
	Health Credit Group) PUT	1.500%	6/1/16	4,560	4,618
1	Alabama Special Care Facilities Financing
	Authority Birmingham Revenue (Ascension
	Health Credit Group) TOB VRDO	0.030%	2/6/15	12,750	12,750
	Chatom AL Industrial Development Board Gulf
	Opportunity Zone Revenue (Powersouth
	Energy Cooperative Projects) PUT	0.450%	5/15/15	27,260	27,260
	Chatom AL Industrial Development Board Gulf
	Opportunity Zone Revenue (Powersouth
	Energy Cooperative Projects) PUT	0.450%	8/3/15	9,200	9,200
	Chatom AL Industrial Development Board Gulf
	Opportunity Zone Revenue (Powersouth
	Energy Cooperative Projects) PUT	0.450%	8/3/15	22,000	21,999
	Jefferson County AL Sewer Revenue	5.000%	10/1/15	600	617
	Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,065
	Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,625	1,776
	Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,674
	Mobile AL Infirmary Health System Special Care
	Facilities Financing Authority Revenue
	(Infirmary Health System Inc.)	5.000%	2/1/15	1,715	1,715
					95,034
Alaska (0.2%)
	Alaska Industrial Development & Export
	Authority Revenue	5.000%	4/1/15	3,000	3,025
	Matanuska-Susitna Borough AK GO	4.000%	3/1/15	1,000	1,003
	Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	4,266
	North Slope Borough AK	4.000%	6/30/17	9,000	9,742
	Valdez AK Marine Terminal Revenue (BP
	Pipelines)	5.000%	1/1/16	10,000	10,427
	Valdez AK Marine Terminal Revenue (BP
	Pipelines)	5.000%	1/1/16	2,000	2,085
					30,548
Arizona (1.1%)
	Arizona COP	2.000%	10/1/15	400	405
	Arizona COP	4.000%	10/1/15	1,700	1,742
	Arizona COP	3.000%	10/1/16	315	327
	Arizona COP	5.000%	10/1/16	750	804
	Arizona Health Facilities Authority Hospital
	System Revenue (Phoenix Children's
	Hospital)	3.000%	2/1/16	1,600	1,639
	Arizona Health Facilities Authority Hospital
	System Revenue (Phoenix Children's
	Hospital)	4.000%	2/1/17	2,000	2,126

Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,117
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/16	5,000	5,216
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.020%	2/6/15 LOC	3,765	3,765
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.870%	2/5/20	12,500	12,863
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	3.000%	12/1/15	4,175	4,270
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/16	375	405
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/17	750	836
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/18	500	571
Arizona School Facilities Board COP	4.000%	9/1/15	3,750	3,834
Arizona School Facilities Board COP	4.000%	9/1/16	3,125	3,301
Arizona School Facilities Board COP	5.000%	9/1/17	1,800	1,997
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,711
Maricopa County AZ Unified School District GO	2.000%	7/1/15	6,250	6,300
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	4,247
Mesa AZ Highway Project Advancement
Revenue	5.000%	7/1/17	12,585	12,840
1 Mesa AZ Utility System Revenue TOB VRDO	0.030%	2/6/15 (4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.030%	2/6/15 (4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.070%	2/6/15	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.120%	2/6/15	4,000	4,000
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/15	4,250	4,337
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/16	2,325	2,480
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	4,250	4,703
Phoenix AZ GO	4.000%	7/1/16	5,360	5,644
Pima County AZ Sewer Revenue	5.000%	7/1/15	1,250	1,276
Pima County AZ Sewer Revenue	5.000%	7/1/16	2,000	2,133
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,165
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.030%	2/6/15	13,940	13,940
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/15	1,750	1,806
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/16	3,800	4,083
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/19	1,000	1,147
				142,770

Arkansas (0.2%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	3.000%	2/1/16	755	770
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	3.000%	2/1/18	1,000	1,043
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	4/1/16	6,640	7,010
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	4/1/17	6,980	7,660
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/17	7,155	7,993
				24,476
California (9.7%)
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	5/1/16	875	924
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	5/1/17	625	684
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.971%	8/1/17	29,500	29,860
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,080
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,040	10,155
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,709
Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.500%	4/2/18	13,500	13,726
Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.875%	4/1/19	7,550	7,734
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/15	2,825	2,880
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/16	1,200	1,265
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/17	1,150	1,275
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/15	500	506
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/16	500	522
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/17	575	613
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/18	1,000	1,088
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	13,750	13,920
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	14,560	15,443
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.320%	12/1/17	32,250	32,252
California GO	5.000%	11/1/15	1,600	1,659
California GO	5.000%	9/1/16	8,000	8,594

California GO	5.000%	9/1/16	1,465	1,574
California GO	5.000%	10/1/16	12,070	13,007
California GO	5.000%	9/1/17	4,250	4,734
California GO	5.000%	10/1/17	35,000	39,107
California GO	5.000%	4/1/18	20,385	23,138
2 California GO PUT	0.700%	5/1/15	25,855	25,880
2 California GO PUT	0.570%	12/1/16	40,650	40,787
California GO PUT	4.000%	12/1/16	31,065	32,509
2 California GO PUT	0.819%	12/1/17	14,250	14,393
2 California GO PUT	0.949%	12/3/18	6,500	6,597
1 California GO TOB VRDO	0.110%	2/6/15 LOC	31,610	31,610
1 California GO TOB VRDO	0.160%	2/6/15 (4)	10,000	10,000
1 California GO TOB VRDO	0.220%	2/6/15 (4)	15,925	15,925
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/15	2,000	2,053
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,215
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.820%	7/1/17	8,825	8,951
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/16	1,005	1,088
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/15	940	971
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/16	1,500	1,618
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,119
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	9,000	10,067
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/15	1,000	1,027
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	2/6/15	10,095	10,095
California Housing Finance Agency Multifamily
Housing Revenue	0.850%	8/1/16	750	751
2 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	1.867%	8/1/18	20,415	21,022
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.320%	2/2/15	6,400	6,400
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/3/17	2,900	2,901
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/3/17	22,500	22,508
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	1,000	1,043
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,100	1,181
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/15	1,450	1,491

California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/16	1,610	1,701
2 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.120%	11/1/16	5,000	5,011
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/15	2,120	2,148
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.300%	4/1/15	7,000	7,000
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/15	1,250	1,270
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/16	7,160	7,614
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,505
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	8,205	9,034
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	12,126
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,846
California Public Works Board Lease Revenue
(Department of Public Health)	4.000%	11/1/15	2,500	2,573
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/17	5,000	5,391
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/18	5,000	5,530
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/16	1,500	1,626
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/15	3,000	3,078
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/16	3,415	3,607
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/16	3,070	3,257
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/17	6,220	6,748
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,710	2,967
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,132
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.550%	2/6/15 (4)	8,250	8,250
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.600%	2/6/15 (4)	19,825	19,825
1 California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital) TOB VRDO	0.250%	2/6/15 LOC	25,000	25,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,000	5,504
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,285	5,818
1 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) TOB
VRDO	0.170%	2/6/15	6,050	6,050

1 California Statewide Communities Development
Authority Revenue (St. Joseph Health
System) TOB VRDO	0.190%	2/6/15 (4)	17,832	17,832
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,165	1,199
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,728
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/16	1,220	1,301
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/17	585	643
2 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.484%	12/15/15	28,250	28,272
1 Desert CA Community College District GO TOB
VRDO	0.040%	2/6/15 (4)	14,340	14,340
2 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.340%	7/8/15	1,415	1,415
El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,608
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	17,765	19,324
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	3.000%	12/1/15 (4)	2,350	2,405
1 Golden State Tobacco Securitization Corp.
California TOB VRDO	0.200%	2/6/15 (12)LOC	14,500	14,500
Irvine CA Reassessment District No. 13-1
Improvement Revenue	2.000%	9/2/15	1,560	1,574
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/16	1,065	1,121
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/16	425	447
Jurupa CA Public Financing Authority Special
Tax Revenue	3.500%	9/1/17	425	452
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/18	380	417
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/19	610	705
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	3.000%	9/1/15	1,705	1,733
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	4.000%	9/1/16	1,600	1,687
La Verne CA (Brethren Hillcrest Homes) COP	2.000%	5/15/15	465	467
La Verne CA (Brethren Hillcrest Homes) COP	3.000%	5/15/17	575	595
La Verne CA (Brethren Hillcrest Homes) COP	4.000%	5/15/18	235	252
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/18	1,185	1,334
Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	37,697
Los Angeles CA Department of Water & Power
Revenue	4.000%	1/1/16	9,100	9,342
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	19,800	20,460
Los Angeles CA GO	5.000%	9/1/18	12,900	14,895
Los Angeles CA Unified School District GO	5.000%	7/1/18	23,335	26,745
Los Angeles CA Unified School District GO	5.000%	7/1/18	73,395	84,120
Los Angeles CA Unified School District GO	5.000%	7/1/18	9,830	11,266

1 Los Angeles CA Unified School District GO TOB
VRDO	0.030%	2/6/15 (2)	6,700	6,700
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	14,679
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/15	10,850	11,114
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,695
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	4.000%	9/1/15	1,000	1,022
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/17	3,815	4,213
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,135
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	2.500%	11/15/20	1,665	1,691
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/20	925	944
2 Metropolitan Water District of Southern
California Revenue PUT	0.040%	1/4/16	19,135	19,105
2 Metropolitan Water District of Southern
California Revenue PUT	0.040%	1/4/16	9,940	9,925
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.030%	2/6/15	24,125	24,125
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15	1,000	1,020
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,313
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,171
Monterey Peninsula CA Unified School District
BAN	2.500%	11/1/15	4,250	4,322
Northern California Gas Authority No. 1
Revenue	0.801%	7/1/19	12,800	12,587
1 Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.490%	7/1/18	14,000	14,000
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,248
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,876
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,765
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,752
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	4.000%	8/1/16	1,325	1,394
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/16	2,500	2,619
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/16	3,400	3,607
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/17	2,000	2,153

Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/17	3,705	4,074
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	572
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/15	1,500	1,503
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/15	2,635	2,705
San Bernardino CA City Unified School District
GO	4.000%	8/1/16	1,250	1,318
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	2,965	3,033
San Diego CA Unified School District GO	0.500%	7/1/15	13,100	13,118
San Diego CA Unified School District GO	0.500%	7/1/15	3,500	3,505
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,062
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15	4,535	4,591
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	21,100	22,384
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/16	6,000	6,261
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/17	1,500	1,632
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.070%	2/6/15	1,400	1,400
				1,223,471
Colorado (1.1%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	6,016
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	4.000%	4/1/15	1,100	1,107
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/16	1,000	1,051
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	4.000%	11/12/15	3,400	3,500
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.875%	11/6/19	6,000	6,080
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.220%	2/6/15 (4)	10,000	10,000
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/15	1,050	1,081
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/16	1,000	1,040
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,709
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	8,460	8,525
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.030%	2/6/15	7,595	7,595
Denver CO City & County Airport Revenue	0.100%	2/5/15 (12)	15,525	15,525
Denver CO City & County Airport Revenue	0.100%	2/6/15 (12)	15,525	15,525
Denver CO City & County School District GO	3.000%	12/1/16	13,515	14,150

2 E-470 Public Highway Authority Colorado
Revenue PUT	1.200%	8/31/17	7,500	7,507
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.770%	9/1/17 (14)	7,000	7,046
Regional Transportation District of Colorado
COP	5.000%	6/1/15	2,330	2,368
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (2)(Prere.)	14,230	15,361
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (2)(Prere.)	11,280	12,176
1 University of Colorado Enterprise System
Revenue TOB VRDO	0.100%	2/6/15 (14)LOC	7,800	7,800
				145,162
Connecticut (4.2%)
2 Connecticut GO	0.420%	4/15/15	6,395	6,399
2 Connecticut GO	0.520%	5/15/15	36,400	36,439
Connecticut GO	4.000%	8/15/15	2,000	2,042
Connecticut GO	3.000%	12/15/15	8,375	8,585
Connecticut GO	5.000%	12/15/15	39,310	40,981
2 Connecticut GO	0.550%	4/15/16	5,000	5,020
2 Connecticut GO	0.670%	5/15/16	22,350	22,477
2 Connecticut GO	0.670%	5/15/16	8,300	8,347
Connecticut GO	4.000%	6/15/16	46,570	48,953
Connecticut GO	0.260%	7/1/16	7,000	7,000
Connecticut GO	5.000%	7/15/16	10,000	10,685
2 Connecticut GO	0.450%	9/15/16	3,000	3,013
Connecticut GO	5.000%	11/1/16	7,000	7,567
Connecticut GO	5.000%	12/1/16	5,000	5,422
Connecticut GO	5.000%	12/15/16	37,470	40,694
2 Connecticut GO	0.270%	1/1/17	10,210	10,210
Connecticut GO	0.300%	1/1/17	12,740	12,740
2 Connecticut GO	0.330%	3/1/17	3,000	2,999
2 Connecticut GO	0.360%	3/1/17	7,415	7,421
2 Connecticut GO	0.700%	4/15/17	4,000	4,029
2 Connecticut GO	0.790%	5/15/17	3,120	3,152
Connecticut GO	0.300%	7/1/17	15,825	15,825
Connecticut GO	5.000%	7/15/17	5,000	5,528
2 Connecticut GO	0.540%	9/15/17	1,750	1,760
3 Connecticut GO	4.000%	11/15/17	40,795	44,454
Connecticut GO	0.300%	1/1/18	13,310	13,310
2 Connecticut GO	0.370%	1/1/18	4,905	4,905
2 Connecticut GO	0.900%	4/15/18	2,250	2,280
2 Connecticut GO	0.790%	9/15/18	4,000	4,050
2 Connecticut GO	1.120%	5/15/19	5,000	5,108
2 Connecticut GO	0.940%	9/15/19	1,000	1,019
2 Connecticut GO PUT	0.670%	9/15/17	10,215	10,304
2 Connecticut GO PUT	1.370%	3/1/18	17,500	17,518
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	20,843
3 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.600%	2/1/17	25,000	25,006
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	40,173
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/15	1,000	1,037
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	2,000	2,097

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/16	4,150	4,472
New Britain CT BAN	2.000%	3/26/15	11,000	11,021
University of Connecticut GO	5.000%	2/15/16	1,855	1,949
University of Connecticut GO	5.000%	2/15/16	7,865	8,264
				535,098
Delaware (0.1%)
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	2,300	2,456
University of Delaware Revenue PUT	0.700%	5/1/16	9,750	9,792
				12,248
Dist Of Columbia (0.2%)
2 District of Columbia Income Tax Revenue	0.220%	12/1/16	6,135	6,136
2 District of Columbia Income Tax Revenue	0.320%	12/1/17	11,250	11,249
2 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.600%	6/1/16	6,000	6,012
				23,397
Florida (6.1%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/16 (Prere.)	2,220	2,343
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/18	425	477
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/19	750	863
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,168
Broward County FL Airport System Revenue	5.000%	10/1/18	700	802
Broward County FL School Board COP	4.000%	7/1/15	1,000	1,016
Broward County FL School Board COP	5.000%	7/1/16	2,000	2,131
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,517
Broward County FL School Board COP	5.000%	7/1/18	4,415	5,022
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	30,000	30,490
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	15,000	15,245
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,545	17,552
2 Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	1.270%	6/1/15	4,100	4,115
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,700	41,459
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,758
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,045
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.350%	6/2/15	5,835	5,853
Florida Board of Education GO	5.000%	1/1/16	57,340	59,916
Florida Board of Education GO	5.000%	1/1/17	38,245	41,559
Florida Board of Education Lottery Revenue	5.000%	7/1/15	12,045	12,292
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	17,824
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	12,432

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	5,631
Florida Department of Transportation GO	5.000%	7/1/16	9,405	10,036
1 Florida Education System University System
Improvement Revenue TOB VRDO	0.040%	2/6/15 (14)(3)	9,985	9,985
Florida GO	4.000%	7/1/15	1,000	1,016
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15 (ETM)	21,695	22,135
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/16	1,350	1,448
Florida Municipal Power Agency Revenue
(Stanton II Project)	4.000%	10/1/17	1,650	1,788
1 Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	0.050%	2/6/15	5,000	5,000
Halifax Hospital Medical Center Florida Hospital
Revenue	5.250%	6/1/19	2,375	2,500
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.125%	11/15/17	2,075	2,253
1 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.030%	2/6/15	15,730	15,730
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,071
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	4.000%	10/1/15	375	385
Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,193
Jacksonville FL Capital Project Revenue VRDO	0.030%	2/6/15 LOC	28,900	28,900
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.030%	2/6/15	8,100	8,100
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.030%	2/6/15	7,115	7,115
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/17	1,500	1,633
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.030%	2/6/15	41,390	41,390
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.030%	2/6/15	12,300	12,300
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/15	2,000	2,048
2 Lakeland FL Energy System Revenue	0.770%	10/1/17	10,000	10,041
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/15	850	871
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/16	1,000	1,054
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,350
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,434
Lee County FL School Board COP	5.000%	8/1/18	3,530	4,034
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	2,092
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,209
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.030%	2/6/15	9,995	9,995
1 Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami) TOB
VRDO	0.120%	2/6/15 (12)	10,140	10,140

	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	5.000%	8/1/17	400	437
	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	4.000%	8/1/18	505	548
	Miami-Dade County FL Industrial Development
	Authority Solid Waste Disposal Revenue
	(Waste Management Inc. of Florida Project)
	PUT	4.000%	4/1/15	4,000	4,027
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.400%	2/5/15 (2)LOC	15,760	15,760
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.400%	2/5/15 LOC	15,760	15,760
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.470%	2/5/15 LOC	12,690	12,690
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.470%	3/12/15 (3)LOC	27,245	27,221
1	Miami-Dade County FL School Board COP TOB
	VRDO	0.120%	2/6/15 (12)	26,000	26,000
	Miami-Dade County FL Seaport Revenue VRDO	0.020%	2/6/15 LOC	3,900	3,900
1	Miami-Dade County FL Transit Sales Surtax
	Revenue TOB VRDO	0.040%	2/6/15 (12)	7,450	7,450
1	Miami-Dade County FL Transit Sales Surtax
	Revenue TOB VRDO	0.040%	2/6/15 (4)	32,570	32,570
1	Miami-Dade County FL Water & Sewer Revenue
	TOB VRDO	0.060%	2/6/15 (4)	7,935	7,935
1	Miami-Dade County FL Water & Sewer Revenue
	TOB VRDO	0.120%	2/6/15 (4)	14,000	14,000
1	Miami-Dade County FL Water & Sewer Revenue
	TOB VRDO	0.210%	2/6/15	17,990	17,990
	Okeechobee County FL Solid Waste Disposal
	Revenue (Waste Management
	Inc./Okeechobee Landfill Project) PUT	2.250%	7/1/16	2,520	2,598
	Orange County FL School Board COP	5.000%	8/1/15	2,700	2,765
	Palm Beach County FL Health Facilities
	Authority Hospital Revenue (BRRH Corp.
	Obligated Group)	3.000%	12/1/15	2,180	2,225
	Palm Beach County FL Health Facilities
	Authority Hospital Revenue (BRRH Corp.
	Obligated Group)	3.000%	12/1/16	1,000	1,038
	Palm Beach County FL Health Facilities
	Authority Hospital Revenue (BRRH Corp.
	Obligated Group)	3.000%	12/1/17	1,000	1,049
	Palm Beach County FL Health Facilities
	Authority Hospital Revenue (BRRH Corp.
	Obligated Group)	4.000%	12/1/18	750	819
	Palm Beach County FL Health Facilities
	Authority Revenue (Jupiter Medical Center
	Inc. Project)	4.000%	11/1/17	2,095	2,223
	Palm Beach County FL School Board COP PUT	5.000%	8/1/16	8,000	8,529
1	Palm Beach County FL School Board COP TOB
	VRDO	0.060%	2/6/15 (4)	2,200	2,200
1	Palm Beach County FL Water & Sewer Revenue
	TOB VRDO	0.030%	2/6/15	2,215	2,215
	Reedy Creek FL Improvement District Utilities
	Revenue	5.000%	10/1/17	785	870

1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.030%	2/6/15	7,500	7,500
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.070%	2/6/15	6,350	6,350
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	5,412
1 Tallahassee FL Energy System Revenue TOB
VRDO	0.060%	2/6/15 (1)(14)	11,250	11,250
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5,500	5,922
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	3.000%	9/1/15	850	863
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	3.000%	9/1/16	1,000	1,037
Tampa FL Hospital Revenue	4.000%	7/1/15	400	406
Tampa FL Hospital Revenue	5.000%	7/1/16	700	740
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,625
				770,680
Georgia (2.5%)
Atlanta GA Airport Revenue	5.000%	1/1/16	1,000	1,044
Atlanta GA Airport Revenue	5.000%	1/1/16	6,500	6,786
Atlanta GA Airport Revenue	5.000%	1/1/18	500	562
1 Atlanta GA Airport Revenue TOB VRDO	0.220%	2/6/15 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	1.612%	11/1/18	56,750	58,240
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.120%	2/6/15	10,000	10,000
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.375%	8/10/17	8,000	8,278
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,510
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,517
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	10,000	10,080
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.375%	4/4/17	2,275	2,285
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,000	10,161
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,334
Carroll County GA School District GO	4.000%	4/1/15	3,000	3,020
Cobb County GA Kennestone Hospital Authority
Revenue	3.000%	4/1/15	350	352
Cobb County GA Kennestone Hospital Authority
Revenue	4.000%	4/1/16	1,050	1,094
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/15	750	765
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/16	1,370	1,444

Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/17	1,500	1,660
DeKalb County GA Water & Sewer Revenue	4.000%	10/1/15	1,000	1,026
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	500	557
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,114
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	918
Floyd County GA Development Authority
Revenue (Georgia Power Co. Plant Hammond
Project) PUT	0.850%	11/19/15	5,000	5,015
2 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT	0.970%	2/18/20	17,575	17,598
Georgia GO	4.750%	11/1/15	8,035	8,315
Georgia GO	5.000%	2/1/16	21,995	23,062
Georgia GO	5.000%	4/1/16	8,155	8,611
Georgia GO	5.000%	7/1/16	1,195	1,220
Georgia GO	5.000%	11/1/16	2,400	2,594
Georgia GO	5.000%	7/1/17	5,280	5,849
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/16	1,250	1,305
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,825	1,982
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,825	2,051
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,400	1,573
Georgia Road & Tollway Authority Revenue	5.000%	3/1/16	6,700	7,050
Henry County GA School District GO	4.000%	12/1/15	4,000	4,130
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,745	6,779
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	14,550	14,624
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	5,220	5,449
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	250	268
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	0.190%	7/1/16	1,800	1,799
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.300%	7/1/17	14,000	14,000
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.320%	7/1/17	17,500	17,500
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,070
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	4,039
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/16	1,325	1,432
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,700	1,902
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/16	3,000	3,133
				312,097
Hawaii (0.5%)
Hawaii GO	5.000%	2/1/15	3,600	3,601
Hawaii GO	5.000%	7/1/15 (2)(Prere.)	23,095	23,566
Hawaii GO	5.000%	8/1/15	10,000	10,246

	Hawaii GO	5.000%	2/1/16	4,000	4,196
	Hawaii Housing Finance & Development Corp.
	Multifamily Housing Revenue (Halekauwila
	Place)	0.700%	12/1/15	6,000	6,002
	Honolulu HI City & County GO	5.000%	7/1/15 (14)	4,000	4,082
	Honolulu HI City & County GO	5.000%	11/1/16	7,265	7,854
	Honolulu HI City & County GO	5.000%	7/1/19 (4)	1,000	1,104
					60,651
Idaho (0.3%)
	Idaho Housing & Finance Association
	Unemployment Compensation Revenue	5.000%	8/15/15	31,375	32,190

Illinois (5.3%)
	Chicago IL Board of Education GO	5.000%	12/1/15 (14)	6,375	6,400
	Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,074
	Chicago IL Board of Education GO	5.000%	12/1/16	2,855	3,049
	Chicago IL Board of Education GO	5.000%	12/1/17 (4)	3,000	3,289
2	Chicago IL Board of Education GO PUT	0.970%	3/1/16	9,600	9,552
2	Chicago IL Board of Education GO PUT	0.697%	6/2/16	25,750	25,487
[1,2] Chicago IL Board of Education GO TOB PUT		0.570%	2/19/15 LOC	76,500	76,500
1	Chicago IL Board of Education GO TOB VRDO	0.280%	2/6/15 (4)	6,520	6,520
1	Chicago IL GO TOB VRDO	0.280%	2/6/15 (12)	15,180	15,180
	Chicago IL Metropolitan Water Reclamation
	District GO	5.000%	12/1/17	5,000	5,604
	Chicago IL Metropolitan Water Reclamation
	District GO	5.000%	12/1/17	4,000	4,484
	Chicago IL Metropolitan Water Reclamation
	District GO	5.000%	12/1/18	5,000	5,768
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/16	3,000	3,131
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	4,944
1	Chicago IL O'Hare International Airport Revenue
	TOB VRDO	0.110%	2/6/15 LOC	16,315	16,315
1	Chicago IL O'Hare International Airport Revenue
	TOB VRDO	0.140%	2/6/15 (4)	2,500	2,500
1	Chicago IL O'Hare International Airport Revenue
	TOB VRDO	0.170%	2/6/15 (4)	21,645	21,645
1	Chicago IL O'Hare International Airport Revenue
	TOB VRDO	0.170%	2/6/15 (12)	27,185	27,185
1	Chicago IL Transit Authority Sales Tax Receipts
	Revenue TOB VRDO	0.130%	2/6/15	25,500	25,500
	Chicago IL Water Revenue	5.000%	11/1/18	675	767
1	Chicago IL Water Revenue TOB VRDO	0.190%	2/6/15 (4)	7,495	7,495
1	Chicago IL Water Revenue TOB VRDO	0.190%	2/6/15 (4)	5,245	5,245
	Illinois Educational Facilities Authority Revenue
	(Field Museum of Natural History) VRDO	0.030%	2/6/15 LOC	8,100	8,100
	Illinois Educational Facilities Authority Revenue
	(University of Chicago) PUT	1.875%	2/12/15	3,925	3,927
	Illinois Finance Authority Gas Supply Revenue
	(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,675	2,703
	Illinois Finance Authority Revenue (Advocate
	Health Care Network) PUT	5.000%	5/1/19	5,000	5,788
1	Illinois Finance Authority Revenue (Advocate
	Health Care Network) TOB VRDO	0.030%	2/6/15	9,000	9,000
	Illinois Finance Authority Revenue (Art Institute
	of Chicago)	5.000%	3/1/15	3,000	3,013
	Illinois Finance Authority Revenue (Art Institute
	of Chicago)	5.000%	3/1/15	900	904

Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/15	7,050	7,136
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	4,500	4,934
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/16	2,220	2,370
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.140%	2/6/15 (12)	12,680	12,680
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	261
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/15	1,000	1,026
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/16	1,150	1,229
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/17	2,000	2,211
Illinois Finance Authority Revenue (Provena
Health)	5.250%	5/1/15	2,555	2,581
3 Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/16	1,395	1,508
3 Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/17	1,000	1,116
3 Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/18	750	861
3 Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	589
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/16	1,865	1,947
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,539
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/15	500	516
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/16	690	742
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.030%	2/6/15	2,960	2,960
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,445	2,455
Illinois GO	5.000%	9/1/15	2,860	2,872
Illinois GO	5.000%	1/1/16	25,945	26,978
Illinois GO	5.000%	5/1/16	6,500	6,844
Illinois GO	4.000%	2/1/18	4,000	4,289
Illinois GO	5.000%	4/1/18	2,500	2,765
Illinois GO	5.000%	5/1/18	8,000	8,867
Illinois GO	5.000%	8/1/18	22,160	24,696
Illinois GO	4.000%	2/1/19	7,500	8,111
Illinois GO	5.000%	2/1/19	875	980
Illinois GO	5.000%	5/1/19	12,000	13,495
Illinois GO	5.000%	7/1/19	4,725	5,328
Illinois GO	5.000%	8/1/19	15,000	16,940
Illinois Regional Transportation Authority
Revenue PUT	0.400%	2/2/15	25,000	25,000
Illinois Sales Tax Revenue	5.500%	6/15/15 (3)	1,500	1,530
Illinois Sales Tax Revenue	4.000%	6/15/16	2,750	2,889
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	10,643
Illinois Sales Tax Revenue	5.500%	6/15/16 (3)	1,140	1,220
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	7,296

1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.030%	2/6/15	15,995	15,995
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.030%	2/6/15	14,305	14,305
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.030%	2/6/15	7,750	7,750
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/15	7,265	7,398
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/15	2,750	2,842
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/15	3,000	3,127
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/16	8,190	8,719
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/17	19,650	21,343
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/17	7,500	8,153
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	12,475	13,525
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.030%	2/6/15 (4)	10,355	10,355
McHenry County IL Conservation District GO	4.000%	2/1/17	3,000	3,210
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.130%	2/6/15 LOC	5,515	5,515
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.130%	2/6/15 (14)LOC	9,715	9,715
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	7,000	7,110
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	2,500	2,730
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,108
				675,373
Indiana (0.7%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	1,000	1,071
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	0.300%	3/2/15	1,000	1,000
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/17	520	568
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	4.000%	3/1/15	1,500	1,505
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/16	4,560	4,792
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	3.000%	12/1/16	1,400	1,465
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,750
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	4.000%	12/1/18	1,500	1,673
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	4.000%	5/1/17	500	534

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	3/1/15	250	251
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/16	500	522
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/17	1,000	1,077
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/16	7,630	8,003
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	4.000%	10/1/16	375	397
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/17	350	389
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	410	469
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	2,080	2,211
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	15,305	15,554
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	6/1/16	4,560	4,621
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,700	2,882
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	10,000	10,184
Indiana Municipal Power Agency Revenue	5.000%	1/1/16	800	835
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,357
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,556
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/15	3,255	3,298
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/16	3,320	3,410
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/16	3,385	3,518
				81,892
Iowa (0.0%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,923
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/15	1,400	1,457
				5,380
Kansas (0.2%)
2 Kansas Department of Transportation Highway
Revenue	0.303%	9/1/16	15,000	15,008
2 Kansas Department of Transportation Highway
Revenue	0.354%	9/1/17	4,100	4,100

2 Kansas Department of Transportation Highway
Revenue	0.434%	9/1/18	3,500	3,501
2 Kansas Department of Transportation Highway
Revenue	0.514%	9/1/19	3,000	2,991
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.500%	11/15/15 (ETM)	355	367
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16 (ETM)	750	812
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	4.000%	9/1/17	1,000	1,082
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	585
				28,446
Kentucky (1.1%)
2 Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project) PUT	1.770%	2/1/17	11,435	11,485
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/17	1,500	1,665
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/16	950	990
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/17	510	548
Kentucky Property & Building Commission
Revenue	5.000%	8/1/15	3,675	3,764
Kentucky Property & Building Commission
Revenue	5.000%	11/1/15	4,000	4,145
3 Kentucky Property & Building Commission
Revenue	5.000%	8/1/16	2,600	2,778
Kentucky Property & Building Commission
Revenue	5.000%	8/1/16 (4)	5,000	5,117
Kentucky Property & Building Commission
Revenue	5.000%	10/1/16 (2)	4,250	4,574
3 Kentucky Property & Building Commission
Revenue	5.000%	8/1/17	2,800	3,096
3 Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	2,715	3,088
3 Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	10,175	11,574
3 Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	2,550	2,972
3 Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	13,270	15,466
3 Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	2,600	3,089
3 Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	20,985	24,933
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	3.000%	7/1/17	250	262
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.000%	7/1/17	33,795	37,018
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/17	2,500	2,796

Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/18	1,750	2,014
Russell KY Revenue (Bon Secours Health
System)	4.000%	11/1/15	300	308
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/15	1,000	1,006
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/16	1,100	1,143
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/17	200	213
				144,044
Louisiana (1.1%)
2 East Baton Rouge Parish LA Sewer
Commission Revenue PUT	0.617%	8/1/18	24,510	24,536
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (4)(3)(Prere.)	12,120	12,837
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.589%	5/1/17	44,500	44,764
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.589%	5/1/18	12,500	12,550
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.669%	5/1/18	5,535	5,569
Louisiana GO	5.000%	8/1/16	5,000	5,356
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/15	1,500	1,518
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,053
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,212
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	0.140%	2/6/15 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,291
New Orleans LA Sewage Service Revenue	4.000%	6/1/16	880	919
New Orleans LA Sewage Service Revenue	5.000%	6/1/17	1,000	1,094
New Orleans LA Water Revenue	5.000%	12/1/17	290	321
New Orleans LA Water Revenue	5.000%	12/1/18	500	567
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/17	1,730	1,886
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/18	9,000	10,105
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,500	2,870
				141,448
Maine (0.0%)
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.020%	2/6/15 LOC	2,630	2,630

Maryland (1.6%)
Anne Arundel County MD GO	5.000%	4/1/17	6,960	7,638
Anne Arundel County MD GO	5.000%	4/1/18	6,960	7,902
Baltimore County MD GO	4.000%	2/1/15	2,900	2,900
Maryland Department of Transportation
Revenue	5.000%	6/1/16	2,010	2,137
Maryland GO	5.000%	3/15/15	1,430	1,439

Maryland GO	5.000%	8/1/15	1,455	1,491
Maryland GO	5.250%	8/15/15	4,250	4,368
Maryland GO	5.000%	8/1/16	5,000	5,352
Maryland GO	5.000%	8/1/16	4,500	4,817
Maryland GO	5.000%	8/1/16	27,680	29,629
Maryland GO	4.000%	8/15/16	9,570	10,113
Maryland GO	5.000%	3/1/17	1,450	1,587
Maryland GO	5.000%	8/1/18	15,285	17,552
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/15	1,045	1,058
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/16	425	440
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/17	500	539
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/18	1,000	1,145
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/15	2,000	2,029
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.264%	11/15/16	2,000	2,019
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.944%	11/15/17	12,020	12,081
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.694%	5/15/18	5,300	5,301
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.714%	5/15/18	9,625	9,634
3 Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/17	2,020	2,242
3 Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/18	2,000	2,288
3 Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19	2,600	3,048
3 Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/17	1,790	1,978
3 Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/18	1,695	1,931
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	4.000%	7/1/15	1,000	1,015
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/16	5,000	5,305
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/17	5,000	5,484

Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.020%	2/6/15 LOC	7,000	7,000
Maryland Transportation Authority GAN	5.250%	3/1/16	1,100	1,160
Montgomery County MD GO	5.000%	11/1/15	2,725	2,825
Montgomery County MD GO	5.000%	11/1/16	5,800	6,270
Montgomery County MD GO	5.000%	11/1/17	4,800	5,381
Prince Georges County MD	5.000%	9/1/17	8,015	8,932
Prince Georges County MD GO	5.000%	9/15/15	1,100	1,134
Prince Georges County MD GO	5.000%	3/1/18	5,280	5,982
University System of Maryland Auxiliary Facility
& Tuition Revenue	5.000%	4/1/16	4,405	4,653
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	3.875%	7/1/19	1,065	1,078
				198,877
Massachusetts (4.0%)
Boston MA GO	5.000%	2/1/18	7,965	8,998
Boston MA GO	5.000%	8/1/18	4,045	4,645
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.100%	2/2/15	25,480	25,480
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.120%	2/6/15	30,022	30,022
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	4.000%	10/1/15	500	511
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/16	1,205	1,286
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.570%	9/30/16	12,045	12,096
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	23,980	24,652
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	11,600	12,121
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.570%	1/30/18	8,935	8,936
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.500%	1/29/20	5,500	5,501
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/15	400	407
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,260	2,419
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.300%	7/1/17	14,860	14,862
2 Massachusetts GO	0.470%	9/1/15	32,350	32,413
Massachusetts GO	5.000%	10/1/15	2,980	3,078
2 Massachusetts GO	0.140%	2/1/16	42,150	42,140
Massachusetts GO	5.000%	8/1/16	3,375	3,613
Massachusetts GO	5.500%	12/1/16 (4)	2,500	2,734
2 Massachusetts GO	0.360%	1/1/17	12,100	12,119
2 Massachusetts GO	0.140%	2/1/17	75,000	74,815
2 Massachusetts GO	0.380%	2/1/17	15,485	15,519
2 Massachusetts GO	0.450%	1/1/18	9,100	9,124
2 Massachusetts GO PUT	0.320%	8/1/17	20,000	19,997
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	9,115	9,271
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	2,001

Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/19 (14)	500	513
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.200%	2/4/15 (4)	13,300	13,300
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.100%	2/6/15 (4)	14,750	14,750
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/19	1,760	1,795
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.030%	2/6/15	13,100	13,100
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/15	1,425	1,448
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)(ETM)	1,000	1,026
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (14)(Prere.)	3,665	3,762
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)(Prere.)	2,000	2,053
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,370	7,564
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/15 (14)	6,000	6,155
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.020%	2/6/15 LOC	20,000	20,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.030%	2/6/15 (4)	3,605	3,605
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.140%	2/6/15 (4)LOC	14,725	14,725
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.140%	2/6/15 (4)LOC	19,495	19,495
				502,051
Michigan (3.3%)
1 Detroit MI City School District GO TOB VRDO	0.540%	2/6/15 (4)	10,245	10,245
1 Detroit MI City School District GO TOB VRDO	0.540%	2/6/15 (4)	8,000	8,000
1 Detroit MI City School District GO TOB VRDO	0.860%	2/6/15 (4)	14,115	14,115
1 Detroit MI City School District GO TOB VRDO	0.860%	2/6/15 (4)	17,845	17,845
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/15	1,255	1,286
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/16	1,285	1,357
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/17	620	668
3 L'anse Creuse MI Public Schools GO	2.000%	5/1/16	500	509
Livonia MI Public Schools School District GO	2.000%	5/1/15 (15)	285	286
Livonia MI Public Schools School District GO	4.000%	5/1/16 (15)	500	521
Livonia MI Public Schools School District GO	4.000%	5/1/17 (15)	1,000	1,067
Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	961
Michigan Building Authority Revenue	5.000%	10/15/15	10,000	10,340
Michigan Building Authority Revenue	5.000%	10/15/16	12,250	13,200
Michigan Finance Authority Revenue	4.000%	10/1/17	1,155	1,252
Michigan Finance Authority Revenue	5.000%	10/1/18	1,135	1,296

Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/18	1,500	1,654
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/19	3,000	3,370
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,250	1,424
Michigan Finance Authority Revenue (Detroit
School District)	2.850%	8/20/15	2,550	2,565
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	2.000%	7/1/15	6,310	6,339
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	2.000%	7/1/15	31,960	32,140
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	2.000%	7/1/15	3,160	3,175
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	2.000%	7/1/15	22,140	22,265
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	890	935
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	5,115	5,402
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	4,000	4,224
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	1,105	1,193
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,459
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	5,000	5,429
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	500	540
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,000	1,104
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,714
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	5,500	6,155
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,150	1,270
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,253
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,988
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/15	13,050	13,319
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	7,234
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	11,754
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	25,540
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,113
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	0.900%	3/16/15	16,000	16,013
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	8,006

Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.000%	5/30/18	14,000	14,450
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,892
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/15	1,395	1,418
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/16	1,500	1,591
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/17	2,100	2,308
Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.020%	2/6/15 LOC	6,620	6,620
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	1,895
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,289
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,161
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/16	500	520
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/17	250	268
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	548
Michigan Trunk Line Revenue	5.250%	11/1/15 (14)	5,000	5,194
Michigan Trunk Line Revenue	5.000%	11/15/16	5,000	5,411
Michigan Trunk Line Revenue	5.000%	11/15/17	13,500	15,129
Royal Oak City MI School District GO	5.000%	5/1/17	1,300	1,425
Royal Oak City MI School District GO	5.000%	5/1/18	1,000	1,130
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	8/1/15 (ETM)	2,500	2,561
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,251
1 Saginaw Valley State University Michigan
Revenue TOB VRDO	0.170%	2/6/15 (4)	5,000	5,000
2 Saline MI Area Schools GO PUT	0.570%	11/2/15	9,285	9,280
St. Johns MI Public Schools School District GO	5.000%	5/1/19	7,250	8,355
University of Michigan Revenue	4.000%	4/1/15	9,600	9,664
2 University of Michigan Revenue PUT	0.220%	4/1/15	1,060	1,060
University of Michigan Revenue VRDO	0.030%	2/6/15	12,795	12,795
				420,740
Minnesota (0.8%)
Hennepin County MN GO	5.000%	12/1/16	1,180	1,280
Hennepin County MN GO	5.000%	12/1/16	4,035	4,376
Hennepin County MN GO	5.000%	12/15/17	4,355	4,903
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16	1,500	1,573
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.020%	2/2/15 (4)	17,725	17,725
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/16	4,310	4,519
Minnesota General Fund Revenue	5.000%	3/1/17	2,000	2,186

Minnesota GO	5.000%	10/1/15 (ETM)	95	98
Minnesota GO	5.000%	10/1/15	8,155	8,421
Minnesota GO	5.000%	11/1/15	2,150	2,229
Minnesota GO	5.000%	8/1/16	6,045	6,471
Minnesota GO	5.000%	8/1/16 (ETM)	70	75
Minnesota GO	5.000%	8/1/16	4,480	4,795
Minnesota GO	5.000%	10/1/17	3,545	3,960
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.040%	2/6/15	7,555	7,555
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	11,180	11,227
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/16	11,535	12,136
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	4.000%	9/1/16	295	310
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/17	465	515
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/18	885	1,003
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/19	555	645
				96,002
Mississippi (0.1%)
Mississippi GO	5.250%	11/1/16 (14)	2,550	2,767
2 Mississippi GO	0.550%	9/1/17	6,215	6,219
1 Mississippi GO TOB VRDO	0.020%	2/6/15	3,680	3,680
				12,666
Missouri (0.4%)
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/17	2,000	2,239
Kansas City MO Airport Revenue	4.000%	9/1/15	1,500	1,533
Kansas City MO Airport Revenue	5.000%	9/1/16	900	965
Kansas City MO Airport Revenue	5.000%	9/1/17	1,250	1,385
Missouri Board of Public Buildings Special
Obligation Revenue	3.000%	10/1/16	2,795	2,919
Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,000	4,060
Missouri GO	5.000%	10/1/15	2,500	2,582
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	3.000%	5/1/15	1,905	1,917
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.030%	2/6/15	11,300	11,300
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/17 (Prere.)	11,000	12,159
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/17	2,420	2,621
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/18	2,400	2,686
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	4.000%	7/1/15	900	914
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/16	1,000	1,063

St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/15	1,870	1,874
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/16	2,250	2,349
				52,566
Montana (0.0%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/18	1,875	2,098

Nebraska (0.4%)
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	30,000	34,864
1 Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System) TOB VRDO	0.050%	2/6/15 (13)	10,060	10,060
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/16	500	527
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/17	500	537
Municipal Energy Agency of Nebraska Power
Supply System Revenue	3.000%	4/1/15	550	553
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/16	1,000	1,043
Nebraska Public Power District Revenue	5.000%	1/1/17 (14)	2,310	2,412
University of Nebraska Student Fee Revenue	5.000%	7/1/16	1,380	1,473
University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,224
				52,693
Nevada (0.5%)
1 Clark County NV GO TOB VRDO	0.030%	2/6/15 (2)	12,785	12,785
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.030%	2/6/15	14,800	14,800
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.030%	2/6/15	6,000	6,000
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	508
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.050%	2/6/15	4,690	4,690
Nevada Unemployment Compensation Revenue	4.000%	6/1/15	5,500	5,572
Nevada Unemployment Compensation Revenue	4.000%	12/1/15	6,250	6,452
Nevada Unemployment Compensation Revenue	5.000%	6/1/17	10,000	11,029
				61,836
New Hampshire (0.2%)
New Hampshire GO	5.000%	2/15/15	1,285	1,287
New Hampshire GO	5.000%	8/15/15	5,000	5,133
1 New Hampshire Health & Education Facilities
Authority Revenue (LRGHealthcare) TOB
VRDO	0.080%	2/6/15	15,645	15,645
				22,065
New Jersey (4.4%)
Bergen County NJ GO	3.000%	9/1/15	2,165	2,201
Bergen County NJ GO	4.000%	9/1/16	1,875	1,983
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/18	2,775	3,083

Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/19	3,050	3,465
Essex County NJ Improvement Authority
Revenue	2.000%	10/1/16	7,910	8,121
Essex County NJ Utilities Authority Revenue	3.000%	11/4/16	5,625	5,853
Middlesex County NJ COP	5.500%	10/15/15	1,305	1,352
Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,168
Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,271
New Brunswick NJ BAN	1.500%	6/18/15	25,132	25,240
New Jersey Building Authority BAN	3.000%	6/15/16	12,000	12,114
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	16,049
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/15	2,865	2,915
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/16	20,000	21,149
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	5,000	5,447
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,608
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	8,820	8,859
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (ETM)	12,000	12,341
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (ETM)	5,000	5,142
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	1.720%	2/1/16	13,380	13,471
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,334
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	5,415	5,805
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.920%	2/1/17	14,580	14,599
New Jersey Economic Development Authority
Revenue (School Facilities Construction)
VRDO	0.750%	2/1/17	29,000	29,038
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.020%	2/2/15	1,600	1,600
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/15	5,100	5,179
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/15 (4)	1,030	1,058
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,500	2,551
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	5,094
New Jersey GO	5.250%	7/15/16 (2)	1,010	1,081
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/15	7,880	8,103
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,814

New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/16	250	265
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.000%	7/1/17	1,000	1,063
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.020%	2/6/15 LOC	1,700	1,700
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/15	2,200	2,245
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/16	2,000	2,128
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,204
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/17	1,305	1,397
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	4.000%	7/1/18	750	821
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,222
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,164
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,600
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Broadway Townhouses Project)	0.600%	12/1/16	8,000	7,995
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Sycamore Ridge Apartments)	0.500%	11/1/15	4,000	4,000
New Jersey Transportation Corp. GAN	5.000%	9/15/17	14,500	16,009
New Jersey Transportation Corp. GAN	5.000%	9/15/18	16,345	18,527
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/17	5,000	5,469
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/18	6,000	6,726
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.020%	12/15/19	35,000	35,013
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/16	2,000	2,118
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/17	3,000	3,281
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	13,425	14,826
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	9,070	10,129
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.110%	2/6/15 (4)(2)LOC	7,630	7,630
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.170%	2/6/15 (4)LOC	31,830	31,830
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.270%	2/6/15 (4)(2)	10,700	10,700

2 New Jersey Turnpike Authority Revenue	0.500%	1/1/17	30,000	30,045
2 New Jersey Turnpike Authority Revenue PUT	0.385%	1/1/16	10,000	10,004
2 New Jersey Turnpike Authority Revenue PUT	0.550%	1/1/16	28,500	28,546
2 New Jersey Turnpike Authority Revenue PUT	0.550%	1/1/16	2,000	2,003
2 New Jersey Turnpike Authority Revenue PUT	0.640%	1/1/17	30,000	30,125
2 New Jersey Turnpike Authority Revenue PUT	0.700%	1/1/18	5,000	5,036
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.220%	2/6/15 (4)	6,500	6,500
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.030%	2/6/15	8,800	8,800
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	2,000	2,120
				553,329
New Mexico (1.1%)
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,552
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/15	4,400	4,498
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/15	3,800	3,920
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.030%	2/6/15	37,100	37,100
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	0.685%	2/1/18	5,010	5,034
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	0.735%	8/1/18	5,200	5,227
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	0.864%	8/1/19	37,500	37,640
New Mexico Severance Tax Revenue	5.000%	7/1/15	5,915	6,037
New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	9,337
New Mexico Severance Tax Revenue	5.000%	7/1/16	7,645	8,152
New Mexico Severance Tax Revenue	4.000%	7/1/19	16,245	17,949
				139,446
New York (17.2%)
Binghamton NY City School District BAN	2.000%	11/20/15	40,000	40,518
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,012
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/16	1,000	1,059
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,435	3,777
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.030%	2/6/15 (4)	2,900	2,900
Long Beach NY City School District RAN	1.500%	8/14/15	18,000	18,082
Long Beach NY RAN	1.500%	9/18/15	2,075	2,078
Long Beach NY RAN	1.500%	9/18/15	1,735	1,741
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15 (14)(ETM)	140	142
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15 (14)	860	870

Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15 (ETM)	9,320	9,434
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/16	4,315	4,554
Long Island NY Power Authority Electric System
Revenue	5.000%	6/1/16 (14)(Prere.)	7,525	7,998
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/17	1,000	1,091
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	3.000%	5/1/15	1,180	1,188
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/17	3,730	4,098
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/17	1,450	1,593
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,268
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	3.000%	12/1/15	875	894
Nassau County NY GO	5.000%	4/1/16	9,415	9,914
Nassau County NY Health Care Corp. RAN	2.250%	1/15/16	7,500	7,575
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.020%	2/6/15	21,150	21,150
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/15	750	765
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/19	1,305	1,512
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	4.000%	7/1/15	960	973
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/17	1,320	1,436
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	4.000%	7/1/17	1,500	1,596
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	3.000%	7/1/17	900	943
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/18	800	873
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/19	375	413
New York City NY GO	0.200%	2/2/15 (12)	24,550	24,550
New York City NY GO	0.200%	2/2/15 (4)	28,050	28,050
New York City NY GO	0.500%	2/4/15 (4)	33,000	33,000
New York City NY GO	0.670%	2/5/15 (4)	5,725	5,725
New York City NY GO	0.100%	2/6/15 (4)	15,925	15,925
New York City NY GO	3.000%	3/1/15	5,135	5,148
New York City NY GO	2.000%	8/1/15	63,430	64,028

New York City NY GO	2.000%	8/1/15	2,690	2,715
New York City NY GO	2.000%	8/1/15	8,285	8,363
New York City NY GO	4.000%	8/1/15	5,985	6,102
New York City NY GO	5.000%	8/1/15	5,200	5,327
New York City NY GO	5.000%	8/1/15	7,075	7,248
New York City NY GO	5.000%	8/1/15	18,500	18,953
New York City NY GO	5.000%	8/1/15	8,000	8,196
New York City NY GO	5.000%	8/1/15	1,500	1,537
New York City NY GO	5.250%	8/1/15	35	35
New York City NY GO	5.250%	8/1/15	5	5
New York City NY GO	2.000%	3/1/16	14,975	15,261
New York City NY GO	5.000%	8/1/16	5,000	5,347
New York City NY GO	5.000%	8/1/16	2,325	2,486
New York City NY GO	5.000%	8/1/16	6,000	6,416
New York City NY GO	5.000%	8/1/16	23,810	25,462
New York City NY GO	5.000%	8/1/16	5,000	5,347
New York City NY GO	5.000%	4/1/17	3,000	3,169
New York City NY GO	4.000%	8/1/17	5,705	6,174
New York City NY GO	5.000%	8/1/17	34,730	38,445
New York City NY GO	5.000%	8/1/17	7,280	8,059
New York City NY GO	5.000%	8/1/17	4,305	4,766
New York City NY GO	5.000%	8/1/17	10,000	11,070
New York City NY GO	5.000%	8/1/17	33,680	37,283
New York City NY GO	5.000%	8/1/17	44,560	49,327
New York City NY GO	5.000%	8/1/17 (2)	1,215	1,274
New York City NY GO	5.000%	8/1/17	30,990	34,305
New York City NY GO	5.000%	8/1/17	3,715	4,112
New York City NY GO	5.000%	8/1/18	3,250	3,709
New York City NY GO	5.000%	8/1/18	8,790	10,033
New York City NY GO	5.000%	8/1/19	15,000	17,577
2 New York City NY GO	0.400%	8/1/21	4,700	4,701
2 New York City NY GO	0.490%	8/1/21	6,325	6,327
New York City NY GO VRDO	0.030%	2/2/15	12,000	12,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	4,000	4,008
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.150%	11/1/15	8,280	8,317
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.950%	5/1/16	30,000	30,014
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.400%	11/1/16	9,500	9,489
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.100%	11/1/16	8,865	8,868
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.850%	11/1/17	6,215	6,208
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.850%	11/1/17	2,000	2,002
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.950%	11/1/17	2,210	2,210
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,401
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	12,010	12,054
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	11/1/18	23,000	23,062
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	1.000%	10/26/17	4,705	4,706

1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.170%	2/6/15	9,485	9,485
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/16 (ETM)	2,500	2,662
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,554
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,100	3,482
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.020%	2/6/15	5,840	5,840
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.040%	2/6/15 (4)(3)	25,650	25,650
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.030%	2/9/15	5,000	5,000
New York City NY Transitional Finance Authority
Future Tax Revenue	0.140%	2/5/15 (4)	21,000	21,000
New York City NY Transitional Finance Authority
Future Tax Revenue	0.300%	2/6/15 (4)	56,100	56,100
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15 (ETM)	1,070	1,109
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	9,125	9,462
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/16 (ETM)	1,000	1,048
New York City NY Transitional Finance Authority
Future Tax Revenue	3.000%	11/1/16	2,560	2,690
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	5,495	5,967
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	465	503
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	3,535	3,839
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	3,500	3,543
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	160	173
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	9,840	10,685
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.030%	2/6/15	2,200	2,200
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17	6,250	6,767
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	2.100%	7/1/15	14,000	14,106
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.040%	2/6/15	26,835	26,835
2 New York Metropolitan Transportation Authority
Revenue	0.614%	11/1/15	1,700	1,703
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	8,000	8,244
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	3,030	3,122
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	3,895	4,014

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	2,355	2,445
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	5,130	5,327
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	5,435	5,644
2 New York Metropolitan Transportation Authority
Revenue	0.804%	11/1/16	3,500	3,528
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	2,650	2,868
2 New York Metropolitan Transportation Authority
Revenue	0.944%	11/1/17	2,950	2,987
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	1,190	1,330
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	13,969
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,660
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,500	4,022
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.400%	6/1/17	20,455	20,455
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.390%	11/1/18	2,000	2,000
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.470%	11/1/19	2,750	2,750
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.600%	11/1/19	21,000	20,998
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	2,000	2,077
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	1,625	1,687
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,064
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,435
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,341
2 New York Metropolitan Transportation Authority
Revenue PUT	0.644%	11/1/15	36,300	36,360
2 New York Metropolitan Transportation Authority
Revenue PUT	0.764%	11/1/15	11,700	11,734
2 New York Metropolitan Transportation Authority
Revenue PUT	0.290%	5/15/16	15,000	15,001
2 New York Metropolitan Transportation Authority
Revenue PUT	0.964%	11/1/16	15,510	15,675
2 New York Metropolitan Transportation Authority
Revenue PUT	0.586%	5/15/17 (4)	17,500	17,567
2 New York Metropolitan Transportation Authority
Revenue PUT	0.464%	11/1/17	7,280	7,302
2 New York Metropolitan Transportation Authority
Revenue PUT	0.380%	11/15/17	44,600	44,627
2 New York Metropolitan Transportation Authority
Revenue PUT	0.717%	5/15/18 (4)	3,500	3,528
2 New York Metropolitan Transportation Authority
Revenue PUT	0.600%	6/1/20	87,500	87,493

1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.030%	2/6/15 (13)	19,780	19,780
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.120%	2/6/15	6,250	6,250
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.030%	2/6/15	8,995	8,995
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/15 (ETM)	1,760	1,789
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/16 (ETM)	1,750	1,866
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/15	11,410	11,642
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/16 (14)	5,000	5,101
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.030%	2/6/15	8,535	8,535
New York State Dormitory Authority Revenue
(Income Tax)	5.000%	2/15/16 (ETM)	5	5
New York State Dormitory Authority Revenue
(Income Tax)	5.000%	2/15/16	10,235	10,759
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15 (ETM)	10	10
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15	2,435	2,440
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15 (ETM)	15	15
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15	5,110	5,245
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	2,195	2,239
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17	1,000	1,100
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/18	1,000	1,132
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/15	2,450	2,479
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/16	1,725	1,822
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/17	2,000	2,183
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	2,500	2,806
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15 (ETM)	10	10
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	14,115	14,144

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	9,880	9,900
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	2,625	2,641
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	1,000	1,006
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/15	1,000	1,043
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	1,000	1,055
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	3,380	3,566
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	2/6/15	9,210	9,210
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	2/6/15	3,060	3,060
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	2/6/15	8,330	8,330
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/15 (15)	400	410
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/15 (4)	4,600	4,748
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/15	3,000	3,094
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/16 (4)	4,000	4,236
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,692
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (15)	375	404
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,384
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16	10,205	10,983
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,682
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	3,445	3,822
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (15)	500	558
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,160	2,465
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,149
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/16	1,100	1,154
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.125%	3/15/15	7,000	7,013
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	7,000	7,089
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/15	535	541

New York State Housing Finance Agency
Affordable Housing Revenue	0.800%	11/1/16	2,750	2,760
New York State Housing Finance Agency
Affordable Housing Revenue	0.800%	11/1/16	2,500	2,511
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	3,000	3,001
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	4,850	4,845
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	2,505	2,503
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	6,705	6,699
New York State Housing Finance Agency
Affordable Housing Revenue	0.850%	11/1/17	6,890	6,893
New York State Housing Finance Agency
Affordable Housing Revenue	0.850%	11/1/17	10,000	10,007
New York State Housing Finance Agency
Affordable Housing Revenue	0.900%	11/1/17	3,000	3,001
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	4,190	4,207
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	3,900	3,912
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	1,250	1,254
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	2,500	2,505
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	6,250	6,273
New York State Housing Finance Agency
Housing Revenue	1.150%	11/1/16	7,000	7,079
New York State Housing Finance Agency
Housing Revenue	0.900%	11/1/17	5,000	4,995
New York State Housing Finance Agency
Housing Revenue	0.900%	11/1/17	6,000	5,999
New York State Thruway Authority Revenue	5.000%	1/1/17 (2)	125	126
New York State Thruway Authority Revenue	5.000%	1/1/17 (ETM)	460	500
New York State Thruway Authority Revenue	5.000%	1/1/17	1,540	1,673
New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,679
New York State Thruway Authority Revenue	5.000%	5/1/19	41,875	48,415
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/15	8,500	8,556
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/15	2,840	2,859
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15	15,000	15,123
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15 (4)	1,115	1,124
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15	1,450	1,462
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	3,875	4,001
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	2,835	2,926
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/15	7,000	7,058

	New York State Urban Development Corp.
	Revenue	5.000%	1/1/16	10,000	10,440
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	4.000%	3/15/16	15,845	16,528
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/16	23,880	25,195
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/17	10,090	11,068
	New York State Urban Development Corp.
	Revenue (Service Contract)	5.000%	1/1/16	25,000	26,109
[1,2] Nuveen New York AMT-Free Municipal Income
	Fund iMTP	0.640%	10/1/17	17,500	17,504
	Onondaga County NY Civic Development Corp.
	Revenue (St. Joseph's Hospital & Health
	Center)	5.000%	7/1/19	500	556
	Oyster Bay NY BAN	1.500%	2/6/15	51,120	51,127
	Oyster Bay NY GO	3.250%	8/1/15	7,835	7,943
	Oyster Bay NY GO	3.250%	8/1/16	8,070	8,352
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,356
	Port Authority of New York & New Jersey
	Revenue	5.000%	8/15/18 (4)	2,855	3,185
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/16	1,250	1,329
	Suffolk County NY GO	3.000%	2/1/15	2,460	2,460
	Suffolk County NY GO	5.000%	2/1/16 (4)	4,250	4,451
	Suffolk County NY GO	5.000%	2/1/17 (4)	3,415	3,713
	Suffolk County NY RAN	1.500%	3/26/15	12,250	12,267
	Suffolk County NY TAN	2.000%	7/30/15	50,000	50,379
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/15	15,000	15,245
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/19	12,500	12,701
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	10,000	10,632
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	1,500	1,524
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	6,250	6,644
	Triborough Bridge & Tunnel Authority New York
	BAN	5.000%	5/15/15	37,500	38,036
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.250%	11/15/15	6,500	6,763
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.000%	11/15/16	8,570	9,296
2	Triborough Bridge & Tunnel Authority New York
	Revenue	0.270%	1/1/17 (4)	10,700	10,691
2	Triborough Bridge & Tunnel Authority New York
	Revenue	0.370%	1/1/18 (4)	5,000	5,004
2	Triborough Bridge & Tunnel Authority New York
	Revenue	0.460%	1/1/19 (4)	1,800	1,805
2	Triborough Bridge & Tunnel Authority New York
	Revenue PUT	0.495%	1/4/16	7,750	7,753
2	Triborough Bridge & Tunnel Authority New York
	Revenue PUT	0.634%	1/1/17	5,000	5,009
2	Triborough Bridge & Tunnel Authority New York
	Revenue PUT	0.515%	2/1/19	11,350	11,303

Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/17	875	911
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/18	875	932
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/18	635	691
Yonkers NY GO	3.000%	7/1/16	1,300	1,344
Yonkers NY GO	3.000%	8/15/16	675	699
Yonkers NY GO	3.000%	7/1/17	1,005	1,053
Yonkers NY GO	3.000%	8/15/17	510	535
				2,183,061
North Carolina (1.4%)
Charlotte NC COP VRDO	0.010%	2/6/15	10,000	10,000
Charlotte NC GO	5.000%	7/1/15	850	867
Charlotte NC GO	5.000%	7/1/17	2,000	2,216
Charlotte NC GO	5.000%	7/1/18	5,000	5,727
Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15	2,140	2,209
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,507
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/16	530	553
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.040%	2/6/15	3,350	3,350
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.030%	2/6/15	20,100	20,100
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.070%	2/6/15 (4)	4,920	4,920
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.070%	2/6/15 (4)	6,427	6,427
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/17	2,585	2,798
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/18	1,480	1,634
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.020%	2/6/15	2,650	2,650
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	0.300%	3/2/15	24,750	24,740
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	1,200	1,252
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	5,000	5,414
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	10,555	11,429
North Carolina GO	5.000%	3/1/15 (Prere.)	4,710	4,730
North Carolina GO	5.000%	3/1/15 (Prere.)	290	291
North Carolina GO	5.000%	4/1/16	2,200	2,323
North Carolina GO	5.000%	3/1/18	4,770	5,380
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	4.000%	10/1/17	3,725	4,040

North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/18	3,780	4,287
2 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	0.760%	12/1/17	8,245	8,225
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/15	1,500	1,524
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/17	620	664
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/18	500	545
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/16	5,000	5,219
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/15	1,680	1,735
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/16	1,250	1,346
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/18	1,695	1,951
2 University of North Carolina University System
Revenue PUT	0.564%	12/1/15	5,500	5,502
Wake County NC GO	5.000%	2/1/16	1,310	1,374
Wake County NC GO	4.000%	2/1/17	6,440	6,898
Wake County NC GO	5.000%	9/1/17	9,000	10,030
				173,857
Ohio (2.6%)
1 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.050%	2/6/15	7,460	7,460
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,088
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,663
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	10,000	11,502
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/15	2,500	2,534
Central Ohio Solid Waste Authority GO	4.000%	12/1/16 (ETM)	150	160
Central Ohio Solid Waste Authority GO	4.000%	12/1/16	1,550	1,648
Central Ohio Solid Waste Authority GO	4.000%	12/1/17 (ETM)	150	164
Central Ohio Solid Waste Authority GO	4.000%	12/1/17	1,525	1,665
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.030%	2/6/15 LOC	26,255	26,255
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.020%	2/6/15	14,100	14,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.020%	2/6/15	2,600	2,600
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.030%	2/6/15 LOC	28,240	28,240
Columbus OH GO	5.000%	7/1/15	6,735	6,873
Columbus OH GO	5.000%	7/1/15	3,000	3,061

Columbus OH GO	5.000%	7/1/15	2,310	2,357
Columbus OH GO	5.000%	12/15/15	3,210	3,269
Columbus OH GO	5.000%	2/15/16	1,715	1,801
Columbus OH GO	5.000%	7/1/16	6,760	7,211
Dayton OH City School District GO	4.000%	11/1/16	3,000	3,184
Euclid OH BAN	1.125%	6/11/15	1,755	1,758
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	4.000%	6/15/16	1,000	1,037
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/18	1,000	1,098
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.020%	2/6/15 LOC	3,720	3,720
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,615	8,406
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.020%	2/6/15	12,460	12,460
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/15	400	400
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/16	400	414
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/17	375	399
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/18	525	568
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB PUT	0.310%	7/9/15 (4)	20,000	20,000
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.030%	2/6/15	3,365	3,365
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.220%	2/6/15 (4)	6,970	6,970
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	5,500	5,684
Ohio Common Schools GO	5.000%	9/15/15	5,000	5,152
Ohio Common Schools GO	5.000%	3/15/18	10,860	12,317
Ohio GO	5.000%	9/15/15	10,000	10,306
Ohio GO	5.500%	9/15/15	3,000	3,101
Ohio GO	3.000%	5/1/16	10,480	10,843
Ohio GO	5.000%	9/15/16	10,000	10,758
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.030%	2/6/15	10,300	10,300
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,039
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/16	625	663
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	2/6/15	12,800	12,800
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.370%	1/31/18	2,750	2,750
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.120%	2/6/15	10,700	10,700
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	3.000%	5/15/19	10,540	10,914

Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	4.000%	6/1/15	1,315	1,332
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/16	1,070	1,139
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/18	6,660	7,604
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	3,880	4,497
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project) PUT	2.250%	7/1/16	2,000	2,062
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/15	2,380	2,463
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/16	2,495	2,671
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/17	2,215	2,447
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/18	1,510	1,706
South-Western City OH School District GO	3.000%	12/1/15	1,000	1,024
University of Cincinnati Ohio General Receipts
Revenue	4.000%	6/1/15	1,515	1,535
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/17	2,180	2,405
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/18	1,555	1,742
Wright State University Ohio General Revenue	4.000%	5/1/15	1,140	1,151
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,304
				329,839
Oklahoma (0.2%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/16	1,000	1,064
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/17	760	838
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,504
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,616
1 Grand River Dam Authority Oklahoma Revenue
TOB VRDO	0.030%	2/6/15 (13)	2,800	2,800
Oklahoma City OK GO	2.000%	3/1/16	4,855	4,951
1 Tulsa County OK Industrial Authority Health
Care Revenue (St. Francis Health System
Inc.) TOB VRDO	0.040%	2/6/15	7,041	7,041
				20,814
Oregon (0.6%)
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/15	2,350	2,379
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,508

2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	0.250%	9/30/16	7,575	7,575
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	0.900%	10/1/17	8,750	8,784
Oregon GO	5.000%	5/1/16	2,000	2,119
Oregon GO	5.000%	5/1/16	3,500	3,709
Oregon GO	5.000%	11/1/16	3,000	3,243
Oregon GO	5.000%	5/1/18	1,125	1,282
Oregon GO	5.000%	5/1/18	1,500	1,709
Oregon GO	5.000%	11/1/18	3,750	4,339
Oregon Health & Science University Revenue	5.000%	7/1/16	500	532
Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,134
Portland OR Water System Revenue	5.000%	10/1/15	6,000	6,197
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,571
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,679
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,490	4,721
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,507
				73,988
Pennsylvania (5.7%)
Allegheny County PA GO VRDO	0.020%	2/6/15 LOC	3,455	3,455
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.000%	3/1/15	5,780	5,804
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	8,350	8,469
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	10/15/15	750	770
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/16	1,025	1,104
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.876%	2/1/21	8,480	8,484
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.130%	2/2/15 LOC	31,300	31,300
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/16	2,120	2,240
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	10,236
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.020%	2/6/15 LOC	5,100	5,100
2 Bethlehem PA Area School District Authority
Revenue PUT	0.547%	1/1/18	4,000	4,042
Bethlehem PA Water Authority Revenue	3.000%	11/15/15 (15)	750	765
Bethlehem PA Water Authority Revenue	4.000%	11/15/16 (15)	1,525	1,613
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	721
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	569

Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/18	920	1,015
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/19	970	1,086
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)
BAN	1.050%	5/1/16	2,500	2,503
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/16	650	681
Delaware County PA GO	5.000%	10/1/17	1,370	1,414
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/16	3,615	3,770
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,070	1,162
2 Hempfield PA School District GO PUT	0.662%	8/1/19	5,800	5,798
Hempfield PA School District GO VRDO	0.632%	8/1/19	1,905	1,904
1 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.030%	2/6/15	6,765	6,765
2 Manheim Township PA School District GO PUT	0.395%	5/1/17	1,400	1,401
2 Manheim Township PA School District GO PUT	0.516%	5/1/18	6,850	6,855
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	1,000	1,154
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/18	1,000	1,083
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	546
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.000%	2/1/16 (7)	1,180	1,234
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.000%	2/1/17 (7)	995	1,081
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.030%	2/6/15 LOC	4,000	4,000
1 Mount Lebanon PA School District GO TOB
VRDO	0.110%	2/6/15	15,500	15,500
2 North Penn PA Water Authority Revenue	0.384%	11/1/17	1,100	1,103
2 North Penn PA Water Authority Revenue	0.464%	11/1/18	700	703
2 North Penn PA Water Authority Revenue PUT	0.614%	11/1/19	2,500	2,520
2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	1.420%	8/15/20	8,125	8,207
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.030%	2/6/15	10,700	10,700
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.030%	2/6/15	9,070	9,070

Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	15,750	15,926
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	10,570	10,673
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	11,250	11,376
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.750%	12/1/15	8,080	8,177
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	7/1/16	2,000	2,106
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/16	14,730	15,723
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	8,000	8,843
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	15,000	15,988
Pennsylvania GO	5.000%	4/1/15	32,880	33,153
Pennsylvania GO	5.250%	7/1/15	15,000	15,322
Pennsylvania GO	5.000%	9/1/15 (4)	45,450	45,638
Pennsylvania GO	5.000%	6/15/16	17,375	18,495
Pennsylvania GO	5.000%	7/1/16	9,075	9,677
Pennsylvania GO	5.000%	7/1/16	40,470	43,156
Pennsylvania GO	5.000%	9/1/16	10,000	10,041
Pennsylvania GO	5.000%	3/1/17	16,540	18,063
Pennsylvania GO	5.000%	4/1/17	11,150	12,215
Pennsylvania GO	5.000%	4/1/18	35,410	40,085
Pennsylvania GO	5.000%	7/1/18	2,675	3,051
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/16 (2)	2,000	2,052
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	4,250	4,310
1 Pennsylvania State University Revenue TOB
VRDO	0.020%	2/6/15 LOC	4,645	4,645
1 Pennsylvania State University Revenue TOB
VRDO	0.100%	2/6/15	12,520	12,520
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	1,600	1,626
2 Pennsylvania Turnpike Commission Revenue	0.570%	12/1/16	23,000	23,064
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,402
2 Pennsylvania Turnpike Commission Revenue	0.470%	12/1/17	15,000	15,005
2 Pennsylvania Turnpike Commission Revenue	0.620%	12/1/17	10,405	10,451
2 Pennsylvania Turnpike Commission Revenue	0.620%	12/1/18	8,750	8,768
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.140%	2/6/15 (12)	3,245	3,245
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,155
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	2,941
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	2,775	3,162
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,597

Philadelphia PA Municipal Authority Revenue	5.000%	11/15/15	3,000	3,111
Philadelphia PA School District GO	5.000%	4/1/17 (2)	5,000	5,040
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,323
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.120%	2/6/15 (4)	50,465	50,465
Pittsburgh PA Water & Sewer Authority
Revenue	4.000%	9/1/16 (4)	2,600	2,749
Pittsburgh PA Water & Sewer Authority
Revenue PUT	1.400%	9/1/15 (4)	6,270	6,302
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.070%	2/6/15 (4)	13,825	13,825
2 University Area Joint Authority Pennsylvania
Sewer Revenue	0.220%	11/1/15	1,550	1,550
2 University Area Joint Authority Pennsylvania
Sewer Revenue PUT	0.420%	11/1/17	2,900	2,902
1 University of Pittsburgh PA Revenue TOB
VRDO	0.030%	2/6/15	6,660	6,660
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,520
West Chester University Pennsylvania Student
Housing Revenue BAN	1.600%	2/1/15	2,250	2,250
West Chester University Pennsylvania Student
Housing Revenue BAN	0.650%	2/1/17	3,350	3,351
				724,626
Puerto Rico (0.0%)
Puerto Rico Government Development Bank
Revenue	4.750%	12/1/15 (14)	1,100	1,103

Rhode Island (0.1%)
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	4.000%	9/1/15	1,000	1,020
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/16	4,825	5,137
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/17	2,640	2,889
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	1,325	1,478
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/15	2,000	2,014
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/16	1,000	1,041
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/17	2,000	2,132
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18	1,500	1,680
				17,391
South Carolina (0.6%)
Charleston County SC GO	5.250%	11/1/15	3,270	3,396

2 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.790%	1/1/18	8,770	8,783
Florence County SC GO	3.000%	6/1/16	16,075	16,661
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,202
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/15	1,100	1,139
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,886
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	1,805	1,882
South Carolina GO	5.000%	4/1/16	1,450	1,531
South Carolina GO	5.000%	4/1/16	7,260	7,666
South Carolina GO	5.000%	4/1/16	30	32
South Carolina GO	5.000%	4/1/16	6,475	6,838
South Carolina GO	5.000%	4/1/16	2,275	2,402
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/15	1,000	1,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	3.000%	8/1/15	1,935	1,954
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/16	1,000	1,054
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	324
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	552
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.000%	11/1/15	250	257
South Carolina Jobs Economic Development
Authority Revenue (Waste Management of
South Carolina Inc. Project)	2.875%	2/1/15	2,000	2,000
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,392
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/15	8,870	9,156
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,441
				80,548
South Dakota (0.2%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/16	500	521
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/17	500	529
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/18	500	537
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/19	395	447
1 South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health) TOB
VRDO	0.250%	2/6/15 LOC	26,000	26,000
				28,034
Tennessee (1.4%)
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,353
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	26,019

2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.420%	10/1/15	36,500	36,488
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	6,085
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/15	1,855	1,906
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.030%	2/2/15 (4)	34,600	34,600
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.030%	2/2/15 (4)	16,000	16,000
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/15	1,240	1,240
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	2,295	2,349
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/16	1,290	1,340
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	2,715	2,882
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	5,000	5,382
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	3,155	3,485
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	4,900	5,441
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	8,815	9,868
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	15,000	17,205
				173,643
Texas (11.4%)
3 Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	3.000%	5/15/16	12,065	12,491
3 Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	3.000%	5/15/16	4,675	4,840
3 Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	4.000%	5/15/17	4,500	4,855
3 Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	4.000%	5/15/17	2,000	2,158
1 Brownsville TX Utility System Revenue TOB
VRDO	0.170%	2/6/15 (4)	6,060	6,060
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/16	1,250	1,305
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/17	500	544
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	500	562
Central Texas Regional Mobility Authority
Revenue PUT	3.000%	1/4/16	2,750	2,777
College Station TX Independent School District
GO	4.000%	8/15/16	3,280	3,468
Cypress-Fairbanks TX Independent School
District GO PUT	2.000%	8/15/15	3,000	3,028

Dallas TX GO	5.000%	2/15/15 (Prere.)	1,250	1,252
Dallas TX GO	5.000%	2/15/15 (ETM)	15	15
Dallas TX GO	5.000%	2/15/15	6,280	6,293
Dallas TX Independent School District GO	5.000%	2/15/15	4,990	5,000
Dallas TX Independent School District GO	4.000%	8/15/16	3,365	3,558
Denton TX Independent School District GO PUT	2.125%	8/1/15	8,620	8,698
Denton TX Independent School District GO PUT	2.000%	8/1/16	7,000	7,156
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	9,000	9,278
El Paso TX Water & Sewer Revenue	3.000%	3/1/16	1,500	1,545
El Paso TX Water & Sewer Revenue	3.000%	3/1/17	2,045	2,149
El Paso TX Water & Sewer Revenue	4.000%	3/1/18	1,500	1,649
El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,475	1,657
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16	1,300	1,365
Frisco TX GO	4.000%	2/15/15	1,580	1,583
Grand Parkway TX Transportation Corp. System
BAN	3.000%	12/15/16	195,465	204,572
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.320%	6/1/15	1,700	1,700
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.420%	6/1/16	2,000	2,002
2 Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.070%	11/15/15	8,530	8,543
Harris County TX GO	4.750%	10/1/16 (Prere.)	20,100	21,544
Harris County TX GO	5.000%	10/1/18	2,675	3,090
Harris County TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	0.200%	2/5/15 (4)	1,750	1,750
Harris County TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	0.650%	2/5/15 (4)	5,125	5,125
2 Harris County TX Toll Road Revenue	0.650%	8/15/17	5,260	5,299
Houston TX Airport System Revenue	5.000%	7/1/15	2,000	2,040
1 Houston TX Airport System Revenue TOB
VRDO	0.030%	2/6/15	12,000	12,000
1 Houston TX Airport System Revenue TOB
VRDO	0.170%	2/6/15 (4)(3)	49,500	49,500
Houston TX GO	3.000%	3/1/15	8,835	8,857
Houston TX GO	4.000%	3/1/16	2,900	3,020
Houston TX GO	4.000%	3/1/17	9,000	9,652
Houston TX GO	4.000%	3/1/17	2,075	2,225
Houston TX GO	5.000%	3/1/18	11,835	13,390
2 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) PUT	0.550%	11/16/17	11,000	11,059
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	2,435	2,609
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	8,310	8,903
Houston TX Independent School District GO
PUT	2.500%	6/1/15	7,200	7,249
Houston TX Independent School District GO
PUT	0.950%	6/1/17	16,000	16,034
Houston TX Independent School District Public
Facilities Corp. Lease Revenue	4.000%	9/15/16	3,100	3,277

Houston TX Independent School District Public
Facilities Corp. Lease Revenue	5.000%	9/15/17	8,040	8,936
Houston TX Utility System Revenue	3.000%	11/15/16	1,865	1,952
Houston TX Utility System Revenue	5.000%	11/15/16	2,000	2,163
Houston TX Utility System Revenue	5.000%	11/15/17	2,000	2,241
Houston TX Utility System Revenue	5.000%	11/15/18	1,750	2,021
2 Houston TX Utility System Revenue PUT	0.570%	6/1/15	47,510	47,519
2 Houston TX Utility System Revenue PUT	0.620%	8/1/16	34,500	34,611
1 Houston TX Utility System Revenue TOB VRDO	0.040%	2/6/15 (4)	17,540	17,540
Katy TX Independent School District GO	5.000%	2/15/15	4,295	4,304
2 Katy TX Independent School District GO PUT	0.764%	8/15/15	28,010	28,024
Katy TX Independent School District GO PUT	1.600%	8/15/17	865	865
1 Lone Star College System Texas GO TOB
VRDO	0.030%	2/6/15	12,560	12,560
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15 (ETM)	10	10
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,140	2,170
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/15	1,125	1,134
Lubbock TX GO	5.000%	2/15/16 (14)	1,000	1,004
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/15	4,000	4,079
Mesquite TX Independent School District GO	5.000%	8/15/16	1,500	1,608
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.300%	4/1/15	6,250	6,245
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	856
North East TX Independent School District GO
PUT	2.000%	8/1/15	4,900	4,938
North East TX Independent School District GO
PUT	2.000%	8/1/18	5,000	5,157
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	1,861
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,288
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,000	1,112
2 North Texas Tollway Authority System Revenue
PUT	0.690%	1/1/20	29,690	29,759
Northside TX Independent School District GO
PUT	2.125%	8/1/20	6,750	6,774
Pflugerville TX Independent School District GO	5.000%	2/15/17 (Prere.)	3,760	4,100
1 Port Arthur TX Independent School District GO
TOB VRDO	0.030%	2/6/15 (12)	9,125	9,125
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/15	3,180	3,248
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/16	2,000	2,144
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	14,135	14,137
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	16,360	19,004
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/15	11,300	11,450
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,592
2 San Antonio TX Electric & Gas Systems
Revenue PUT	0.300%	2/1/17	45,000	45,015

2 San Antonio TX Electric & Gas Systems
Revenue PUT	0.400%	2/1/18	27,250	27,268
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	10,150	10,462
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.030%	2/6/15	4,965	4,965
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.040%	2/6/15	11,985	11,985
San Antonio TX Independent School District GO	5.000%	8/15/16	1,800	1,931
San Antonio TX Independent School District GO
PUT	2.000%	8/1/18	7,500	7,736
2 San Antonio TX Water Revenue PUT	0.700%	11/1/16	15,100	15,187
2 San Antonio TX Water Revenue PUT	0.420%	11/1/17	11,875	11,939
Spring Branch TX Independent School District
GO PUT	3.000%	6/15/15	16,100	16,261
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/17	1,100	1,223
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	4.000%	10/1/18	1,350	1,498
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project)	5.000%	12/1/15	1,580	1,643
Texas GO	5.000%	10/1/15	10,905	11,263
Texas GO	4.000%	10/1/16	2,965	3,147
Texas GO	5.000%	10/1/18	4,650	5,378
3 Texas GO PUT	2.000%	2/1/18	3,575	3,610
1 Texas GO TOB VRDO	0.030%	2/6/15	17,875	17,875
1 Texas GO TOB VRDO	0.040%	2/6/15	12,190	12,190
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/16	5,135	5,525
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/17	4,000	4,402
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	10,900	12,034
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	14,400	15,622
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/18	4,500	5,082
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/16 (15)	1,000	1,069
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/17 (15)	2,615	2,859
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/18 (15)	1,000	1,110
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	34,500	35,212
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/16 (Prere.)	4,205	4,390
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/16	13,550	14,164
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/16	30,325	32,369
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	7/1/17	19,500	20,874

Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	7/1/18	6,350	6,563
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/19	8,750	8,884
Texas State Veterans Housing VRDO	0.020%	2/6/15	9,950	9,950
Texas TRAN	1.500%	8/31/15	55,000	55,450
Texas Transportation Commission GO	5.000%	10/1/17	5,660	6,335
Texas Transportation Commission GO	5.000%	10/1/18	17,930	20,735
2 Texas Transportation Commission Mobility Fund
GO PUT	0.400%	10/1/18	50,000	50,023
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.020%	2/6/15	11,700	11,700
Texas Transportation Commission Revenue	4.500%	4/1/15	1,000	1,007
Texas Transportation Commission Revenue
PUT	1.250%	2/15/15	31,025	31,038
2 Texas Transportation Commission Revenue
PUT	0.370%	4/1/17	43,000	43,098
3 Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	19,000	22,327
Texas Water Development Board Revenue	5.000%	7/15/15	5,750	5,879
Texas Water Development Board Revenue	5.000%	7/15/16	4,000	4,274
University of Houston Texas Revenue	5.000%	2/15/15	2,000	2,004
University of North Texas Revenue	5.000%	4/15/15	880	889
University of North Texas Revenue	5.000%	4/15/16	1,000	1,057
University of North Texas Revenue	5.000%	4/15/17	725	795
University of Texas Permanent University Fund
Revenue	5.000%	7/1/16	7,500	7,652
				1,449,205
Utah (0.5%)
Salt Lake County UT Sales Tax Revenue	4.000%	2/1/16	3,630	3,769
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,148
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/15	4,115	4,140
Utah GO	5.000%	7/1/16	1,500	1,601
Utah GO	5.000%	7/1/16	23,735	25,324
Utah GO	5.000%	7/1/17	2,715	3,009
Utah GO	5.000%	7/1/18	2,925	3,351
Utah Transit Authority Sales Tax Revenue	1.350%	6/15/17	21,000	21,217
				63,559
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	1,780	1,828
Virgin Islands Public Finance Authority Revenue	4.000%	10/1/16	3,250	3,395
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	1,495	1,587
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	3,480	3,794
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,635
				12,239
Virginia (1.1%)
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/17	3,730	4,063
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/18	2,150	2,395

Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/19	2,000	2,363
Fairfax County VA Public Improvement GO	5.000%	10/1/15 (Prere.)	2,945	3,041
Fairfax County VA Public Improvement GO	5.000%	10/1/16	5,630	5,815
2 Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)
PUT	1.920%	2/1/17	6,500	6,646
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	4.000%	11/1/16	1,000	1,056
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	0.700%	12/1/16	6,250	6,250
Norfolk VA GO	4.000%	10/1/16	4,960	5,263
Norfolk VA Water Revenue	5.000%	11/1/18	725	837
Richmond VA GO	3.000%	3/1/16	2,250	2,319
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/16	1,765	1,877
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/17	3,500	3,840
Upper Occoquan VA Sewage Authority Regional
Sewerage System Revenue	5.000%	7/1/15 (4)(Prere.)	4,895	4,995
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	8,190	8,589
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	8,660	9,080
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/15 (ETM)	10	10
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/15	1,590	1,626
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	13,450	14,443
Virginia GO	5.000%	6/1/17	1,000	1,104
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	5,000	5,123
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	2,845	3,045
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	4,880	5,223
Virginia Public Building Authority Revenue	5.000%	8/1/16	2,000	2,049
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	11,722
Virginia Public School Authority Revenue	5.000%	4/15/16	2,940	3,110
Virginia Public School Authority Revenue	4.000%	8/1/16	3,565	3,762
Virginia Public School Authority Revenue	5.000%	8/1/16	3,860	4,132
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	16,000	16,233
				140,011

Washington (2.2%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.030%	2/6/15 (4)	8,280	8,280
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/15 (2)(Prere.)	5,505	5,618
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/15 (2)(Prere.)	6,480	6,613
2 Everett WA GO PUT	0.420%	12/1/19	4,000	4,001
2 Grant County WA Public Utility District No. 2
Electric System Revenue PUT	0.340%	12/1/17	7,500	7,501
King County WA (Bellevue School District) GO	5.000%	12/1/16	3,125	3,385
King County WA GO	5.000%	6/1/15	2,500	2,541
King County WA GO	5.000%	1/1/18	2,000	2,252
King County WA GO	5.000%	7/1/18	7,515	8,597
1 King County WA Sewer Revenue TOB VRDO	0.030%	2/6/15	6,950	6,950
Seattle WA Municipal Light & Power Revenue	5.000%	9/1/17	3,320	3,695
Seattle WA Water System Revenue	5.000%	9/1/15 (14)	2,035	2,043
Seattle WA Water System Revenue	5.000%	9/1/17 (14)	2,290	2,299
1 TES Properties Washington Lease Revenue
TOB VRDO	0.030%	2/6/15	10,125	10,125
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/17	4,130	4,528
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/18	3,215	3,626
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/24	4,240	4,247
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16	14,675	15,664
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16	10,000	10,674
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,250
1 Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,559
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,703
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	15,918
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	24,645	28,835
Washington GO	5.000%	7/1/15 (2)	1,000	1,020
Washington GO	5.000%	1/1/16	5,000	5,226
Washington GO	4.000%	7/1/16	14,160	14,914
Washington GO	5.000%	7/1/16	10,000	10,674
1 Washington GO TOB VRDO	0.030%	2/6/15	5,030	5,030
1 Washington GO TOB VRDO	0.030%	2/6/15	6,325	6,325
1 Washington GO TOB VRDO	0.030%	2/6/15	6,145	6,145
1 Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) TOB
VRDO	0.220%	2/6/15	5,645	5,645
1 Washington Health Care Facilities Authority
Revenue (Children's Hospital & Regional
Medical Center) TOB VRDO	0.040%	2/6/15	21,280	21,280
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	4.000%	11/15/15	1,000	1,029
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	4.000%	10/1/15	805	825

Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/15	1,445	1,492
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	700	752
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,528
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/15	425	426
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/16	465	487
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/17	300	325
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/18	250	278
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.030%	2/6/15	28,670	28,670
				279,975
West Virginia (0.1%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,044
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	5,000	5,021
West Virginia University Revenue	5.000%	10/1/16	725	780
2 West Virginia University Revenue PUT	0.550%	10/1/19	3,500	3,502
				15,347
Wisconsin (0.9%)
Milwaukee WI GO	5.000%	5/1/16	6,010	6,368
Wisconsin GO	4.000%	5/1/15	5,000	5,050
Wisconsin GO	5.000%	5/1/15	10,000	10,124
Wisconsin GO	4.000%	11/1/15	2,860	2,944
Wisconsin GO	4.000%	5/1/16	4,470	4,683
Wisconsin GO	4.000%	11/1/16	6,205	6,602
Wisconsin GO	5.000%	5/1/17	1,000	1,101
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,028
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	3/1/18	7,200	7,900
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	5/30/19	13,000	14,554
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.030%	2/6/15	750	750
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,515
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	4.000%	7/15/15	700	711
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,129
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,345

Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	3,100	3,316
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	1.250%	8/15/17	3,500	3,537
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.030%	2/6/15 LOC	7,000	7,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/16	1,745	1,866
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/16	1,660	1,793
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/17	1,000	1,116
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/18	750	861
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services,
Inc.)	4.000%	8/15/15	1,100	1,123
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,836
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,538
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	665	711
Wisconsin Transportation Revenue	5.000%	7/1/16	9,830	10,493
				110,994
Total Tax-Exempt Municipal Bonds (Cost $12,399,727)				12,479,638
			Shares
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
4 Vanguard Municipal Cash Management Fund
(Cost $372,854)	0.021%		372,854,158	372,854

Total Investments (101.4%) (Cost $12,772,581)				12,852,492
Other Assets and Liabilities-Net (-1.4%)				(176,771)
Net Assets (100%)				12,675,721

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $1,792,036,000, representing 14% of net assets.

2 Adjustable-rate security.

3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2015.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Short-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security. BAN - Bond Anticipation Note. COP - Certificate of Participation. CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note. GO - General Obligation Bond. PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note. TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note. VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred. (ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation). (17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

Short-Term Tax-Exempt Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Taxable Municipal Bonds	—	12,479,638	—
Temporary Cash Investments	372,854	—	—
Total	372,854	12,479,638	—

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Short-Term Tax-Exempt Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at January 31, 2015.

D. At January 31, 2015, the cost of investment securities for tax purposes was $12,773,755,000. Net unrealized appreciation of investment securities for tax purposes was $78,737,000, consisting of unrealized gains of $79,236,000 on securities that had risen in value since their purchase and $499,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (96.7%)
Alabama (0.9%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,000	1,173
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/21	1,500	1,778
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	4,246
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,888
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/30	6,905	8,034
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/31	7,245	8,403
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	7,000	8,092
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	58,350	65,403
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	60,660	67,993
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	62,600	70,167
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	13,595	15,238
Auburn University Alabama General Fee
Revenue	4.000%	6/1/15	2,500	2,533
Auburn University Alabama General Fee
Revenue	5.000%	6/1/16	3,690	3,921
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	3,160	3,485
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	1,550	1,708
Auburn University Alabama General Fee
Revenue	5.000%	6/1/31	3,000	3,502
1 Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,500	1,855
1 Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	2,142
1 Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,342
1 Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,633
1 Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,647
1 Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,401
Birmingham AL GO	0.000%	3/1/32	5,000	5,200
Courtland AL Development Board Pollution
Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	5,045
Huntsville AL GO	5.000%	3/1/26	2,540	3,044
Huntsville AL GO	5.000%	5/1/33	5,000	5,810
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,092
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,715

Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,261
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	4,115
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	5,450	6,034
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,964
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,990
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	609
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	804
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	795
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	8,700	8,852
2 Mobile AL Water & Sewer Commissioners
Revenue TOB VRDO	0.010%	2/2/15 LOC	4,580	4,580
University of Alabama General Revenue	5.000%	7/1/21	10,530	12,875
				366,369
Alaska (0.2%)
Alaska GO	5.000%	8/1/24	5,000	6,233
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/25	3,075	3,738
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	5,330	6,450
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	2,000	2,384
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,723
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,881
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	5,299
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	3,927
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	12,640	12,643
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	1,000	1,043
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	12,755	13,299
				63,620
Arizona (2.4%)
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/20 (2)	2,430	2,577
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/20 (14)	5,120	5,628
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/21 (2)	4,310	4,570
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/27	1,115	1,335
Arizona Board Regents Arizona State University
System Revenue	6.000%	7/1/27	1,135	1,318
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/28	2,545	2,915
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,000	1,191

Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/31	1,000	1,164
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,290	1,496
Arizona COP	5.000%	9/1/25 (4)	10,000	11,113
Arizona COP	5.000%	9/1/27 (4)	5,000	5,539
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	3,480	4,130
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/22	3,100	3,693
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/23	5,000	5,898
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/27	6,500	7,408
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/24	10,000	11,114
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	7,500	8,322
3 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.870%	2/5/20	12,500	12,863
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,224
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/24	1,500	1,845
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,750	4,572
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/26	3,000	3,635
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	21,154
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	17,543
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	17,504
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	16,264
Arizona School Facilities Board COP	5.000%	9/1/15 (Prere.)	34,300	35,270
Arizona School Facilities Board COP	5.000%	9/1/15 (Prere.)	26,755	27,512
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	25,731
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	23,300
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	14,824
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,732
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	10,000	12,441
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	12,000	15,100
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	27,590	35,098
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	11,058
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	11,058
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	11,500	12,716
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	16,300	18,024

Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	11,058
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	7,540	8,338
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	11,841
Arizona Transportation Board Highway Revenue	5.000%	7/1/15 (Prere.)	9,460	9,653
Arizona Transportation Board Highway Revenue	5.000%	7/1/16 (Prere.)	10,035	10,703
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,720
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,720
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	10,575
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	8,161
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,594
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,580	17,229
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20	3,500	4,250
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	6,000	7,518
Chandler AZ GO	4.000%	7/1/22	3,390	3,990
Chandler AZ GO	5.000%	7/1/23	3,400	4,310
Chandler AZ GO	5.000%	7/1/24	4,250	5,464
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,706
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,281
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,742
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,724
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	4,031
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,382
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,301
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,315
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,700
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,899
1 Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/19	4,185	4,877
1 Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/20	2,770	3,293
1 Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/21	2,990	3,605
1 Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/22	3,140	3,825
Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/23 (14)	4,235	4,652
1 Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/30	8,745	10,508
1 Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/31	6,415	7,676

Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/16	6,500	6,907
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/17	10,000	10,994
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/18	6,000	6,578
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	7,268
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/20	1,355	1,476
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/28	690	813
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/29	480	574
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/30	375	448
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	10,550
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	4,000	4,386
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	11,725
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	14,468
2 Mesa AZ Utility System Revenue TOB VRDO	0.030%	2/6/15	6,500	6,500
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/23	5,000	5,639
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	2,235	2,521
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/27	9,530	10,677
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/28	9,555	11,130
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	13,330	15,371
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/20	5,165	5,718
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22 (14)	5,420	5,760
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.750%	7/1/24	7,805	8,545
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.500%	7/1/24	2,500	2,878
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/15 (Prere.)	4,200	4,286
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	11,000	13,685
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	7,000	8,827
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/24	7,770	9,908
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/25	9,000	11,303
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/27	2,500	3,096
Phoenix AZ GO	5.000%	7/1/20	5,150	5,706

Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	12,000	12,566
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,719
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/23	3,500	4,377
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,392
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/22	2,000	2,518
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/23	1,000	1,277
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/25	1,000	1,278
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/22	4,350	5,032
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	10,000	11,185
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	2,750	3,053
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/30	2,095	2,500
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/35	7,250	7,552
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	29
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,770	4,480
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	3,965	4,733
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	10,031
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,459
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	23,218
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	3,329
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	331
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,753
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	7,308
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	7,766
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,092
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	15,465
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,131
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,129
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/29	1,500	1,759
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/24	1,200	1,441
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/25	1,250	1,491

Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/32	1,000	1,162
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.250%	8/1/32	1,500	1,779
				1,010,592
Arkansas (0.1%)
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/22	2,000	2,470
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	1,280	1,596
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	2,000	2,484
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	2,149
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	2,190	2,703
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,267
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	1,984
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/28	3,210	3,898
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/29	3,355	4,065
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/30	2,555	3,087
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/27	1,000	1,224
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/28	3,000	3,638
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/29	1,970	2,381
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/30	2,000	2,406
				35,352
California (12.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,589
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,176
Alameda CA Corridor Transportation Authority
Revenue	5.000%	3/1/21	3,250	3,993
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/27	3,000	3,705
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/28	6,165	7,558
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/30	12,395	14,870
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/28	5,030	5,991
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/29	5,300	6,309
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	20,195	21,319

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	26,400	27,870
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	7,666
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.620%	4/1/20	12,500	12,505
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	38,860	39,945
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.720%	4/1/21	14,500	14,509
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,375	15,849
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.920%	5/1/23	13,500	13,536
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,476
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	5,368
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,303
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,790	8,263
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	24,110
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	22,794
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	24,194
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	19,250	21,924
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,000	12,097
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	2,695	2,927
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	5,000	5,430
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	15,000	19,298
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	10,000	13,048
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	15,000	18,882
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	2,500	3,141
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	20,000	23,688
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	31,780	37,985
California Economic Recovery GO	5.250%	7/1/21	18,220	21,616
California GO	5.000%	3/1/15 (2)(Prere.)	4,785	4,805
California GO	5.000%	3/1/15	6,000	6,025
California GO	5.000%	6/1/15 (Prere.)	3,000	3,049
California GO	6.000%	2/1/16	1,500	1,588
California GO	5.000%	4/1/16	10,000	10,561
California GO	5.000%	9/1/16	8,000	8,594

California GO	5.000%	3/1/17	3,000	3,282
California GO	5.000%	4/1/17	13,050	14,320
3 California GO	0.770%	5/1/17	3,500	3,528
California GO	5.500%	4/1/18	30,000	34,521
California GO	6.000%	4/1/18	11,480	13,406
California GO	5.000%	9/1/18	33,800	36,362
California GO	5.000%	12/1/18	85	85
California GO	5.000%	4/1/20	18,000	20,997
California GO	5.000%	8/1/20	18,970	20,722
California GO	5.000%	11/1/20 (14)	5,000	5,611
California GO	5.000%	12/1/21	16,365	18,416
California GO	5.000%	3/1/22 (2)	4,440	4,458
California GO	5.000%	3/1/22	6,375	6,698
California GO	5.250%	10/1/22	15,000	17,939
California GO	5.000%	12/1/22	11,000	13,788
California GO	5.000%	3/1/23	36,120	36,267
California GO	5.000%	3/1/23	29,000	30,459
California GO	5.000%	9/1/23	9,770	12,318
California GO	5.000%	10/1/23	3,000	3,787
California GO	5.000%	12/1/23	34,000	43,009
California GO	5.000%	3/1/24	30,115	31,622
California GO	5.000%	5/1/24	35,000	44,325
California GO	5.000%	10/1/24	10,500	13,368
California GO	5.000%	10/1/24	19,500	22,216
California GO	5.000%	12/1/24	5,640	7,050
California GO	5.000%	10/1/25	20,000	24,556
California GO	5.000%	11/1/25	33,000	41,826
California GO	5.000%	12/1/25	5,490	6,830
California GO	5.500%	8/1/26	23,665	27,443
California GO	5.000%	10/1/26	31,140	37,997
California GO	5.000%	10/1/27	11,250	13,600
California GO	5.250%	10/1/27	26,440	32,241
California GO	5.000%	11/1/27	17,380	21,237
California GO	5.000%	2/1/28	12,500	15,020
California GO	5.000%	11/1/28	9,175	11,145
California GO	5.000%	12/1/28	3,575	4,347
California GO	5.750%	4/1/29	2,395	2,843
California GO	5.250%	9/1/29	10,460	12,897
California GO	5.000%	10/1/29	15,000	18,434
California GO	5.000%	10/1/29	4,445	5,015
California GO	5.000%	10/1/29	27,000	31,405
California GO	5.250%	3/1/30	29,500	34,707
California GO	5.000%	5/1/30	30,000	36,353
California GO	5.250%	9/1/30	25,480	31,217
California GO	5.750%	4/1/31	79,190	93,410
California GO	5.000%	10/1/31	29,000	35,248
California GO	5.000%	2/1/32	50,640	59,650
California GO	5.000%	10/1/32	16,000	19,371
California GO	5.000%	2/1/33	79,605	93,454
California GO	6.500%	4/1/33	54,500	67,213
California GO	5.000%	10/1/33	6,000	7,235
California GO	5.000%	10/1/34	10,000	12,031
California GO PUT	3.000%	12/1/19	6,000	6,473
2 California GO TOB VRDO	0.160%	2/6/15 (4)	11,000	11,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.125%	7/1/15 (Prere.)	5,790	5,911

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	22,024
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,540
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.070%	2/6/15 LOC	14,200	14,200
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,300
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,252
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,335
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,391
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,652
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,623
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,311
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,867
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford) PUT	1.450%	3/15/17	4,000	4,075
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford) PUT	1.450%	3/15/17	5,000	5,093
2 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford) TOB VRDO	0.050%	2/6/15	650	650
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/27	6,380	7,828
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/19	8,080	9,333
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,678
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	8,187
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,739
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	30,736
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	17,518
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	4,250	5,031
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	15,076
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/15	7,550	7,754
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,401
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,748
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,424

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	10,000	12,065
3 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/16	18,000	18,020
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/15	1,615	1,615
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,070	2,159
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,763
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,740	1,939
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,050	5,662
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/25	8,525	9,853
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	3,000	3,580
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	2/2/15 LOC	10,850	10,850
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,513
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,100	3,112
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	7,420	8,851
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/27	1,325	1,668
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/28	5,000	6,037
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/29	2,000	2,427
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	6,019
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/23	750	944
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/24	900	1,139
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	10,000	12,311
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	8,726
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	6,203
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/27	3,120	3,743
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	15,708
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	9,591

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	4,250	5,044
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	12,792
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/30	3,930	4,636
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/31	5,000	5,874
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	3,350	3,901
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (ETM)	9,980	10,103
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	8,750	8,856
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	4,985	5,045
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	5,700	5,769
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	11,820	11,963
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	10,000	10,121
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	15,230	15,415
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	15,235	15,420
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	8,765	8,871
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	9,650	9,767
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	7,500	7,591
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	10,142
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	3,214
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,452
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	13,665	16,927
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	3,075	3,658
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	2,495	3,107
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	4,250	4,985
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	9,650	11,307
California State University Revenue Systemwide	5.000%	11/1/26	14,775	17,091
California State University Revenue Systemwide	5.750%	11/1/27	5,000	5,960
California State University Revenue Systemwide	5.250%	11/1/28	7,395	8,891
California State University Revenue Systemwide	5.250%	11/1/29	7,790	9,344
California State University Revenue Systemwide	5.000%	11/1/30	24,850	30,535
California State University Revenue Systemwide	5.250%	11/1/30	7,960	9,532
California State University Revenue Systemwide	5.000%	11/1/31	21,630	26,494
California State University Revenue Systemwide	5.250%	11/1/31	4,000	4,781
California State University Revenue Systemwide	5.000%	11/1/32	10,000	12,200

California State University Revenue Systemwide	5.000%	11/1/33	20,000	24,303
California State University Revenue Systemwide	5.000%	11/1/34	24,190	29,278
California State University Revenue Systemwide	5.000%	11/1/35	4,355	5,254
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/24	4,465	4,429
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	38,983
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	2/6/15	10,925	10,925
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	2/6/15	12,400	12,400
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	3,540	4,241
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	3,160	3,786
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	4,235	5,074
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	654
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,085
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	554
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	7,000	8,497
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	15,000	17,984
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	5,000	5,973
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	17,000	20,237
Chaffey CA Community College District GO	5.000%	6/1/24	1,120	1,429
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,529
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,438
Contra Costa CA Community College District
GO	5.000%	8/1/29	2,000	2,413
Contra Costa CA Community College District
GO	5.000%	8/1/30	3,000	3,609
Contra Costa CA Community College District
GO	5.000%	8/1/34	4,000	4,752
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/25	2,000	2,397
Cupertino CA Union School District GO	5.000%	8/1/30	2,000	2,488
Cupertino CA Union School District GO	5.000%	8/1/34	2,000	2,451
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,182
Cupertino CA Union School District GO	5.000%	8/1/35	5,000	6,118
3 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.340%	7/8/15	3,475	3,474
1 East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/25	3,650	4,766
1 East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/28	4,200	5,323
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	2,410	2,963
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,000	4,899
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	5,000	6,100
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/26	2,500	3,030

East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/27	2,000	2,400
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	2,655	3,122
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	3,000	3,581
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,264
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,111
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,200
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,188
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,926
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,450
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,325
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,591
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	3,074
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,744
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,727
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	5,300
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	5,205
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	2,162
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	1,261
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,487
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	1,972
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	1,723
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/28	20,090	15,448
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	2,000	1,562
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	2,000	2,415
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	40,500	48,144
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,589
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	8,403
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,788
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	173
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	3,119
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/15	6,505	6,599
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/16	12,545	13,260
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	4,595	3,979
Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,000	8,797
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	5,200	6,017
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,658

La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,645
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	968
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	1,927
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	50	58
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	230	275
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	90	107
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/28	125	155
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,345
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,716
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,943
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	9,437
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,428
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,612
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	2,079
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	8,565
Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,970
Los Angeles CA Community College District GO	5.000%	8/1/22	6,000	7,542
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,727
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	37,581
Los Angeles CA Community College District GO	5.000%	8/1/31	24,100	29,557
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	23,127
Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	5,262
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	21,903
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	3,115	3,538
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	3,250	3,658
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,705	6,799
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	3,250	3,647
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	3,960	4,439
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	15,272
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,914
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	7,985	9,974
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	22,715	27,269
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	11,185	13,315
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	8,080
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	16,689
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	9,000	9,553
Los Angeles CA Unified School District GO	5.000%	7/1/16 (3)(Prere.)	24,035	25,644
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	7,777
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	7,361
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	4,000	4,429
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,425	7,114

Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,330	8,109
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	10,000	11,073
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	22,410	24,815
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	13,278
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	25,058
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	32,324
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,436
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	5,906
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	10,000	10,200
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	25,060
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,746
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,609
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,400	1,714
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	7,371
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	4,000	4,294
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,544
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	10,886
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	5,889
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,695
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,555
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/27	1,475	1,737
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/28	2,000	2,344
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/29	2,365	2,767
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/32	3,000	3,483
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,800
Metropolitan Water District of Southern
California Revenue PUT	2.000%	10/1/16	6,000	6,123
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,665
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,584
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	15,335
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,517
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/15 (2)(Prere.)	14,775	15,192
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	5,430
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,831
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,156
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,369
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,539
Orange County CA Sanitation District COP	5.000%	2/1/17 (Prere.)	2,500	2,727
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	8,296
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	5,157
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	9,290	9,306
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	11,635
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	14,034
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	13,011

Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	7,431
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	4,738
Paramount CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	0.000%	8/1/26 (14)	5,000	3,319
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,665
Poway CA Unified School District GO	0.000%	8/1/29	5,000	3,062
Rancho Santiago CA Community College
District GO	5.000%	9/1/25	6,690	8,352
Rancho Santiago CA Community College
District GO	5.000%	9/1/26	16,145	19,929
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,803
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,899
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	5,261
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,800
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/27	4,980	6,248
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	7,805	9,683
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/25	8,790	5,859
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/26	3,375	2,156
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/27	5,480	3,303
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/28	9,395	5,313
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/29	11,075	5,976
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,691
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,735	5,353
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	105	122
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	125	148
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/26	125	148
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	110	130
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/18 (14)	2,000	2,133
Sacramento CA Municipal Utility District
Revenue VRDO	0.010%	2/6/15 LOC	3,500	3,500
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/24	720	837
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/26	1,200	1,394
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,960
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,696
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	6,262
Sacramento County CA GO	5.000%	2/1/15	9,190	9,191
Sacramento County CA GO	5.000%	2/1/17	4,650	4,973
Sacramento County CA GO	5.250%	2/1/18	6,140	6,851
Sacramento County CA GO	5.250%	2/1/19	4,940	5,585
Sacramento County CA GO	5.500%	2/1/20	4,700	5,475

Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30	2,000	2,449
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/31	3,000	3,657
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	1,960	2,297
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	1,180	1,376
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	1,320	1,535
San Bernardino CA City Unified School District
GO	5.000%	8/1/32 (4)	1,400	1,620
San Bernardino CA Community College District
GO	5.000%	8/1/24	12,065	15,031
San Bernardino CA Community College District
GO	5.000%	8/1/25	13,965	17,216
San Bernardino CA Community College District
GO	5.000%	8/1/26	14,080	17,147
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/17	2,500	2,747
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/18	8,995	10,161
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	9,843
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,732
San Diego CA Community College District GO	5.000%	8/1/27	3,865	4,680
San Diego CA Community College District GO	5.000%	8/1/27	8,350	10,111
San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,943
San Diego CA Community College District GO	5.000%	8/1/28	8,820	10,660
San Diego CA Community College District GO	5.000%	8/1/29	4,315	5,204
San Diego CA Community College District GO	5.000%	8/1/30	5,000	6,033
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	20,936
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,886
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	10,000	11,944
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	2,000	2,311
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	22,853
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	10,324
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,919
1 San Francisco CA City & County GO	5.000%	6/15/27	20,000	24,619
1 San Francisco CA City & County GO	4.000%	6/15/28	25,000	28,073
1 San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,690
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,918
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	9,135	10,786
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	6,479
San Francisco CA City & County International
Airport Revenue	5.500%	5/1/26	3,370	3,988
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	10,000	11,773
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	14,000	16,278

San Francisco CA City & County Unified School
District GO	4.000%	6/15/31	13,670	14,680
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	3,950	4,226
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	10,353
San Jose CA Airport Revenue	5.000%	3/1/27	2,255	2,724
San Jose CA Airport Revenue	5.000%	3/1/27	3,500	4,228
San Jose CA Airport Revenue	5.000%	3/1/28	2,185	2,623
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	20,000	21,944
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23 (2)	24,900	27,088
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	29,885	32,168
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/27	2,400	2,682
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/28	1,175	1,319
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	25,385	28,341
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/29	1,510	1,855
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	2,745	3,361
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	3,445	4,218
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,010	3,668
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,840	4,679
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/32	3,095	3,760
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,457
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/28	2,500	3,043
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/29	1,675	2,032
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	1,000	1,114
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,262
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26	3,385	4,200
San Ramon Valley CA Unified School District
GO	5.000%	8/1/27	1,080	1,330
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	2,030
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,246
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	15,883

Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project) VRDO	0.020%	2/6/15	10,000	10,000
1 Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/25	750	972
1 Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/26	700	897
1 Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/28	1,000	1,261
1 Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/29	1,000	1,250
1 Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/30	1,000	1,242
1 Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/31	1,000	1,237
1 Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32	1,500	1,849
1 Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/33	1,500	1,841
1 Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/34	3,905	4,773
1 Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/35	2,650	3,228
1 Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/36	1,750	2,128
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	7,571
Santa Monica CA Community College District
GO	5.000%	8/1/24	4,210	5,294
Santa Monica CA Community College District
GO	5.000%	8/1/25	5,000	6,221
Santa Monica CA Community College District
GO	5.000%	8/1/26	8,650	10,640
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	4,652
Santa Monica CA Community College District
GO	5.000%	8/1/27	5,145	6,281
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	4,765
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	8,161
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	7,501
Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	12,084
Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	11,950
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,913
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,962
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	9,000	10,657
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/27	375	459
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,966

2 Sweetwater CA Unified School District GO TOB
VRDO	0.040%	2/6/15 (13)	2,845	2,845
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	3,000	3,194
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/35	2,000	2,108
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,459
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	15,083
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	15,335
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	10,539
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,553
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,814
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,987
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,589
University of California Revenue	5.000%	5/15/21	10,625	10,880
University of California Revenue	5.000%	5/15/23	1,500	1,821
University of California Revenue	5.500%	5/15/24	14,675	17,558
University of California Revenue	5.000%	5/15/26	12,915	15,493
University of California Revenue	5.000%	5/15/27	5,000	5,959
University of California Revenue	5.000%	5/15/28	25,995	31,773
University of California Revenue	5.000%	5/15/30	2,830	3,354
University of California Revenue	5.000%	5/15/32	21,800	26,147
University of California Revenue	5.000%	5/15/33	31,200	37,291
University of California Revenue	5.000%	5/15/34	38,420	45,762
University of California Revenue PUT	5.000%	5/15/23	127,165	159,961
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	5,036
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	6,340
Ventura County CA Community College District
GO	5.000%	8/1/24	1,070	1,364
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	6,063
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	6,181
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	5,812
Ventura County CA Community College District
GO	5.000%	8/1/27	1,000	1,235
Ventura County CA Community College District
GO	5.000%	8/1/28	1,000	1,226
Ventura County CA Community College District
GO	5.000%	8/1/29	1,000	1,219
Ventura County CA Public Financing Authority
COP	5.625%	8/15/27	1,000	1,197
Ventura County CA Public Financing Authority
COP	5.750%	8/15/28	1,750	2,104
Ventura County CA Public Financing Authority
COP	5.750%	8/15/29	1,750	2,074
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,964
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,888
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,343
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	6,117
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,686
West Contra Costa CA Unified School District
GO	0.000%	8/1/17 (12)	1,565	1,523

West Contra Costa CA Unified School District
GO	0.000%	8/1/18 (12)	3,000	2,851
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	3,878
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	5,396
West Contra Costa CA Unified School District
GO	5.000%	8/1/27	2,405	2,912
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	5,230	3,304
West Contra Costa CA Unified School District
GO	5.000%	8/1/29	3,500	4,190
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (12)	5,000	2,623
West Contra Costa CA Unified School District
GO	5.000%	8/1/32 (4)	6,270	7,248
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	1,400
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,202
				5,090,669
Colorado (1.4%)
Aurora CO COP	5.000%	12/1/19	1,050	1,230
Aurora CO COP	5.000%	12/1/20	2,000	2,320
Aurora CO COP	5.000%	12/1/21	3,505	4,097
Aurora CO COP	5.000%	12/1/22	4,730	5,509
Aurora CO COP	5.000%	12/1/23	4,465	5,189
Aurora CO COP	5.000%	12/1/24	4,215	4,898
Aurora CO COP	5.000%	12/1/25	5,475	6,346
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/24	1,000	1,250
Broomfield CO City & County COP	5.000%	12/1/24	2,685	3,148
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,296
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,466
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,643
Castle Rock CO COP VRDO	0.040%	2/6/15 LOC	28,195	28,195
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/23	5,000	6,256
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	37,825	39,439
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,613
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	57,814
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	14,000	16,025
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	1/1/33	8,385	9,515
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.220%	2/2/15 (4)	5,300	5,300
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,240
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,366
Colorado Health Facilities Authority Revenue
(Poudre Valley Health Care Inc. & Medical
Center of the Rockies)	5.000%	3/1/25	4,900	4,914

Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	7,147
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	15,436
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	24,279
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,878
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,852
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,299
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	18,290
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,971
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,618
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,702
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	6,005
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	17,244
Denver CO City & County COP VRDO	0.030%	2/2/15	9,300	9,300
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/17 (14)	24,490	23,487
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	7,850	8,869
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	6,355	7,180
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	13,802
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21 (14)	27,500	23,955
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/22 (14)	11,315	9,606
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	15,435	12,438
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	15,296
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,500	1,725
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,500	2,878
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	6,126
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	7,178
University of Colorado Enterprise System
Revenue	5.000%	6/1/15 (Prere.)	6,515	6,621
University of Colorado Enterprise System
Revenue	5.000%	6/1/15 (14)	90	91
University of Colorado Enterprise System
Revenue	5.000%	6/1/17 (14)	5,785	6,393
University of Colorado Enterprise System
Revenue	5.500%	6/1/19 (Prere.)	2,000	2,393
University of Colorado Enterprise System
Revenue	5.500%	6/1/19 (Prere.)	2,750	3,291
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,500	1,867
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,250	1,510

University of Colorado Enterprise System
Revenue	5.000%	6/1/27	2,085	2,505
University of Colorado Enterprise System
Revenue	4.000%	6/1/28	5,600	6,320
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,000	2,461
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,480	2,966
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,250	2,749
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,445	2,910
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	2,720	3,223
University of Colorado Enterprise System
Revenue	5.000%	6/1/31	1,850	2,187
University of Colorado Enterprise System
Revenue	5.000%	6/1/32	1,950	2,296
University of Colorado Enterprise System
Revenue	5.000%	6/1/33	3,155	3,704
University of Colorado Hospital Authority
Revenue	5.000%	11/15/27	6,000	7,089
University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	11,776
				569,982
Connecticut (1.7%)
Connecticut GO	5.000%	4/15/15	2,325	2,349
Connecticut GO	5.000%	4/15/15	16,155	16,319
Connecticut GO	5.000%	5/1/15	1,865	1,888
3 Connecticut GO	0.520%	5/15/15	5,000	5,005
Connecticut GO	5.000%	11/1/15	5,000	5,183
Connecticut GO	5.000%	12/15/15	14,345	14,955
Connecticut GO	5.000%	4/15/16	13,725	14,515
3 Connecticut GO	0.670%	5/15/16	5,000	5,028
3 Connecticut GO	0.670%	5/15/16	8,400	8,448
3 Connecticut GO	0.790%	5/15/17	5,000	5,051
Connecticut GO	5.000%	11/1/17	7,750	8,649
3 Connecticut GO	0.940%	5/15/18	14,000	14,221
Connecticut GO	5.000%	12/15/18	11,000	11,959
3 Connecticut GO	1.270%	4/15/20	17,000	17,419
Connecticut GO	5.000%	11/1/20	4,970	5,986
3 Connecticut GO	0.770%	3/1/21	4,305	4,317
Connecticut GO	5.000%	11/1/21	5,000	6,114
Connecticut GO	5.000%	4/15/22	6,005	7,363
Connecticut GO	5.000%	5/15/22	11,310	13,686
Connecticut GO	5.000%	6/1/22	8,010	9,843
Connecticut GO	5.000%	6/15/22	9,355	11,504
Connecticut GO	5.000%	9/1/22	15,000	18,513
Connecticut GO	5.000%	9/15/22	6,830	8,435
Connecticut GO	5.000%	11/15/22	5,000	6,192
Connecticut GO	5.000%	11/15/22	17,120	21,202
Connecticut GO	5.000%	6/15/23	5,890	7,350
Connecticut GO	5.000%	11/1/23	10,000	12,194
Connecticut GO	5.000%	11/15/23	7,715	9,703
Connecticut GO	5.000%	11/15/23	14,275	17,954
Connecticut GO	5.000%	6/1/24	14,410	17,568
Connecticut GO	5.000%	9/1/24	20,000	25,403

Connecticut GO	5.000%	10/15/24	10,805	13,256
Connecticut GO	5.000%	11/15/24	6,985	8,901
Connecticut GO	5.000%	11/15/24	10,025	12,775
Connecticut GO	5.000%	3/1/25	19,440	23,815
Connecticut GO	5.000%	9/1/25	19,395	24,409
Connecticut GO	5.000%	11/15/25	3,250	4,178
Connecticut GO	5.000%	9/1/26	13,170	16,401
Connecticut GO	5.000%	11/1/26	9,250	11,190
Connecticut GO	5.000%	3/1/30	8,900	10,747
Connecticut GO	5.000%	3/1/31	10,500	12,622
Connecticut GO	4.000%	9/1/31	14,100	15,514
Connecticut GO	5.000%	4/15/32	4,000	4,737
Connecticut GO	5.000%	8/15/32	20,000	23,739
Connecticut GO	4.000%	9/1/32	18,455	20,208
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,449
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,961
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	10,003
2 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.030%	2/2/15	9,875	9,875
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.030%	2/2/15	1,800	1,800
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/17	7,090	7,939
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/22	5,000	6,211
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/23	12,085	13,779
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	12,388
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	19,445	23,745
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	14,230
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/26	8,225	9,970
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/27	15,000	18,098
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/31	10,000	12,167
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/32	6,000	7,272
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/34	3,745	4,503
Hartford CT GO	5.000%	4/1/28	2,055	2,431
Hartford CT GO	5.000%	4/1/30	2,000	2,354
				714,983
Delaware (0.1%)
Delaware GO	5.000%	7/1/16	3,215	3,431
Delaware GO	5.000%	10/1/16	19,895	21,447
Delaware GO	5.000%	8/1/24	6,040	7,632
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/29	10,000	11,521

University of Delaware Revenue	5.000%	11/1/22	1,000	1,173
				45,204
District of Columbia (0.4%)
District of Columbia GO	5.000%	6/1/19 (4)	5,325	5,970
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,260
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,625
District of Columbia GO	5.000%	6/1/32	6,000	7,264
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,500	4,387
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	6,193
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21 (2)	5,610	6,074
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22 (2)	5,800	6,264
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23 (2)	6,600	7,128
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/24 (2)	6,190	6,686
District of Columbia Revenue (Georgetown
University) PUT	4.700%	4/1/18	23,500	25,985
District of Columbia Revenue (Georgetown
University) VRDO	0.020%	2/6/15 LOC	20,280	20,280
District of Columbia Revenue (Washington
Drama Society) VRDO	0.020%	2/6/15 LOC	11,940	11,940
District of Columbia Revenue (World Wildlife
Fund Inc.) VRDO	0.020%	2/6/15 LOC	18,600	18,600
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	9,595	11,340
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	5,115	6,045
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,890
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	7,695	9,065
				183,996
Florida (6.2%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/25	1,000	1,209
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/26	1,250	1,501
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/27	1,300	1,556
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/34	22,000	25,743
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,986
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	6,052
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	1,100	1,322
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,618

Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	2,370	2,864
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,911
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,909
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	7,235
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	7,286
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	3,085
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,794
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	5,094
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,834
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	8,018
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	5,224
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	10,418
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,784
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	5,045
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,302
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,564
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,212
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,371
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,214
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,753
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,809
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,662
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	9,117
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,587
Broward County FL GO	5.000%	1/1/20	9,185	10,954
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	6,367
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	14,104
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/23	2,000	2,279
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	70,000	71,144
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,000	16,974
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	10,000	10,609
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	23,000	25,383
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/16	50,000	53,044
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	22,174

Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	21,100	24,915
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	8,688
Florida Board of Education Capital Outlay GO	5.000%	6/1/22	7,050	8,768
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	5,410	5,573
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	12,545	12,924
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	11,590	11,940
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	11,235	11,574
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	5,305	5,468
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,566
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,210
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	16,366
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	15,236
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	13,000
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	15,975
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	15,070
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	15,823
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	17,571
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	5,631
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,105	4,173
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,205	4,274
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	3,416
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/20	26,350	27,011
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	3,500	3,903
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	6,614
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,040	3,781
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,125	2,498
1 Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	8,000	10,090
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	9,353
1 Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	19,840	25,306
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/30	15,000	17,883
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,925
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (Prere.)	10,000	10,303
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (Prere.)	10,045	10,349
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17	8,175	9,036
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	5,855	6,695
Florida Department of Environmental Protection

& Preservation Revenue	5.000%	7/1/24	9,025	9,984

Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	10,025	11,403
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,401
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	9,475	10,481
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	10,525	11,930
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26 (14)	10,045	11,097
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	9,950	10,974
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	11,055	12,531
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,445	5,978
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	11,605	13,112
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/28	10,970	11,997
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,306
Florida Department of Transportation GO	5.000%	7/1/22	6,055	7,129
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.000%	4/1/32	1,000	1,109
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16 (ETM)	50,000	53,304
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	11,811
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	14,185
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,576
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,476
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,683
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,372
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,570
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,275
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,523
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	2,827
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,346
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,273
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,314
Fort Myers FL Improvement Revenue	5.000%	12/1/16 (Prere.)	6,330	6,863
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	1,010	1,093
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/25	1,690	1,971
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	851
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	130
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	150
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	270

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	197
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,000	1,037
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,000	1,037
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,000	1,037
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	500	519
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	875	908
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	135	140
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	740	768
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,310	1,359
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,700	1,764
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,353
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,444
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,287
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	8,223
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,537
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,515
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,366
Hillsborough County FL Assessment Revenue	5.000%	3/1/22 (14)	6,260	6,446
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,578
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,044

Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,859
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.500%	8/15/17 (ETM)	3,650	3,921
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,300	14,442
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	12,500	14,572
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,000	3,465
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	3,500	3,998
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	12,000	14,055
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	14,000	16,326
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	15,070	17,529
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	18,992
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,969
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,500	2,916
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	600	737
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	750	918
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24	7,025	8,537
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/25	2,000	2,410
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	4,490	5,322
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	3,900	4,481
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,075	2,388
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.010%	2/2/15	2,350	2,350
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.030%	2/6/15	11,445	11,445
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20 (14)	5,000	5,041
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	2,000	2,433
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	6,160	7,201
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/30	3,000	3,279
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	17,495	20,386
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	6,122
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,427

Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,736
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	14,698
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	18,510
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,476
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,543
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	9,451
Jacksonville FL Special Revenue	5.000%	10/1/28	6,385	7,724
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	9,353
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,781
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	2,047
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,683
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	2,085
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,144
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,085
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,785
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	2,071
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,539
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	500	548
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,117
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,353
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,692
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,954
Lee County FL School Board COP	5.000%	8/1/23	1,130	1,387
Lee County FL School Board COP	5.000%	8/1/24	2,310	2,853
Lee County FL School Board COP	5.000%	8/1/27	5,000	6,049
Lee County FL School Board COP	5.000%	8/1/28	4,000	4,821
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/26 (4)	1,000	1,219
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/28 (4)	3,055	3,669
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/30 (4)	3,300	3,945
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/32 (4)	1,820	2,160
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/33 (4)	1,000	1,184
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/34 (4)	1,000	1,180
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/35 (4)	1,000	1,179
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	7,197
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,557
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,628
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,630
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,850
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,909
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,975
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,404
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	1,250	1,458
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	4,017
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,539
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,525	2,960

Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,510
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,150
2 Miami-County FL Transit Sales Surtax Revenue
TOB VRDO	0.060%	2/6/15	7,600	7,600
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23 (12)	1,800	2,043
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,706
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	3,055
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	2,750	3,375
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	5,000	5,959
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	6,500	7,556
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,578
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	7,200	8,368
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	5,500	6,241
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	2,055	2,447
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,213
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,684
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/23	4,000	4,907
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	4,250	5,243
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	3,750	4,584
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26	3,250	3,948
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	2,250	2,715
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/31	2,000	2,358
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/32	2,550	2,993
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/33	5,000	5,855
Miami-Dade County FL School Board COP	5.000%	5/1/16 (ETM)	9,335	9,886
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,575
Miami-Dade County FL School Board COP	5.000%	11/1/16 (2)(Prere.)	3,280	3,541
Miami-Dade County FL School Board COP	5.000%	11/1/16 (2)(Prere.)	2,655	2,866
Miami-Dade County FL School Board COP	5.000%	11/1/16 (2)(Prere.)	2,500	2,699
Miami-Dade County FL School Board COP	5.000%	11/1/16 (2)(Prere.)	5,025	5,424
Miami-Dade County FL School Board COP	5.000%	11/1/16 (2)(Prere.)	3,500	3,778
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	5,685	6,224
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,964
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	28,355
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	31,074

Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	15,933
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	14,486
Miami-Dade County FL School Board COP	5.000%	11/1/26	7,935	9,590
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,954
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	17,388
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,000	11,847
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,800
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	10,547
[2,3] Miami-Dade County FL School Board COP TOB
PUT	0.400%	2/9/15 (2)LOC	15,760	15,760
[2,3] Miami-Dade County FL School Board COP TOB
PUT	0.400%	2/9/15 LOC	15,765	15,765
[2,3] Miami-Dade County FL School Board COP TOB
PUT	0.470%	3/12/15 (3)LOC	27,245	27,220
[2,3] Miami-Dade County FL School Board COP TOB
PUT	0.470%	5/1/31 LOC	12,690	12,690
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,791
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	3,162
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	2,000	2,409
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/25	2,750	3,280
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/26	11,340	13,420
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/27	2,500	2,938
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/28	8,840	10,346
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/29	5,000	2,821
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	10,000	11,681
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	12,000	13,981
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	4,000	4,660
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	2,155	1,110
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	13,500	15,678
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/32	2,890	1,421
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	11,550	13,370
2 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.010%	2/2/15 LOC	5,729	5,729
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/27	4,000	4,718
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/28	2,060	2,431
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/30	8,000	9,406
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31	6,250	7,330
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/32	1,650	1,929
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	24,223

Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	8,193
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	3,560	4,160
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/28	1,440	1,608
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	9,337
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,543
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,236
Orange County FL School Board COP	4.500%	8/1/26	8,400	9,274
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,703
Orange County FL Tourist Development
Revenue	5.000%	10/1/17	5,955	6,626
Orange County FL Tourist Development
Revenue	5.000%	10/1/18 (14)	18,980	21,121
Orange County FL Tourist Development
Revenue	5.000%	10/1/20 (14)	15,345	16,989
Orange County FL Tourist Development
Revenue	5.000%	10/1/21 (14)	16,605	18,287
Orange County FL Tourist Development
Revenue	5.000%	10/1/27 (2)	12,630	13,020
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/27	7,780	9,088
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	3,500	4,044
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/31	23,030	27,128
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32	9,875	11,591
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	5,000	5,721
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	4,106
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	4,000	5,050
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	728
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	1,027
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	1,181
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,518
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	2,192
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/22	850	1,008
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/23	1,250	1,491
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/24	1,000	1,199
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	7,181
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,994
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,396

Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/17	6,000	6,691
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/18	6,000	6,892
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	15,000	17,544
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,838
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,684
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,306
Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,412
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	11,471
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,925
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/23	2,505	3,024
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/23	1,000	1,256
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/24	1,550	1,971
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,476
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,359
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	6,267
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,865
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,135
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,379
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	8,396
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	5,977
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,216
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,303
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	8,600
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/30	1,500	1,727
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,953
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/24	500	589
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/28	500	573
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/29	500	571
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.125%	7/1/34	1,135	1,291
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	7,092
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	5,459
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/27	4,250	5,077
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/28	4,450	5,291

Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.250%	12/1/20	9,710	9,753
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	14,064
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,760
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,456
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,666
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/19	3,580	4,222
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/21	18,420	21,684
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/22	13,395	15,831
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	14,686	17,023
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,179
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,278
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,166
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,240
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,728
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,147
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (2)(Prere.)	2,020	2,081
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (2)(Prere.)	9,450	9,738
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (2)(Prere.)	11,355	11,701
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (2)(Prere.)	13,470	13,880
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (2)(Prere.)	5,000	5,152
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (2)(Prere.)	15,100	15,560
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (2)(Prere.)	5,000	5,152
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (2)(Prere.)	2,675	2,756
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/29	2,300	2,868
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,577
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,220
Volusia County FL School Board COP	5.000%	8/1/24	500	613
Volusia County FL School Board COP	5.000%	8/1/25	1,675	2,058
Volusia County FL School Board COP	5.000%	8/1/27	1,800	2,173
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,976
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,807
Volusia County FL School Board COP	5.000%	8/1/30	3,880	4,613
Volusia County FL School Board COP	5.000%	8/1/31	2,350	2,783
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,288
				2,599,370
Georgia (2.2%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,713
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	11,758

Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	1,600	2,004
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/28	3,000	3,596
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	3,000	3,580
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/30	5,000	5,959
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/31	5,000	5,937
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/32	5,500	6,506
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33	2,000	2,361
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/34	2,000	2,347
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,340
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,664
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,240
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,903
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,892
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,635
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	2,994
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,861
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,896
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	7,618
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,110
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	9,051
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21	1,000	1,229
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,685
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,483
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	19,990
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,392
3 Atlanta GA Water & Wastewater Revenue PUT	1.612%	11/1/18	21,685	22,254
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,750
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	0.294%	1/1/24 (4)	2,350	2,244
Carroll County GA School District GO	4.000%	4/1/15	1,300	1,308
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,165
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/34 (2)	1,000	1,192
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/37 (2)	7,500	8,687
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/22	1,675	1,994
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/23	1,975	2,340
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/24	1,000	1,179
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/27	6,880	7,970
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/17	1,250	1,391

DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,640
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,724
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,829
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,643
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,752
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	13,159
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	7,056
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,715
Georgia GO	5.000%	7/1/15	15,000	15,308
Georgia GO	5.000%	7/1/15	28,875	29,467
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	7,282
Georgia GO	5.000%	10/1/15	16,495	17,034
Georgia GO	5.000%	12/1/15	10,000	10,408
Georgia GO	5.000%	7/1/16	5,300	5,410
Georgia GO	5.000%	7/1/16	8,625	9,201
Georgia GO	5.000%	7/1/16	2,705	2,886
Georgia GO	5.000%	7/1/16	18,290	19,512
Georgia GO	5.000%	11/1/17	5,590	6,266
Georgia GO	5.000%	7/1/20	14,920	18,034
Georgia GO	5.000%	11/1/20	9,240	11,249
Georgia GO	5.000%	10/1/21	8,000	9,902
Georgia GO	5.000%	1/1/22	9,415	11,692
Georgia GO	4.000%	10/1/22	2,150	2,550
Georgia GO	5.000%	2/1/23	28,720	36,253
Georgia GO	5.000%	7/1/23	20,160	25,113
Georgia GO	5.000%	2/1/25	3,000	3,816
Georgia GO	5.000%	2/1/27	10,000	12,548
Georgia Municipal Electric Power Authority
Revenue	6.500%	1/1/17 (14)	2,445	2,608
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	12,000	14,583
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	4,000	4,894
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/25	1,300	1,579
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	21,603
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	27,720
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	18,089
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,990
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/15	7,915	8,111
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,295
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,550
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,650
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,431
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,380	6,412
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	2,340	2,515

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/19	30	34
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	27,519
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	6,765	7,733
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	43,136
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	10,720	12,354
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/28	70	87
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	6,168
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,363
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,669
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	17,683
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	17,223
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	13,739
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/16	3,480	3,642
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	51,440	59,973
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/16	6,580	6,887
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,600	9,082
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,901
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	19,826
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,842
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,775
				913,333
Guam (0.0%)
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,794

Hawaii (0.6%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	16,316
Hawaii GO	5.000%	7/1/15 (2)(Prere.)	45,035	45,954
Hawaii GO	5.000%	3/1/16 (Prere.)	4,515	4,748
Hawaii GO	5.000%	3/1/16 (Prere.)	1,485	1,562
Hawaii GO	5.000%	6/1/16	4,295	4,569
Hawaii GO	5.000%	11/1/16	8,275	8,949
Hawaii GO	5.000%	12/1/18	9,250	10,736
Hawaii GO	5.000%	12/1/20	4,480	5,431
Hawaii GO	5.000%	11/1/22	11,155	13,934
Hawaii GO	5.000%	12/1/22	10,000	12,414
Hawaii GO	5.000%	8/1/24	14,970	19,067
Hawaii GO	5.000%	8/1/24	8,970	11,425
Hawaii GO	5.000%	11/1/24	22,305	27,417
Hawaii GO	5.000%	8/1/25	2,500	3,161
Hawaii GO	5.000%	11/1/25	7,500	9,163
Hawaii GO	5.000%	8/1/29	8,500	10,473
Hawaii GO	5.000%	8/1/33	2,865	3,473

	Hawaii GO	5.000%	8/1/34	3,500	4,226
	Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,649
	Hawaii Highway Revenue	5.000%	1/1/33	2,065	2,500
	Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,764
2	Honolulu HI City & County Board Water Supply
	Water System Revenue TOB VRDO	0.020%	2/6/15 LOC	7,000	7,000
	Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,313
	Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	2,985
	Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,747
	Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,339
	Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,463
	Honolulu HI City & County GO	5.000%	8/1/28	5,000	5,914
	Honolulu HI City & County GO	5.000%	11/1/33	1,150	1,364
					255,056
Idaho (0.1%)
	Idaho Bond Bank Authority Revenue	5.250%	9/15/24	2,000	2,320
	Idaho Bond Bank Authority Revenue	5.250%	9/15/26	1,000	1,156
	Idaho Health Facilities Authority Revenue
	(Trinity Health Group)	6.125%	12/1/28	12,050	14,037
	Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,769
					23,282
Illinois (6.9%)
	Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,549
	Chicago IL Board of Education GO	5.000%	12/1/16 (4)	2,435	2,605
	Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,160
	Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,764
	Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,742
	Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	5,021
	Chicago IL Board of Education GO	5.000%	12/1/19	2,600	2,909
	Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,704
	Chicago IL Board of Education GO	5.000%	12/1/19 (12)	1,015	1,121
	Chicago IL Board of Education GO	6.000%	1/1/20 (14)	6,300	7,080
	Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,100	21,742
	Chicago IL Board of Education GO	5.000%	12/1/20	2,250	2,529
	Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,631
	Chicago IL Board of Education GO	5.000%	12/1/21 (2)	14,500	15,664
	Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,787
	Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	11,430
	Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,204
	Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	2,061
	Chicago IL Board of Education GO	5.250%	12/1/25	10,500	11,239
	Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	13,495
	Chicago IL Board of Education GO	0.000%	12/1/27 (14)	4,990	2,891
	Chicago IL Board of Education GO	0.000%	12/1/28 (14)	22,500	12,405
	Chicago IL Board of Education GO	0.000%	12/1/30 (14)	10,000	4,920
	Chicago IL Board of Education GO	0.000%	12/1/31 (14)	27,180	12,639
	Chicago IL Board of Education GO	0.000%	12/1/31 (14)	4,500	2,093
	Chicago IL Board of Education GO	5.000%	12/1/33	20,000	21,278
	Chicago IL Board of Education GO	5.000%	12/1/34	9,245	9,810
[2,3] Chicago IL Board of Education GO TOB PUT		0.570%	2/19/15 LOC	75,000	75,000
	Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,470
	Chicago IL GO	5.500%	1/1/17 (4)	18,430	19,882
	Chicago IL GO	5.000%	1/1/18 (4)	17,530	17,599
	Chicago IL GO	5.000%	1/1/21 (14)	5,490	5,922
	Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,823
	Chicago IL GO	0.000%	1/1/22	4,750	3,691

Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,354
Chicago IL GO	5.000%	1/1/27 (14)	8,200	8,766
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,338
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	41,013
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	3,026
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	4,143
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	7,138
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	11,597
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	11,563
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,700	7,730
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,531
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,419
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	1,000	1,172
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	1,000	1,163
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/30 (4)	1,000	1,161
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/31 (4)	1,095	1,266
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,000	4,471
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,614
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	9,971
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	24,842
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	20,418
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	17,029
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	20,345
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	3,000	3,545
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	1,250	1,489
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	7,410	8,724
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/25	1,500	1,806
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	4,000	4,682
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,193
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,560	4,137
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/27	2,435	2,903
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	3,000	3,468
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,687
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,000	3,447
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (14)	19,315	20,109
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,220	3,691
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,900	3,326
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	13,495	15,839
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	10,000	11,737
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,176
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,442
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,789
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	3,089
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/15	6,060	6,154
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,663
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/18 (2)	7,545	8,139
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.500%	6/1/18	7,435	8,405
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	4,900	5,515
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,585

Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,588
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/25 (12)	11,000	12,248
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/26 (12)	8,260	9,163
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	34,606
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	14,527
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	33,380
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	11,508
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	11,711
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,435	2,932
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,550	1,821
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,687
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,319
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	2,167
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,100	2,418
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	7,528
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	19,958
Chicago IL Water Revenue	5.000%	11/1/23	1,670	2,011
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,785
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,368
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,352
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,803
Chicago IL Water Revenue	5.000%	11/1/30	3,590	4,107
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,423
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,412
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,000	1,215
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,000	1,188
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,345
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,000	2,319
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	7,580	8,015
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,237
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,411
Cook County IL Community College District GO	5.250%	12/1/26	2,000	2,422
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,403
Cook County IL Community College District GO	5.250%	12/1/28	2,000	2,385
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,214
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,179
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,907
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,603
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	3,030
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,704
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,596
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,845
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,746
Cook County IL GO	5.000%	11/15/18	8,000	9,084
Cook County IL GO	5.000%	11/15/20	7,500	8,700
Cook County IL GO	5.000%	11/15/21	5,410	6,238
Cook County IL GO	5.250%	11/15/28	35,500	40,720
Cook County IL High School District No. 205
(Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,097

Cook County IL High School District No. 205
(Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,254
Du Page & Cook Counties IL Community
Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,250
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/24	1,750	2,161
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/25	1,820	2,233
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/26	2,290	2,790
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/27	2,000	2,423
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/23	2,315	2,684
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/25	2,720	3,142
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/26	3,060	3,535
Grundy & Will Counties IL Community Unified
School District GO	5.875%	8/1/28	6,520	7,502
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.050%	2/6/15 LOC	8,800	8,800
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.050%	2/6/15 LOC	15,000	15,000
Illinois Educational Facilities Authority Revenue
(Field Museum of Natural History) VRDO	0.030%	2/6/15 LOC	9,100	9,100
Illinois Finance Authority Revenue (Advocate
Health Care Network)	6.125%	11/1/18 (Prere.)	3,000	3,580
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,728
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/20	2,000	2,309
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/21	6,535	7,517
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/22	10,000	11,494
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/23	1,000	1,236
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/24	1,200	1,491
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/28	3,885	4,695
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/29	5,000	6,014
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	6,595	7,761
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/30	3,000	3,453
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	11,594
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/27	15,000	16,564
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/28	1,290	1,445

Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/32	7,575	8,231
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/34	5,000	5,520
Illinois Finance Authority Revenue (Central
DuPage Health)	5.000%	11/1/27	18,725	21,517
Illinois Finance Authority Revenue (Central
DuPage Health)	5.125%	11/1/29	15,000	17,321
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.500%	8/15/28	21,760	24,186
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/23	1,000	1,030
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.750%	5/15/33	8,225	8,492
Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.020%	2/6/15 LOC	17,000	17,000
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/25	8,750	10,139
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/26	3,595	4,141
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/27	1,495	1,711
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/28	1,570	1,783
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/29	1,650	1,866
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/30	1,730	1,951
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/31	1,815	2,042
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/32	1,905	2,135
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	14,369
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.250%	7/1/28	8,500	9,335
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,678
2 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.030%	2/2/15	1,605	1,605
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,000	2,376
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	3,750	4,376
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.500%	5/15/24	5,000	5,487
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	12,092
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	24,070	27,659
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/1/18 (Prere.)	5,000	5,759
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.750%	11/1/18 (Prere.)	3,000	3,538
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	5/1/19 (Prere.)	7,000	8,572

1 Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/25	2,870	3,529
1 Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/26	4,000	4,861
1 Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/27	4,000	4,814
1 Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/28	4,000	4,790
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	8,000	8,880
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	8,000
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	13,572
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,797
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	10,000	11,721
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,478
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,419
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	5,265	6,579
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,807
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	6,196
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,547
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	4,131
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	15,000	18,278
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	4,400	5,146
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	12,250	14,842
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	4,250	4,950
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	5,250	6,093
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	15,000	18,046
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	5,300	6,141
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	15,000	17,975
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	1,050	1,214
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	28,975	34,503
Illinois GO	2.000%	5/1/15	6,000	6,024
Illinois GO	5.000%	1/1/16	2,010	2,090
Illinois GO	5.000%	1/1/16	7,500	7,799
Illinois GO	5.000%	8/1/16	40,000	42,480
Illinois GO	5.000%	1/1/17	22,985	24,674

Illinois GO	5.000%	3/1/17	1,550	1,672
Illinois GO	5.000%	8/1/17	8,760	9,562
Illinois GO	5.000%	1/1/20 (4)	8,635	9,860
Illinois GO	5.000%	8/1/20	12,000	13,766
Illinois GO	5.000%	1/1/21 (4)	21,470	24,290
Illinois GO	5.250%	1/1/21	7,525	8,711
Illinois GO	5.000%	7/1/21	7,000	8,043
Illinois GO	5.000%	8/1/21	25,000	28,745
Illinois GO	5.000%	1/1/22	2,740	3,032
Illinois GO	5.000%	2/1/22	5,000	5,736
Illinois GO	5.000%	7/1/22	7,000	8,056
Illinois GO	5.000%	8/1/22 (4)	11,720	13,758
Illinois GO	5.000%	2/1/23	7,000	8,071
Illinois GO	5.000%	5/1/23	11,695	13,508
Illinois GO	5.000%	7/1/23	6,000	6,938
Illinois GO	5.000%	8/1/23	17,000	19,667
Illinois GO	5.000%	2/1/24	5,700	6,595
Illinois GO	5.500%	7/1/24	19,000	22,464
Illinois GO	5.000%	8/1/24	11,335	12,818
Illinois GO	5.000%	11/1/24 (2)	5,000	5,019
Illinois GO	5.000%	2/1/26	10,150	11,573
Illinois GO	5.000%	4/1/26 (4)	16,175	18,331
Illinois GO	5.000%	4/1/26 (2)	12,600	12,680
Illinois GO	5.000%	6/1/26	5,100	5,357
Illinois GO	5.000%	6/1/26	120	120
Illinois GO	5.500%	7/1/26	7,000	8,166
Illinois GO	5.000%	2/1/27	15,500	17,543
Illinois GO	5.500%	7/1/27	8,000	9,269
Illinois GO	5.000%	4/1/28 (4)	4,515	5,054
Illinois GO	5.250%	2/1/29	8,750	9,888
Illinois GO	5.250%	2/1/30	13,000	14,648
Illinois GO	5.250%	2/1/31	9,000	10,111
Illinois GO	5.250%	7/1/31	6,000	6,700
Illinois GO	5.000%	9/1/31	6,500	6,873
Illinois GO	5.000%	5/1/32	7,000	7,713
Illinois GO	5.000%	5/1/33	8,200	9,001
Illinois GO	5.500%	7/1/33 (4)	3,300	3,856
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	6,513
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,000	6,511
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	15,158
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,840
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	13,657
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	11,295
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,576
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	7,002
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,520
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	11,658
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	18,109
Illinois Sales Tax Revenue	5.000%	6/15/22	22,720	27,766
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,341
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (Prere.)	23,000	23,466
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	5,700	6,077
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	5,000	5,330
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	20,000	21,322

Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	5,004
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,700	15,711
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,494
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,482
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,870
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	4,128
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,417
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	9,410
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	7,267
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,656
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	10,551
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	1,650	1,932
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	10,523
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	13,097
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,921
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	13,749
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,850	4,481
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/16	15,000	15,969
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/16	2,650	2,827
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/16	5,490	5,959
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	7,500	8,131
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/19	14,350	14,612
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19 (14)	5,000	4,692
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20 (14)	5,000	4,615
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22 (14)	5,690	4,978
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	4,228
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,819
McHenry County IL Conservation District GO	5.000%	2/1/22	3,000	3,679
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	12,949
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	11,139
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	38,440	35,289
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,024
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	25,248
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	16,307
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	17,550
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	20,960
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	7,262

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	4,117
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	17,013
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	12,470	14,652
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	40,685	47,293
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/15 (12)	2,800	2,785
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/16 (12)	2,900	2,835
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,585
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,552
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,622
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	37,000	44,266
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,976
Southwestern IL Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	11,376
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,915
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,299
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,192
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,468
University of Illinois Auxiliary Facilities System
Revenue	0.000%	4/1/16 (14)	15,270	15,115
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	4,022
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	6,989
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/29	2,075	2,455
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/30	2,000	2,357
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,790
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/31	2,420	2,841
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/33	2,000	2,329
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/34	2,000	2,320
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/23	1,715	2,068
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/24	7,950	9,516
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/25	3,405	4,054
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/28	8,800	10,316

Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	4,500	5,251
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	1,250	604
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/24	7,980	6,123
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/25	4,065	2,964
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/26	3,645	2,515
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/27	2,000	1,303
				2,901,280
Indiana (1.0%)
2 Crown Point IN Multi-School Building Corp.
Mortgage Revenue TOB VRDO	0.010%	2/2/15 LOC	1,000	1,000
Decatur Township IN Multi-School Buildings
Corp. Revenue	5.000%	7/15/21 (4)	5,695	6,171
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	3,004
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/21	145	173
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	0.300%	3/2/15	13,500	13,494
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/15 (ETM)	3,865	3,944
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/17 (ETM)	3,315	3,660
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/18 (ETM)	4,085	4,657
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,711
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,950
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/23	3,570	4,035
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/24	10,855	12,304
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/25	13,895	15,810
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/26	14,425	16,413
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,803
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	29,010	31,134
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	1,295	1,558
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/24	2,500	3,001

Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/25	2,500	2,967
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/26	2,500	2,930
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/27	2,500	2,914
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/24	1,400	1,751
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,270
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,225
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	3,164
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,209
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/29	3,000	3,467
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,350
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/21	1,225	1,428
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22	1,000	1,176
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/24	2,000	2,306
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	1,000	1,146
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/30	3,250	3,669
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.020%	2/6/15	1,500	1,500
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	9,150	10,880
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/28	6,295	7,338
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,860
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,413
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,861
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,880
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/24	2,000	2,094
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	14,000	14,643
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/26	18,475	19,304

2 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.030%	2/2/15	1,140	1,140
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	9,000	9,165
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,368
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,324
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,960
Indiana University Student Fee Revenue	5.000%	8/1/15	1,000	1,025
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,677
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,526
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,947
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,321
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,653
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,474
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,206
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,190
Indiana University Student Fee Revenue	5.000%	6/1/30	2,000	2,355
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,844
Indiana University Student Fee Revenue	5.000%	6/1/31	1,500	1,762
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	4,169
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	18,434
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,454
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,818
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,000	5,732
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	10,002
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	8,110
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/22	1,425	1,617
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/23	1,895	2,147
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/25	2,085	2,366
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/26	1,985	2,252
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	11,406
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	5,011
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	4,125
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,856
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	5,164
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/25	4,330	5,201

Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/26	4,835	5,759
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,478
				426,605
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/29	2,000	2,286
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/31	2,000	2,289
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	15,266
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	6,291
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	6,900	7,391
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	51,500	54,784
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	7,035
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	7,372
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/21	1,150	1,366
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/22	2,100	2,513
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/27	4,000	4,705
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,152
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,273
				126,723
Kansas (0.4%)
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	380	427
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,936
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,711
3 Kansas Department of Transportation Highway
Revenue	0.320%	9/1/15	6,750	6,758
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	10,000	12,802
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	13,300	16,902
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	14,000	17,670
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/28	11,400	14,317
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/29	15,525	19,446
Kansas Department of Transportation Highway
Revenue VRDO	0.010%	2/6/15	9,700	9,700
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,140
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,099

Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,000	2,182
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/22	1,500	1,667
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	2,800	3,105
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/29	6,000	6,570
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	12,363
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	7,867
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	8,448
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	7,500	8,748
Leavenworth County KS Unified School District
GO	4.500%	3/1/18 (12)	1,030	1,144
Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,138
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	690
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,276
Leavenworth County KS Unified School District
GO	4.750%	3/1/21 (12)	1,165	1,338
Leavenworth County KS Unified School District
GO	4.750%	9/1/21 (12)	1,265	1,453
Leavenworth County KS Unified School District
GO	5.000%	3/1/22 (12)	1,060	1,235
Leavenworth County KS Unified School District
GO	5.000%	9/1/22 (12)	1,360	1,585
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/18	1,000	1,072
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/19	1,500	1,607
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/20	1,500	1,606
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/21	1,500	1,605
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/24	5,055	5,396
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/26	4,300	4,575
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16 (ETM)	1,000	1,083
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	906

Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,500	1,825
				188,392
Kentucky (0.7%)
3 Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project) PUT	1.770%	2/1/17	11,415	11,465
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,759
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	16,547
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	8,208
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	8,405
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/18	1,840	2,007
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,634
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	2,985	3,339
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,236
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	1,500	1,551
1 Kentucky Property & Building Commission
Revenue	5.000%	8/1/17	1,600	1,769
Kentucky Property & Building Commission
Revenue	5.000%	10/1/17	1,170	1,301
Kentucky Property & Building Commission
Revenue	5.000%	11/1/17	8,570	9,572
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	8,179
Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	5,866
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	5,255
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	4,500	5,154
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	35,000	41,591
Kentucky Property & Building Commission
Revenue	5.250%	2/1/23 (12)	6,215	7,223
1 Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	10,000	12,328
Kentucky Property & Building Commission
Revenue	5.000%	11/1/23 (4)	5,120	5,821
1 Kentucky Property & Building Commission
Revenue	5.000%	8/1/24	10,000	12,451
Kentucky Property & Building Commission
Revenue	5.000%	11/1/24 (4)	5,000	5,685
Kentucky Property & Building Commission
Revenue	5.250%	2/1/25 (12)	4,995	5,782

1 Kentucky Property & Building Commission
Revenue	5.000%	8/1/25	18,790	23,503
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/20	1,700	1,440
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/23	1,720	1,268
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/22	1,000	1,237
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/23	9,890	11,197
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	1,450	1,835
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	7,065	7,989
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	7,000	7,905
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/29	3,905	4,695
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/31	5,210	6,220
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	14,500	14,705
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/25	8,900	10,367
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	14,775	16,906
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/31	9,000	10,253
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/20	1,180	1,362
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	4,000	4,651
				314,661
Louisiana (1.2%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,207
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,198
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,194
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,572
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	0.010%	2/2/15	5,900	5,900

East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/23 (12)	5,165	6,003
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,281
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/17	1,000	1,090
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	1,000	1,124
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,188
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/20	1,000	1,144
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/21	1,000	1,138
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/18 (2)	14,470	15,344
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (2)	20,000	21,154
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	13,660	14,428
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23 (2)	10,000	10,550
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/15 (Prere.)	6,200	6,280
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	25,118
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	12,108
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	7,123
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,807
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	8,506
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.669%	5/1/18	31,500	31,692
Louisiana GO	5.000%	8/1/15 (14)	2,500	2,562
Louisiana GO	5.000%	5/1/16 (Prere.)	25,210	26,709
Louisiana GO	5.000%	5/1/16 (Prere.)	9,765	10,346
Louisiana GO	5.000%	5/1/16 (Prere.)	26,665	28,250
Louisiana GO	5.000%	11/15/17	10,000	11,227
Louisiana GO	5.000%	11/15/17	17,040	19,131
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/29	1,525	1,808
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/31	3,140	3,692
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/33	3,500	4,136
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/34	2,550	3,000
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,269
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,852

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,330
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	2,010
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,192
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,647
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/30	15,905	18,840
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/17	5,300	5,801
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	5,193
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/29	4,000	4,664
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/30	4,930	5,741
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/31	2,485	2,889
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,102
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,633
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	16,038
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	2,125	2,588
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/25	5,445	6,583
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/26	5,000	6,003
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/27	3,770	4,488
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	3,650	4,324
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,796
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,192
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,268
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,700
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	1,928
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,646
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,090
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,445
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,712
New Orleans LA GO	5.000%	12/1/23	2,250	2,597
New Orleans LA GO	5.000%	12/1/24	2,500	2,894
New Orleans LA GO	5.000%	12/1/25	2,500	2,876
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,386
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,607
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,647

New Orleans LA GO	5.125%	12/1/33 (17)	10,000	10,659
New Orleans LA Water Revenue	5.000%	12/1/23	1,000	1,216
New Orleans LA Water Revenue	5.000%	12/1/24	550	671
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,414
New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,174
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	3,002
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	18,135	19,932
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/31	10,000	11,199
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/32	12,365	14,014
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/33	5,000	5,643
				519,905
Maine (0.1%)
Maine GO	5.000%	6/1/16	3,770	4,011
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.020%	2/6/15 LOC	7,210	7,210
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,523
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,506
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,755
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,152
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,145
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,135
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,832
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,131
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,934
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,338
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,406
				30,078
Maryland (1.7%)
Baltimore County MD GO	5.000%	8/1/21	2,600	3,208
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/21	5,800	7,157
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,908
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,505
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	2,092
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,275
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,875
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,466
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,843
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,249
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,356
Howard County MD GO	5.000%	8/15/20	14,125	17,119
Howard County MD GO	5.000%	8/15/21	14,440	17,811
Howard County MD GO	5.000%	8/15/24	4,500	5,519
Maryland Department of Transportation
Revenue	5.000%	6/1/15	1,825	1,855
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,000	7,184
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	15,633
Maryland GO	5.000%	8/1/15	19,620	20,102
Maryland GO	5.000%	8/1/15	3,225	3,304
Maryland GO	5.000%	3/1/16	2,900	3,052

Maryland GO	5.000%	8/1/16	1,010	1,081
Maryland GO	5.000%	8/1/16	1,100	1,177
Maryland GO	5.000%	8/1/16	10,000	10,704
Maryland GO	4.000%	8/15/16	3,025	3,197
Maryland GO	5.000%	3/1/17	3,440	3,765
Maryland GO	5.000%	8/1/17	20,000	22,223
Maryland GO	5.000%	3/15/18	20,000	22,688
Maryland GO	4.500%	8/1/18	35,465	40,113
Maryland GO	5.000%	8/1/19	5,015	5,927
Maryland GO	5.000%	3/1/22	32,550	40,500
Maryland GO	5.000%	8/1/22	4,500	5,648
Maryland GO	5.000%	8/1/22	71,720	90,015
Maryland GO	5.000%	3/1/23	37,360	46,356
Maryland GO	5.000%	8/1/23	71,995	91,656
Maryland GO	5.000%	8/1/24	3,000	3,874
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/21	800	952
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/23	900	1,071
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/15	3,500	3,551
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,137
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	7,080	8,268
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,630	7,726
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,806
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/16	3,895	4,145
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/17	3,000	3,306
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,816
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,928
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,648
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,257
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	977
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	4,275

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	10,043
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.020%	2/6/15 LOC	2,195	2,195
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,630
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,219
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,458
Montgomery County MD GO	5.000%	7/1/15	15,000	15,308
Montgomery County MD GO	5.000%	7/1/16	1,500	1,600
Montgomery County MD GO	5.000%	7/1/17	3,460	3,833
Montgomery County MD GO	5.000%	7/1/21	2,275	2,803
Montgomery County MD GO	5.000%	11/1/22	25,765	32,473
Montgomery County MD GO	5.000%	11/1/23	25,000	31,955
Prince Georges County MD GO	5.000%	8/1/21	13,745	16,961
Prince Georges County MD GO	5.000%	9/15/21	4,975	6,153
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,327
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/31	8,185	9,209
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/32	8,515	9,542
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	4.875%	7/1/23	4,720	4,905
				726,914
Massachusetts (3.9%)
Boston MA GO	5.000%	4/1/16	3,410	3,601
Boston MA GO	5.000%	8/1/17	5,035	5,595
Boston MA GO	5.000%	2/1/23	4,760	5,861
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/19	15,000	17,723
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.120%	2/6/15	40,896	40,895
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.020%	2/6/15	7,100	7,100
Massachusetts College Building Authority
Revenue	5.000%	5/1/28	1,290	1,522
Massachusetts College Building Authority
Revenue	5.125%	5/1/28	1,420	1,628
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	2,905	3,480
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	2,250	2,594
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	4,820	5,741
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	6,040	7,172
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,096
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,992
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	15,655
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,589
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,380

Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,392
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,067
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,468
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,571
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,718
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,823
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,248
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,317
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	11,018
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.030%	2/2/15 LOC	2,230	2,230
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	6,765	7,953
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	15,000	17,220
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,971
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	4,057
Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,000	12,446
Massachusetts Federal Highway Revenue	5.000%	6/15/23	10,000	12,620
Massachusetts Federal Highway Revenue	5.000%	6/15/24	20,000	25,525
Massachusetts GO	5.000%	8/1/15	11,745	12,035
Massachusetts GO	5.250%	8/1/15	5,000	5,130
3 Massachusetts GO	0.470%	9/1/15	6,500	6,513
Massachusetts GO	5.000%	9/1/15	14,360	14,772
3 Massachusetts GO	0.310%	2/1/16	41,060	41,120
Massachusetts GO	5.250%	8/1/16	5,615	6,031
3 Massachusetts GO	0.540%	9/1/16	2,000	2,006
Massachusetts GO	5.000%	9/1/16	7,710	8,280
Massachusetts GO	5.500%	11/1/16 (2)(ETM)	50,000	54,464
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	26,687
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	79,517
Massachusetts GO	5.000%	8/1/17	24,060	26,721
Massachusetts GO	5.500%	11/1/17 (14)	20,100	22,790
Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,937
Massachusetts GO	5.500%	11/1/17	10,000	11,338
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,823
Massachusetts GO	5.500%	10/1/18	9,500	11,126
Massachusetts GO	5.500%	10/1/20 (14)	11,065	13,754
Massachusetts GO	5.250%	8/1/21	20,870	26,009
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,540
Massachusetts GO	5.000%	8/1/22	14,000	17,523
Massachusetts GO	5.000%	8/1/24	65,150	82,969
Massachusetts GO	5.000%	8/1/25	20,000	24,094
Massachusetts GO	0.706%	11/1/25	22,000	21,693
Massachusetts GO	5.000%	4/1/27	18,000	21,436
Massachusetts GO	5.000%	4/1/29	26,675	31,608

Massachusetts GO	4.000%	11/1/29	21,235	23,294
Massachusetts GO	5.000%	9/1/30	4,000	4,829
Massachusetts GO	4.000%	11/1/30	45,000	49,066
Massachusetts GO	5.000%	9/1/31	5,770	6,933
3 Massachusetts GO PUT	0.320%	8/1/17	49,000	48,993
Massachusetts GO VRDO	0.010%	2/2/15	10,000	10,000
Massachusetts GO VRDO	0.020%	2/2/15	5,000	5,000
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,696
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	18,000	19,113
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,816
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	6,185
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	3,921
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,140
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,456
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,651
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,256
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,291
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.010%	2/6/15	6,000	6,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.020%	2/6/15	12,000	12,000
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,935
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.250%	7/1/25	6,815	6,898
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,917
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,623
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,680	4,343
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	4,211
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,800
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,756
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,980
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	41,095	42,179
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,800	6,979
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)(ETM)	10,000	10,263
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,015	3,095
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,880	3,982
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	4,815	4,942

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	23,255	23,869
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	1,105	1,134
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	20,000	24,795
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	6,093
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	39,670
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,671
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	9,538
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	9,089
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,125	5,913
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	29,860	37,980
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	14,396
Massachusetts Special Obligation Revenue	5.000%	6/15/15 (ETM)	10,000	10,183
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	7,350
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/23	16,430	20,872
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/24	7,665	9,874
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	27,280	30,547
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	25,521
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	2,350	2,803
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	3,500	4,175
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	5,000	5,910
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,000	2,386
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	5,000	5,897
2 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.140%	2/6/15 LOC	37,985	37,985
Massachusetts Water Resources Authority
Revenue VRDO	0.030%	2/6/15	24,630	24,630
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,000	3,555
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	4,062
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	6,016
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	13,620
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	12,939

Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	13,434
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (2)(Prere.)	25,625	26,563
				1,623,197
Michigan (2.7%)
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,169
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,695
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,573
Dearborn MI School District GO	5.000%	5/1/27	3,650	4,423
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,379
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,782
Dearborn MI School District GO	5.000%	5/1/32	3,150	3,738
Detroit MI GO	5.000%	4/1/15 (12)	6,735	6,772
Detroit MI GO	5.000%	4/1/15 (12)	1,235	1,242
Detroit MI GO	5.000%	4/1/16 (12)	2,907	3,007
Detroit MI GO	5.000%	4/1/16 (12)	533	552
Detroit MI GO	5.000%	4/1/17 (12)	3,025	3,203
Detroit MI GO	5.000%	4/1/17 (12)	555	588
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/15 (Prere.)	12,000	12,249
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/19 (4)	1,300	1,463
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/20 (4)	1,500	1,705
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/21 (4)	1,100	1,259
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/22 (4)	1,000	1,157
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,607
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	18,370	20,739
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/22	1,000	1,204
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/23	1,000	1,211
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/25	3,250	3,866
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/29	5,325	6,259
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/30	1,750	2,048
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/31	4,750	5,555
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/32	5,000	5,827
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/34	1,500	1,744

Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/35	8,730	10,144
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	14,417
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,765
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,949
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,539
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,959
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	11,439
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,412
Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,440
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,989
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	4,032
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	5,135
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	6,172
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,917
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/24	7,000	8,614
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/25	3,000	3,648
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	6,500	7,704
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/30	11,000	12,967
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/32	13,570	15,873
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	20,000	23,694
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,420
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	19,000	22,626
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (4)	15,000	17,990
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,188
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	8,500	10,043
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,724
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	7,000	8,160
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	16,500	18,712
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	15,000	16,959
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	10,000	11,272
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	7,500	8,415
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	10,000	11,178
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/28	1,310	1,549
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,364

Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,528
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,849
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,835
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/23	830	974
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	425	489
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/25	1,190	1,362
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/26	400	456
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,783
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/17	65,000	71,942
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	57,769
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	45,931
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	7,735	8,663
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	8,500	9,062
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	2,930	2,942
Michigan GO	5.000%	5/1/17	33,880	37,229
Michigan GO	5.250%	9/15/25 (4)	10,810	12,014
Michigan GO	5.250%	9/15/26 (4)	12,805	14,231
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.020%	2/6/15 LOC	9,730	9,730
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	45,748
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/24	5,000	5,760
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/29	15,775	18,281
Michigan Hospital Finance Authority Revenue
(Holland Community Hospital) VRDO	0.030%	2/6/15 LOC	5,910	5,910
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/27	2,000	2,322
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/28	2,600	3,010
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19 (ETM)	2,500	2,774
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/19 (Prere.)	5,000	5,993
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/19 (Prere.)	4,000	4,858
Michigan Hospital Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	13,170
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/27	8,000	9,378
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	3,950	4,526

Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,808
Michigan State University Board of Trustees
General Revenue VRDO	0.020%	2/6/15	7,225	7,225
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,501
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/23	1,250	1,544
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/24	1,500	1,863
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/25	1,250	1,535
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/26	2,000	2,432
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/27	1,700	2,042
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/28	1,250	1,494
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/29	2,500	2,976
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	36,363
Oakland University of Michigan Revenue VRDO	0.020%	2/6/15 LOC	9,945	9,945
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	8.000%	9/1/18 (Prere.)	13,900	17,431
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.500%	8/1/19 (ETM)	20,000	23,987
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.375%	8/1/19 (Prere.)	25,000	30,945
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/22	2,500	3,048
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/23	2,000	2,450
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/26	2,225	2,659
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,418
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,583
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	11,276
University of Michigan Revenue	5.000%	4/1/17	30,000	32,940
3 University of Michigan Revenue PUT	0.220%	4/1/15	25,100	25,101
University of Michigan Revenue VRDO	0.030%	2/6/15	18,300	18,300

Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,391
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	8,050	8,709
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,545
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,823
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,467
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,481
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,273
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,896
				1,130,395
Minnesota (0.9%)
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/17	1,785	1,995
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,481
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,585	1,824
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,805	2,100
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	2,205	2,531
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	3,925	4,530
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	2,425	2,774
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.250%	11/15/29	7,000	8,088
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	4,000	4,795
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	2,280	2,713
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	2,500	2,964
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	2,500	2,947
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18	15,000	16,783
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/28	15,500	18,404
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/22	6,805	8,363

Minneapolis MN Special School District No. 1
COP	5.000%	2/1/23	7,550	9,400
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/24	8,215	10,113
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/25	5,050	6,175
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	7,000	8,498
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/27	10,085	12,158
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/28	10,590	12,691
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	9/1/15	2,950	3,034
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	9/1/15	4,805	4,943
Minnesota COP	5.000%	6/1/16 (Prere.)	1,945	2,067
Minnesota COP	5.000%	6/1/16 (Prere.)	1,790	1,903
Minnesota COP	5.000%	6/1/16 (Prere.)	2,140	2,275
Minnesota COP	5.000%	6/1/17	7,745	8,204
Minnesota COP	5.000%	6/1/18	7,135	7,580
Minnesota COP	5.000%	6/1/19	8,540	9,073
Minnesota COP	5.000%	6/1/28	3,225	3,983
Minnesota COP	5.000%	6/1/29	3,385	4,152
Minnesota COP	5.000%	6/1/30	3,405	4,154
Minnesota COP	5.000%	6/1/32	3,670	4,443
Minnesota COP	5.000%	6/1/33	3,615	4,360
Minnesota COP	5.000%	6/1/34	3,820	4,590
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	9,127
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	7,276
Minnesota GO	5.000%	11/1/15	19,775	20,501
Minnesota GO	5.000%	12/1/15	8,150	8,482
Minnesota GO	5.000%	12/1/16	5,145	5,579
Minnesota GO	5.000%	8/1/17	1,000	1,111
Minnesota GO	5.000%	10/1/21 (Prere.)	155	192
Minnesota GO	5.000%	10/1/24	9,845	11,986
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/16	1,120	1,202
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,868
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	6,031
Rochester MN Health Care Facilities Revenue
(Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,799
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	2,000	2,255
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/23	2,000	2,458
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/24	1,500	1,855
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	5,786
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	12,504
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	24,370

St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,709
University of Minnesota Revenue	5.000%	12/1/15	16,235	16,897
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,355
University of Minnesota Revenue	5.000%	4/1/22	500	577
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,908
University of Minnesota Revenue	5.000%	8/1/23	2,500	3,002
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,410
				381,328
Mississippi (0.3%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.020%	2/2/15	7,000	7,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.020%	2/2/15	3,600	3,600
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.020%	2/2/15	1,100	1,100
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.020%	2/6/15	5,000	5,000
Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project)	5.000%	3/1/23	1,000	1,236
Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project)	5.000%	3/1/24	1,625	2,026
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Highway Project)	5.000%	1/1/24	2,500	3,110
Mississippi Development Bank Special
Obligation Revenue (Madison County
Highway Project)	5.000%	1/1/24	2,500	3,105
Mississippi GO	5.500%	12/1/16	3,435	3,755
Mississippi GO	5.000%	12/1/17 (Prere.)	16,890	18,947
Mississippi GO	5.000%	12/1/20	10,000	11,220
Mississippi GO	5.000%	10/1/30	12,035	14,279
Mississippi GO	5.000%	10/1/31	11,735	13,993
Mississippi GO	5.000%	12/1/31	11,250	13,676
Mississippi GO	5.000%	12/1/32	7,000	8,472
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,771
University of Southern Mississippi S.M.
Educational Building Corp. Revenue (Athletics
Facilities Improvements Project)	5.000%	3/1/34 (4)	10,000	10,748
				124,038
Missouri (1.0%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	7,500	8,778
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/26	1,000	1,169

Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/27	1,850	2,152
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	2,218
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,207
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/30	3,000	3,379
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/31	6,415	7,184
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/25	6,000	7,417
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	5,000	6,126
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/27	17,000	20,660
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/28	10,000	12,084
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,625	16,433
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	16,428
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,623
Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/18	3,000	2,833
Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	6,966
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.750%	6/1/25	3,230	3,271
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.020%	2/6/15	18,100	18,100
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/26	2,045	2,437
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/28	1,000	1,176
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/21	2,845	3,273
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/22	3,490	4,007
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/23	3,690	4,208
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/24	3,320	3,772
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19	2,420	2,786

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	5,270	6,155
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/26	3,000	3,649
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/27	4,000	4,838
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/28	3,500	4,212
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/29	4,000	4,802
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/30	4,000	4,766
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/31	3,000	3,544
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Louis
University) VRDO	0.010%	2/2/15 LOC	7,290	7,290
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,725
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	9,411
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,737
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	19,230	21,569
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	30,000	35,308
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	0.407%	6/1/31 (2)	1,000	911
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	0.410%	6/1/31 (2)	7,800	7,108
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	17,792
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.030%	2/2/15	1,930	1,930
2 Missouri Health and Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.040%	2/6/15	8,910	8,910
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/24	15,000	19,251
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/24	2,800	3,460
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/26	4,570	5,577
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/27	3,250	3,938

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/28	2,250	2,698
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/29	5,000	5,942
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/30	6,455	7,647
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/31	10,000	11,808
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/24 (2)	12,225	13,155
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/26 (2)	15,730	16,901
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	7,111
				414,832
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/31	2,925	3,076

Nebraska (0.6%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	10,608
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	150,000	174,322
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/21	1,000	1,117
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/22	860	950
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/24	1,320	1,524
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/25	1,000	1,147
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/32	5,000	5,686
Lincoln NE Electric System Revenue	5.000%	9/1/25	3,000	3,663
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/26	3,065	3,605
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,125	2,463
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	2,500	2,883
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/32	2,800	3,219
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,044
Nebraska Public Power District Revenue	5.000%	1/1/24	8,000	8,990
1 Nebraska Public Power District Revenue	5.000%	1/1/24	1,900	2,286
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,332
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,166
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,320
1 Nebraska Public Power District Revenue	5.000%	1/1/31	1,920	2,227

Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,450
1 Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,423
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,700
Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,769
1 Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,683
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,442
1 Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,727
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,970
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	2,015
				255,731
Nevada (0.7%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,711
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,965
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,352
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,726
Clark County NV GO	5.000%	7/1/33	7,915	9,248
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.020%	2/6/15 LOC	19,000	19,000
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	6,525	6,656
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/16	5,575	5,937
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	17,128
Clark County NV School District GO	5.000%	6/15/20	14,335	16,029
Clark County NV School District GO	5.000%	6/15/21	8,980	10,027
Clark County NV School District GO	5.000%	6/15/22	14,655	16,342
Clark County NV School District GO	5.000%	6/15/23	16,360	18,218
Clark County NV School District GO	5.000%	6/15/24 (4)	5,000	5,631
Clark County NV School District GO	5.000%	6/15/25	12,445	13,976
Clark County NV School District GO	5.000%	6/15/26	29,900	33,474
Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,405
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,511
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,379
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (14)	16,075	16,333
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	15,523
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	12,457
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,312
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	5,395	6,345
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,352
Reno NV Health Facility Revenue (Dignity
Health Obligated Group)	5.250%	7/1/31	4,000	4,277
Reno NV Hospital Revenue (Washoe Medical
Center Project)	5.500%	6/1/28 (2)	1,750	1,935
				279,249
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,809
New Hampshire GO	5.000%	2/15/18	1,010	1,141
New Hampshire GO	5.000%	2/15/19	1,010	1,176
New Hampshire GO	5.000%	8/15/19	1,500	1,770

New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,485
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,236
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,364
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	6,000	6,464
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	2,500	2,748
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	11,770
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/31	10,000	11,475
				48,438
New Jersey (4.0%)
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	12,807
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,623
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,788
Jersey City NJ GO	5.000%	3/1/16	1,390	1,456
Jersey City NJ GO	5.000%	3/1/20	1,610	1,868
Jersey City NJ GO	5.000%	3/1/21	1,200	1,406
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,989
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,579
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,179
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,566
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,500	2,882
New Jersey COP	5.000%	6/15/17	4,840	5,305
New Jersey COP	5.250%	6/15/28	4,675	5,298
New Jersey COP	5.250%	6/15/29	1,000	1,133
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	13,961
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,643
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	2,000	2,185
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,293

New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,000	2,278
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	5,000	5,578
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (ETM)	1,695	1,770
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	2,405	2,508
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	41,152
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	25,353
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	19,995
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	9,635
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	6,066
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,920
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	64,404
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,146
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,415
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	23,116
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,746
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,928
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	6,191
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	11,734
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,618
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.140%	2/6/15 (12)	3,065	3,065
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.020%	2/2/15	7,100	7,100
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.020%	2/2/15	6,400	6,400
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	25,170	28,769
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/16	4,700	5,014
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	2,965	3,579

New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	7,576
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	7,168
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,729
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	12,508
New Jersey GO	5.250%	7/1/15 (4)	3,500	3,574
New Jersey GO	5.250%	7/15/15 (2)	8,500	8,697
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,604
New Jersey GO	5.000%	8/15/20	30,000	35,464
2 New Jersey GO TOB VRDO	0.040%	2/2/15 LOC	38,800	38,800
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/21	8,140	9,689
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/24	3,415	4,104
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/25	12,965	15,388
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/26	12,505	14,716
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/28	13,835	16,095
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/29	2,735	3,175
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/33	5,000	5,690
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	8,937
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	9,726
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.625%	7/1/23	3,700	4,202
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,610	2,935
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	2,120	2,421
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	1,500	1,694
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	12,860	14,938

New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.020%	2/6/15 LOC	6,500	6,500
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.020%	2/6/15 LOC	15,700	15,700
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/20	3,000	3,579
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,415
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/22	2,000	2,411
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	1,000	1,163
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) VRDO	0.010%	2/6/15 LOC	9,140	9,140
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	5,000	5,693
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/18	1,925	2,037
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	3,365	3,543
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	23,194
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.020%	2/2/15 LOC	1,900	1,900
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	5,225	5,549
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17	9,900	10,906
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17 (ETM)	100	111
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/18 (Prere.)	20	23
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,035	2,260
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	6,500	6,699
New Jersey Transportation Corp. COP	5.250%	9/15/15 (2)(ETM)	10,000	10,321
New Jersey Transportation Corp. COP	5.250%	9/15/15 (ETM)	3,800	3,922
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)(ETM)	5,335	5,515
New Jersey Transportation Corp. COP	5.500%	9/15/15 (ETM)	7,270	7,515
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	17,680	18,021
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,750	1,829
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/17	1,250	1,383
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	15,000	16,638

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	5,829
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	29,182
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,040	1,212
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	7,000	8,197
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	27,915	32,834
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	10,668
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	30,000	35,807
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	11,000	12,920
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	9,620	11,451
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,560
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	30,264
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	30,900	36,441
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,948
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	22,000	26,332
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	25,000	31,568
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	20,000	23,368
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,000	654
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	72,680	47,516
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	19,000	11,778
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	98,285	57,931
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/28	19,620	22,119
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	3,941
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,000	1,681
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	12,500	14,028
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	7,062
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	13,000	14,779
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	4,250	4,963
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	3,000	1,364

2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.120%	2/6/15 LOC	32,510	32,510
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.130%	2/6/15 (4)	9,970	9,970
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	22,523
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	5,142
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	16,631
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	20,460	23,754
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,479
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	27,260
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16 (ETM)	2,400	2,593
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16	5,190	5,559
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	1,320	1,558
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,837
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,238
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,257
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	1,205	1,384
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,716
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,141
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/31	1,170	1,327
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,131
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,126
Sussex County NJ GO	5.000%	2/15/23	5,485	6,848
Sussex County NJ GO	5.000%	2/15/24	4,356	5,510
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	11,425	11,600
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	14,585	15,463
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	15,925	17,495
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	16,975	18,629
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	30,805	33,542
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	33,522	33,673
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	28,410	27,233
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	243,000	59,085
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,329
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,381
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,095
				1,683,654

New Mexico (0.2%)
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/18	16,440	18,230
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,990	6,763
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,771
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,718
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/16	7,260	7,878
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.020%	2/6/15	23,930	23,930
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.030%	2/6/15	13,695	13,695
				73,985
New York (15.5%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19 (4)	1,185	1,295
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/21 (4)	2,575	2,866
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/22 (4)	2,680	2,956
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	8,060
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,012
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,500	1,518
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	8,101
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	10,202
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	7,494
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,957
Freeport NY GO	5.000%	1/15/20	2,070	2,430
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	2,900	3,132
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	1,335	1,442
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	5,800	6,479
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/25	20,000	22,845
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	10,000	11,538

3 Long Island NY Power Authority Electric System
Revenue PUT	0.769%	11/1/18	18,650	18,647
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/16	4,630	4,903
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/20	3,500	4,169
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23 (7)	2,475	2,544
Nassau County NY GO	5.000%	4/1/22	14,850	17,905
Nassau County NY GO	4.000%	10/1/22	8,755	9,741
Nassau County NY GO	5.000%	4/1/23	15,665	19,013
Nassau County NY GO	4.000%	10/1/23	5,245	5,786
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.020%	2/6/15	22,850	22,850
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.020%	2/6/15	11,315	11,315
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/21	2,605	3,057
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,350	1,619
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/27	3,090	3,651
New York City NY GO	5.000%	4/1/15 (4)(ETM)	1,850	1,865
New York City NY GO	5.000%	4/1/15 (4)	2,910	2,934
New York City NY GO	5.000%	6/1/15 (Prere.)	3,960	4,025
New York City NY GO	5.750%	8/1/15 (2)	1,135	1,140
New York City NY GO	5.000%	2/1/16 (Prere.)	35	37
New York City NY GO	5.000%	8/1/16	5,000	5,347
New York City NY GO	5.000%	8/1/16 (Prere.)	225	241
New York City NY GO	5.000%	2/1/17 (Prere.)	8,425	9,179
New York City NY GO	5.000%	8/1/17	7,610	8,424
New York City NY GO	5.000%	8/1/17 (Prere.)	115	128
New York City NY GO	5.000%	8/1/17 (Prere.)	1,555	1,724
New York City NY GO	5.250%	8/15/18 (Prere.)	2,130	2,464
New York City NY GO	5.000%	6/1/19	8,675	10,125
New York City NY GO	5.000%	8/1/19	12,130	13,510
New York City NY GO	5.000%	8/1/19	5,000	5,859
New York City NY GO	5.000%	8/1/19	3,100	3,633
New York City NY GO	5.000%	8/1/19	4,500	5,273
New York City NY GO	5.000%	8/1/20	32,355	37,954
New York City NY GO	5.000%	8/1/20	3,895	4,336
New York City NY GO	5.000%	8/1/20	8,445	9,401
New York City NY GO	5.250%	9/1/20	4,565	5,271
New York City NY GO	5.000%	10/1/20	1,445	1,618
New York City NY GO	5.000%	2/1/21	3,875	4,233
New York City NY GO	5.250%	3/1/21	4,255	4,963
New York City NY GO	5.000%	8/1/21	13,965	14,632
New York City NY GO	5.000%	8/1/21	15,750	18,832
New York City NY GO	5.000%	8/1/21	59,135	69,209
New York City NY GO	5.000%	8/1/21	22,840	24,454
New York City NY GO	5.000%	8/1/21	9,600	10,679

New York City NY GO	5.250%	9/1/21	14,250	16,453
New York City NY GO	5.000%	10/1/21	7,545	9,172
New York City NY GO	5.000%	8/1/22	6,020	7,131
New York City NY GO	5.000%	8/1/22	32,000	37,355
New York City NY GO	5.000%	8/1/22	6,740	8,251
New York City NY GO	5.000%	8/1/22	18,475	21,885
New York City NY GO	5.000%	8/1/22	7,050	7,840
New York City NY GO	5.000%	8/1/22	7,415	9,078
New York City NY GO	5.000%	8/1/22	6,400	7,835
New York City NY GO	5.250%	8/15/22	25,250	29,049
New York City NY GO	5.000%	8/1/23	3,905	4,846
New York City NY GO	5.000%	8/1/23	5,650	7,011
New York City NY GO	5.000%	8/1/23	11,000	13,576
New York City NY GO	5.000%	8/1/23	2,000	2,330
New York City NY GO	5.000%	8/1/23	3,690	4,564
New York City NY GO	5.000%	8/1/23	7,740	9,574
New York City NY GO	5.250%	8/15/23	21,820	25,029
New York City NY GO	5.000%	10/1/23	4,430	5,484
New York City NY GO	5.000%	4/1/24	17,335	21,057
New York City NY GO	5.000%	8/1/24	20,000	24,873
New York City NY GO	5.000%	8/1/24	4,000	4,890
New York City NY GO	5.000%	8/1/24	8,085	9,523
New York City NY GO	5.000%	8/1/24	5,310	6,367
New York City NY GO	5.250%	8/15/24	23,815	27,246
New York City NY GO	5.000%	10/1/24	4,500	5,518
New York City NY GO	5.000%	10/1/24	5,000	6,013
New York City NY GO	5.000%	6/1/25	1,185	1,204
New York City NY GO	5.000%	8/1/25	5,000	6,056
New York City NY GO	5.000%	8/1/25	3,300	3,954
New York City NY GO	5.000%	10/1/25	10,985	13,345
New York City NY GO	5.000%	4/1/26	3,590	4,138
New York City NY GO	5.000%	4/1/26	10,000	11,944
New York City NY GO	5.000%	8/1/26	9,735	11,883
New York City NY GO	5.000%	8/1/26	14,215	17,351
New York City NY GO	5.000%	8/1/26	5,000	6,010
New York City NY GO	5.000%	8/1/26	1,455	1,691
New York City NY GO	5.000%	10/1/26	23,890	28,806
New York City NY GO	5.000%	4/1/27	14,780	17,556
3 New York City NY GO	0.420%	8/1/27	16,500	16,500
New York City NY GO	5.000%	8/1/27	6,585	7,986
New York City NY GO	5.000%	8/1/27	4,705	5,567
New York City NY GO	5.000%	10/1/27	15,000	17,981
New York City NY GO	5.000%	8/1/28	18,000	21,152
New York City NY GO	5.000%	8/1/28	9,300	11,335
New York City NY GO	5.000%	3/1/29	27,590	33,289
New York City NY GO	5.000%	5/15/29	7,900	9,080
New York City NY GO	5.000%	8/1/29	9,715	11,656
New York City NY GO	5.000%	3/1/30	16,230	19,495
New York City NY GO	5.000%	8/1/30	10,655	12,729
New York City NY GO	5.000%	8/1/30	6,845	8,177
New York City NY GO	5.000%	8/1/30	5,380	6,506
New York City NY GO	5.000%	8/1/30	23,000	27,341
New York City NY GO	5.000%	3/1/31	33,315	39,867
New York City NY GO	5.450%	4/1/31	6,560	7,645
New York City NY GO	5.000%	10/1/31	34,050	40,458
New York City NY GO	5.000%	8/1/32	1,475	1,741
New York City NY GO VRDO	0.010%	2/2/15 LOC	10,000	10,000

New York City NY GO VRDO	0.010%	2/2/15	22,400	22,400
New York City NY GO VRDO	0.010%	2/2/15	16,215	16,215
New York City NY GO VRDO	0.010%	2/2/15 LOC	32,230	32,230
New York City NY GO VRDO	0.020%	2/2/15 LOC	35,445	35,445
New York City NY GO VRDO	0.020%	2/2/15 (4)	4,975	4,975
New York City NY GO VRDO	0.020%	2/2/15 (4)	4,600	4,600
New York City NY GO VRDO	0.030%	2/2/15 LOC	20,800	20,800
New York City NY GO VRDO	0.030%	2/2/15 LOC	7,400	7,400
New York City NY GO VRDO	0.030%	2/2/15	29,100	29,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,500	4,063
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	21,890
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/26	12,940	15,639
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	17,300	20,965
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	22,000	26,327
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	12,500	14,907
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.000%	2/15/48	9,000	9,262
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.020%	2/6/15	1,500	1,500
New York City NY Industrial Development
Agency Civic Facility Revenue (Civil Liberties
Union) VRDO	0.030%	2/2/15 LOC	11,080	11,080
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	31,063
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	42,009
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	49,102
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,263
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	4,039
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	6,109
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,662
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,435
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	7,500	7,642
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	35,420
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	28,715
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	20,495
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,494

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	59,142
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,415	12,435
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.030%	2/2/15	2,015	2,015
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/2/15	12,900	12,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/2/15	6,800	6,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/2/15	9,080	9,080
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.020%	2/6/15	15,675	15,675
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	6,000	7,556
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/16	2,925	3,061
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/17	5,150	5,612
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/17	6,335	7,019
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/19	3,875	4,485
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/23	4,440	5,104
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	8,076
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/25 (14)	10,170	10,976
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	13,090	15,136
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/26 (14)	7,620	8,224
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	12,155
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	9,457
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/27	4,615	5,317
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	3,964
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/29	3,550	3,929
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	10,815
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	6,000	7,122
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	21,102
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,950	4,671

2 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.020%	2/6/15 LOC	9,950	9,950
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/15	6,000	6,148
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15 (ETM)	80	83
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	920	954
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,296
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	51,100	54,699
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,250	3,479
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	2,500	2,676
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	4,580	5,054
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	8,965	10,074
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	12,000	13,485
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	5,000	5,773
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	15,000	17,320
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	2,998
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	11,633
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	30,000	35,616
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,030	19,716
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/22	11,090	12,938
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/23	16,740	20,610
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	7,152
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	18,788
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,000	1,208
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	14,245	17,708
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	13,770	17,420
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	10,030	12,689
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	6,000	7,249
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,285	5,089
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,500	6,625

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	6,022
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	6,022
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	12,792
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	12,194
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	3,162
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	10,343
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	10,066
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,716
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,782
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	30,232
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	10,000	11,943
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/28	5,000	6,146
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	12,000	14,442
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	8,000	9,353
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	19,000	22,646
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	24,475	28,926
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	12,700	15,000
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	13,750	16,564
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	19,367
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	4,270	5,078
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	17,500	20,628
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	12,150	14,603
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	15,910	19,077
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	27,325	32,546
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	22,020	26,301
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	2/2/15	10,000	10,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.020%	2/2/15	5,200	5,200
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.250%	12/1/18	7,600	8,768

New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	6,243
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	15,169
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	14,000	16,562
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	1,975	2,298
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	2,685	3,005
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	20,031
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	5,000	6,218
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23 (4)	10,000	11,119
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,550	8,048
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,579
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/24 (14)	9,005	9,316
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,250	2,540
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	10,000	12,554
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,505	7,967
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,814
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/25 (14)	9,435	9,760
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	31,000	37,675
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,330	1,618
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,785
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	10,000	11,900
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,379
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	5,355	6,469
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,300	2,781
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	15,000	17,851
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,885	4,370
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,500	1,708
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,695	2,034
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,850	4,566
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/27	22,625	26,792

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	15,000	17,832
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	9,000	10,658
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	13,635	16,183
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	20,730	24,389
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	10,260	12,153
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,735	15,085
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,125	14,098
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	24,500	28,824
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/31	8,000	9,118
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	8,500	10,015
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	5,500	6,483
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,480	6,419
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	12,705	14,883
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,000	5,965
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	13,055	15,240
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	19,605	22,807
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	23,812
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.030%	2/6/15 (13)	6,550	6,550
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.770%	11/1/17	18,000	18,072
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.970%	11/1/19	8,000	8,127
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,432
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	12,571
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,775
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	13,214
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,922
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,783
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,400
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,603

New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	17,315	17,704
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,776
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	25,240	27,541
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,602
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,418
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	2,500	3,020
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,378
3 New York Metropolitan Transportation Authority
Revenue PUT	0.814%	11/1/16	12,500	12,600
3 New York Metropolitan Transportation Authority
Revenue PUT	0.954%	11/1/17	8,845	8,967
3 New York Metropolitan Transportation Authority
Revenue PUT	0.380%	11/15/17	26,200	26,216
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	2/2/15 LOC	7,550	7,550
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,879
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,346
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	2,000	2,391
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/28	3,925	4,621
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,125	2,491
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,320	2,763
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	4,330	5,075
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	3,000	3,413
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	5,000	5,933
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/22	5,340	6,287
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	6,100	7,047
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	19,375	24,010
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	1,070	1,254
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/29	1,625	1,914
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/30	1,200	1,418

New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	18,000	19,097
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,800
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,173
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,172
New York State Dormitory Authority Revenue
(Mental Health Facilities)	5.000%	2/15/17 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Mental Health Facilities)	5.000%	2/15/19 (4)	3,195	3,455
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15 (Prere.)	6,415	6,428
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15 (Prere.)	6,740	6,754
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,000	3,429
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	5,030	5,749
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20 (ETM)	10	12
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20	13,280	15,927
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (4)	2,735	3,096
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	4,056
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,748
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/23 (14)	4,000	4,411
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	3,300	3,634
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/27 (14)	8,000	8,776
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/16 (14)	3,500	3,770
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	2,042
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/22	3,445	4,021
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	2,000	2,246
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	4,745	4,774

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	255	257
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	5,000	5,432
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	36,270	42,024
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	24
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	33,000	37,262
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,060	14,291
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	34,650	39,091
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,885
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	8,500	10,560
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	5,615	6,848
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	35,885	45,223
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	8,500	10,619
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	20,000	25,411
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	16,820	18,014
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	23,375	28,218
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	10,000	12,387
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	20,894
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	3,064
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	10,000	10,710
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	7,500	9,409
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	10,300	12,619
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	10,035	12,303
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	36,223
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	29,451
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,875	3,294
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,565	2,784
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	5,790	6,475
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	20,000	22,917

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	10,000	12,048
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	29,359
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,164
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	20,245	24,026
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	10,000	12,003
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	37,580
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	30,740	36,947
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	17,240	20,432
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	7,500	8,799
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	1,070	1,250
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	20,000	24,169
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,135	11,858
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	36,795	43,729
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.030%	2/6/15	18,650	18,650
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	3,475	4,099
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	10,000	11,775
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,949
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	12,000
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,524
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	750	909
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	16,355	19,943
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	500	614
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	7,000	8,178
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,238
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	19,435	23,486
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	1,250	1,519
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,841
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,290	7,719

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	1,000	1,205
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,208
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	7,595	9,201
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,000	1,194
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,859
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	4,500	5,309
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	750	888
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	400	476
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27	500	588
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	200	235
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28	425	497
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29	500	584
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	11,570	13,151
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	7,954
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	20,666
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	3,050	3,544
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/15	680	690
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/22	9,200	11,358
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	10,865	12,960
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	3,000	3,577
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/30	1,000	1,192
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	2,650	3,327
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	18,155	22,169
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	5,000	6,078
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.137%	5/1/32 (10)	6,000	5,445
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.137%	5/1/32 (10)	3,000	2,693

New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	9,500	9,620
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,360
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	18,396
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	5,000	6,159
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	14,910	17,865
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	13,690
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	21,214
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	31,208
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	4,352
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/16	3,825	4,068
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	12
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,598
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	4,202
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	7,253
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,976
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	7,337
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	6,313
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	2,180
New York State GO	4.500%	2/1/17	14,125	15,276

New York State GO	4.500%	2/1/18	24,735	27,495
New York State GO	4.500%	2/1/19	10,670	12,131
New York State GO	5.000%	2/1/30	3,000	3,491
New York State GO	5.000%	2/15/30	20,000	23,700
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.010%	2/6/15 LOC	9,400	9,400
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.020%	2/6/15	52,800	52,800
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.050%	2/6/15 LOC	5,115	5,115
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.150%	11/15/34	16,980	19,016
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17 (4)	5,000	5,340
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,250	1,338
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/19	6,640	7,731
New York State Local Government Assistance
Corp. Revenue VRDO	0.020%	2/6/15	51,590	51,590
New York State Local Government Assistance
Corp. Revenue VRDO	0.020%	2/6/15	10,085	10,085
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	10,013
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	8,953
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	11,173
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	24,880
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	8,130
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	670	692
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	800	826
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	8,185	8,450
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	4,330	4,469
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	14,988
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,195	5,362
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,302
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,202
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	11,894
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	11,659
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	12,716
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,810
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	5,154
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	25,299

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,982
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,839
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	31,940
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	24,890	28,472
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/27	7,115	7,901
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	7,000	8,021
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/22	22,710	26,789
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	4,000	4,171
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	22,360	23,343
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	12,000	13,080
New York State Urban Development Corp.
Revenue	5.250%	1/1/18	36,140	40,895
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	8,560
New York State Urban Development Corp.
Revenue	4.375%	3/15/22	9,020	10,065
New York State Urban Development Corp.
Revenue	5.000%	12/15/22	2,000	2,297
New York State Urban Development Corp.
Revenue	5.000%	12/15/23	2,615	2,999
New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	8,879
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	27,000	30,595
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	23,173
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	30,760	36,589
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	43,207
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,486
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	21,754
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	18,695	23,072
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	26,656
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	13,853
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	7,999
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	21,836
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,988

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	17,595
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,801
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	19,015
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	33,312
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	36,486
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	33,072
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	8,000	8,995
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	24,275	27,294
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/19	3,625	4,195
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	7,929
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	9,677
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	13,386
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	6,017
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/25	15,000	17,054
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	2/6/15	36,400	36,400
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	2/6/15	6,100	6,100
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	2/6/15	20,915	20,915
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	2/6/15	23,100	23,100
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/17	250	269
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/18	280	309
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/19	350	394
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,250	1,559
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	21,849
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/31	2,450	2,995
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	1,000	1,214
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	26,167
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project)	0.119%	12/1/29 (2)	4,375	3,992

Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	15,000	15,245
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	13,040	13,834
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,470
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	3,000	3,122
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/16	3,000	3,134
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/16	2,000	2,169
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	4,550	5,181
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	24,975	28,522
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	15,000	18,099
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	15,000	17,969
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	7,415	8,447
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/15	20,000	20,748
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	8,320
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	33,000	40,802
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	17,500	21,589
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	25,140	30,832
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	15,350	18,715
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	296
Westchester County NY GO	5.000%	7/1/21	12,075	14,894
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	1,935	2,181
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	1,000	1,184
				6,536,735
North Carolina (1.2%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina Hospitals at Chapel Hill) VRDO	0.020%	2/6/15	16,005	16,005
Charlotte NC COP	5.000%	6/1/16	2,000	2,126
Charlotte NC COP VRDO	0.010%	2/6/15	12,275	12,275
Charlotte NC GO	5.000%	7/1/16	5,000	5,334
Charlotte NC GO	5.000%	7/1/22	3,280	4,105
Charlotte NC GO	5.000%	7/1/23	3,355	4,163
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.030%	2/6/15	13,100	13,100
Durham Capital Financing Corp. North Carolina
Limited Obligation Revenue	5.000%	6/1/33	3,210	3,813
Guilford County NC GO	5.000%	3/1/22	3,220	4,002
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,872

Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,364
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,129
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,756
Mecklenburg County NC GO	5.000%	2/1/17	3,635	3,966
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,095
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,323
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,368
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/27 (4)	9,900	11,123
2 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.020%	2/6/15	550	550
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,638
North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	12,219
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	18,127
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	18,390
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	16,406
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	35,739
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	33,426
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	3.000%	1/1/16	1,815	1,860
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	4,000	4,174
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	1,500	1,565
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	5,000	5,217
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	22,510	25,729
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/26	3,000	3,486
North Carolina GAN PUT	4.000%	3/1/18	11,000	11,825
North Carolina GO	5.000%	6/1/16	15,050	16,002
North Carolina GO	5.000%	9/1/16	1,165	1,251
North Carolina GO	5.000%	3/1/17	1,925	2,107
North Carolina GO	5.000%	3/1/17 (Prere.)	700	766
North Carolina GO	5.000%	3/1/17 (Prere.)	9,300	10,178
North Carolina GO	5.000%	6/1/19	5,000	5,882
North Carolina GO	4.000%	5/1/23	39,470	46,890
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (Prere.)	10,000	10,888
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/18 (4)	9,675	10,554
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	10,149
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,836
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,768
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	14,358

North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,375	1,627
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,854
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,000	5,809
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/23	1,825	2,136
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/25	1,035	1,194
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18	5,000	5,641
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/19	3,085	3,464
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	2,000	2,232
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	4,500	5,083
North Carolina State University at Raleigh
General Revenue	5.000%	10/1/25	2,655	3,321
Raleigh NC Downtown Improvement Project
COP VRDO	0.010%	2/6/15	14,700	14,700
University of North Carolina University System
Revenue	5.250%	10/1/27	1,720	1,994
University of North Carolina University System
Revenue	5.250%	10/1/28	1,590	1,851
Wake County NC GO	5.000%	3/1/21	3,125	3,825
Wake County NC Limited Obligation Revenue	5.000%	6/1/28	3,000	3,454
Winston-Salem NC Revenue	4.000%	3/1/15	2,400	2,408
				496,492
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/28	1,500	1,681
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/29	1,000	1,119
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/31	1,300	1,450
				4,250
Ohio (2.9%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	7,500	8,602
Akron OH GO	5.000%	12/1/15 (Prere.)	5,300	5,512
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27	5,830	6,954
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/17	14,645	16,176
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	30,000	35,442
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/16 (ETM)	2,845	2,986
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/16	1,155	1,211

American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17 (ETM)	3,885	4,237
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17	2,885	3,139
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	16,520	18,798
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	13,109
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	10,000	11,422
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/28	1,035	1,151
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,854
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/29	6,120	7,187
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,511
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/32	13,480	15,447
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	16,000	18,084
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,050	15,167
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,310	12,146
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/19 (Prere.)	5,000	5,832
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	22,345	19,293
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,526
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,557
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	7,069
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,792
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	12,539
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,969
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,178
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	2,365	2,555
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,900	4,213
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	7,300	7,886
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,875	4,186
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,780	4,084
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	2,135	2,300
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	3,555	3,827
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	6,765	7,272
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	3,630	3,893
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	3,570	3,829
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,915
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	2,995
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,678
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/29	5,000	5,781
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30	5,225	6,034
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/31	8,640	9,954
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/32	9,060	10,407
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.030%	2/6/15 LOC	14,875	14,875

Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.020%	2/6/15	4,115	4,115
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.020%	2/6/15	1,000	1,000
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,092
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,491
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,243
Columbus OH GO	5.000%	7/1/16	2,500	2,667
Columbus OH GO	5.000%	2/15/22	3,000	3,723
Columbus OH GO	5.000%	8/15/24	10,295	13,186
Columbus OH GO VRDO	0.010%	2/6/15	1,015	1,015
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,325	1,568
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	8,376
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	8,646
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,518
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,882
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,478
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,715	4,579
Cuyahoga OH Community College District
Revenue	5.000%	8/1/22	6,610	7,744
Cuyahoga OH Community College District
Revenue	5.000%	8/1/23	3,470	4,056
Cuyahoga OH Community College District
Revenue	5.000%	8/1/24	2,500	2,914
Dayton OH City School District GO	5.000%	11/1/21	9,210	11,172
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,767
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	11,000	12,355
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	6,000	7,217
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	7,000	8,493
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/29	5,000	6,035
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	8,640	10,396
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/31	10,000	11,984
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/32	12,920	15,422
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/33	10,000	11,889
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.020%	2/6/15	18,300	18,300
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.020%	2/6/15	20,840	20,840

Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.020%	2/6/15	1,645	1,645
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.020%	2/6/15	3,000	3,000
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.020%	2/6/15	6,680	6,680
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.000%	6/1/33 (14)	5,000	5,249
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	8,623
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	24,266
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	20,015
Huber Heights OH City School District GO	4.750%	12/1/24	890	1,028
Huber Heights OH City School District GO	4.875%	12/1/27	150	173
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,159
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,158
Kent State University OH Revenue	5.000%	5/1/29	1,000	1,173
Kent State University OH Revenue	5.000%	5/1/30	1,750	2,050
Kent State University OH Revenue	5.000%	5/1/31	4,000	4,674
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,531
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,531
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,200
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,200
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,178
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,178
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	11,920	14,072
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/31	6,000	7,401
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,353
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.020%	2/6/15 LOC	2,400	2,400
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	2/2/15	1,900	1,900
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	2/2/15	3,600	3,600
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.020%	2/2/15	3,885	3,885
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.020%	2/2/15	16,700	16,700
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	5,914
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/26	1,975	2,265
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/17	5,565	6,131

Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/30	1,475	1,690
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/23	2,075	2,566
Ohio Common Schools GO	5.000%	9/15/19	9,655	11,400
Ohio Common Schools GO VRDO	0.020%	2/6/15	9,860	9,860
Ohio GO	5.000%	3/15/16 (Prere.)	12,755	13,442
Ohio GO	5.000%	3/15/16 (Prere.)	13,000	13,700
Ohio GO	5.000%	5/1/16 (Prere.)	7,710	8,169
Ohio GO	5.000%	8/1/16	3,000	3,212
Ohio GO	5.000%	9/1/16	2,870	3,083
Ohio GO	5.000%	9/15/16	5,130	5,519
Ohio GO	5.000%	9/15/16	5,415	5,823
Ohio GO	5.000%	9/15/19	9,025	10,692
Ohio GO	5.000%	4/1/21	4,440	5,356
Ohio GO VRDO	0.020%	2/6/15	11,965	11,965
Ohio GO VRDO	0.020%	2/9/15	6,420	6,420
Ohio Higher Education GO	5.000%	5/1/16 (Prere.)	7,405	7,846
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	4,500	5,279
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	2/2/15	1,500	1,500
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	2/2/15	3,750	3,750
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,443
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,880	2,066
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	28,314
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/33 (3)	2,500	2,669
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	11,667
Ohio Highway Capital Improvements GO	5.000%	5/1/27	10,220	12,293
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	10,534
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	13,241
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	2/2/15	12,400	12,400
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	1,635	1,716
Ohio Infrastructure Improvement GO VRDO	0.020%	2/6/15	7,875	7,875
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16 (4)	5,000	5,324
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16	5,000	5,324
Ohio Major New State Infrastructure Project
Revenue	5.500%	6/15/18 (Prere.)	4,000	4,630
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/22	5,235	6,467
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	3,250	3,944

Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	0.300%	3/2/15	12,000	11,995
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	250	290
Ohio State University General Receipts
Revenue	5.000%	12/1/19 (Prere.)	215	256
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,535	4,171
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,250	2,567
Ohio State University General Receipts
Revenue VRDO	0.010%	2/6/15	4,700	4,700
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	2,075
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,360
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,602
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	8,289
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/18 (Prere.)	3,585	4,085
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,945
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,841
2 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.120%	2/6/15	5,900	5,900
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) PUT	2.200%	6/1/16	10,000	10,036
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/24	3,325	4,251
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,480
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,962
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	11,202
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,985
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,045
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,309
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,571
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,838
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,515
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	3,680	4,031
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	17,000	18,684
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	9,273
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,851
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,879

University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,297
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,289
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,871
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/31	2,175	2,552
University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,228
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22	2,455	3,026
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	6,385	7,524
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,174
				1,237,197
Oklahoma (0.3%)
Norman OK Regional Hospital Authority
Revenue	0.264%	9/1/22 (14)	13,050	12,088
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (2)(Prere.)	18,070	18,440
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (2)(Prere.)	12,000	12,246
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/22	1,350	1,660
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/23	2,500	3,121
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/24	1,500	1,893
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25	3,000	3,771
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	2,500	3,119
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/27	3,000	3,715
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/28	2,000	2,464
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/29	2,500	3,059
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/30	2,500	3,043
Oklahoma City OK GO	5.000%	3/1/17	7,335	8,030
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/23	1,500	1,889
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/31	4,255	5,148
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	5,000	6,028
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/24	12,100	13,439
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.875%	1/1/18 (Prere.)	1,045	1,201
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/31	1,495	1,795
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/32	3,770	4,509

Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/33	6,055	7,242
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	7,604
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,375
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,252
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,633
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,356
University of Oklahoma Revenue	5.000%	7/1/32	670	787
				134,907
Oregon (0.7%)
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,369
Oregon Department of Administrative Services
COP	5.000%	11/1/20	9,660	11,394
Oregon Department of Administrative Services
COP	5.000%	5/1/23	3,130	3,610
Oregon Department of Administrative Services
COP	5.000%	5/1/24	1,750	2,017
Oregon Department of Administrative Services
COP	5.000%	5/1/25	2,220	2,551
Oregon Department of Administrative Services
COP	5.000%	5/1/26	3,520	4,034
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	1,750	1,848
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/17 (Prere.)	5,675	6,225
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	1,430	1,801
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	6,355	8,002
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	3,500	4,407
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	2,110	2,657
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/24	7,000	8,913
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	2,130	2,694
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	8,015	10,137
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	5,440	7,023
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	5,500	7,101
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/29	8,000	9,924
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	11,010	13,194
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	6,200	7,376
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	5,560	6,640
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	5,545	6,599
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/24	3,000	3,874

Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/27	2,000	2,509
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/28	5,500	6,869
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	9,500	11,803
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	2,500	3,091
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	6,085	7,314
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,500	9,148
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/22	1,000	1,226
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/23	1,250	1,548
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/26	1,810	2,183
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/27	2,000	2,403
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/28	2,500	2,992
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/29	1,420	1,696
Oregon GO	5.000%	5/1/15	2,475	2,506
Oregon GO	5.000%	5/1/15	1,500	1,519
Oregon GO	5.000%	5/1/15	4,000	4,050
Oregon GO	5.000%	11/1/15	5,860	6,075
Oregon GO	5.000%	5/1/16	1,750	1,854
Oregon GO	5.000%	5/1/18	1,500	1,709
Oregon GO	5.000%	11/1/18	3,750	4,339
Oregon GO	5.000%	5/1/19	2,770	3,251
Oregon GO	5.000%	5/1/26	1,570	1,879
Oregon GO	5.000%	5/1/26	1,490	1,783
Oregon GO	5.000%	5/1/27	2,415	2,881
Oregon GO	5.000%	5/1/27	2,460	2,934
Oregon GO	5.000%	5/1/28	5,165	6,144
Oregon GO	5.000%	5/1/28	2,755	3,277
Oregon GO	5.000%	5/1/29	2,890	3,423
Oregon GO	5.000%	5/1/30	5,685	6,733
Oregon GO	5.000%	5/1/31	2,915	3,520
Oregon GO	5.000%	5/1/31	3,370	3,982
Oregon GO	5.000%	5/1/31	1,760	2,080
Oregon GO	5.000%	5/1/32	2,060	2,479
Oregon GO	5.000%	11/1/32	1,440	1,749
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	1,650	1,997
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	2,585	3,129
Oregon GO (Oregon University System
Projects)	5.250%	8/1/29	2,725	3,283
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,050	2,464
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,865	3,444
Oregon GO (Oregon University System
Projects)	5.250%	8/1/31	3,015	3,614

Oregon GO (Veterans Welfare) VRDO	0.030%	2/2/15	6,400	6,400
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	11,978
				291,648
Pennsylvania (3.8%)
Allegheny County PA GO	3.000%	12/1/15	8,480	8,678
Allegheny County PA GO	5.000%	11/1/29	15,000	17,271
Allegheny County PA GO VRDO	0.020%	2/6/15 LOC	6,000	6,000
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,290	1,505
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	2,720	3,166
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.876%	2/1/21	16,645	16,653
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.020%	2/6/15 LOC	7,000	7,000
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	20,429
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,264
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,638
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	3,740	4,263
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,393
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/32	3,685	4,154
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.200%	7/1/16	4,500	4,565
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	4,606
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	16,387
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	15,069
Central Bucks PA School District GO	5.000%	5/15/20	2,270	2,721
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,623
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	14,271
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	875	1,039
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	9,649
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,715	8,883
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17	2,375	2,564

Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18	2,735	3,064
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	3,415	3,923
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	4,190	4,781
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	14,800	17,649
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	4,066
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,245
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,435
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	2,070	2,145
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	4,850	5,709
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	2/2/15	10,500	10,500
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	5,750	6,767
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	3,500	3,694
Middletown PA School District GO	5.000%	3/1/31	3,030	3,532
Middletown PA School District GO	5.000%	3/1/32	3,375	3,922
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	6,995	8,166
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,765	6,453
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	7,000	8,095
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/27	6,000	6,855
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	8,500	9,606
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.030%	2/6/15 LOC	20,750	20,750
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,107
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/21	1,000	1,108

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/22	1,000	1,113
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,500	1,663
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	3,000	3,320
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (3)(ETM)	905	961
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/23	3,110	3,682
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	19,002
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,250	1,534
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,000	3,710
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,180	2,696
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,000	3,674
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,721
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	7,218
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	15,402
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	8,118
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,770
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	11,722
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	20,000	23,488
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	7,000	8,056
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	15,000	15,988
Pennsylvania GO	5.000%	5/1/15	16,000	16,198
Pennsylvania GO	5.000%	8/1/15	5,120	5,246
Pennsylvania GO	5.000%	5/1/19	15,000	17,508
Pennsylvania GO	5.000%	7/1/19	14,925	17,500
Pennsylvania GO	5.000%	6/1/21	20,000	24,309
Pennsylvania GO	5.000%	7/1/21	32,365	39,395
Pennsylvania GO	5.375%	7/1/21	4,950	6,125
Pennsylvania GO	5.000%	6/1/22	19,450	23,962
Pennsylvania GO	5.000%	11/15/23	4,705	5,668
Pennsylvania GO	5.000%	4/1/25	7,500	9,158
Pennsylvania GO	4.000%	10/15/28	11,550	12,870

Pennsylvania GO	4.000%	6/15/30	24,400	26,969
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20	2,560	3,045
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/21	1,830	2,155
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.010%	2/2/15 LOC	2,100	2,100
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,978
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/15	4,200	4,276
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,528
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,813
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,670
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,930
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,938
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,446
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,340
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,307
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,584
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,449
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	3,500	4,031
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,413
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/27	700	823
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/28	1,650	1,931
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/30	500	582
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/32	1,000	1,156
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	2,405	2,846
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	574
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,000	2,215

Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,313
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,780
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20	12,180	13,925
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	17,530	19,699
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	6,080	6,503
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	10,600	11,337
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	6,620	7,080
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	11,130	11,904
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25 (4)	11,585	12,391
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/26 (4)	10,070	10,770
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/23	1,770	2,149
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/24	1,825	2,204
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/25	2,190	2,618
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/26	2,165	2,568
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,539
2 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.040%	2/6/15 (14)	2,000	2,000
3 Pennsylvania Turnpike Commission Revenue	1.290%	12/1/20	22,500	23,033
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	5,232
3 Pennsylvania Turnpike Commission Revenue	1.000%	12/1/21	37,500	37,621
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	19,480
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	16,608
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,916
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	4,070
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/24	4,715	5,452
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,799
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	2,016
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	13,754
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,486
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,206
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,697
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	56,587
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,408
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,794
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	30,439
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,518

Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	7,253
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	11,863
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	37,118
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,867
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	4,455
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,753
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	27,302
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,620	3,044
2 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.140%	2/6/15 (12)	3,245	3,245
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/16	3,000	3,196
Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,307
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,068
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	23,542
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,024
Philadelphia PA Hospitals & Higher Education
Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/20 (Prere.)	24,000	29,054
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.030%	2/2/15	20,600	20,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	9,100	9,737
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	4,275	4,505
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	6,040	6,219
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	4,079
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	7,677
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	19,186
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,133
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,310
Philadelphia PA School District GO VRDO	0.020%	2/6/15 LOC	4,000	4,000
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,510
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/23	2,300	2,822
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/23	2,000	2,472
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/24	3,800	4,741
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	5,500	6,702
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.120%	2/6/15 (4)	43,045	43,045
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,214
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	17,165	20,107
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	12,835	14,424
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	7,084
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,763
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	17,877

St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	4,905	5,662
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue	5.000%	9/15/17	3,990	4,441
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/19	2,575	3,023
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/23	9,000	10,623
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/27	12,500	14,748
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,797
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	11,250	13,157
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,377
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	1,330	1,525
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,986
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/32	15,000	17,603
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/21	1,015	1,185
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/22	1,160	1,354
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/23	1,350	1,571
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/24	1,420	1,647
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/25	1,465	1,700
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	6,185	7,074
				1,586,906
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	35,530
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,281
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,313
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,151
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	17,523
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	306
				101,104
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,196
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	11,975
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,342

Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	23,048
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	28,858
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.500%	9/1/28	6,000	6,708
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	6.000%	9/1/33	5,500	6,263
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26 (4)	4,900	5,107
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	3,167
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,546
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,843
				100,053
South Carolina (1.3%)
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,685
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	12,610	13,146
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	33,070	34,474
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	2,730	2,846
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	3,105	3,365
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,000	12,233
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/25	8,805	9,873
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/26	9,760	10,860
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/16	5,000	5,274
Greenville County SC Hospital Revenue
(Greenville Hospital System)	4.125%	5/1/17	5,315	5,704
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/18	2,655	2,982
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	39,096
Greenville County SC School District Installment
Revenue	5.000%	12/1/26	28,255	30,462
2 Greenville County SC School District Installment
Revenue TOB VRDO	0.070%	2/6/15 (12)	7,440	7,440
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,220	7,244
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,208
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,485

Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,180
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,940
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,212
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/26	4,000	4,885
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/29	3,390	4,063
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/30	5,210	6,214
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	4,896
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,742
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	8,523
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	7,212
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	1,899
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	15,071
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	4,116
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	9,269
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (12)	8,600	9,829
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (12)	2,800	3,200
South Carolina Educational Facilities Authority
Revenue (Furman University) VRDO	0.020%	2/2/15	21,800	21,800
South Carolina GO	5.000%	3/1/16	6,165	6,487
South Carolina GO	5.000%	4/1/16	3,560	3,759
South Carolina GO	5.000%	4/1/18	2,400	2,727
South Carolina GO	5.000%	4/1/19	7,825	9,161
South Carolina GO	5.000%	4/1/19	2,495	2,921
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/18	2,000	2,224
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.010%	2/6/15 LOC	7,100	7,100
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,970
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,859
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,636
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27	11,740	13,686
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,879
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28	7,850	9,116
South Carolina Public Service Authority
Revenue	5.000%	12/1/16	7,225	7,820
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	10,000	12,401
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	13,900	17,404
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	5,615	6,996
South Carolina Public Service Authority
Revenue	5.000%	12/1/27	4,295	5,266
South Carolina Public Service Authority
Revenue	5.000%	12/1/28	15,130	18,357

South Carolina Public Service Authority
Revenue	5.000%	12/1/29	6,065	7,339
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	10,510	12,646
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	13,980	16,754
South Carolina Public Service Authority
Revenue	5.000%	12/1/32	12,035	14,366
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	10,465	12,442
				543,744
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,201
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,705
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/23	650	798
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/24	650	805
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/25	600	737
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/26	675	824
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,246
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/28	825	998
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,709
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,268
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	9,805
				25,096
Tennessee (1.0%)
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/23	650	767
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/24	745	883
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/26	1,485	1,723
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/28	2,400	2,761
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/29	5,325	6,107
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/30	5,615	6,430
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/32	6,520	7,454
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/33	6,340	7,231
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/34	2,590	2,952
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	8,280	9,151

Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	8,000	8,786
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,975
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,322
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,899
Memphis TN GO	5.000%	11/1/15 (Prere.)	16,000	16,584
Memphis TN GO	5.000%	11/1/15 (Prere.)	4,730	4,903
Memphis TN GO	5.000%	11/1/15 (Prere.)	4,750	4,923
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,322
Memphis TN GO	5.000%	5/1/28	3,145	3,744
Memphis TN GO	5.000%	5/1/30	1,715	2,018
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/16	3,825	4,084
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	5,636
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	1,000	1,113
3 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.620%	10/1/17	11,500	11,545
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	117
Shelby County TN GO	5.000%	4/1/19	400	470
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	8,126
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,305
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.030%	2/2/15 (4)	10,800	10,800
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.030%	2/2/15 (4)	28,100	28,100
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/21	5,000	5,331
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/22	5,000	5,329
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	24,340	25,839
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	39,340	43,453
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	57,705	65,796

Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	50	58
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,135	11,705
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,215	6,155
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	270	327
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,460	19,538
Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,284
Tennessee GO	5.000%	8/1/17	3,165	3,517
Tennessee GO	5.000%	10/1/17	6,000	6,707
Tennessee GO	5.000%	9/1/26	1,850	2,353
Tennessee GO	5.000%	9/1/26	6,000	7,631
Tennessee GO	5.000%	9/1/27	2,000	2,526
Tennessee GO	5.000%	9/1/27	4,300	5,432
Tennessee GO	5.000%	9/1/28	1,850	2,325
Tennessee GO	5.000%	9/1/29	1,000	1,254
Tennessee GO	5.000%	9/1/30	1,180	1,472
Tennessee GO	5.000%	9/1/31	1,300	1,614
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	3,095	3,486
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,000	3,765
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,520	4,471
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,500	3,213
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	6,395
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,611
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,899
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,944
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,741
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,842
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/32	2,230	2,731
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,397
				430,372
Texas (8.9%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	24,215	23,288
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,784
Austin TX GO	5.000%	9/1/29	2,855	3,526
Austin TX GO	5.000%	9/1/30	1,240	1,521
Austin TX GO	5.000%	9/1/31	2,140	2,612
Austin TX GO	5.000%	9/1/33	4,315	5,242
Austin TX GO	5.000%	9/1/34	5,975	7,230
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,504
Austin TX Independent School District GO	5.000%	8/1/31	1,695	2,074

Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	350	430
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	2,500	2,931
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/29	6,045	7,260
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/30	5,000	5,977
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/31	4,000	4,769
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/32	10,705	12,921
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/33	11,410	13,720
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	12,075	14,464
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,533
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	13,277
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	14,166
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,504
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	14,836
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	15,141
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	4,600	4,618
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/16	250	259
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/17	250	266
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	273
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	735	816
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	1,550	1,743
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,366
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,170	1,322
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	750	849
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	725	828
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	3,223
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	2,925	3,370
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	4,298
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,850	4,936
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	3,289
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	3,000
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	2,394
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	2,554

Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,000	4,675
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	1,886
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	3,500	3,925
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	1,772
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	2,100
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	2,150
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	1,298
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	1,580
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	1,925
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	10,270	10,291
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	11,635	11,659
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	5,967
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	5,028
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	6,964
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	7,154
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,692
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	7,584
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,844
Corpus Christi TX GO	5.000%	3/1/29	5,235	6,209
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,469
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,765
Dallas County TX GO	5.000%	2/15/15	1,845	1,849
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/24	8,000	9,702
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	12,051
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	12,051
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/26	11,385	12,419
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	14,130	15,349
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	2,295	2,765
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/29	1,195	1,427
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	5,000	6,138
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	2,160	2,567
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/31	2,120	2,513

Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	11,296
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,509
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,755
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,872
Dallas TX GO	5.000%	2/15/15 (Prere.)	11,675	11,699
Dallas TX GO	5.000%	2/15/22 (ETM)	45	56
Dallas TX GO	5.000%	2/15/22	22,840	28,210
Dallas TX GO	5.000%	2/15/23	8,500	10,639
Dallas TX GO	5.000%	2/15/24	8,500	10,752
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	21,108
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/18	2,000	2,307
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,740	2,965
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	8,563
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/28	2,235	2,717
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	7,400
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	14,950	18,150
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	14,195	16,605
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	7,737
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/30	12,500	15,176
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	7,750	9,042
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	5,775	6,716
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	9,000	10,439
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	7,190
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,487
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	7,284
Frisco TX Independent School District GO	5.000%	8/15/15	1,690	1,735
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,511
Frisco TX Independent School District GO	5.000%	8/15/32	6,665	7,956
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/31	2,875	2,314
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/32	5,320	4,272
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/33	18,100	14,500
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	10,000	10,420
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/16	12,000	13,031
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/17	17,000	19,107

Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19 (ETM)	4,000	4,657
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19 (Prere.)	10,225	11,905
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.625%	2/15/19 (Prere.)	40,730	48,432
Harris County TX Flood Control District GO	5.000%	10/1/26	6,000	7,533
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	6,232
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,717
Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,464
Harris County TX GO	5.000%	10/1/16	4,755	5,124
Harris County TX GO	5.000%	10/1/17	4,705	5,258
Harris County TX GO	5.000%	10/1/21	8,000	9,619
Harris County TX GO	5.000%	8/15/31	11,485	13,795
Harris County TX GO	5.000%	8/15/32	15,010	18,008
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	6,158
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital)	5.000%	10/1/24	8,500	9,793
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.030%	2/2/15	24,380	24,380
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/26	3,000	3,504
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/27	6,475	7,563
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/28	5,665	6,614
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.625%	11/1/19	4,535	5,275
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.875%	11/1/20	3,640	4,276
Harris County TX Metropolitan Transportation
Authority Lease Revenue	6.000%	11/1/21	4,295	5,061
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	5,049
Harris County TX Sports Authority Revenue	5.000%	11/15/24	1,480	1,798
Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,211
Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,202
Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,822
Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,100	6,063
Harris County TX Sports Authority Revenue	5.000%	11/15/29	6,000	7,112
Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,000	5,908
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,473
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,357
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	4,074
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	26,410
Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,596
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	1,986
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,977
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,390
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,177
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,519

Houston TX Community College System GO	5.000%	2/15/17	1,000	1,091
Houston TX Community College System
Revenue	5.000%	4/15/21 (10)	9,200	9,720
Houston TX GO	5.000%	3/1/22	5,000	6,170
Houston TX GO	5.000%	3/1/23	16,680	20,351
Houston TX GO	5.000%	3/1/23	4,000	4,996
Houston TX GO	5.000%	3/1/26	10,000	12,428
Houston TX GO	5.000%	3/1/30	4,000	4,852
3 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) PUT	0.420%	11/16/16	75,000	75,177
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/15	5,600	5,756
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/17 (2)	13,760	13,199
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/18 (2)	16,285	15,196
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	18,767
Houston TX Independent School District GO
PUT	1.000%	6/1/15	73,000	73,180
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	4,036
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	15,234
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	8,774
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,785
Houston TX Utility System Revenue	5.000%	5/15/24	9,000	11,401
Houston TX Utility System Revenue	5.000%	5/15/25	5,000	6,268
Houston TX Utility System Revenue	5.000%	11/15/27	6,000	7,466
Houston TX Utility System Revenue	5.250%	11/15/29	16,650	19,982
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,585
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	17,533
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,892
Houston TX Utility System Revenue	5.000%	11/15/31	5,010	5,958
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	12,290
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,842
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,698
3 Houston TX Utility System Revenue PUT	0.620%	8/1/16	4,375	4,389
2 Judson TX Independent School District GO TOB
VRDO	0.040%	2/6/15 (12)	11,495	11,495
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	3,095
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,844
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,428
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,503
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,793
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,019
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	45	45
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	65	65
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	124
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	30	30
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	11,484
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,380	2,707

Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	10,090
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	11,279
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,589
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	16,313
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,916
Lubbock TX GO	5.000%	2/15/23	700	865
Lubbock TX GO	5.000%	2/15/27	5,735	6,815
Lubbock TX GO	5.000%	2/15/29	4,335	5,104
Lubbock TX GO	5.000%	2/15/30	6,660	7,792
Lubbock TX GO	5.000%	2/15/31	4,120	4,810
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care . Project)	5.125%	2/15/30	1,000	1,085
New Hope TX Cultural Education Facilities .
Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.000%	1/1/24	1,300	1,383
New Hope TX Cultural Education Facilities .
Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.250%	1/1/29	1,500	1,586
New Hope TX Cultural Education Facilities .
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/29	725	808
New Hope TX Cultural Education Facilities .
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/34	1,000	1,095
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,474
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/23	7,410	8,474
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/24	5,895	6,741
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/25	5,250	5,980
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/26	6,225	7,091
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/27	8,920	10,139
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/28	8,040	9,103
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,166
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,514
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	19,380	22,337
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	36,270	41,804
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	22,840	26,325
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	17,275	19,911
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	9,680	11,157
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	17,083
North Texas Tollway Authority System Revenue	6.000%	1/1/20	2,720	3,098
North Texas Tollway Authority System Revenue	6.000%	1/1/21	5,085	5,767
North Texas Tollway Authority System Revenue	6.000%	1/1/22	3,205	3,646
North Texas Tollway Authority System Revenue	5.000%	1/1/23	7,750	9,489
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	52,874
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,000	11,055
North Texas Tollway Authority System Revenue	6.000%	1/1/24	2,425	2,733
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,000	9,726
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	5,719

North Texas Tollway Authority System Revenue	6.000%	1/1/25	1,355	1,554
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	4,969
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,480
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,800
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,540
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,961
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,250	6,124
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,728
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,650
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	14,088
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,440	14,469
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,728
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	33,687
North Texas Tollway Authority System Revenue
PUT	5.750%	1/1/16 (Prere.)	75,000	78,778
2 North Texas Tollway Authority System Revenue
TOB VRDO	0.030%	2/6/15 (13)	2,200	2,200
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.055%	10/1/20	2,090	2,090
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	16,100	17,730
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	21,587
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	25,426
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,465	11,060
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,000	3,543
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	200	243
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	1,525	1,880
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/27	60	75
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	16,000	17,632
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/20	1,000	1,184
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/15 (Prere.)	15,000	15,002
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	9,750	10,216
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	25,450	26,667
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	22,000	23,052
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	20,000	24,639
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	52,060	65,124
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/30	2,710	3,253
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/31	3,000	3,591
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,310

San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,693
San Antonio TX GO	5.000%	2/1/23	12,630	15,886
San Antonio TX GO	5.000%	2/1/26	2,500	3,124
San Antonio TX GO	5.000%	2/1/27	1,750	2,175
San Antonio TX GO	5.000%	2/1/28	1,000	1,235
San Antonio TX GO	5.000%	2/1/29	1,250	1,531
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	2,250	2,660
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	9,100	10,715
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/29	4,375	5,067
Sugar Land TX GO	5.000%	2/15/30	3,445	4,022
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	21,880	26,715
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/30	40,335	46,698
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,333
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	10,046
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,808
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	19,077
Temple TX GO	5.250%	8/1/17 (Prere.)	1,665	1,857
Temple TX GO	5.250%	8/1/17 (Prere.)	1,525	1,700
Texas (Veterans Housing Assistance Program)
GO VRDO	0.020%	2/6/15	24,255	24,255
Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/19	3,335	3,928
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/30	3,940	4,692
Texas GO	5.000%	4/1/15	1,435	1,447
Texas GO	5.000%	8/1/17	3,165	3,519
Texas GO	5.000%	10/1/22	19,000	23,808
Texas GO	5.000%	10/1/27	33,600	41,743
Texas GO	5.000%	10/1/28	31,975	39,499
Texas GO	5.000%	10/1/30	10,000	12,267
Texas GO VRDO	0.020%	2/6/15	12,100	12,100
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	46,520	50,467
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	6,000	7,087
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,510	12,340
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	3,625	4,294
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	8,000	9,291
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,650	1,979

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	25,010	31,954
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	12,000	13,636
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	10,000	11,296
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/31	12,000	13,475
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	110
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	10,120
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	109
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	22,564
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	407
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	30,456
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	39,358
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,510	59,596
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	2,000	2,041
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15 (Prere.)	75,000	76,534
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	11,000	11,567
Texas State University System Financing
System Revenue	5.000%	3/15/25	750	916
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,200	1,448
Texas State University System Financing
System Revenue	5.000%	3/15/28	3,870	4,548
Texas State University System Financing
System Revenue	5.000%	3/15/30	3,255	3,787
Texas State University System Financing
System Revenue	5.000%	3/15/31	4,480	5,198
Texas Tech University System Financing
System Revenue	5.000%	2/15/23 (2)	10,040	10,538
Texas Tech University System Financing
System Revenue	5.000%	2/15/24 (2)	11,940	12,529
Texas TRAN	1.500%	8/31/15	55,000	55,450
Texas Transportation Commission GO	5.000%	4/1/22	14,000	17,378
Texas Transportation Commission GO	5.000%	10/1/22	7,000	8,771
Texas Transportation Commission GO	5.000%	10/1/23	13,000	16,507
Texas Transportation Commission GO	5.000%	4/1/24	6,000	7,634
Texas Transportation Commission GO	5.000%	10/1/24	20,670	26,494
3 Texas Transportation Commission Mobility Fund
GO PUT	0.400%	10/1/18	75,000	75,035
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	9,500	9,989
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	10,000	10,544
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	8,850	9,331
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	10,555	11,129
Texas Transportation Commission Revenue	5.000%	4/1/16	2,000	2,113
Texas Transportation Commission Revenue	5.000%	4/1/20	20,000	21,934
Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	25,624
Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,479
1 Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/29	4,000	4,656

1 Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/30	10,375	12,039
1 Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/31	36,155	41,823
1 Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	15,000	17,664
1 Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	40,730	46,934
1 Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	53,015	60,808
1 Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	9,485	10,846
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	10,000	9,045
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,497
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,356
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,360
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,482
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	9,450
University of Houston Texas Revenue	5.000%	2/15/29	5,000	5,878
University of Texas System Revenue Financing
System Revenue	4.750%	2/15/17 (Prere.)	4,585	4,972
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	3,269
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	9,785	10,672
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	6,610	7,079
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/31	9,835	11,762
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/32	4,180	4,983
Williamson County TX GO	5.000%	2/15/23	6,000	7,393
				3,729,181
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,364
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,767
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,562
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	908
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	8,267
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,683
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.010%	2/6/15 LOC	6,530	6,530
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	2,000	2,259
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/23	1,045	1,185
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19	2,100	2,444
Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/32	2,000	2,353
Salt Lake County UT GO	5.000%	12/15/15	5,000	5,212
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,767
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,980
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	24,692

Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,686
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,918
Utah GO	5.000%	7/1/16	3,320	3,542
1 Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,350	1,669
1 Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,733
1 Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,734
1 Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	10,904
1 Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	2,330	2,807
1 Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,408
1 Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	12,312
1 Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	12,485
1 Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	8,405
Utah Water Finance Agency Revenue VRDO	0.030%	2/6/15	19,750	19,750
				186,326
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	8,833
Vermont Educational & Health Buildings
Financing Agency Revenue (Middlebury
College Project)	5.000%	11/1/31	4,130	4,927
				13,760
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	5,005
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,400
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,025	1,144
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/27	1,500	1,694
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,020	5,584
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/30	20,000	22,955
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	6,500	7,299
				47,081
Virginia (1.5%)
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,825
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/22	7,945	9,884
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/24	5,195	6,632
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/33	2,000	2,429
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,447
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/29	9,730	11,272
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,792
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,618

Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.000%	5/15/25	2,000	2,310
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	13,954
Fairfax County VA Public Improvement GO	5.000%	4/1/18 (Prere.)	2,050	2,322
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	13,148
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	5,341
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	9,018
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	10,315	12,716
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	3,058
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,920
Hampton VA GO	5.000%	1/15/20	3,000	3,484
Norfolk VA Water Revenue	5.000%	11/1/15	550	570
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	3,100
Richmond VA GO	5.000%	7/15/16	4,120	4,403
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,976
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,653
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,375	11,871
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,641
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,721
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,508
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	15,000	15,465
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	42,520	43,286
2 University of Virginia Revenue TOB VRDO	0.040%	2/2/15	7,400	7,400
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	5,679
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/24	5,335	5,872
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/25	5,665	6,219
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/26	5,955	6,537
Virginia Beach VA GO	5.000%	5/1/22	4,300	5,373
Virginia Beach VA GO	5.000%	5/1/23	4,300	5,451
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,531
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	1,020	1,070

Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	1,000	1,090
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	10,595	11,507
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	18,575	21,561
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	10,415	12,116
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,228
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	5,840	6,900
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15 (ETM)	155	159
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	2,845	2,927
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	405	434
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	430	461
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	450	482
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	475	509
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	495	531
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	7,605	8,150
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,000	8,574
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,405	9,008
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,845	9,479
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,610	9,227
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	2,000	2,364

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	3,715	4,484
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	22,418
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,470
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/24	2,790	3,420
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	21,000	25,605
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/24	1,800	2,201
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/25	5,035	6,118
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	5,040	6,097
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	2,000	2,416
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	2,100	2,528
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	13,765	16,394
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	12,560	15,052
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	5,260	6,317
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	30,140	35,703
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	31,550	37,373
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	10,000	11,751
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	11,940	12,778
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	7,815	8,668
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	11,540	13,837
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,943
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	10,677
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	7,434
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	12,718
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,146
				640,751
Washington (2.5%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	6,393
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	15,000	17,609

Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,000	23,971
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	3,250	4,023
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/23	3,500	4,389
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/24	1,250	1,584
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	6,000	7,297
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	10,000	12,124
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/32	5,000	6,039
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/15	6,710	6,848
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/16	9,735	10,388
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	19,000	23,531
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/28	13,000	16,013
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	19,669
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	20,590
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	21,553
King County WA GO	4.750%	1/1/34	3,075	3,366
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	1,000	1,111
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,551
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	6,454
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,020
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,374
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	10,289
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,857
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,936
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,432
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,468
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/29	3,700	4,535
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/30	3,000	3,657
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/31	3,650	4,436
Snohomish County WA School District No. 201
GO	5.250%	12/1/26	5,500	6,270
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/27	10,000	10,719
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/28	17,670	19,458
University of Washington Revenue	5.000%	4/1/15	9,830	9,912
University of Washington Revenue	5.000%	7/1/27	6,925	8,311
University of Washington Revenue	5.000%	4/1/28	10,195	12,090
University of Washington Revenue	5.000%	7/1/28	11,490	13,738
University of Washington Revenue	5.000%	7/1/29	7,500	8,930
University of Washington Revenue	5.000%	4/1/30	9,315	11,017

University of Washington Revenue	5.000%	7/1/30	10,495	12,441
University of Washington Revenue	5.000%	4/1/31	10,500	12,296
University of Washington Revenue	5.000%	4/1/32	11,375	13,300
University of Washington Revenue	5.000%	7/1/32	5,000	5,890
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,734
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,704
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,399
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,463
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,495
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,897
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	8,089
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	13,798
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,760
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,783
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,675
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,795
Washington GO	5.700%	10/1/15 (4)	2,105	2,184
Washington GO	5.000%	7/1/17	32,460	35,935
Washington GO	5.000%	7/1/18 (Prere.)	5,000	5,716
Washington GO	5.000%	7/1/19	6,940	8,163
Washington GO	0.000%	6/1/20 (14)	5,500	5,115
Washington GO	5.000%	7/1/20	10,000	11,086
Washington GO	5.000%	8/1/20	4,845	5,680
Washington GO	5.000%	7/1/22	20,000	24,755
Washington GO	5.000%	7/1/23	10,000	12,319
Washington GO	5.000%	7/1/23	31,290	39,233
Washington GO	5.000%	7/1/24	2,875	3,643
Washington GO	5.000%	7/1/24	5,000	6,114
Washington GO	5.000%	1/1/25	1,750	2,084
Washington GO	5.000%	7/1/25	50,585	63,728
Washington GO	5.000%	2/1/28	10,000	11,772
Washington GO	5.000%	2/1/29	6,790	7,741
Washington GO	5.000%	2/1/29	9,650	11,360
Washington GO	5.000%	2/1/30	8,545	10,334
Washington GO	5.000%	8/1/30	20,980	24,883
Washington GO	5.000%	6/1/31	5,250	6,190
Washington GO	5.000%	8/1/31	13,860	16,853
Washington GO	5.000%	2/1/32	6,170	7,211
Washington GO	5.000%	6/1/32	5,500	6,485
Washington GO	5.000%	8/1/32	29,775	35,546
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,265
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,428
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,997
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,677

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,429
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/23 (4)	3,425	3,923
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/24 (4)	3,550	4,052
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,675	4,180
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,625	4,124
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,550	4,030
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,800	4,314
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/27 (4)	3,925	4,456
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,000	26,398
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,849
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	22,507
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/25	1,710	2,112
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,244
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	17,745	18,911
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,407
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,700	3,098
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,268
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/21	2,580	2,915
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/22	3,005	3,395
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/23	4,470	5,051
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/24	2,000	2,260
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/28	1,675	1,872
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/33	2,840	3,170
Washington State University General Revenue	5.000%	10/1/28	3,070	3,679
Washington State University General Revenue	5.000%	10/1/29	3,070	3,679
Washington State University General Revenue	5.000%	10/1/30	3,140	3,752
Washington State University General Revenue	5.000%	10/1/31	3,170	3,738
Washington State University General Revenue	5.000%	10/1/32	1,600	1,883

Washington State University Student Fee
Revenue	5.000%	10/1/31 (2)	15,950	16,707
				1,053,371
West Virginia (0.3%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/19	1,395	1,621
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/21	3,500	4,155
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/22	2,055	2,434
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/23	1,745	2,060
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/25	2,445	2,863
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/27	5,085	5,919
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/25	2,000	2,408
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/27	1,500	1,784
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/28	2,000	2,365
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/29	2,000	2,356
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/17	6,335	6,935
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	5,591
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,432
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,560	4,095
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,265	3,732
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/24	2,840	3,430
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/25	2,880	3,448
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/26	2,280	2,713
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/27	2,840	3,352
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/28	3,095	3,638
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/18	1,920	2,167

West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/24	12,620	14,186
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/20	2,500	2,838
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/22	5,810	6,578
West Virginia University Revenue	5.000%	10/1/17	1,500	1,673
West Virginia University Revenue	5.000%	10/1/30	3,000	3,508
West Virginia Water Development Authority
(Chesapeake Bay & Greenbrier River
Projects)	5.000%	7/1/27	2,710	3,333
West Virginia Water Development Authority
(Chesapeake Bay & Greenbrier River
Projects)	5.000%	7/1/31	3,435	4,129
West Virginia Water Development Authority
(Chesapeake Bay & Greenbrier River
Projects)	5.000%	7/1/33	3,690	4,412
				111,155
Wisconsin (0.7%)
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/30	1,890	2,278
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/31	2,000	2,402
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/32	2,000	2,392
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/33	1,500	1,787
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/34	1,500	1,780
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/35	1,500	1,777
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	1,884
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	4,370
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,402
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	756
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,081
Wisconsin GO	5.000%	5/1/15	3,000	3,037
Wisconsin GO	5.000%	5/1/15 (Prere.)	6,000	6,074
Wisconsin GO	5.500%	5/1/15 (14)	15,000	15,205
Wisconsin GO	5.000%	5/1/16	4,000	4,241
Wisconsin GO	5.000%	11/1/17	4,500	5,047
Wisconsin GO	5.000%	5/1/18	3,800	4,327
Wisconsin GO	5.000%	5/1/18 (Prere.)	7,135	8,093
Wisconsin GO	5.000%	5/1/22	3,500	4,154
Wisconsin GO	5.000%	5/1/22	10,425	12,671
Wisconsin GO	5.000%	5/1/25	7,500	9,197
Wisconsin GO	5.000%	5/1/26	10,000	12,622
Wisconsin GO	5.000%	5/1/27	2,750	3,333
Wisconsin GO	5.000%	5/1/27	1,400	1,697
Wisconsin GO	6.000%	5/1/27	10,000	12,031
Wisconsin GO	5.000%	5/1/28	2,060	2,482
Wisconsin GO	5.000%	5/1/29	1,715	2,054

Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19	4,110	4,737
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20	3,240	3,801
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/21	5,230	6,173
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	3,295	3,849
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	34,215	41,179
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,738
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	13,324
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,859
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/28	12,110	14,585
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/29	12,000	14,372
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/24	700	843
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,184
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,753
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,938
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin) VRDO	0.020%	2/6/15 LOC	8,000	8,000
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	11,800	13,459
Wisconsin Health & Educational Facilities
Authority Revenue (Prohealth Care Obligated
Group)	5.000%	8/15/30	2,000	2,364
Wisconsin Health & Educational Facilities
Authority Revenue (Prohealth Care Obligated
Group)	5.000%	8/15/31	1,650	1,940
Wisconsin Health & Educational Facilities
Authority Revenue (Prohealth Care Obligated
Group)	5.000%	8/15/33	1,250	1,461
Wisconsin Health & Educational Facilities
Authority Revenue (Prohealth Care Obligated
Group)	5.000%	8/15/34	1,250	1,457
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	0.020%	2/6/15	4,350	4,350
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	4,000	4,685

Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/33	3,500	4,091
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,320
Wisconsin Transportation Revenue	5.000%	7/1/29	5,100	5,717
Wisconsin Transportation Revenue	5.000%	7/1/30	7,000	8,319
				314,672
Total Tax-Exempt Municipal Bonds (Cost $37,864,568)				40,711,884
			Shares
Temporary Cash Investment (4.0%)
Money Market Fund (4.0%)
4 Vanguard Municipal Cash Management Fund
(Cost $1,687,417)	0.021%		1,687,417,000	1,687,417

Total Investments (100.7%) (Cost $39,551,985)				42,399,301
Other Assets and Liabilities-Net (-0.7%)				(280,672)
Net Assets (100%)				42,118,629

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2015.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $461,540,000, representing 1.1% of net assets.

3 Adjustable-rate security.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note. COP - Certificate of Participation. CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note. GO - General Obligation Bond. PILOT – Payments in Lieu of Taxes. PUT - Put Option Obligation.

RAN - Revenue Anticipation Note. TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note. VRDO - Variable Rate Demand Obligation. VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity. (Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

Intermediate-Term Tax-Exempt Fund

(1) MBIA (Municipal Bond Investors Assurance). (2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

Intermediate-Term Tax-Exempt Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	40,711,884	—
Temporary Cash Investments	1,687,417	—	—
Total	1,687,417	40,711,884	—

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at January 31, 2015.

D. At January 31, 2015, the cost of investment securities for tax purposes was $39,592,460,000. Net unrealized appreciation of investment securities for tax purposes was $2,806,841,000, consisting of unrealized gains of $2,812,145,000 on securities that had risen in value since their purchase and $5,304,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

Tax-Exempt Municipal Bonds (97.8%)
Alabama (1.1%)
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	10,945	12,556
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/42	3,325	3,802
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	5,000	5,937
Auburn University Alabama General Fee
Revenue	5.000%	6/1/42	8,455	9,657
Birmingham AL GO	0.000%	3/1/27	2,500	2,657
Birmingham AL GO	0.000%	3/1/37	2,500	2,572
Houston County AL Health Care Authority
Revenue	5.250%	10/1/30 (2)	9,000	9,163
Huntsville AL GO	5.000%	5/1/26	2,860	3,398
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	8,834
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,670	9,803
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,109
Jefferson County AL Sewer Revenue	6.500%	10/1/53	10,525	12,287
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,260
				95,035
Alaska (0.1%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	6,963

Arizona (1.3%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/31	2,000	2,353
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/32	2,365	2,774
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/37	3,750	4,315
Arizona COP	5.000%	9/1/23 (4)	12,140	13,554
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/42	2,500	2,741
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	12,500	13,686
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/25	8,925	11,270
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	5,012
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	11,175	13,097
Maricopa County AZ Industrial Development
Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	5,050	5,364
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	6,285

Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	4,000	4,754
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	6,375	7,556
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21 (14)	5,135	5,458
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	10,000	11,418
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,407
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,197
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	606
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,687
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	785	960
				117,494
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	1,015	1,042
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/31	2,170	2,610
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/32	2,845	3,403
				7,055
California (14.4%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	2,611
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	4,541
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,000	5,932
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/29	8,300	10,166
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,000	11,612
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	8,000	8,761
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/32	2,060	2,427
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	10,000	11,483
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.120%	4/1/24	10,000	10,206
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,650	8,719
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,375	6,121
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,000	6,048
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	7,275	8,323
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,995	9,579
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	10,000	12,653

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	285	324
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	2,005	2,365
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,142
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,693
California GO	5.000%	9/1/20	5,130	5,516
California GO	5.000%	11/1/22	15,000	18,772
California GO	5.000%	9/1/23	4,285	5,402
California GO	5.000%	9/1/23	2,000	2,465
California GO	5.250%	9/1/24	12,500	15,350
California GO	5.250%	10/1/24	3,000	3,692
California GO	5.000%	11/1/24	10,000	12,744
California GO	5.625%	4/1/26	21,900	25,937
California GO	5.000%	10/1/27	4,500	5,440
California GO	5.000%	10/1/29	5,000	6,145
California GO	5.000%	10/1/30	12,600	15,375
California GO	5.000%	11/1/31	5,000	5,986
California GO	6.000%	3/1/33	4,000	4,956
California GO	6.500%	4/1/33	41,500	51,181
California GO	6.000%	11/1/35	10,000	12,284
California GO	5.000%	9/1/36	3,250	3,801
California GO	6.000%	4/1/38	10,340	12,498
California GO	6.000%	11/1/39	6,500	8,029
California GO	5.000%	9/1/41	5,000	5,735
California GO	5.000%	9/1/42	11,360	13,192
California GO	5.000%	2/1/43	5,500	6,388
California GO	5.000%	4/1/43	1,000	1,164
California GO	5.000%	11/1/43	5,000	5,874
California GO	5.000%	12/1/43	8,250	9,704
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	6,443
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,614
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	5,316
California Health Facilities Financing Authority
Revenue (Pomona Valley Hospital Medical
Center)	5.750%	7/1/15 (14)	1,820	1,829
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,367
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	9,400
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	6,000	7,239
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	15,000	18,169
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,800	15,995
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	5,000	5,917

California Public Works Board Lease Revenue
(Community Colleges)	5.625%	3/1/16 (2)	4,290	4,309
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	10,000	12,141
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	1,125	1,301
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/28	4,000	4,779
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/30	4,205	5,010
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	1,320	1,644
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/32	7,280	8,819
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	14,705	16,989
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,834
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	2,615	3,054
California State University Revenue Systemwide	5.000%	11/1/32 (4)	10,000	10,905
California State University Revenue Systemwide	5.250%	11/1/34	8,600	10,017
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	6,200	7,206
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	27,461
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.500%	12/1/54	10,000	11,322
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	13,975	15,792
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,643
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	4,000	4,455
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	4,175	5,068
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	12,005
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/34	3,000	3,398
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,528
Contra Costa CA Community College District
GO	4.000%	8/1/29	5,725	6,260
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/29	1,705	1,977
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/32	1,500	1,715
2 East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	3,400	4,180
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,737

Foothill-De Anza CA Community College District
GO	5.000%	8/1/36	1,645	1,989
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	10,000	11,818
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,617
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	17,179
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	6,231
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,748
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,943
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,600	7,593
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	12,322
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	11,013
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,544
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,317
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	12,500	12,770
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,555	1,879
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,500	3,001
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	11,770	14,127
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/38	4,000	4,619
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,842
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	3,500	4,089
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	9,000	10,436
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,980	7,729
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,435	8,233
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	27,240	30,163
Los Angeles CA Unified School District GO	5.000%	7/1/25 (3)	10,000	10,199
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	8,104
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	8,502
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	13,232
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	2,790	3,250
M-S-R California Energy Authority Revenue	6.125%	11/1/29	4,700	6,157
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	6,185	7,245
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	3,000	3,615
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	5,000	5,801
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	6,229
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	16,020	19,290
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	3,177
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,560
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	1,930
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	10,929

Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/44	3,000	3,532
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	1,000	1,175
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	5,750	6,965
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	1,385	1,666
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	3,250	3,674
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	12,132
San Bernardino CA Community College District
GO	4.000%	8/1/27	10,000	11,130
San Bernardino CA Community College District
GO	0.000%	8/1/44	5,000	1,497
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,655
San Diego CA Community College District GO	5.000%	8/1/36	1,500	1,778
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	5,770	6,869
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	11,687
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	6,073
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	5,450	6,339
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	3,000	3,656
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/37	1,125	1,352
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	2,000	2,375
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	10,000	11,984
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	9,000	10,435
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	5,255	6,095
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	6,315
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,116
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/43 (15)	5,140	5,791
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/33	5,000	5,617
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,369
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,369
San Ramon Valley CA Unified School District
GO	4.000%	8/1/29	3,495	3,883
Santa Monica CA Community College District
GO	0.000%	8/1/25	5,490	4,239
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	960	991
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	11,207
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	5,975

Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,670	3,163
State Center California Community College
District GO	5.000%	8/1/31 (4)	16,100	17,529
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,368
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,775
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	3,030	3,288
Union CA Elementary School District GO	5.000%	9/1/49	3,990	4,732
University of California Revenue	5.250%	5/15/37	3,000	3,661
University of California Revenue	5.000%	5/15/38	20,000	23,510
University of California Revenue	5.250%	5/15/38	10,000	12,184
Ventura County CA Community College District
GO	5.500%	8/1/33	12,000	13,897
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	14,450
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	10,224
Washington Township CA Health Care District
GO	5.500%	8/1/38	5,125	6,355
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	8,200	9,483
				1,274,156
Colorado (1.7%)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,578
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,796
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,456
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,672
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	9,215
Denver CO City & County COP VRDO	0.030%	2/2/15	6,245	6,245
Denver CO City & County COP VRDO	0.030%	2/2/15	12,730	12,730
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,795	5,768
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	10,185	9,991
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	13,000	11,882
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	20,775	16,741
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	7,085
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	16,500	9,696
Northwest Parkway Public Highway Authority
Colorado Revenue	5.800%	6/15/16 (Prere.)	16,000	17,193
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,783
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	16,916
University of Colorado Enterprise System
Revenue	5.750%	6/1/19 (Prere.)	1,000	1,207
				150,954

Connecticut (1.5%)
Connecticut GO	5.000%	11/1/16	2,000	2,162
Connecticut GO	5.000%	12/1/19	8,225	9,721
Connecticut GO	5.000%	6/1/23	5,000	6,141
Connecticut GO	5.000%	10/15/23	2,500	3,090
Connecticut GO	5.000%	10/15/24	5,925	7,269
Connecticut GO	5.000%	4/15/25	10,000	12,159
Connecticut GO	5.000%	4/15/26	5,000	6,062
Connecticut GO	5.000%	10/15/26	4,140	5,064
Connecticut GO	5.000%	11/1/26	3,000	3,629
Connecticut GO	5.000%	3/1/27	3,000	3,613
Connecticut GO	4.000%	11/15/30	12,605	13,802
Connecticut GO	5.000%	10/15/31	1,850	2,220
Connecticut GO	5.000%	6/15/32	8,905	10,714
Connecticut GO	5.000%	6/15/33	6,255	7,497
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/25	1,860	2,265
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/26	1,955	2,367
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/27	1,850	2,226
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/32 (7)	4,805	5,250
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	2,990	3,291
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/31	7,500	8,992
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/33	7,000	8,450
Hartford CT GO	5.000%	4/1/24	1,215	1,483
Hartford CT GO	5.000%	4/1/27	1,650	1,962
Hartford CT GO	5.000%	4/1/28	3,565	4,217
				133,646
Delaware (0.0%)
University of Delaware Revenue	5.000%	11/1/32	1,990	2,377
University of Delaware Revenue	5.000%	11/1/33	1,000	1,190
				3,567
Dist Of Columbia (0.7%)
District of Columbia GO	5.000%	6/1/31	10,000	12,153
District of Columbia Income Tax Revenue	5.000%	12/1/23	4,110	5,211
District of Columbia Revenue (Georgetown
University)	5.500%	4/1/36	5,000	5,612
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	10,000	11,651
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	13,000	14,808
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	8,262
				57,697
Florida (8.4%)
Alachua County FL Health Facilities Authority
Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,762

Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Inc. Project)	6.250%	12/1/16 (14)	3,800	4,006
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/44	15,000	17,290
Boynton Beach FL Utility System Revenue	5.375%	11/1/15 (14)	2,665	2,752
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/19 (Prere.)	7,000	8,724
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,738
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	16,295
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,390
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	17,500	20,449
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	6,000	6,622
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,749
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,411
Florida Board of Education Capital Outlay GO	5.000%	6/1/33	3,000	3,499
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	14,477
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	3,000	4,008
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/34	2,695	3,054
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/35	7,000	7,933
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	8,175	9,282
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/21	8,610	9,806
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,000	5,489
Florida Municipal Power Agency Revenue	5.000%	10/1/31	6,075	6,784
Florida Municipal Power Agency Revenue	6.250%	10/1/31	2,000	2,401
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,314
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,444
Gainesville FL Utilities System Revenue VRDO	0.020%	2/2/15	8,200	8,200
Halifax Hospital Medical Center Florida Hospital
Revenue	5.500%	6/1/38 (4)	3,000	3,347
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	254
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	192
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	266
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,870
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	7,085	7,672

Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	12,750	14,725
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	8,500	9,709
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,904
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.030%	2/6/15	11,300	11,300
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	4,889
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/33	3,500	4,058
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/27	2,500	2,714
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/37	3,800	4,081
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/30	5,000	5,592
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,371
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	12,480	13,378
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/17 (Prere.)	14,290	15,926
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,635
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,000	2,234
Miami FL Special Obligation Revenue (Street &
Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,295
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/21	2,000	2,409
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,506
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,165	2,608
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,485
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	4,720	5,626
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	2,000	2,317
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	14,165	16,090
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	4,270	4,845
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,200	6,096
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	10,443
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	1,775	2,060
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,649

Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/16 (Prere.)	17,240	18,379
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.000%	6/1/28 (14)	2,090	2,114
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,646
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,514
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	10,000	11,102
Miami-Dade County FL School Board COP	5.250%	5/1/31 (12)	8,165	9,066
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	6,263
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,918
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	10,000	11,613
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,500	2,872
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31 (10)	5,000	5,276
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	7,000	8,096
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (10)	4,385	4,891
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,000	7,750
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,425	1,678
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	575	642
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,632
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,000	2,199
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/16 (14)	1,010	1,064
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	7,224
Orange County FL School Board COP	5.000%	8/1/23 (Prere.)	5,000	5,544
Orange County FL Tourist Development
Revenue	4.750%	10/1/32 (10)	8,500	8,978
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28	2,000	2,330
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28 (4)	5,000	5,824
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	1,000	1,155
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32 (4)	5,340	5,784
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	3,675	4,198
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/33	3,555	4,068
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/39	2,500	2,860
Orlando FL Utility Commission Water & Electric
Revenue	5.000%	10/1/15 (Prere.)	2,100	2,168
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,337
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,414

Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,207
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,090
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,700	1,887
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	8,000	8,889
Palm Beach County FL School Board COP	5.000%	8/1/24 (14)	7,135	7,858
Palm Beach County FL School Board COP	5.000%	8/1/27 (14)	2,000	2,188
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	25,000	29,240
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	2,000	2,155
Polk County FL Public Facilities Revenue	5.000%	12/1/15 (Prere.)	17,835	18,557
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	10,000	11,392
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,242
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	10,000	11,304
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,493
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	3,228
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,124
Seminole County FL Water & Sewer Revenue	6.000%	10/1/19 (14)	510	525
Seminole County FL Water & Sewer Revenue	5.000%	10/1/36	4,400	4,683
South Florida Water Management District COP	5.000%	10/1/36 (2)	10,000	10,637
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/20	5,000	5,545
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/22	5,000	5,534
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/45	5,000	5,767
St. Johns County FL Industrial Development
Authority Health Care Revenue (Vicars
Landing Project)	5.000%	2/15/17	485	498
St. Johns County FL Ponte Vedra Utility
Systems Revenue	5.000%	10/1/30 (4)	3,650	3,754
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	2,000	2,411
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,174
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.250%	7/1/44	3,000	3,387
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	11,010	12,269
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,701
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,731
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/34	7,000	7,887
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,182
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,987
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,275

Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	7,407	8,586
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	1,525	1,890
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/31	1,600	1,973
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/32	1,750	2,157
				743,431
Georgia (2.1%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	3,360	3,959
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	3,026
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,786
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,175
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,772
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,914
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	8,839
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33 (14)	11,650	11,695
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,281
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,783
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,564
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.500%	8/15/54	10,000	11,962
Georgia GO	5.000%	2/1/22	9,000	11,194
Georgia GO	5.000%	7/1/29	2,000	2,366
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/30	4,315	5,099
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/39	7,000	8,055
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	2,815	3,440
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,962
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	5,116
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,851
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	310	332
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	1,680	1,903
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	10,305	12,014
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	18,528
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	6.250%	7/1/18	6,840	7,544
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	8,060
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	3,000	3,585
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,737

Private Colleges & University Authority of
Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	1,370	1,432
				181,974
Hawaii (0.7%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.500%	7/1/38	4,360	5,166
Hawaii GO	5.000%	12/1/18	2,000	2,321
Hawaii GO	5.000%	12/1/21	5,150	6,341
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,823
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,861
Honolulu HI City & County GO	5.250%	4/1/28	8,000	9,293
Honolulu HI City & County GO	5.250%	4/1/30	8,000	9,279
Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,385
Honolulu HI City & County GO	5.250%	8/1/34	3,025	3,607
Honolulu HI City & County Wastewater System
Revenue	5.250%	7/1/36	5,000	5,869
University of Hawaii Revenue	6.000%	10/1/38	2,500	3,000
				58,945
Idaho (0.2%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/33	6,000	7,053
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,430
				14,483
Illinois (8.4%)
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/16 (14)	8,500	8,420
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,225	6,158
Chicago IL Board of Education GO	5.500%	12/1/39	10,000	10,964
Chicago IL Board of Education GO	5.000%	12/1/42	19,925	21,006
Chicago IL GO	5.600%	1/1/16 (Prere.)	7,010	7,427
Chicago IL GO	5.610%	1/1/16 (Prere.)	3,695	3,915
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,985	8,464
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,262
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,012
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,252
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,606
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,371
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,964
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	8,754
Chicago IL Midway Airport Revenue	5.000%	1/1/34	3,300	3,807
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,973
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,301
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25 (4)	17,000	18,952
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	19,620
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/41	3,000	3,671
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/43	9,000	10,363
3 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.170%	2/6/15 (12)	5,805	5,805
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,454
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	33,885
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,665
Chicago IL Sales Tax Revenue	5.250%	1/1/38	2,055	2,315
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	6,400	7,425

Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	10,256
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,911
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,149
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,852
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/23	4,695	5,860
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	16,580	18,667
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/34	7,750	8,823
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	5,000	5,712
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/42	17,895	20,290
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	5,908
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,778
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/39	5,000	5,478
Illinois Finance Authority Revenue (Central
DuPage Health)	5.250%	11/1/39	4,000	4,590
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/36	15,000	17,396
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	10,000	10,919
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	2,500	2,595
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.250%	5/15/47	9,670	10,085
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/42	2,000	2,218
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.020%	2/6/15 LOC	11,800	11,800
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,306
3 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.030%	2/2/15	6,400	6,400
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	15,000	18,138
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,360	7,550
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,619
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,433
2 Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	4,000	4,700
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	16,000	18,990
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/35 (4)	5,120	5,832
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	3,000	3,444
Illinois Finance Authority Revenue (University of
Chicago)	5.500%	7/1/18 (Prere.)	10,000	11,608

Illinois Finance Authority Revenue (University of
Chicago)	5.750%	7/1/18 (Prere.)	7,750	9,061
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	913
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/33	10,000	11,945
Illinois GO	5.000%	8/1/20	10,000	11,472
Illinois GO	5.000%	3/1/21	4,000	4,583
Illinois GO	5.000%	8/1/21	7,000	8,048
Illinois GO	5.000%	8/1/23	1,500	1,735
Illinois GO	5.000%	8/1/24	9,000	10,178
Illinois GO	5.000%	2/1/25	2,270	2,607
Illinois GO	5.000%	8/1/25	2,000	2,247
Illinois GO	5.250%	2/1/32	8,075	9,032
Illinois GO	5.250%	2/1/33 (4)	5,200	5,893
Illinois GO	5.500%	7/1/33 (4)	3,350	3,915
Illinois GO	5.250%	2/1/34 (4)	3,125	3,536
Illinois GO	5.000%	5/1/34	2,000	2,191
Illinois GO	5.000%	5/1/36	3,000	3,271
Illinois GO	5.500%	7/1/38	7,500	8,533
Illinois GO	5.000%	5/1/39	5,000	5,423
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	15,320	18,088
Illinois Sales Tax Revenue	5.000%	6/15/17	3,000	3,310
Illinois Sports Facility Authority Revenue	5.500%	6/15/15 (Prere.)	2,915	3,002
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,282
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (Prere.)	7,095	7,239
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	3,465	3,694
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	2,600	2,772
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,969
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	22,246
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,714
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,623
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	11,514
Illinois Toll Highway Authority Revenue	5.000%	1/1/39	2,000	2,318
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	7,174
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	2,124
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,729
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	9,210	10,078
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	5,000	6,135
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/24 (14)	2,715	2,002
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	2,000	2,350
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	3,965	4,414
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,964

Springfield IL Water Revenue	5.000%	3/1/37	8,000	9,113
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,523
				745,078
Indiana (1.1%)
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,945
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,398
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/42	9,000	10,104
Indiana Finance Authority Lease Revenue	5.000%	2/1/21	2,500	3,046
Indiana Finance Authority Revenue (BHI Senior
Living)	6.000%	11/15/41	10,000	11,647
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	6,500	7,189
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	8,040
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	8,186
3 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.030%	2/2/15	10,400	10,400
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	11,509
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	6,075
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	10,452
St. Joseph County IN Educational Facilities
Revenue (University of Notre Dame Du Lac
Project) VRDO	0.010%	2/6/15	5,900	5,900
				98,891
Iowa (0.3%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	3,000	3,214
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	3,000	3,191
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,571
				22,976
Kansas (0.1%)
Kansas Department of Transportation Highway
Revenue VRDO	0.010%	2/6/15	4,300	4,300
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/44	2,750	3,183
				7,483
Kentucky (1.0%)
Kentucky Asset/Liability Commission General
Fund Revenue	0.556%	11/1/17 (14)	4,625	4,629
Kentucky Asset/Liability Commission General
Fund Revenue	0.676%	11/1/21 (14)	23,165	23,588

Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,596
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,882
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/34	2,000	1,504
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/43	10,000	7,416
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.750%	7/1/49	10,100	11,891
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	5,000	5,936
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	13,000	15,394
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	4,500	5,066
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/35	1,600	1,807
				89,709
Louisiana (1.0%)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/33	5,405	6,515
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/34	5,290	6,355
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	8,065	8,164
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	6,880	6,965
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	5,000	5,062
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	2,500	2,649
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,927
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,000	5,931
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/37	2,500	2,961
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	14,000	16,621
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	4,000	4,738
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/29	3,000	3,534
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,233
Louisiana State University Revenue	5.000%	7/1/25	505	617

New Orleans LA GO	0.000%	9/1/16 (2)	5,885	5,704
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,396
				86,372
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,643
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center Obligated Group)	5.000%	7/1/33	1,500	1,680
Maine Health & Higher Educational Facilities
Authority Revenue (Stephens Memorial
Hospital Association)	5.000%	7/1/39	5,100	5,824
				12,147
Maryland (0.6%)
Anne Arundel County MD GO	5.000%	4/1/20	2,640	3,170
Baltimore County MD GO	5.000%	2/1/26	2,800	3,382
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,932
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,789
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/28 (12)	500	523
Maryland GO	5.000%	8/1/15	2,425	2,485
Maryland GO	5.000%	3/1/16	3,720	3,914
Maryland GO	5.000%	8/1/25	6,495	8,031
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	11,336
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (14)	10,285	12,547
				56,109
Massachusetts (3.6%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	2,500	2,832
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21 (ETM)	5,440	5,808
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	6,070	7,499
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	4,231
3 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.120%	2/6/15	10,300	10,300
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (ETM)	7,460	7,346
Massachusetts College Building Authority
Revenue	5.000%	5/1/35	2,500	2,891
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	9,192
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	9,192
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,760
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,749

Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	10,000	11,751
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	3,000	3,542
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,938
Massachusetts GO	5.000%	10/1/16	3,000	3,232
Massachusetts GO	5.000%	10/1/17	3,000	3,351
Massachusetts GO	5.000%	8/1/36	9,855	11,662
Massachusetts GO	4.000%	6/1/43	1,000	1,062
1 Massachusetts GO PUT	0.320%	8/1/17	5,000	4,999
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/31	8,500	9,211
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	21,500	25,138
3 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.020%	2/2/15	2,015	2,015
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/30 (14)	7,460	7,591
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.030%	2/2/15	2,600	2,600
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.030%	2/2/15	1,400	1,400
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,755	7,960
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	10,264
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,400	2,463
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	15,485	15,894
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	745	765
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	12,102
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	2,000	2,396
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,598
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	9,281
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/35	4,000	4,738
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	5,000	6,263
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	14,540	16,281
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	3,000	3,601
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31 (2)	21,000	22,376
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	12,000	13,152

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	5,000	5,821
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,183
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	4,500	5,340
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	10,795	12,546
				320,316
Michigan (1.9%)
Detroit MI GO	5.000%	4/1/15 (12)	446	448
Detroit MI GO	5.000%	4/1/15 (12)	2,429	2,443
Detroit MI GO	5.000%	4/1/16 (12)	467	483
Detroit MI GO	5.000%	4/1/16 (12)	2,548	2,635
Detroit MI GO	5.000%	4/1/17 (12)	491	520
Detroit MI GO	5.000%	4/1/17 (12)	2,679	2,837
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,052
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,101
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/26 (4)	2,500	2,800
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	17,330	20,066
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	1/15/42	10,805	11,981
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,634
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,360
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	15,275
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	5,000	5,610
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	7,500	8,364
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	3,670	3,970
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,907
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/23	6,785	8,460
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,844
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,790
Michigan GO	5.250%	9/15/26 (4)	14,000	15,560
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/39	5,000	5,746
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	9,000	10,978
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/48	2,300	2,552
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	11,153
Michigan State University Revenue	5.000%	8/15/26	1,165	1,429
Michigan State University Revenue	5.000%	8/15/27	1,000	1,218
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	8,000	9,771

Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,522
				169,509
Minnesota (0.8%)
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	4,250	5,079
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/29	11,120	12,179
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/30	11,505	12,523
Minnesota COP	5.000%	6/1/31	3,730	4,537
Minnesota GO	5.000%	10/1/16 (ETM)	25	27
Minnesota GO	5.000%	10/1/16	2,825	3,044
Minnesota GO	5.000%	8/1/23	3,180	4,042
Minnesota GO	5.000%	8/1/32	10,000	12,370
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/17	1,940	2,143
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/19	2,100	2,424
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,439
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,910
				71,717
Mississippi (0.4%)
Mississippi State University Educational Building
Corp. Revenue	5.250%	8/1/38	2,500	2,971

S.M. Educational Building Corp. Mississippi
Revenue (Residence Hall Construction &
Refunding Project)	5.000%	3/1/43	14,490	16,680

Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	11,610
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,398
				36,659
Missouri (1.2%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/44	4,670	5,375
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,832
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/33	5,000	5,558
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,190	6,235
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,000	11,965
Kansas City MO Special Obligation Revenue
(Kansas City Downtown Redevelopment
District)	5.000%	9/1/39	3,150	3,660
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	7,685	7,790
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	3,500	3,903

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Lester
Cox Medical Center)	5.250%	6/1/15 (14)	1,415	1,431
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	14,950	17,454
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.375%	3/15/39	8,000	8,976
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.030%	2/2/15	2,990	2,990
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/25	16,900	21,496
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.750%	1/1/16 (Prere.)	5,000	5,250
				103,915
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/31	3,575	3,760

Nebraska (0.7%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,822
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	30,000	34,864
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,000	2,318
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,460
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/18 (Prere.)	5,000	5,716
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,752
				57,932
Nevada (0.8%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,677
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.020%	2/6/15 LOC	15,000	15,000
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	11,710	12,521
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,253
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,857
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	9,285
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,359
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,661
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	11,574
				72,187
New Hampshire (0.3%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,813
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,486

New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	7,955	8,566
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	8,000	9,589
				22,454
New Jersey (4.1%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,894
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/15 (ETM)	10,820	11,154
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	6,515	6,542
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	11,738
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,431
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	12,335
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	11,169
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	22,592
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	22,000	22,625
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	3,433
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	9,270
3 New Jersey GO TOB VRDO	0.040%	2/2/15 LOC	4,900	4,900
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/29	7,335	8,515
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.020%	2/6/15 LOC	4,300	4,300
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	9,498
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.020%	2/2/15 LOC	2,200	2,200
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	2,050	2,166
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	545	567
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	36,000	43,581
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	5,000	5,875
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	10,260
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	5,180	6,155
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	10,221

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,289
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	8,841
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/28	12,000	13,711
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	16,000	8,964
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	1,925	2,160
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	7,400	8,412
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	17,000	8,044
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	2,000	2,457
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,251
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,300	6,181
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	286
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	190	201
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)(ETM)	270	286
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	8,000	9,352
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	10,795	12,604
New Jersey Turnpike Authority Revenue	5.150%	1/1/35 (2)	34,500	36,948
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,268
				360,676
New Mexico (0.3%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/39	6,500	7,327
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/42	14,820	16,681
				24,008
New York (15.1%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	7,268
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/22	2,000	2,446
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	9,889
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,710	8,111
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	28,730	33,778
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	3,000	3,552
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	2,000	2,306

Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	4,000	4,594
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	3,000	3,344
New York City NY GO	5.000%	8/1/17 (Prere.)	780	865
New York City NY GO	5.000%	8/1/22	10,000	12,242
New York City NY GO	5.000%	4/1/23	10,855	13,312
New York City NY GO	5.000%	8/1/23	9,550	11,786
New York City NY GO	5.000%	8/1/23	5,000	6,204
New York City NY GO	5.125%	12/1/23	12,875	14,511
New York City NY GO	5.000%	8/1/24	4,220	4,686
New York City NY GO	5.000%	8/1/24	10,195	12,544
New York City NY GO	5.000%	8/1/24	4,665	5,703
New York City NY GO	5.000%	8/1/25	9,160	11,161
New York City NY GO	5.000%	8/1/25	5,000	6,092
New York City NY GO	5.000%	8/1/25	5,000	5,814
New York City NY GO	5.000%	8/1/27	7,000	8,135
New York City NY GO	5.000%	8/1/31	5,000	5,930
New York City NY GO	5.000%	3/1/32	5,000	5,894
New York City NY GO	5.000%	8/1/32	8,030	9,532
New York City NY GO	5.000%	8/1/32	5,000	5,903
New York City NY GO	5.000%	10/1/32	5,260	6,184
New York City NY GO	5.000%	8/1/35	1,500	1,748
New York City NY GO VRDO	0.030%	2/2/15 LOC	4,100	4,100
New York City NY GO VRDO	0.030%	2/2/15	4,100	4,100
New York City NY GO VRDO	0.030%	2/2/15	4,100	4,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,841
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	7,613
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	3,922
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	7,599
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,379
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,594
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	16,753
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,706
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,762
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	4,101
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,646
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,676
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	4,955

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	12,000	14,316
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,965
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	10,000	11,427
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	25,047
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	4,110	4,930
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	13,775	15,731
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	9,065	10,445
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	7,227
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,151
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/2/15	4,500	4,500
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/28	12,000	13,393
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,000	5,935
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	800	946
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	16,000	18,694
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,816
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	11,706
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	3,222
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	5	6
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	865	1,015
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,451
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	15,000	18,145
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	11,775	12,780
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	2,500	2,947
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,836
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	6,135	7,036
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,940	12,717
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	10,000	11,902
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	9,000	10,629

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	7,135	8,489
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	15,875	18,568
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	4,500	5,194
3 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.030%	2/2/15	15,400	15,400
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,448
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	14,000
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,658
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,556
New York Liberty Development Corp. Revenue	5.750%	11/15/51	13,000	15,516
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,579
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,814
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	5,943
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,000	7,232
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,500	7,699
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	4,750	5,626
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	6,000	7,203
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	11,935	14,068
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,357
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	4,500	5,285
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,400	6,304
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	11,105	13,317
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	5,000	5,793
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,550	9,906
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	7,500	8,666
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,299
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	6,089
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,653
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	12,370
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,400
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,771
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,507

New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,941
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,472
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	10,000	11,670
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,000	9,285
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/40	8,700	10,022
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.020%	2/6/15	17,495	17,495
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19 (ETM)	10	12
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	12,795
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	2,300	2,677
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	5,000	5,031
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	5,000	5,432
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	9,765	11,451
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/20	10,000	11,760
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	4,750	5,443
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	26,300	31,745
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/31	9,730	11,512
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/31	2,000	2,406
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,000	11,700
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	22,000	25,836
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	2,250	2,608
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,500	8,847
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	26,565	30,538
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	4,000	4,887
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,828
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	2,000	2,412
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,000	5,911

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	5,860	7,149
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	4,105
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,910
New York State GO	5.000%	2/1/30	3,385	3,939
New York State GO	5.000%	2/15/30	4,000	4,740
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	30,000	32,083
New York State Thruway Authority Revenue	5.000%	1/1/26	10,000	12,320
New York State Thruway Authority Revenue	5.000%	1/1/37	7,000	8,053
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,678
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,869
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,318
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	8,000	9,455
New York State Urban Development Corp.
Revenue	5.000%	1/1/23	7,785	8,755
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	7,385	8,676
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	11,881
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,884
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	6,966
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	13,220
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,812
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	3,905	4,740
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	6,100	7,375
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	2,250	2,701
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	11,889
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	10,000	11,659
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,565	7,906
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	12,500	14,060
				1,337,871
North Carolina (0.4%)
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,564
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,272

Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,852
Forsyth County NC GO VRDO	0.010%	2/6/15	2,145	2,145
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/23	5,010	5,615
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	5,000	5,715
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/26	3,000	3,486
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	565
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,000	3,458
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	4,000	4,465
				36,137
Ohio (1.6%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,814
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,462
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,729
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	4,500	3,791
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,000	4,249
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,465	6,541
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,680
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/33	3,510	4,006
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/34	3,690	4,201
Columbus OH GO	5.000%	2/15/22	7,380	9,158
Franklin County OH GO	5.000%	12/1/15	2,000	2,082
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.020%	2/6/15	2,200	2,200
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,881
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	6,000	7,165
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	5,270	6,170
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,954
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	5,132
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.020%	2/2/15	2,600	2,600
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/24	1,000	1,218
Ohio GO	5.000%	5/1/15 (Prere.)	4,450	4,504
Ohio GO	5.000%	2/1/29	3,000	3,578

Ohio GO VRDO	0.020%	2/6/15	6,900	6,900
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	0.490%	1/1/18	2,250	2,259
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	2/2/15	4,300	4,300
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	11,398
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,750	8,533
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	75	75
Ohio State University General Receipts
Revenue	5.000%	6/1/38	7,000	8,172
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,844
				143,596
Oklahoma (0.0%)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	917

Oregon (0.4%)
Oregon Department of Administrative Services
COP	5.000%	5/1/27	6,755	7,726
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/22	4,000	4,962
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,771
Oregon GO (Oregon University System
Projects)	5.000%	8/1/36	2,000	2,350
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,547
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,428
				34,784
Pennsylvania (3.9%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,614
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,365
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	8,000	9,148
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	4,920	5,075
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.020%	2/6/15 LOC	2,630	2,630
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	4,874
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.010%	2/2/15 LOC	2,700	2,700
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/27	3,095	3,917
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	3,000	3,589

Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,390	2,832
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,766
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	3,500	3,851
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	2,990	3,176
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	16,655
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	5,000	5,871
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,851
Pennsylvania GO	5.000%	3/1/15	2,065	2,074
Pennsylvania GO	5.000%	4/1/24	3,000	3,690
Pennsylvania GO	5.000%	6/1/27	4,890	5,853
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,397
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,175
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,850
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,307
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,601
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,466
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,728
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,722
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	4,790	5,083
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	15,000	15,972
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/25	3,410	4,154
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/26	3,820	4,612
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/28	9,015	11,134
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/31	7,255	8,926
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	1,000	1,148
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,000	5,735
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,791
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,606
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,921

Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	2,867
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,403
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	6,000	7,362
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	4,870
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	3,135	3,614
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	23,074
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	2,000	2,301
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,000	5,855
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	14,117
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	3,000	3,162
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	5,148
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,000	3,240
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	100	118
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/38	6,895	7,872
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.120%	2/6/15 (4)	32,385	32,385
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,848
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/31	3,000	3,533
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	4,210	4,899
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,500	3,968
				348,501
Puerto Rico (0.5%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	3,011
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	5,026
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	6,627
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37	7,475	1,141
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	15,875	2,269
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39	15,010	2,008
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/39	11,765	8,259
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	12,885	9,600
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	4,000	3,060
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/42 (14)	5,170	902
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/43	3,005	1,950
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/44 (14)	10,000	1,537
				45,390
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,862
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	3,026
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,834
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,837

Rhode Island Housing & Mortgage Finance
Corp. Revenue	4.000%	10/1/40	1,380	1,450
				18,009
South Carolina (1.5%)
Charleston County SC Airport District System
Revenue	5.000%	7/1/43	5,000	5,691
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	11,800	12,301
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	10,580	11,465
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	7,000	7,586
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/24	3,000	3,757
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,000	12,333
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/29	2,500	3,047
Florence County SC Hospital Revenue (McLeod
Regional Medical Center Project)	5.000%	11/1/37	4,200	4,798
Greenville County SC School District GO	5.000%	12/1/27	6,700	7,223
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,946
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	6,415	7,560
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	10,000	11,500
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	10,000	11,600
South Carolina Public Service Authority
Revenue	5.250%	1/1/39	6,000	6,785
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	10,000	11,932
University of South Carolina Higher Education
Revenue	5.250%	6/1/38 (4)	5,610	6,271
				135,795
South Dakota (0.1%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	11,492

Tennessee (1.0%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	14,005	16,158
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	5.250%	9/1/27 (4)	350	391
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.030%	2/2/15 (4)	1,200	1,200

Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	600	672
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	360	407
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	740	856
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	990	1,172
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	9,645	11,263
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	3,710	4,443
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	6,175	7,433
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,160	2,616
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	19,950	23,681
Tennessee GO	5.000%	10/1/16	2,000	2,155
Tennessee GO	5.000%	9/1/28	5,750	7,227
Tennessee GO	5.000%	9/1/29	2,500	3,134
Tennessee GO	5.000%	9/1/32	650	804
Tennessee GO	5.000%	9/1/33	1,000	1,232
Tennessee GO	5.000%	9/1/34	700	860
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	1,640	1,847
Tennessee Housing Development Agency
Homeownership Program Revenue	4.000%	7/1/38	4,150	4,614
				92,165
Texas (7.4%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,787
Austin TX GO	5.000%	9/1/32	1,300	1,585
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	5,000	6,125
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	3,000	3,614
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,260	4,979
Central Texas Regional Mobility Authority
Revenue	6.750%	1/1/41	2,000	2,474
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,000	1,178
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,472
Dallas County TX Utility & Reclamation District
GO	5.375%	2/15/29 (2)	5,000	5,364
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/43	1,760	1,998
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,536
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,411
Dallas TX GO	5.000%	2/15/25	10,000	12,584
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	5,800	7,031
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/33	8,000	9,636
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/37	5,000	5,762

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	6,410	7,382
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/23	1,000	1,218
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/35	21,495	17,159
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/36	8,475	6,748
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	12,000	13,928
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/35	8,000	9,032
Harris County TX GO	0.000%	10/1/15 (14)	17,545	17,514
Harris County TX GO	5.000%	10/1/32	5,385	6,613
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	4,018
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,454
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,663
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,596
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,731
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,278
Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,285
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,481
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,688
Houston TX Community College System GO	5.000%	2/15/36	10,000	11,547
Houston TX GO	5.000%	3/1/25	3,335	4,178
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,961
Laredo TX Community College District GO	5.000%	8/1/23	1,250	1,554
Laredo TX Community College District GO	5.000%	8/1/24	1,715	2,155
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,428
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,503
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,793
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,933
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	245
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	24
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,598
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,583
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,760	5,387
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,661
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	8,710
Montgomery County TX GO	5.125%	3/1/31	4,000	4,583
Montgomery County TX GO	5.250%	3/1/32	5,000	5,758
New Hope TX Cultural Education Facilities .
First Mortgage Revenue (Morningside
Ministries Project)	6.500%	1/1/48	10,350	11,444
New Hope TX Cultural Education Facilities .
Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.500%	1/1/43	1,600	1,661
New Hope TX Cultural Education Facilities .
Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.500%	1/1/49	1,600	1,645

North Texas Tollway Authority System Revenue	6.125%	1/1/16 (Prere.)	4,000	4,215
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,440
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,650
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,364
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,427
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	16,165
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,840
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	7,033
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	3,066
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	4,695	4,714
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,137
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/23	1,000	1,201
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/24	4,325	5,222
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/25	4,520	5,404
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/26	2,250	2,668
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/27	1,845	2,173
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.055%	10/1/20	2,090	2,090
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,480	6,570
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,478
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/38	6,500	7,529
San Antonio TX GO	5.000%	2/1/25	2,250	2,834
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,420
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/28	3,000	3,415
Texas GO	5.750%	8/1/32	10,380	10,428
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	5,760	6,249
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	600	689
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	550	639
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,390	1,667
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	6,545	7,926
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	7,500	8,573
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/25	1,930	2,348
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	2,700	3,072

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,155	1,405
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	33,006
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,920
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	9,000	10,797
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	29,730	36,417
Texas State University System Financing
System Revenue	5.000%	3/15/38	3,300	3,861
Texas State University System Financing
System Revenue	5.000%	3/15/42	2,000	2,285
Texas TRAN	1.500%	8/31/15	30,000	30,245
Texas Transportation Commission Revenue	5.000%	8/15/41	3,765	4,245
2 Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	11,000	12,578
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	10,000	6,941
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	30,005	18,434
University of Houston Texas Revenue	5.000%	2/15/43	7,485	8,684
				655,157
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,280
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,906
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,846
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,594
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,137
				18,763
Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,665	2,955
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	2,225
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	27,000	30,203
				35,383
Virginia (1.5%)
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/32	1,800	2,195
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/34	1,145	1,385
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/36	1,000	1,140
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.500%	5/15/35	10,000	11,598
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	3,500	4,009
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,894
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	10,180

University of Virginia Revenue	5.000%	6/1/32	1,000	1,210
University of Virginia Revenue	5.000%	6/1/37	8,000	9,583
Virginia Commonwealth Transportation Board
Revenue	4.000%	3/15/26	12,455	13,910
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	28,875	34,016
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/32	17,375	20,536
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	4,000	4,728
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/27	8,335	9,389
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/28	8,675	9,695
				135,468
Washington (2.8%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	11,376
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,567
King County WA Sewer Revenue	5.750%	1/1/18 (Prere.)	7,170	8,219
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	12,396
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,312
Port of Seattle WA Revenue	5.000%	8/1/32	3,000	3,517
Port of Seattle WA Revenue	5.000%	8/1/33	2,000	2,339
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,352
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/29	10,125	11,129
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,065	10,270
University of Washington Revenue	5.000%	7/1/34	2,000	2,341
2 Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/21	5,345	6,468
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/35	10,480	12,662
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/21	1,315	1,585
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/22	1,500	1,837
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/23	1,800	2,226
Washington GO	6.750%	2/1/15	785	785
2 Washington GO	5.000%	7/1/20	14,035	16,846
Washington GO	5.000%	7/1/21	6,000	7,316
2 Washington GO	5.000%	7/1/21	10,205	12,443
Washington GO	5.000%	7/1/24	20,000	25,344
Washington GO	5.000%	2/1/35	10,000	11,590
Washington GO	5.000%	8/1/35	2,000	2,349
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,499
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/34 (4)	6,000	6,764
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	5,490	6,072

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,549
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,699
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/38	12,000	14,550
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.000%	10/1/40	2,215	2,531
Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	8,510
Whidbey Island WA Public Hospital District GO	5.375%	12/1/39	9,055	10,216
				245,659
West Virginia (0.5%)
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,812
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	7,441
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	20,000	23,550
West Virginia University Revenue	5.000%	10/1/36	5,985	6,895
West Virginia Water Development Authority
(Chesapeake Bay & Greenbrier River
Projects)	5.000%	7/1/30	3,000	3,620
				44,318
Wisconsin (1.3%)
Wisconsin GO	5.000%	5/1/25	12,000	15,269
Wisconsin GO	6.000%	5/1/36	10,000	11,957
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,833
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/34	6,785	7,704
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	7,147
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,681
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc.)	5.000%	4/1/42	20,690	23,445
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,987
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,806
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,950	3,365
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/24	3,000	3,684
Wisconsin Transportation Revenue	4.500%	7/1/15 (Prere.)	11,470	11,680
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,337
				115,895
Total Tax-Exempt Municipal Bonds (Cost $7,855,281)				8,662,598

		Shares
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
4 Vanguard Municipal Cash Management Fund
(Cost $228,709)	0.021%	228,709,103	228,709

Total Investments (100.4%) (Cost $8,083,990)			8,891,307
Other Assets and Liabilities-Net (-0.4%)			(38,668)
Net Assets (100%)			8,852,639

1 Adjustable-rate security.

2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2015.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $55,220,000, representing 0.6% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

Long-Term Tax-Exempt Fund

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	8,662,598	—
Temporary Cash Investments	228,709	—	—
Total	228,709	8,662,598	—

Long-Term Tax-Exempt Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at January 31, 2015.

D. At January 31, 2015, the cost of investment securities for tax purposes was $8,106,844,000. Net unrealized appreciation of investment securities for tax purposes was $784,463,000, consisting of unrealized gains of $789,578,000 on securities that had risen in value since their purchase and $5,115,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments
As of January 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (0.9%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	3,000	3,562
Birmingham AL GO	0.000%	3/1/37	2,500	2,572
Courtland AL Development Board Solid Waste
Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	5,033
Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	5,332
Jefferson County AL Sewer Revenue	7.000%	10/1/51	29,000	35,117
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,000	17,511
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	6,300	6,410
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,520
				80,057
Alaska (0.2%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,105	7,085
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,874
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,870
				18,829
Arizona (1.5%)
Arizona Health Facilities Authority Health Care
Facilities Revenue (Beatitudes Campus
Project)	5.200%	10/1/37	7,000	7,000
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/30	3,250	3,666
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/33	1,700	1,916
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/34	8,250	9,197
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/42	2,500	2,741
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/25	8,000	10,102
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	8,790	10,354
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	14,285
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/30	5,120	6,246
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/32	5,640	6,838
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/33	5,925	7,167

Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	5,520	6,651
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	3,000	3,141
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	10,439
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	20,913
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/39	2,500	2,955
1 University of Arizona Revenue TOB VRDO	0.030%	2/6/15	3,415	3,415
				127,026
Arkansas (0.3%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/24	1,600	1,880
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/27	2,970	3,463
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/28	3,845	4,462
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/30	5,045	5,831
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,645	1,891
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,425	1,638
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/35	1,000	1,140
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/35	1,000	1,140
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	780	801
				22,246
California (13.7%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.020%	2/6/15 LOC	1,000	1,000
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/24 (2)	5,250	5,692
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	1,000	522
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,500	2,639
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.920%	5/1/23	10,000	10,026
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.120%	4/1/24	10,000	10,206
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	5,175	5,921

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	200	228
California GO	5.500%	4/1/18	15,000	17,260
California GO	5.000%	10/1/20	15,840	19,221
California GO	5.000%	11/1/21	13,845	15,535
California GO	5.000%	11/1/22	15,000	18,772
California GO	5.250%	9/1/24	6,500	7,982
California GO	5.000%	11/1/24	20,000	25,488
California GO	5.000%	10/1/25	4,000	4,540
California GO	5.000%	9/1/29	4,565	5,388
California GO	5.000%	10/1/29	9,300	10,492
California GO	5.000%	10/1/30	12,600	15,375
California GO	6.000%	3/1/33	3,000	3,717
California GO	5.125%	4/1/33	15,000	16,895
California GO	6.500%	4/1/33	34,000	41,931
California GO	5.000%	9/1/36	3,250	3,801
California GO	5.000%	2/1/38	6,375	7,429
California GO	5.250%	3/1/38	5,000	5,626
California GO	5.500%	11/1/39	10,000	11,778
California GO	6.000%	11/1/39	5,000	6,176
California GO	5.000%	2/1/43	2,750	3,194
California GO	5.000%	11/1/43	12,500	14,685
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	5,272
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,860
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,288
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,225
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	12,000	14,535
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.000%	2/1/15 (Prere.)	10,000	10,002
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,770	15,961
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	3,585	4,243
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.020%	2/2/15 LOC	7,900	7,900
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	0.400%	5/1/15	18,000	18,000
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	5.250%	12/1/17	12,155	13,295
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.400%	4/1/25	3,000	3,051
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/21	7,675	7,798
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,080

California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/23	2,870	2,916
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/26	8,795	10,570
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	4,316
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	7,380	8,576
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,452
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	9,035	10,541
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	5,415	6,325
California State University Revenue Systemwide	5.250%	11/1/34	9,275	10,803
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,064
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	4,700	4,835
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	21,437
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/44	5,750	6,429
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.500%	12/1/54	17,000	19,248
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	8,000	8,910
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,286
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/35	585	661
3 East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	3,465	4,260
1 Foothill-De Anza CA Community College District
GO TOB VRDO	0.020%	2/6/15 LOC	20,000	20,000
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	6,000	4,691
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	8,730	10,594
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	18,000	21,273
Golden State Tobacco Securitization Corp.
California Revenue	5.300%	6/1/37	7,000	6,023
Golden State Tobacco Securitization Corp.
California Revenue	5.125%	6/1/47	6,100	4,931
Golden State Tobacco Securitization Corp.
California Revenue	5.750%	6/1/47	14,245	12,582
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	4,000	4,357
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	6,231
Kern County CA GO	5.750%	8/1/35 (12)	4,500	5,226
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/28	2,805	3,245

Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/29	2,825	3,254
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/32	3,500	3,975
Lee Lake CA Public Financing Authority
Revenue	5.125%	9/1/35	2,350	2,666
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	3,430	3,946
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,125	4,745
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,215	7,150
Los Angeles CA Department of Airports
International Airport Revenue	5.375%	5/15/30	15,000	16,839
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/15 (Prere.)	8,000	8,164
Los Angeles CA Regional Airports Improvement
Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,504
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	9,303
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/33	2,500	2,899
Merced CA Irrigation District Electric System
Revenue	5.000%	9/1/26 (10)	6,000	6,075
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	12,350
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	10,000	10,008
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,636
Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,523
Oakland CA Unified School District GO	6.625%	8/1/38	4,000	4,984
Palo Alto CA Unified School District GO	0.000%	8/1/30	21,100	13,258
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	4,247
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	11,738
Port of Oakland CA Revenue	5.000%	5/1/22	4,290	5,127
Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,971
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,682
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,565
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	11,605
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,287
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,278
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	1,000	1,053
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	7,000	1,876
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/37	11,000	12,478
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/21	425	485
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,976
San Bernardino CA City Unified School District
GO	5.000%	8/1/26 (4)	1,310	1,576
San Bernardino CA City Unified School District
GO	5.000%	8/1/28 (4)	1,500	1,766
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,993
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	34,251
San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,427
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	15,958
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	8,825

1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.030%	2/6/15 (4)	6,310	6,310
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/19	20,565	23,695
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/20	26,405	30,230
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,000	5,763
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	2,095	2,403
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/33	10,000	11,761
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/39	2,500	2,877
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	2,130	2,553
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/40	5,000	5,750
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,476
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,754
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/39	2,000	2,350
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	8/1/41	1,500	1,846
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/25	1,600	1,865
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/26	1,250	1,450
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,725
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	1,136
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,503
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,438
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	10,855
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,428
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.540%	8/1/18 (14)	780	783
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (2)	1,700	1,872

San Marcos CA Public Facilities Authority Tax
Allocation Revenue (Project Areas No. 2 &
No. 3 Financing Project)	5.000%	8/1/35 (2)	5,385	5,428
San Marcos CA Unified School District GO	5.000%	8/1/34	7,000	8,235
San Mateo CA Community Facilities District No.
2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,211
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	11,207
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,976
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,404
Sweetwater CA Unified School District GO	5.000%	8/1/26 (15)	6,465	7,922
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	7,265
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	4,717
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	9,633
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	11,379
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	4,163
Westlands CA Water District Revenue	5.000%	9/1/29 (4)	1,805	2,131
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	18,865	21,817
				1,177,565
Colorado (1.9%)
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.250%	12/1/25	11,725	12,116
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,546
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,617
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	9,215
Denver CO City & County Single Family
Mortgage Revenue	5.550%	12/1/39	544	573
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,000	4,977
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/18 (14)	5,000	4,680
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	22,352
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	10,883
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,600	13,247
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	10,025	5,891
Northwest Parkway Public Highway Authority
Colorado Revenue	5.800%	6/15/16 (Prere.)	10,000	10,745
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/17	1,000	1,054
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/18	1,375	1,470
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	1,000	1,085
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,000	1,089
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	500	546

Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	6,000	6,939
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	16,916
University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	8,000	9,045
University of Colorado Hospital Authority
Revenue	5.000%	11/15/42	12,500	13,967
				158,953
Connecticut (0.7%)
Connecticut GO	5.000%	12/1/15	1,200	1,249
2 Connecticut GO	0.610%	8/15/16	2,000	2,011
Connecticut GO	5.000%	11/1/16	6,000	6,486
Connecticut GO	5.000%	11/1/16	8,100	8,756
Connecticut GO	5.000%	12/15/16	8,000	8,688
Connecticut GO	5.000%	6/15/21	10,025	12,164
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,250	3,615
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	7,285
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.030%	2/2/15	7,600	7,600
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.030%	2/2/15	1,600	1,600
				59,454
Delaware (0.2%)
Delaware Economic Development Authority
Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,474
Delaware Housing Authority Single Family
Mortgage Revenue	5.875%	1/1/38	405	406
3 New Castle County DE GO	5.000%	10/1/21	1,400	1,732
3 New Castle County DE GO	5.000%	10/1/22	1,400	1,761
3 New Castle County DE GO	5.000%	10/1/23	10,135	12,928
				21,301
Dist Of Columbia (0.5%)
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/45	6,000	6,300
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	10,000	11,391
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.250%	10/1/25	10,000	11,746
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/30	4,000	4,748
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/44	2,500	2,876
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	8,261
				45,322
Florida (5.4%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/44	25,000	28,816

Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/39	11,000	12,581
Broward County FL Airport System Revenue	5.000%	10/1/37	6,180	6,940
Broward County FL School Board COP	5.000%	7/1/16 (Prere.)	5,935	6,327
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,518
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	8,450	9,978
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	1,570	1,706
Escambia County FL Environmental
Improvement Revenue	5.750%	11/1/27	6,000	6,008
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	16,121
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	1,075	1,130
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.000%	7/1/41	2,555	2,764
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/48	2,690	2,768
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,902
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	397
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,955
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	6,985
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	1,890	2,328
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.030%	2/6/15	12,800	12,800
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	10,109
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/37	750	814
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/42	1,500	1,625
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	13,350	14,311
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	9,402
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	3.950%	12/15/21	14,900	15,692
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	4.200%	12/15/25	9,000	9,339
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,478
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.125%	10/1/24 (14)	18,575	20,690
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	5,000	5,901
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	5,000	5,862

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,215	8,371
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	5,800	6,684
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	17,000	19,527
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,705	5,376
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	29,000	33,677
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	4,000	4,641
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	3,500	4,087
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	1.500%	8/1/17	17,500	17,505
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,958
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	2,017
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	2,126
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	6,276
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	5,000	2,575
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	4,170	4,843
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	2,460	2,848
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	6,500	7,476
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/33	3,000	3,498
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	2,845	3,350
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	1,155	1,289
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.375%	7/1/20	975	987
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.700%	7/1/26	1,500	1,515
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,247
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/21 (4)	20,000	23,809
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,000	11,648
Orlando FL Utility Commission Water & Electric
Revenue	6.750%	10/1/17 (ETM)	1,070	1,175
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,337
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,414

Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,207
Palm Beach County FL Health Facilities
Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc.
Obligated Group)	5.500%	11/15/33	2,005	2,265
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/43	3,250	3,532
Palm Beach County FL Health Facilities
Authority Revenue (Sinai Residences Boca
Raton Project)	7.500%	6/1/49	3,000	3,465
Palm Glades FL Community Development
District Revenue	7.250%	8/1/16	1,030	1,063
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,963
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	8,000	9,645
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.375%	12/1/30	2,800	2,811
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	7,407	8,586
				466,040
Georgia (2.0%)
Americus & Sumter County GA Hospital
Authority Revenue (Magnolia Manor Obligated
Group)	6.375%	5/15/43	5,615	6,232
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	2,000	2,352
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34	2,500	3,011
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39	15,000	17,920
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,468
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/17 (14)	2,155	2,256
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/28	6,685	7,713
Georgia GO	5.000%	7/1/15	8,200	8,368
Georgia GO	5.000%	7/1/15	2,570	2,623
Georgia GO	5.000%	7/1/15	2,400	2,449
Georgia GO	5.000%	7/1/15	7,820	7,980
Georgia GO	5.500%	7/1/15	19,095	19,527
Georgia GO	5.000%	11/1/16	8,055	8,707
Georgia GO	5.000%	2/1/22	8,545	10,628
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	5.000%	12/1/26	3,450	3,504
Georgia Municipal Electric Power Authority
Revenue	6.600%	1/1/18 (14)	1,845	2,021
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	5,385	5,950
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	15,000	16,964

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	1,270	1,438
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/20	5,240	6,066
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/22	2,330	2,788
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	2,340	2,839
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/26	5,630	6,965
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/27	530	661
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,302
Marietta GA Development Authority Revenue	7.000%	6/15/39	7,500	8,017
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	8,060
				174,809
Guam (0.1%)
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,554
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,598
				10,152
Hawaii (0.4%)
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/25	2,250	2,718
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/26	3,500	4,200
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,824
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,861
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,884
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,365	2,763
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/17 (14)	6,000	5,802
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/18 (14)	2,000	1,895
				36,947
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,660
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,925
				17,585
Illinois (7.7%)
Chicago IL Board of Education GO	5.250%	12/1/25	6,000	6,423
Chicago IL Board of Education GO	5.000%	12/1/29	5,480	5,732
Chicago IL Board of Education GO	5.000%	12/1/31	7,000	7,376
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	9,309
Chicago IL Board of Education GO	5.000%	12/1/42	26,015	27,427
Chicago IL GO	5.620%	1/1/16 (Prere.)	7,795	8,261
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,445	7,892
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,895
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,764
Chicago IL GO (Neighborhoods Alive 21
Program) VRDO	0.020%	2/2/15 LOC	10,225	10,225
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	18,682
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,966
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	8,187
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,610
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	8,049

Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	13,082
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (14)	5,000	5,206
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	11,000	12,351
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	4,185
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	15,595	17,458
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	7,000	8,213
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/38	12,000	13,871
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	3,000	3,550
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	12,322
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	8,222
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	2,950	3,455
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	6,265
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,901
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	10,256
Chicago IL Water Revenue	5.250%	11/1/38	15,000	16,581
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,146
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	8,029
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	1,500	1,689
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,363
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,778
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/38	7,500	8,098
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/39	5,000	5,478
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/42	2,000	2,178
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	22,500	24,567
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/27 (14)	8,230	8,711
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	9,235	9,585
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.625%	5/15/42	5,500	5,866
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.750%	5/15/46	5,750	6,168
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,612
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	7,124
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	12,092
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,265	7,437
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,619
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	12,011
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,433
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.625%	5/1/19 (Prere.)	10,000	12,350

Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	6.875%	8/15/38	500	592
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	14,000	16,616
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	10,000	11,983
Illinois GO	4.000%	3/1/15	10,000	10,031
Illinois GO	5.000%	8/1/15	12,685	12,974
Illinois GO	5.000%	1/1/16	4,870	5,064
Illinois GO	5.000%	8/1/20	4,000	4,589
Illinois GO	5.000%	8/1/21	8,000	9,198
Illinois GO	5.000%	3/1/22	5,000	5,740
Illinois GO	5.000%	3/1/23	6,165	7,007
Illinois GO	5.000%	8/1/23	5,000	5,785
Illinois GO	5.000%	3/1/24	5,000	5,633
Illinois GO	5.000%	8/1/24	13,660	15,447
Illinois GO	5.000%	2/1/25	2,270	2,607
Illinois GO	5.000%	8/1/25	3,000	3,370
Illinois GO	5.000%	2/1/27	3,000	3,395
Illinois GO	5.000%	6/1/30	4,725	4,893
Illinois GO	5.250%	2/1/32	9,575	10,710
Illinois GO	5.250%	2/1/33 (4)	6,200	7,027
Illinois GO	5.500%	7/1/33 (4)	3,350	3,915
Illinois GO	5.000%	1/1/34	6,805	7,310
Illinois GO	5.250%	2/1/34 (4)	3,125	3,536
Illinois GO	5.000%	5/1/34	2,500	2,738
Illinois GO	5.000%	5/1/36	3,000	3,271
Illinois GO	5.500%	7/1/38	7,500	8,533
Illinois GO	5.000%	5/1/39	5,000	5,423
Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	7,723
Illinois Sports Facility Authority Revenue	5.500%	6/15/15 (Prere.)	2,515	2,590
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,290
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,969
Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	5,801
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,830
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	5,000	5,852
McHenry County IL Conservation District GO	5.000%	2/1/25	4,000	4,998
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,729
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	5,000	5,566
				657,785
Indiana (3.0%)
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.000%	2/1/29	2,000	2,150
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.250%	2/1/34	2,650	2,878
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.000%	2/1/39	3,300	3,466
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/42	14,000	15,717
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,618
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,714

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	5,500	6,083
Indiana Finance Authority Revenue (I-69
Development Partners LLC)	5.250%	9/1/34	4,000	4,503
Indiana Finance Authority Revenue (I-69
Development Partners LLC)	5.250%	9/1/40	7,500	8,379
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,746
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/44	25,550	27,972
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/48	28,025	30,639
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	26,685
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	15,348
Indianapolis IN Airport Authority Special
Facilities Revenue (Federal Express Corp.
Project)	5.100%	1/15/17	14,500	15,675
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/31	5,000	5,833
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/32	4,500	5,230
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/33	3,150	3,624
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,939
2 Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	0.770%	12/2/19	60,000	59,732
				254,931
Iowa (0.9%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	20,500	21,960
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	20,775	22,100
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,571
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34	14,290	13,585
				74,216
Kansas (0.3%)
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,434
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,724
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,848
Wichita KS Health Care Facilities Revenue
(Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,844
Wichita KS Health Care Facilities Revenue
(Presbyterian Manors Obligated Group)	3.375%	11/15/20	1,000	1,001
				26,851

Kentucky (1.0%)
Kentucky Asset/Liability Commission General
Fund Revenue	5.000%	3/1/15 (Prere.)	7,500	7,531
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	11,555	12,971
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	1,810	1,829
3 Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	1,000	1,221
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/33	3,065	2,312
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/39	3,000	2,241
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	12,025	14,276
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/30	3,000	3,591
Louisville & Jefferson County KY Metropolitan
Government Health Facilities Revenue
(Jewish Hospital& St. Mary's Healthcare Inc.
Project)	5.750%	2/1/18 (Prere.)	9,400	10,816
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	9,500	11,250
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	8,500	8,620
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	6,250	7,037
				83,695
Louisiana (1.1%)
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	6.750%	6/1/26 (12)	6,000	7,063
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.950%	6/1/38	2,365	2,475
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,927
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	9,990	11,860
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/44	8,095	9,688
1 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	10,000	11,349

Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/42	8,000	8,877
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,868
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	3,000	3,433
New Orleans LA Water Revenue	5.000%	12/1/44	7,000	8,030
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,363
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	3,040
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,755
				91,728
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center Obligated Group)	5.000%	7/1/33	4,000	4,480
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	2,735	2,878
				7,358
Maryland (1.3%)
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,066
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,221
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,749
Frederick County MD Special Tax Revenue
(Jefferson Technology Park)	7.125%	7/1/43	5,000	5,672
Harford County MD GO	5.000%	7/1/15	2,000	2,041
Maryland Economic Development Corp.
Revenue (Chesapeake Bay Conference
Center Project)	5.000%	12/1/31	4,000	1,780
Maryland GO	5.000%	2/15/15 (Prere.)	6,000	6,012
Maryland GO	5.000%	11/1/15	6,000	6,220
Maryland GO	5.000%	3/1/22	10,000	12,175
Maryland GO	5.000%	8/1/22	15,000	18,826
Maryland GO	5.000%	8/1/25	6,495	8,032
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,771
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	8,282
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/33	6,750	7,709
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/15 (Prere.)	220	223
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/15 (Prere.)	2,000	2,029
Prince Georges County MD GO	5.000%	9/15/15	3,740	3,854
Prince Georges County MD GO	5.000%	9/15/16	10,000	10,756
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.125%	7/1/39	750	801
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.250%	7/1/44	2,000	2,147
				113,366

Massachusetts (1.4%)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	14,167
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	149
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	927
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	635	700
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,828
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	5,950	6,355
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	4,304
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,739
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,359
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,815
Massachusetts Development Finance Agency
Solid Waste Disposal Revenue (Waste
Management, Inc. Project) PUT	1.600%	5/1/17	4,000	4,010
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/20	5,000	5,710
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/21	5,000	5,757
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	8,226
Massachusetts GO	5.000%	10/1/15	2,000	2,066
2 Massachusetts GO PUT	0.320%	8/1/17	5,000	4,999
Massachusetts GO VRDO	0.020%	2/2/15	1,100	1,100
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	6,975	8,155
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	5,100	5,924
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,935
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,000	6,159
Massachusetts Water Resources Authority
Revenue VRDO	0.030%	2/6/15	13,000	13,000
				121,384
Michigan (2.8%)
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/33 (14)	6,030	6,111
Detroit MI Water Supply System Revenue	5.000%	7/1/29 (4)	4,415	4,564
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,455
Detroit MI Water Supply System Revenue	5.250%	7/1/41	1,270	1,382
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/44	1,730	1,986
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/47	3,550	4,067
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	11,013
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	10,000	11,290

Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	7,500	8,684
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/43	16,110	18,124
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	7,268
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,492
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,275
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/33	5,500	6,433
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	14,830	16,040
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	4,625	4,922
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,210
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/34	3,000	3,480
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	2,500	2,772
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	4,060	4,329
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	2,930	2,942
Michigan Finance Authority Student Loan
Revenue	5.000%	11/1/15	2,400	2,477
Michigan Finance Authority Student Loan
Revenue	5.000%	11/1/16	3,670	3,909
Michigan Finance Authority Student Loan
Revenue	5.000%	11/1/17	2,625	2,867
Michigan GO	5.250%	9/15/26 (4)	12,000	13,337
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/35	2,115	2,372
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	4,315	5,263
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	3,870	3,532
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/34	10,675	9,547
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	15,000	14,630
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	9,220	7,977
Oakland University of Michigan Revenue VRDO	0.020%	2/6/15 LOC	3,985	3,985
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	7,000	8,549
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/39	2,000	2,302
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	11,276
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,957
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,267

Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,168
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,920
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,253
				239,427
Minnesota (0.6%)
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,205
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,147
Dakota County MN Community Development
Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,262
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	8,250	9,859
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/40	680	718
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	6,031
Rochester MN Health Care & Housing Facility
Revenue (Homestead At Rochester, Inc.
Project)	6.875%	12/1/48	10,000	11,433
St. Paul MN Port Authority Solid Waste Disposal
Revenue (Gerdau St. Paul Steel Mill Project)	4.500%	10/1/37	8,500	8,679
				50,334
Mississippi (0.1%)
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,250

Missouri (0.8%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/33	10,000	11,294
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/39	5,000	5,820
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/45	5,000	5,807
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	6,125	6,209
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,644
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	6,500	7,248
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/48	2,475	2,817
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,797

Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.030%	2/2/15	3,380	3,380
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.050%	3/1/37	1,830	1,893
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.000%	3/1/38	1,405	1,468
Missouri Housing Development Corp. Single
Family Mortgage Revenue	5.600%	9/1/38	2,985	3,073
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Plum
Point Project)	5.000%	1/1/16 (Prere.)	2,000	2,088
				66,538
Montana (0.0%)
Montana Board Housing Single Family Mortgage
Revenue	5.750%	12/1/37	460	474

Nebraska (0.7%)
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	50,000	58,107
3 Nebraska Public Power District Revenue	5.000%	1/1/35	3,200	3,675
				61,782
Nevada (0.5%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,555
Clark County NV School District GO	5.000%	6/15/25	10,000	11,230
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/23 (14)	2,550	2,860
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	1,505	1,660
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	2,640	2,845
1 Truckee Meadows NV Water Authority Water
Revenue TOB VRDO	0.020%	2/6/15 LOC	9,990	9,990
				39,140
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,486
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	4,792
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	7,000	8,390
				14,668
New Jersey (8.0%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,894
Gloucester County NJ Pollution Control
Financing Authority Revenue (Logan Project)	5.000%	12/1/24	11,500	13,160
New Jersey Building Authority Revenue	5.000%	6/15/19	13,670	15,509
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,483
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/39	8,000	8,917

New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	6,500	7,228
New Jersey COP	5.250%	6/15/27	5,000	5,643
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/26	1,500	1,553
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/36	2,000	2,050
New Jersey Economic Development Authority
Revenue (Goethals Bridge Replacement
Project)	5.375%	1/1/43	750	843
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	22,396
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	4,000	4,499
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,833
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,810	3,349
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,437
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	9,332
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	8,221
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	10,000	11,556
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	7,000	8,285
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,658
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,850
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,706
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	11,438
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,316
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	1,760	1,969
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	21,720
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.020%	2/2/15	4,600	4,600
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.020%	2/2/15	2,800	2,800
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.125%	9/15/23	12,730	13,916

New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.250%	9/15/29	9,750	10,563
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	8,311
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15 (ETM)	75	77
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15	4,390	4,516
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,536
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/29	5,000	5,804
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,536
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,770
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/18	15,000	16,901
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	10,205	11,760
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,777
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,284
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,792
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,911
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.000%	12/1/27	1,435	1,477
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	2,250	2,565
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.625%	12/1/30	5,000	5,154
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.220%	2/6/15 (4)	5,970	5,970
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.010%	2/6/15	10,000	10,000
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	7,000	7,214
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,000	11,105
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	15,250	18,461
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,000	12,454
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	20,441
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/26	21,615	24,944
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	8,841
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,430	1,922

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	23,336
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	16,940	19,939
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	4,275	2,044
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	14,900	16,939
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/33	5,000	5,756
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/36	5,000	5,536
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	5,000	5,596
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,251
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,300	6,181
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/44	19,665	21,625
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	8,295	9,685
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	11,785	13,725
New Jersey Turnpike Authority Revenue	5.150%	1/1/35 (2)	21,495	23,020
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	15,000	17,164
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,671
2 New Jersey Turnpike Authority Revenue PUT	0.550%	1/1/16	12,500	12,520
Salem County NJ Pollution Control Financing
Authority Revenue (Chambers Project)	5.000%	12/1/23	17,500	20,069
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	13,645	13,080
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	5,000	3,947
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	15,000	12,083
				683,414
New Mexico (0.3%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	19,750	19,856
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.600%	7/1/38	2,205	2,267
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.300%	1/1/39	1,690	1,781
				23,904
New York (11.3%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	6,057
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	25,400	29,863
Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	4.750%	1/1/20	1,900	1,932
Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	5.250%	1/1/24	3,345	3,434
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/22	10,010	11,484

Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	1,000	1,153
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	2,000	2,297
Nassau County NY GO	4.000%	10/1/21	9,400	10,542
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,753
New York City NY Build NYC Resource Corp.
Solid Waste Disposal Revenue (Pratt Paper
Inc. Project)	3.750%	1/1/20	1,500	1,571
New York City NY Build NYC Resource Corp.
Solid Waste Disposal Revenue (Pratt Paper
Inc. Project)	4.500%	1/1/25	1,500	1,641
New York City NY Build NYC Resource Corp.
Solid Waste Disposal Revenue (Pratt Paper
Inc. Project)	5.000%	1/1/35	6,000	6,487
New York City NY GO	5.000%	1/1/17 (Prere.)	3,935	4,274
New York City NY GO	5.000%	8/1/20	4,330	5,177
New York City NY GO	5.000%	8/1/20	3,905	4,669
New York City NY GO	5.000%	1/1/25	1,815	1,970
New York City NY GO	5.000%	10/1/30	10,000	11,924
New York City NY GO	5.000%	8/1/32	10,000	11,806
New York City NY GO	5.000%	8/1/36	15,000	17,618
New York City NY GO VRDO	0.010%	2/2/15	1,900	1,900
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,841
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	4.500%	2/15/48	10,000	10,242
New York City NY Industrial Development
Agency Airport Facilities Revenue (TRIPS
Obligated Group)	5.000%	7/1/28	4,000	4,457
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	3,588
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	10,000	12,097
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.750%	8/1/31	26,000	28,372
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/17	3,250	3,381
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/18	3,500	3,666
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/19	4,500	4,712
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/20	4,000	4,180
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,820

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,676
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,927
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,761
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	10,000	11,509
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	2/2/15	8,300	8,300
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	5,000	5,651
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	8,650	9,575
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	20,000	23,412
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	12,000	13,710
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,296
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	130	140
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	7,870	8,546
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	15,000	17,741
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	7,865	9,327
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,298
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,658
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,757
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	12,419
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	13,129
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	9,100	10,142
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	3,450	3,845
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,691
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,515	3,914
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	8,000	9,476
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,358
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,000	2,343
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/32	2,250	2,716
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/33	2,500	3,007
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	14,000	15,976
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/36	9,225	11,071

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,575	9,934
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,315	9,633
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	13,000	15,021
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	10,557
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,726
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,771
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,500	9,865
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	2/2/15 LOC	5,800	5,800
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.625%	7/1/17 (Prere.)	8,750	9,820
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	0.886%	5/1/18	19,440	19,447
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	5,220	5,252
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	280	282
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	5,090	5,121
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	10,000	10,061
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	10,000	12,690
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	12,000	15,039
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	6,400	7,429
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.020%	2/6/15	5,200	5,200
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,797
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	10/15/35	5,815	6,244
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.020%	2/6/15	6,800	6,800
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	46,500	49,728
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.150%	2/6/15	10,670	10,670
New York State Thruway Authority Revenue	5.000%	1/1/30	8,180	9,831
New York State Thruway Authority Revenue	5.000%	1/1/37	20,000	23,008
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	2/6/15	5,800	5,800
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	2/6/15	9,500	9,500
Niagara NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	5.000%	4/1/25	2,000	2,362

Niagara NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	5.000%	4/1/26	3,750	4,390
[1,2] Nuveen Dividend Advantage Municipal Fund 3
iMTP	0.770%	10/1/17	25,000	25,006
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/24	5,985	7,001
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/25	5,835	6,693
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,695	2,028
Port Authority of New York & New Jersey
Revenue	5.000%	3/15/28	8,600	9,726
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/32	4,500	5,290
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	9,900	11,178
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	4,000	4,691
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/33	5,000	5,796
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/34	6,650	7,769
Port Authority of New York & New Jersey
Revenue	5.750%	3/15/35	25,000	28,164
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	3,740	4,356
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/36	2,665	3,099
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/37	4,665	5,420
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/44	10,000	11,537
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	2/6/15	3,400	3,400
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,695
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	15,456
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,706
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	1,000	1,163
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/27	3,485	3,821
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/32	3,000	3,257
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/38	4,000	4,316
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	4,000	4,768
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	2,000	2,379

Ulster County NY Capital Resource Corp.
Revenue (Health Alliance Senior Living Corp.
- Woodland Pond at New Paltz Project)	0.000%	9/15/44	2,710	1,874
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/37	2,500	2,494
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/42	7,000	6,934
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	3,000	3,530
				973,604
North Carolina (1.1%)
Charlotte NC COP VRDO	0.010%	2/6/15	20,000	20,000
3 Durham County NC GO	5.000%	9/1/21	2,020	2,497
3 Durham County NC GO	5.000%	9/1/22	2,070	2,602
3 Durham NC GO	5.000%	9/1/20	2,520	3,057
North Carolina GO	5.500%	3/1/15	2,355	2,366
North Carolina GO	5.000%	6/1/15	3,000	3,049
North Carolina GO	5.000%	5/1/18	3,000	3,418
North Carolina GO	5.000%	6/1/20	5,000	6,032
North Carolina GO	5.000%	6/1/20	10,360	12,499
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	1/1/38	95	95
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	7/1/38	730	734
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.000%	10/1/23	1,850	1,883
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/23	9,785	11,454
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,262
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/34	5,050	5,602
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Aldersgate)	6.250%	7/1/35	4,500	4,967
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,907
Wake County NC GO	5.000%	2/1/16	7,800	8,178
				93,602
Ohio (1.8%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,814
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	5,000	5,520
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	14,195	11,958

Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.250%	6/1/37	5,000	4,448
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	5,350	4,559
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	25,730	21,867
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	15,545	14,312
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	4,488
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,680
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	3,380	3,960
Columbus OH GO	5.000%	2/15/22	7,375	9,152
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	440	496
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	7,280	8,388
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	7,500	8,956
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,683
Ohio GO	4.500%	3/15/16 (Prere.)	2,030	2,128
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	2/2/15	7,700	7,700
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	10,250	11,285
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	4,000	5,035
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	4,129
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	4,086
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	3,000	3,274
				156,918
Oklahoma (0.4%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (2)(Prere.)	4,250	4,337
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (2)(Prere.)	4,510	4,602
Oklahoma County OK Finance Authority
Revenue (Epworth Villa Project)	5.125%	4/1/42	10,260	8,252
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.750%	9/1/36	1,065	1,097
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.800%	9/1/37	1,365	1,432
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.875%	9/1/37	1,560	1,620
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.950%	9/1/37	3,000	3,205
Oklahoma Municipal Power Authority Power
Supply System Revenue	6.000%	1/1/18 (Prere.)	4,500	5,188

Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/38	3,500	4,166
				33,899
Oregon (0.2%)
Oregon Health & Science University Revenue	5.750%	7/1/39	6,750	7,953
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	2,985	3,251
Port of Portland OR International Airport
Revenue	5.000%	7/1/32	1,000	1,177
Port of Portland OR International Airport
Revenue	5.000%	7/1/33	3,485	4,091
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,160	3,695
				20,167
Pennsylvania (3.4%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,759
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	500	555
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	2,165	2,369
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.976%	2/1/37	10,425	9,380
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	2,800	3,178
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	4,500	4,993
1 Bristol Township PA School District GO TOB
VRDO	0.070%	2/6/15	12,900	12,900
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22	1,000	1,205
Cumberland County PA Municipal Authority
Revenue (Asbury Pennsylvania CCRC
Obligated Group)	5.250%	1/1/41	4,000	4,192
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/39	1,625	1,754
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/46	3,175	3,409
Emmaus PA General Authority Revenue VRDO	0.020%	2/6/15 LOC	1,700	1,700
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) PUT	1.181%	6/1/24	18,500	18,554
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	2/2/15	1,900	1,900
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.010%	2/2/15 LOC	5,395	5,395
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	4,285	4,986
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.125%	7/1/32	2,710	2,857

Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.250%	7/1/42	4,000	4,186
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,000	4,674
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	4,017
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	2,670	3,194
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,500	2,963
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	5,000	5,532
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	6,500	7,152
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (National
Gypsum Co.)	5.500%	11/1/44	5,000	5,173
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	17,500	17,984
Pennsylvania GO	5.000%	4/1/22	12,875	15,814
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,489
1 Pennsylvania State University Revenue TOB
VRDO	0.020%	2/6/15 LOC	8,000	8,000
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	11,505
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,846
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,516
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,921
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,935
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33	4,000	4,907
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,908
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	5,870
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,000	15,353
Philadelphia PA Airport Revenue	5.000%	6/15/21	2,820	3,343
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	5,850	6,338
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	7,845	8,473
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	12
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	190	225
Philadelphia PA School District GO	6.000%	9/1/38	12,800	14,614
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.120%	2/6/15 (4)	5,950	5,950
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	0.808%	12/1/17	15,230	15,110
				290,090

Puerto Rico (1.2%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.125%	7/1/37	4,905	3,335
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/42	13,965	9,476
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	5,026
Puerto Rico GO	5.000%	7/1/28	1,845	1,310
Puerto Rico GO	5.125%	7/1/28	3,245	2,305
Puerto Rico GO	5.375%	7/1/30	3,665	2,621
Puerto Rico GO	5.125%	7/1/31	3,125	2,180
Puerto Rico GO	8.000%	7/1/35	14,000	11,707
Puerto Rico GO	5.250%	7/1/37	5,055	3,463
Puerto Rico GO	5.750%	7/1/38	4,320	3,057
Puerto Rico GO	5.500%	7/1/39	7,315	5,075
Puerto Rico GO	6.500%	7/1/40	4,000	2,915
Puerto Rico GO	6.500%	7/1/40	1,830	1,334
Puerto Rico GO	5.000%	7/1/41	12,295	8,207
Puerto Rico GO	5.750%	7/1/41	10,290	7,228
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	38,370	5,485
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/38	3,690	2,605
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/39	3,000	2,106
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	9,900	7,376
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	8,225	6,293
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/41	1,000	687
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/43	7,000	4,542
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/46	4,880	3,558
				101,891
South Carolina (1.4%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	5,000	5,212
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	14,650	15,272
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	10,120	10,966
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,270	1,285
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	13,180
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,946
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,571
South Carolina Public Service Authority
Revenue	5.000%	12/1/34	7,430	8,792
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	7,940	9,373
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	15,000	17,251
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	15,335	17,789
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	5,000	5,865
				118,502
South Dakota (0.3%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,670

South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	11,441
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,744
				21,855
Tennessee (2.1%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	6,500	7,499
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/39	7,600	8,608
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	0.000%	1/1/42	3,215	836
Metropolitan Government of Nashville &
Davidson County TN Industrial Development
Board Revenue (Waste Management Inc.
Tennessee Project) PUT	1.500%	8/1/17	7,500	7,502
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.030%	2/2/15 (4)	10,550	10,550
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.030%	2/2/15 (4)	27,700	27,700
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	20,495	20,975
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	22,820	25,545
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	7,280	8,350
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	3,460	3,912
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	2,295	2,681
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	990	1,143
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	6,285	7,440
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,055	2,400
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	1,655	1,982
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	5,780	6,781
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	2,940	3,539
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,520	3,052
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,215	19,247
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	1/1/37	1,540	1,586
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	7/1/37	2,130	2,193
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	1/1/38	1,520	1,637

Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	4,415	4,808
				179,966
Texas (8.8%)
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,219
Austin TX Airport System Revenue	5.000%	11/15/39	4,370	5,054
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	2,038
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	1,414
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	6,590	7,278
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,500	1,767
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/26	10,000	11,601
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	7,200	8,178
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	3,760	4,252
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	7,000	7,916
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	21,275	23,706
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	7,085	7,977
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	10,000	11,117
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	16,785	18,660
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	4,240	4,734
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/34	19,500	15,574
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	8,000	9,285
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/31	8,000	9,243
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/38	2,500	2,744
Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	585
Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	583
Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,279
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,675
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,688
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	4.750%	7/1/24	7,500	8,247
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.125%	7/15/27	11,000	11,042
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	5.000%	7/1/29	23,150	25,217

Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.500%	7/15/30	4,000	4,693
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.000%	11/1/22	2,250	2,634
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	18
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	245
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,640
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	11,166
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,393
Lubbock TX Independent School District GO	5.750%	2/15/42 (12)	4,500	5,285
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care . Project)	5.625%	2/15/35	3,195	3,242
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care . Project)	5.125%	2/15/42	2,750	2,889
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.500%	2/15/25	2,100	2,139
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Republic Services
Inc.) PUT	0.400%	5/1/15	12,000	11,999
New Hope TX Cultural Education Facilities .
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/39	1,250	1,351
New Hope TX Cultural Education Facilities .
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/46	3,100	3,336
North Texas Tollway Authority System Revenue	6.125%	1/1/16 (Prere.)	12,000	12,646
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	22,879
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,670
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,250	7,291
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,283
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,740
North Texas Tollway Authority System Revenue	5.625%	1/1/33	8,145	9,079
North Texas Tollway Authority System Revenue	5.750%	1/1/38	29,000	32,305
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	18,146
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	6,131
Round Rock TX Independent School District GO	5.000%	8/1/15	2,505	2,567
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	1,170	1,367
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/24	7,650	9,356
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,233
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,813
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	10,000	10,006
Texas Department of Housing & Community
Affairs Single Family Revenue	5.625%	3/1/39	595	599

Texas GO	5.750%	8/1/31	405	407
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.861%	9/15/17	16,165	16,173
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	10,000	11,488
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	15,400	17,902
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	16,500	18,861
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	3,050	3,470
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,550	1,886
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	12,710	16,239
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	3,395	3,835
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	6,480	7,229
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	278
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	57,088
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	4,557
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	25,088
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	12,527
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	12/31/38	12,500	15,768
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	8,525	10,227
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	550	674
Texas Private Activity Surface Transportation
Corp. Revenue	6.750%	6/30/43	15,000	18,488
Texas TRAN	1.500%	8/31/15	30,000	30,245
3 Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	30,000	34,303
University of Texas Permanent University Fund
Revenue	5.000%	7/1/15	3,800	3,878
3 Westlake TX Special Assessment Revenue	6.250%	9/1/40	2,500	2,500
3 Westlake TX Special Assessment Revenue	6.375%	9/1/45	2,500	2,500
				758,843
Utah (0.4%)
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	5,220
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,305
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,434
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	4,046
Utah GO	5.000%	7/1/15	5,000	5,102
3 Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	10,460	12,354
				36,461

Vermont (0.2%)
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	3,275	3,443
2 Vermont Student Assistance Corp. Education
Loan Revenue	1.756%	6/1/22	6,505	6,515
2 Vermont Student Assistance Corp. Education
Loan Revenue	3.256%	12/3/35	10,000	10,058
				20,016
Virgin Islands (0.5%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	4,026
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	2,250	2,546
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,400	2,661
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	27,000	30,203
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	2,157
				41,593
Virginia (1.4%)
1 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32 (ETM)	435	590
Charles City County VA Economic Development
Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17	3,500	3,509
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	5,470
Chesterfield County VA Economic Development
Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,979
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,628
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,277
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,311
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,129
Gloucester County NJ Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17	4,000	4,032
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,769
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	10,180
Tobacco Settlement Financing Corp. Virginia
Revenue	5.200%	6/1/46	9,500	7,114
Virginia GO	5.000%	6/1/17	7,480	8,262
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	14,020
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	18,000	21,053
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,805
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,530

Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
System Obligated Group)	5.000%	1/1/44	4,000	4,588
				123,246
Washington (1.4%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/25	2,500	3,010
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,793
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/21	5,000	5,883
Port of Seattle WA Revenue	5.000%	8/1/23	2,810	3,371
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,468
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	10,405
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,060	10,265
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/31	5,000	5,661
Washington GO	5.000%	7/1/15 (2)	2,425	2,475
3 Washington GO	5.000%	7/1/20	15,000	18,004
Washington GO	5.000%	7/1/21	5,305	6,468
3 Washington GO	5.000%	7/1/21	15,000	18,289
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	10,000	11,061
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	10,000	11,560
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,679
				120,392
West Virginia (0.3%)
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,812
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	6,869
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.375%	6/1/38	5,000	5,838
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/39	400	454
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	5,000	5,887
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,250	2,566
				24,426
Wisconsin (2.4%)
Platteville WI Redevelopment Authority Revenue
(Platteville Real Estate)	5.000%	7/1/42	3,000	3,197

Public Finance Authority of Wisconsin Airport
Facilities Revenue (AFCO Investors II
Portfolio)	5.000%	10/1/23	9,200	9,319
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/17	6,100	6,715
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	11,695	13,191
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	13,395
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,000	5,381
Public Finance Authority of Wisconsin CCRC
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	14,500	17,259
Public Finance Authority of Wisconsin Exempt
Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	10,350
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/26	2,410	2,886
Wisconsin GO	6.000%	5/1/27	17,000	20,452
Wisconsin GO	6.250%	5/1/37	20,200	24,333
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	6,437
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	12,213
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/37	5,000	5,751
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,657
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	5,500	6,273
Wisconsin Health & Educational Facilities
Authority Revenue (Prohealth Care Obligated
Group)	5.000%	8/15/39	5,000	5,780
Wisconsin Health & Educational Facilities
Authority Revenue (Thedacare Inc. Obligated
Group)	5.000%	12/15/34	9,300	10,888
Wisconsin Health & Educational Facilities
Authority Revenue (University of Wisconsin
Medical Foundation) VRDO	0.030%	2/6/15 LOC	20,500	20,500
				201,977
Total Tax-Exempt Municipal Bonds (Cost $7,704,069)				8,350,979
			Shares
Temporary Cash Investment (3.6%)
Money Market Fund (3.6%)
4 Vanguard Municipal Cash Management Fund
(Cost $310,925)	0.021%		310,925,270	310,925

Total Investments (101.0%) (Cost $8,014,994)				8,661,904
Other Assets and Liabilities-Net (-1.0%)				(83,445)
Net Assets (100%)				8,578,459

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $126,930,000, representing 1.5% of net assets.
2 Adjustable-rate security.

3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2015.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company).

High-Yield Tax-Exempt Fund

(16) MAC (Municipal Assurance Corporation). (17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	8,350,979	—
Temporary Cash Investments	310,925	—	—
Total	310,925	8,350,979	—

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

High-Yield Tax-Exempt Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at January 31, 2015.

D. At January 31, 2015, the cost of investment securities for tax purposes was $8,022,834,000. Net unrealized appreciation of investment securities for tax purposes was $639,070,000, consisting of unrealized gains of $657,914,000 on securities that had risen in value since their purchase and $18,844,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments
As of January 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.6%)
Alabama (0.1%)
1	Alabama Public School & College Authority
	Capital Improvement Revenue TOB VRDO	0.020%	2/6/15	16,055	16,055
1	Alabama Public School & College Authority
	Capital Improvement Revenue TOB VRDO	0.060%	2/6/15 (4)	1,245	1,245
					17,300
Alaska (1.0%)
	Alaska GO BAN	1.000%	3/23/15	100,000	100,119
	Alaska Housing Finance Corp. Home Mortgage
	Revenue VRDO	0.010%	2/6/15	13,400	13,400
	Alaska Housing Finance Corp. Home Mortgage
	Revenue VRDO	0.020%	2/6/15	10,000	10,000
	Alaska Student Loan Corp. Education Loan
	Revenue VRDO	0.050%	2/6/15 LOC	35,655	35,655
	Anchorage Alaska Electric Authority CP	0.080%	3/17/15 LOC	3,800	3,800
	Anchorage Alaska Electric Authority CP	0.080%	3/17/15 LOC	2,400	2,400
	North Slope Borough AK	2.000%	6/30/15	10,000	10,077
	Valdez AK Marine Terminal Revenue (Exxon
	Pipeline Co.) VRDO	0.010%	2/2/15	3,055	3,055
					178,506
Arizona (1.1%)
1	Arizona Health Facilities Authority Revenue
	(Banner Health) TOB VRDO	0.030%	2/6/15	21,000	21,000
1	Arizona Health Facilities Authority Revenue
	(Banner Health) TOB VRDO	0.050%	2/6/15	9,995	9,995
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.020%	2/6/15 LOC	9,580	9,580
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.020%	2/6/15 LOC	65,780	65,780
1	Arizona Transportation Board Highway Revenue
	TOB VRDO	0.030%	2/6/15	7,260	7,260
1	Arizona Transportation Board Highway Revenue
	TOB VRDO	0.060%	2/6/15	6,695	6,695
1	Maricopa County AZ Public Finance Corp.
	Lease Revenue TOB VRDO	0.040%	2/6/15 (2)	12,045	12,045
1	Phoenix AZ Civic Improvement Corp. Airport
	Revenue TOB VRDO	0.120%	2/6/15	1,000	1,000
1	Phoenix AZ Civic Improvement Corp.
	Wastewater System Revenue TOB PUT	0.110%	3/26/15 LOC	20,215	20,215
1	Phoenix AZ Civic Improvement Corp. Water
	System Revenue TOB VRDO	0.030%	2/6/15	4,995	4,995
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue TOB
	VRDO	0.020%	2/6/15	4,000	4,000
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue TOB
	VRDO	0.020%	2/6/15	16,000	16,000

1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.030%	2/6/15	3,320	3,320
1 Tempe AZ Union High School District No. 213
GO TOB VRDO	0.020%	2/6/15	6,840	6,840
1 University of Arizona Revenue TOB VRDO	0.030%	2/6/15	3,300	3,300
				192,025
Arkansas (0.0%)
Arkansas GO	5.000%	10/1/15	6,510	6,718

California (3.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.020%	2/6/15 LOC	7,000	7,000
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.020%	2/6/15	20,000	20,000
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.030%	2/6/15	5,050	5,050
1 California Health Facilities Financing Authority
Revenue (Providence Health Services) TOB
VRDO	0.060%	2/6/15	9,480	9,480
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	2/6/15	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	2/6/15	3,660	3,660
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	2/6/15	24,170	24,170
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.020%	2/6/15	78,710	78,710
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	2/6/15	2,500	2,500
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.030%	2/6/15	5,545	5,545
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	8/2/15	15,000	15,000
2 Eastern Municipal Water District CA Water &
Sewer Revenue PUT	0.040%	2/27/15	24,575	24,575
2 Eastern Municipal Water District CA Water &
Sewer Revenue PUT	0.030%	5/22/15	10,000	10,000
1 Golden State Tobacco Securitization Corp.
California TOB VRDO	0.050%	2/6/15 (13)(3)	9,900	9,900
2 Irvine CA Ranch Water District Revenue PUT	0.030%	3/12/15	8,550	8,550
2 Irvine CA Ranch Water District Revenue PUT	0.030%	3/12/15	5,695	5,695
Los Angeles CA Community College District GO	2.000%	8/1/15	16,790	16,948
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.030%	2/6/15 (4)(2)	17,500	17,500
Los Angeles County CA TRAN	1.500%	6/30/15	120,000	120,675
Los Angeles International Airport Revenue CP	0.100%	2/10/15 LOC	6,000	6,000
2 Metropolitan Water District of Southern
California Revenue PUT	0.040%	6/5/15	22,910	22,910
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.090%	2/6/15 LOC	26,000	26,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.110%	2/6/15 LOC	20,000	20,000

2 Riverside CA Water Revenue PUT	0.040%	4/1/15	14,085	14,085
Riverside County CA TRAN	1.500%	6/30/15	65,000	65,367
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	2.000%	6/15/15	3,630	3,655
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	2.000%	6/15/15	6,655	6,701
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	2.000%	8/1/15	2,685	2,709
1 Sweetwater CA Unified School District GO TOB
VRDO	0.040%	2/6/15 (13)	13,600	13,600
1 University of California Revenue TOB VRDO	0.030%	2/6/15	7,600	7,600
University of California Revenue VRDO	0.020%	2/6/15	26,800	26,800
Ventura County CA TRAN	1.500%	7/1/15	36,610	36,817
				642,202
Colorado (2.6%)
1 Board of Governors of the Colorado State
University System Enterprise Revenue TOB
VRDO	0.020%	2/6/15 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.040%	2/6/15 LOC	9,765	9,765
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/15 (14)(Prere.)	2,600	2,698
Colorado General Fund TRAN	2.000%	6/26/15	45,000	45,335
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.020%	2/6/15 LOC	400	400
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.020%	2/6/15	7,000	7,000
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.030%	2/6/15	13,635	13,635
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.030%	2/6/15	6,000	6,000
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.030%	2/6/15	7,175	7,175
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.030%	2/6/15	12,700	12,700
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.030%	2/6/15	13,300	13,300
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.020%	2/6/15	16,200	16,200
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.020%	2/6/15	25,320	25,320
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.030%	2/6/15	45,545	45,545
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.030%	2/6/15	5,570	5,570
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.020%	2/6/15	22,990	22,990
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.020%	2/6/15	5,400	5,400

Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	6,085	6,085
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	11,000	11,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	44,225	44,225
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.040%	2/6/15 (7)	26,710	26,710
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.050%	2/6/15	15,700	15,700
1 Colorado Regional Transportation District Sales
Tax Revenue TOB VRDO	0.030%	2/6/15	11,210	11,210
Colorado Springs CO Utility System Revenue
VRDO	0.020%	2/6/15	32,240	32,240
Colorado Springs CO Utility System Revenue
VRDO	0.020%	2/6/15	9,285	9,285
Colorado Springs CO Utility System Revenue
VRDO	0.020%	2/6/15	12,500	12,500
1 Denver CO City & County Airport Revenue TOB
VRDO	0.040%	2/6/15 LOC	25,000	25,000
				454,983
Connecticut (0.7%)
Connecticut GO	1.500%	11/15/15	15,000	15,158
2 Connecticut GO	0.060%	1/1/16	4,500	4,500
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.060%	2/6/15	10,335	10,335
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.010%	2/6/15	10,445	10,445
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.010%	2/6/15	20,665	20,665
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.020%	2/6/15	40,205	40,205
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.040%	2/6/15	29,050	29,050
Hartford CT GO	5.000%	8/1/15 (4)(Prere.)	1,970	2,017
				132,375
Delaware (0.0%)
1 Delaware Housing Authority Single Family
Mortgage Revenue TOB VRDO	0.280%	2/6/15 (14)	1,225	1,225

District of Columbia (1.1%)
1 District of Columbia GO TOB PUT	0.110%	2/19/15 LOC	22,710	22,710
District of Columbia Housing Finance Agency
(Edgewood Terrace) PUT	0.280%	12/1/15	7,190	7,190
1 District of Columbia Income Tax Revenue TOB
VRDO	0.020%	2/6/15	7,855	7,855
1 District of Columbia Income Tax Revenue TOB
VRDO	0.030%	2/6/15	9,995	9,995
1 District of Columbia Income Tax Revenue TOB
VRDO	0.040%	2/6/15	4,200	4,200
District of Columbia Revenue (American
University) VRDO	0.020%	2/6/15 LOC	10,000	10,000
District of Columbia Revenue (Georgetown
University) VRDO	0.010%	2/6/15 LOC	32,000	32,000

District of Columbia Revenue (Henry J. Kaiser
Family Foundation) VRDO	0.050%	2/6/15	26,000	26,000
District of Columbia Revenue (Medstar Health,
Inc.) VRDO	0.030%	2/2/15 LOC	3,700	3,700
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.020%	2/6/15 LOC	12,790	12,790
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.030%	2/6/15 (4)	6,190	6,190
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.040%	2/6/15 (4)(3)	9,500	9,500
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.040%	2/6/15 (4)	11,870	11,870
District of Columbia Water & Sewer Authority
Public Utility Revenue VRDO	0.010%	2/6/15	12,125	12,125
District of Columbia Water & Sewer Authority
Public Utility Revenue VRDO	0.020%	2/6/15	10,000	10,000
1 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue TOB VRDO	0.050%	2/6/15	9,750	9,750
				195,875
Florida (3.6%)
1 Broward County FL GO TOB VRDO	0.020%	2/6/15	10,750	10,750
1 Broward County FL School Board COP TOB
PUT	0.110%	3/5/15 LOC	34,245	34,245
1 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.030%	2/6/15	5,660	5,660
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.020%	2/6/15	12,700	12,700
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.020%	2/6/15	6,265	6,265
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.020%	2/6/15	12,000	12,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.030%	2/6/15	9,000	9,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.030%	2/6/15	10,080	10,080
1 Florida Department of Management Services
COP TOB VRDO	0.030%	2/6/15	6,960	6,960
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.080%	2/6/15	850	850
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15 (ETM)	13,155	13,418
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.020%	2/6/15 LOC	28,350	28,350
1 Florida Ports Financing Commission Revenue
TOB PUT	0.600%	7/8/15	3,930	3,930
Gainesville FL Utility System Revenue VRDO	0.010%	2/2/15	1,600	1,600
1 Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	0.030%	2/6/15	12,000	12,000
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.010%	2/2/15	6,300	6,300
1 Jacksonville FL Special Revenue TOB VRDO	0.030%	2/6/15	3,900	3,900
1 Miami-Dade County FL Aviation Revenue
(Miami International Airport) TOB VRDO	0.050%	2/6/15 (13)(12)	11,500	11,500
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.020%	2/6/15 LOC	48,720	48,720
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.020%	2/6/15 LOC	53,625	53,625

1 Miami-Dade County FL School Board COP TOB
VRDO	0.020%	2/6/15 LOC	15,880	15,880
Miami-Dade County FL Seaport Revenue VRDO	0.020%	2/6/15 LOC	57,800	57,800
Miami-Dade County FL Seaport Revenue VRDO	0.030%	2/6/15 LOC	6,000	6,000
North Broward FL Hospital District Revenue
VRDO	0.020%	2/6/15 LOC	78,690	78,690
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.030%	2/6/15 LOC	4,630	4,630
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.020%	2/6/15 LOC	19,400	19,400
1 Orange County FL Housing Finance Authority
Homeowner Revenue (Multi-County Program)
TOB VRDO	0.080%	2/6/15	1,300	1,300
1 Orange County FL School Board COP TOB
VRDO	0.020%	2/6/15 LOC	34,460	34,460
1 Orange County FL School Board COP TOB
VRDO	0.030%	2/6/15	8,000	8,000
1 Orange County FL School Board COP TOB
VRDO	0.030%	2/6/15 (12)	19,070	19,070
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.020%	2/6/15 LOC	19,900	19,900
1 Palm Beach County FL Public Improvement
Revenue TOB VRDO	0.020%	2/6/15	8,295	8,295
Palm Beach County FL Revenue (Children's
Home Society Project) VRDO	0.070%	2/6/15 LOC	11,065	11,065
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	0.040%	2/6/15 LOC	5,700	5,700
1 Palm Beach County FL School Board COP TOB
VRDO	0.060%	2/6/15 (4)	2,935	2,935
1 South Florida Water Management District COP
TOB VRDO	0.020%	2/2/15 (4)(2)	11,965	11,965
1 South Florida Water Management District COP
TOB VRDO	0.040%	2/6/15 (4)(2)	7,225	7,225
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.050%	2/6/15	9,360	9,360
St. Petersburg FL Public Utility Revenue	5.000%	10/1/15 (14)(Prere.)	2,000	2,063
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program) VRDO	0.020%	2/6/15 LOC	15,180	15,180
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.040%	2/6/15	6,730	6,730
University of Central Florida Athletic Association
Inc. COP	5.000%	10/1/15 (14)(Prere.)	1,805	1,863
University of Central Florida Athletic Association
Inc. COP	5.000%	10/1/15 (14)(Prere.)	3,275	3,380
				642,744
Georgia (2.5%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.020%	2/6/15 LOC	22,280	22,280
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.020%	2/6/15 LOC	6,600	6,600
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.020%	2/6/15 LOC	25,000	25,000

1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.020%	2/6/15 (4)LOC	26,260	26,260
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.030%	2/6/15 (4)	11,990	11,990
Forsyth County GA School District	5.000%	2/1/15 (14)(Prere.)	5,000	5,000
Forsyth County GA School District	5.000%	2/1/15 (14)(Prere.)	3,000	3,000
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.030%	2/6/15	22,835	22,835
Fulton County GA Development Authority
Revenue (Shepherd Center Inc. Project)
VRDO	0.020%	2/6/15 LOC	48,075	48,075
Georgia GO	5.000%	3/1/15	24,340	24,433
Georgia GO	5.000%	7/1/15	1,000	1,020
1 Georgia GO TOB VRDO	0.050%	2/6/15	10,795	10,795
1 Gwinnett County GA School District GO TOB
VRDO	0.020%	2/6/15	12,080	12,080
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.020%	2/6/15 LOC	39,650	39,650
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.020%	2/6/15 LOC	11,860	11,860
Main Street Natural Gas Inc. Georgia Gas
Project Revenue VRDO	0.020%	2/6/15	89,100	89,100
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.020%	2/6/15	15,145	15,145
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.030%	2/6/15	5,630	5,630
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.040%	2/6/15	4,000	4,000
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.020%	2/6/15	22,100	22,100
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.020%	2/6/15	28,400	28,400
				435,253
Hawaii (0.8%)
2 Hawaii Department of Budget & Finance
Revenue (Queens Health System) PUT	0.160%	8/28/15	11,270	11,270
2 Hawaii Department of Budget & Finance
Revenue (Queens Health System) PUT	0.160%	8/28/15	10,500	10,500
Honolulu HI City & County GO	5.000%	7/1/15 (14)(Prere.)	1,310	1,336
Honolulu HI City & County GO CP	0.080%	2/4/15	7,500	7,500
Honolulu HI City & County GO CP	0.080%	4/6/15	70,000	70,000
1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.020%	2/6/15 LOC	16,125	16,125
1 University of Hawaii Revenue TOB VRDO	0.030%	2/6/15 (13)(1)	19,800	19,800
				136,531
Idaho (1.1%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.020%	2/6/15	33,175	33,175
2 Idaho Health Facilities Authority Hospital
Revenue (Trinity Health Group) PUT	0.090%	8/28/15	10,915	10,915

Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	7,070	7,070
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	6,695	6,695
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	7,825	7,825
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	4,050	4,050
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	5,735	5,735
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	5,245	5,245
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	5,830	5,830
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	6,755	6,755
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	9,715	9,715
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	9,920	9,920
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	9,605	9,605
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	8,430	8,430
Idaho Housing & Finance Association
Unemployment Compensation Revenue	4.000%	8/15/15	4,500	4,592
Idaho Housing & Finance Association
Unemployment Compensation Revenue	5.000%	8/15/15	5,000	5,130
Idaho TAN	2.000%	6/30/15	60,000	60,462
				201,149
Illinois (4.8%)
Channahon IL Revenue (Morris Hospital) VRDO	0.020%	2/6/15 LOC	3,625	3,625
Channahon IL Revenue (Morris Hospital) VRDO	0.020%	2/6/15 LOC	4,675	4,675
Chicago IL Board of Education GO VRDO	0.020%	2/6/15 LOC	14,220	14,220
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.020%	2/6/15	9,385	9,385
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.070%	2/6/15	12,000	12,000
Chicago IL Midway Airport Revenue VRDO	0.040%	2/6/15 LOC	41,570	41,570
Illinois Development Finance Authority Revenue
(Presbyterian Homes Two Arbor Lane Project)
VRDO	0.030%	2/6/15 LOC	4,500	4,500
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.070%	2/4/15 LOC	35,000	35,000
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.060%	4/6/15 LOC	25,223	25,223
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.020%	2/6/15 LOC	14,900	14,900
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	0.160%	3/12/15	10,000	10,000
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.020%	2/6/15	5,200	5,200
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.040%	2/6/15	9,185	9,185
2 Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.140%	8/28/15	11,500	11,500

1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.030%	2/6/15	30,290	30,290
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.020%	2/6/15	61,640	61,640
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.020%	2/6/15 LOC	28,385	28,385
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.030%	2/6/15	13,125	13,125
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.030%	2/6/15 LOC	21,000	21,000
1 Illinois Finance Authority Revenue (Chicago
University) TOB VRDO	0.050%	2/6/15	9,990	9,990
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.020%	2/6/15 LOC	4,670	4,670
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.060%	5/5/15	25,000	25,000
Illinois Finance Authority Revenue (Methodist
Medical Center) VRDO	0.020%	2/6/15 LOC	11,500	11,500
1 Illinois Finance Authority Revenue (Northshore
University Health System) TOB VRDO	0.030%	2/6/15	4,375	4,375
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.030%	2/6/15	6,000	6,000
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.020%	2/6/15	8,165	8,165
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.010%	2/6/15	42,000	42,000
Illinois Finance Authority Revenue (Rush
University Medical Center) VRDO	0.020%	2/6/15 LOC	12,000	12,000
Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.030%	2/6/15 LOC	11,490	11,490
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.050%	2/6/15	10,200	10,200
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.020%	2/6/15	20,500	20,500
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.020%	2/6/15	14,999	14,999
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.020%	2/6/15	16,000	16,000
Illinois GO VRDO	0.010%	2/6/15 LOC	18,000	18,000
Illinois GO VRDO	0.010%	2/6/15 LOC	17,000	17,000
Illinois GO VRDO	0.010%	2/6/15 LOC	18,550	18,550
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.020%	2/6/15 LOC	16,100	16,100
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.020%	2/2/15	2,500	2,500
Illinois Housing Development Authority Revenue
(Lakeshore Plaza) VRDO	0.030%	2/6/15	9,875	9,875
Illinois Housing Development Authority Revenue
(Larkin Village) VRDO	0.040%	2/6/15	12,010	12,010
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (4)(Prere.)	9,715	9,910
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (4)(Prere.)	5,000	5,101
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.030%	2/6/15	14,900	14,900
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.030%	2/6/15	8,995	8,995
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.020%	2/6/15 LOC	30,900	30,900

1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.020%	2/6/15	28,685	28,685
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.020%	2/6/15	11,750	11,750
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.020%	2/6/15	8,125	8,125
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.030%	2/6/15	12,640	12,640
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.040%	2/6/15	13,400	13,400
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.050%	2/6/15	28,500	28,500
1 University of Illinois Auxiliary Facilities System
Revenue TOB VRDO	0.060%	2/6/15 (14)	19,300	19,300
				838,553
Indiana (4.4%)
Indiana Bond Bank Revenue Interim Advance
Funding Program TAN	2.000%	1/5/16	18,475	18,777
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.030%	2/6/15 LOC	26,000	26,000
1 Indiana Finance Authority Hospital Revenue
(Indiana University) TOB VRDO	0.020%	2/6/15 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.020%	2/6/15 LOC	16,215	16,215
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.030%	2/6/15 LOC	42,600	42,600
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.020%	2/6/15 LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.020%	2/6/15	26,825	26,825
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.020%	2/6/15	17,000	17,000
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.010%	2/6/15	35,325	35,325
1 Indiana Finance Authority Revenue (State
Revolving Fund) TOB VRDO	0.020%	2/6/15	40	40
Indiana Finance Authority State Revolving Fund
Program Revenue	4.000%	2/1/16	5,580	5,792
1 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
TOB VRDO	0.030%	2/6/15	12,750	12,750
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.020%	2/6/15	51,075	51,075
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.080%	2/6/15	335	335
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	0.200%	2/6/15	13,360	13,360
Lawrenceburg IN Pollution Control Revenue
VRDO	0.020%	2/6/15 LOC	5,500	5,500
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.230%	4/2/15	445,000	445,000

1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB PUT	0.110%	2/19/15 LOC	30,495	30,495
				767,089
Iowa (0.3%)
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.050%	2/6/15	6,555	6,555
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.050%	2/6/15	8,130	8,130
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.050%	2/6/15	11,785	11,785
1 Iowa Special Obligation Revenue (Ijobs
Program) TOB VRDO	0.070%	2/6/15	8,500	8,500
1 Iowa Special Obligation Revenue TOB VRDO	0.070%	2/6/15	11,200	11,200
				46,170
Kansas (0.6%)
2 Kansas Department of Transportation Highway
Revenue	0.320%	9/1/15	1,000	1,001
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.020%	2/6/15	5,990	5,990
Kansas Department of Transportation Highway
Revenue VRDO	0.010%	2/6/15	4,000	4,000
2 Kansas Department of Transportation Revenue	0.104%	9/1/15	7,400	7,400
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.030%	2/6/15	9,225	9,225
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.040%	2/6/15	8,000	8,000
Leawood KS GO	1.000%	9/1/15	22,060	22,165
Wichita KS BAN	0.250%	10/15/15	24,550	24,553
Wichita KS BAN	0.300%	10/15/15	24,435	24,438
				106,772
Kentucky (1.2%)
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (St.
Elizabeth Medical Center Inc.) VRDO	0.020%	2/6/15	32,500	32,500
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.020%	2/6/15 LOC	12,000	12,000
Kentucky Higher Education Student Loan Corp.
Student Loan Revenue VRDO	0.030%	2/6/15 LOC	31,000	31,000
Kentucky Higher Education Student Loan Corp.
Student Loan Revenue VRDO	0.030%	2/6/15 LOC	16,500	16,500
Kentucky Housing Corp. Housing Revenue
VRDO	0.040%	2/6/15	10,950	10,950
Kentucky Infrastructure Authority Wastewater &
Drinking Water State Revolving Fund
Revenue	5.000%	2/1/16	2,850	2,985
1 Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project) TOB VRDO	0.020%	2/6/15	10,195	10,195
1 Louisville & Jefferson County KY Metropolitan
Government Parking Revenue TOB VRDO	0.030%	2/6/15	6,125	6,125
Louisville and Jefferson County Metropolitan
Sewer District Rev BAN	2.000%	11/24/15	76,340	77,402

Richmond KY League of Cities Funding Lease
Program Revenue VRDO	0.030%	2/6/15 LOC	5,900	5,900
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.030%	2/6/15 LOC	2,700	2,700
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.030%	2/6/15 LOC	2,500	2,500
				210,757
Louisiana (1.5%)
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.020%	2/6/15 LOC	85,000	85,000
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	2/1/15 (2)(Prere.)	1,300	1,300
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.020%	2/6/15 LOC	13,905	13,905
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.020%	2/6/15 LOC	55,000	55,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.020%	2/6/15 LOC	50,000	50,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.020%	2/6/15 LOC	18,675	18,675
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.020%	2/6/15 LOC	45,740	45,740
				269,620
Maine (0.1%)
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.080%	2/6/15	5,510	5,510
Maine Housing Authority Mortgage Revenue
VRDO	0.030%	2/6/15	20,000	20,000
				25,510
Maryland (3.0%)
Baltimore County MD BAN	1.000%	2/25/15	84,000	84,048
Baltimore County MD BAN	1.000%	2/25/15	114,000	114,065
Baltimore County MD GO	5.000%	2/1/15	9,000	9,000
Baltimore County MD GO	5.000%	2/1/16	3,000	3,144
1 Baltimore MD GO TOB VRDO	0.030%	2/6/15	7,500	7,500
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.050%	2/6/15	7,440	7,440
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.060%	2/6/15	7,520	7,520
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.060%	2/6/15	3,035	3,035
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.060%	2/6/15	4,430	4,430
Maryland GO	5.250%	2/15/15	1,325	1,328
Maryland GO	5.000%	3/1/15	21,065	21,146
Maryland GO	5.250%	3/1/15	16,205	16,270
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System) TOB VRDO	0.030%	2/6/15	5,000	5,000
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.070%	2/4/15	20,000	20,000

1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.020%	2/6/15	8,265	8,265
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.020%	2/6/15	7,560	7,560
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.030%	2/6/15 LOC	46,140	46,140
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.020%	2/6/15 (4)	15,235	15,235
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.030%	2/6/15 (4)	13,860	13,860
Montgomery County MD GO CP	0.020%	2/11/15	45,000	45,000
Montgomery County MD GO CP	0.020%	2/11/15	25,000	25,000
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.030%	2/6/15 LOC	8,030	8,030
Prince Georges County MD	2.000%	9/1/15	5,435	5,493
Washington Suburban Sanitation District
Maryland GO	2.000%	6/1/15	4,600	4,628
Washington Suburban Sanitation District
Maryland GO VRDO	0.020%	2/6/15	16,700	16,700
Washington Suburban Sanitation District
Maryland GO VRDO	0.020%	2/6/15	15,400	15,400
Washington Suburban Sanitation District
Maryland GO VRDO	0.020%	2/6/15	12,500	12,500
				527,737
Massachusetts (2.6%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue CP	0.080%	3/9/15	27,575	27,575
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue PUT	0.110%	8/28/15	3,210	3,210
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.020%	2/6/15	43,625	43,625
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.020%	2/6/15	50,400	50,400
Massachusetts Development Finance Agency
Revenue (Cushing Academy Issue) VRDO	0.020%	2/6/15 LOC	8,365	8,365
Massachusetts GO	5.000%	3/1/15 (4)(Prere.)	6,500	6,525
1 Massachusetts GO TOB VRDO	0.020%	2/6/15	15,195	15,195
1 Massachusetts GO TOB VRDO	0.030%	2/6/15	3,750	3,750
1 Massachusetts GO TOB VRDO	0.030%	2/6/15 (4)	1,850	1,850
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.020%	2/2/15	14,000	14,000
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.010%	2/6/15	42,630	42,630
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.010%	2/2/15	1,400	1,400
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.010%	2/6/15	22,950	22,950

Massachusetts Health & Educational Facilities
Authority Revenue (Pool Loan Program)
VRDO	0.020%	2/6/15 LOC	17,700	17,700
Massachusetts Housing Finance Agency
MultiFamily Housing Revenue PUT	0.330%	1/15/16	16,500	16,500
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.070%	2/6/15	5,515	5,515
Massachusetts RAN	1.500%	5/28/15	54,000	54,238
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	845	867
Massachusetts School Building Authority
Dedicated Sales Tax Revenue BAN	1.500%	7/16/15	15,000	15,093
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.030%	2/6/15	5,000	5,000
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.030%	2/6/15	4,125	4,125
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/15	5,000	5,121
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.020%	2/6/15 (4)	7,300	7,300
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.020%	2/6/15 (4)	7,500	7,500
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.030%	2/6/15	5,000	5,000
Massachusetts Water Resources Authority
Revenue VRDO	0.020%	2/6/15	24,800	24,800
Methuen MA GO BAN	2.000%	8/7/15	15,415	15,545
1 Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	0.100%	2/6/15 LOC	24,000	24,000
2 University of Massachusetts Building Authority
Revenue PUT	0.110%	8/28/15	16,155	16,155
				465,934
Michigan (2.5%)
2 Kent Hospital Finance Authority (Spectrum
Health System) PUT	0.100%	8/28/15	15,680	15,680
1 Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group) TOB
VRDO	0.020%	2/6/15 LOC	15,000	15,000
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/15	5,000	5,101
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.020%	2/6/15 LOC	32,000	32,000
Michigan Hospital Finance Authority Revenue
(Trinity Health) VRDO	0.020%	2/6/15	22,825	22,825
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.020%	2/6/15	31,220	31,220
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.020%	2/6/15	57,850	57,850
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	107,040	107,040
Michigan State University Board of Trustees
General Revenue VRDO	0.020%	2/6/15	42,140	42,140
Michigan State University Board of Trustees
General Revenue VRDO	0.020%	2/6/15	33,400	33,400
Michigan State University Revenue CP	0.070%	2/4/15	13,690	13,690
Michigan State University Revenue CP	0.060%	5/1/15	8,220	8,220
University of Michigan Revenue VRDO	0.010%	2/2/15	5,900	5,900

University of Michigan Revenue VRDO	0.010%	2/6/15	25,145	25,145
University of Michigan University Revenue
VRDO	0.010%	2/6/15	16,300	16,300
1 Wayne State University Michigan Revenue TOB
VRDO	0.070%	2/6/15 (4)	5,000	5,000
				436,511
Minnesota (1.8%)
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.020%	2/6/15 LOC	20,000	20,000
1 Minnesota GO TOB VRDO	0.030%	2/6/15	3,510	3,510
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.040%	2/6/15	22,700	22,700
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.040%	2/6/15	5,105	5,105
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program) VRDO	0.020%	2/6/15 LOC	115,300	115,300
Minnesota School District TRAN	2.000%	9/15/15	9,420	9,528
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.100%	4/14/15	105,000	105,000
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.100%	4/14/15	8,400	8,400
University of Minnesota Revenue CP	0.060%	2/5/15	17,260	17,260
University of Minnesota Revenue CP	0.060%	3/4/15	8,700	8,700
				315,503
Mississippi (0.8%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/2/15	5,000	5,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.020%	2/2/15	1,900	1,900
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/6/15	23,925	23,925
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.020%	2/6/15	58,400	58,400
Mississippi GO	5.500%	9/1/15	4,035	4,159
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.020%	2/6/15	40,000	40,000
				133,384
Missouri (2.7%)
Curators of the University of Missouri System
Facilities Revenue VRDO	0.010%	2/6/15	51,235	51,235
Kansas City MO GO	2.000%	2/1/15	5,000	5,000
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.020%	2/2/15	1,700	1,700
2 Missouri Health & Education Facilities Authority
Revenue (BJC Health System) PUT	0.090%	8/28/15	20,000	20,000
1 Missouri Health & Education Facilities Authority
Revenue (St. Luke's Health System)TOB
VRDO	0.020%	2/6/15 LOC	41,995	41,995

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.020%	2/6/15	67,175	67,175
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.020%	2/6/15	61,200	61,200
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.020%	2/6/15	34,700	34,700
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.020%	2/6/15	28,000	28,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.030%	2/6/15	40,645	40,645
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Louis
University) VRDO	0.010%	2/2/15 LOC	7,100	7,100
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.020%	2/6/15	23,810	23,810
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.020%	2/6/15	22,000	22,000
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.030%	2/6/15	5,570	5,570
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.020%	2/2/15	1,900	1,900
Missouri Highways & Transportation
Commission Road Revenue VRDO	0.020%	2/6/15 LOC	9,750	9,750
St. Joseph MO Industrial Development Authority
Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.020%	2/6/15 LOC	17,500	17,500
St. Louis MO General Fund TRAN	2.000%	5/29/15	32,500	32,693
				471,973
Multiple States (7.9%)
1 BlackRock Municipal Bond Investment Trust
VRDP VRDO	0.110%	2/6/15 LOC	8,500	8,500
1 BlackRock MuniYield Quality Fund, Inc. VRDP
VRDO	0.110%	2/6/15 LOC	27,000	27,000
Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.030%	2/6/15 LOC	11,495	11,495
Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.030%	2/6/15 LOC	25,735	25,735
Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.040%	2/6/15 LOC	14,815	14,815
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.050%	2/6/15 LOC	339,555	339,555
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.050%	2/6/15 LOC	34,592	34,592
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.050%	2/6/15 LOC	15,275	15,275
1 Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	0.110%	2/6/15 LOC	2,200	2,200

1 Nuveen Dividend Advantage Municipal Fund 2,
Inc. VRDP VRDO	0.120%	2/6/15 LOC	39,300	39,300
1 Nuveen Insured Municipal Opportunity Fund
VRDP VRDO	0.110%	2/6/15 LOC	203,500	203,500
1 Nuveen Municipal Advantage Fund VRDP
VRDO	0.100%	2/6/15 LOC	166,700	166,700
1 Nuveen Municipal Market Opportunity Fund
VRDP VRDO	0.140%	2/6/15 LOC	29,900	29,900
1 Nuveen Premium Income Municipal Fund 2, Inc.
VRDP VRDO	0.110%	2/6/15 LOC	42,000	42,000
1 Nuveen Premium Income Municipal Fund 4, Inc.
VRDP VRDO	0.100%	2/6/15 LOC	170,000	170,000
1 Nuveen Quality Income Municipal Fund, Inc.
VRDP VRDO	0.100%	2/6/15 LOC	212,800	212,800
1 Nuveen Select Quality Municipal Fund, Inc.
VRDP VRDO	0.110%	2/6/15 LOC	25,000	25,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.050%	2/6/15	3,335	3,335
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.090%	2/6/15	5,190	5,190
1 Port Authority of New York and New Jersey
Revenue TOB VRDO	0.050%	2/6/15	5,560	5,560
				1,382,452
Nebraska (0.8%)
Lincoln NE Electric System Revenue CP	0.080%	3/4/15	15,500	15,500
1 Nebraska Investment Finance Authority
Multifamily Housing Revenue (Riverbend
Apartments Project) VRDO	0.050%	2/6/15 LOC	5,740	5,740
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.030%	2/6/15	61,425	61,425
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.020%	2/6/15	10,045	10,045
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.030%	2/6/15 (13)	34,610	34,610
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.060%	2/6/15	9,510	9,510
				136,830
Nevada (1.7%)
Clark County NV Economic Development
Revenue (Opportunity Village Foundation
Project) VRDO	0.020%	2/6/15 LOC	17,000	17,000
1 Clark County NV GO TOB VRDO	0.020%	2/6/15 LOC	50,685	50,685
1 Clark County NV GO TOB VRDO	0.030%	2/6/15 (2)	2,000	2,000
1 Clark County NV GO TOB VRDO	0.050%	2/6/15 (14)(3)	7,615	7,615
1 Las Vegas NV GO TOB VRDO	0.020%	2/6/15	10,850	10,850
1 Las Vegas NV GO TOB VRDO	0.030%	2/6/15	8,330	8,330
Las Vegas Valley Water District Nevada GO CP	0.080%	2/4/15	16,000	16,000
Las Vegas Valley Water District Nevada GO CP	0.100%	4/1/15	76,940	76,940
Las Vegas Valley Water District Nevada GO CP	0.100%	4/6/15	11,600	11,600
Las Vegas Valley Water District Nevada GO CP	0.080%	5/7/15	53,000	53,000
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.050%	2/6/15	4,685	4,685
Nevada GO	5.000%	2/1/15 (Prere.)	2,000	2,000
Nevada GO	5.000%	2/1/15 (Prere.)	5,000	5,000
1 Nevada GO TOB VRDO	0.070%	2/6/15 (4)	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.020%	2/6/15 LOC	12,920	12,920

Nevada Housing Division Multi-Unit Housing
Revenue (City Center Project) VRDO	0.170%	2/6/15 LOC	7,440	7,440
				295,465
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.020%	2/6/15	8,000	8,000
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.020%	2/6/15	6,945	6,945
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.030%	2/6/15	10,000	10,000
				24,945
New Jersey (3.4%)
Bergen County NJ BAN	1.250%	12/23/15	23,300	23,524
Brick Township NJ BAN	1.000%	12/17/15	4,800	4,827
Brick Township NJ BAN	1.500%	12/17/15	5,030	5,078
Burlington County NJ BAN	0.750%	5/19/15	24,834	24,879
Burlington County NJ Bridge Commission
Revenue BAN	1.250%	11/18/15	20,000	20,168
Cherry Hill Township NJ BAN	1.000%	10/22/15	5,600	5,633
Clifton NJ BAN	1.000%	10/14/15	5,100	5,126
Essex County NJ Improvement Authority
Revenue	1.500%	10/1/15	3,600	3,630
Fair Lawn NJ BAN	1.000%	9/18/15	5,500	5,527
Freehold Township NJ BAN	1.000%	12/14/15	13,400	13,493
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.800%	11/1/15 (4)(Prere.)	6,000	6,251
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.800%	11/1/15 (4)(Prere.)	2,500	2,604
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.800%	11/1/15 (4)(Prere.)	5,000	5,207
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.800%	11/1/15 (4)(Prere.)	5,000	5,207
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.800%	11/1/15 (4)(Prere.)	5,000	5,207
Hudson County NJ Improvement Authority BAN	1.000%	11/25/15	6,500	6,537
Mahwah Township NJ BAN	1.000%	8/7/15	5,000	5,022
Mahwah Township NJ BAN	1.000%	10/9/15	2,750	2,766
Mercer County NJ BAN	5.000%	2/13/15	24,800	24,840
Middlesex County NJ BAN	0.750%	6/5/15	10,000	10,021
New Jersey Economic Development Authority
Industrial Development Revenue (Ocean
Spray Cranberries Inc. Project) VRDO	0.080%	2/6/15 LOC	8,000	8,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	2,500	2,509
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	2,700	2,710
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	21,455	21,538

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	2,175	2,183
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	3,300	3,313
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	6,000	6,024
1 New Jersey GO TOB VRDO	0.040%	2/2/15 LOC	94,000	94,000
1 New Jersey GO TOB VRDO	0.040%	2/2/15 LOC	59,995	59,995
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/15	3,750	3,807
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.030%	2/6/15 LOC	34,900	34,900
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.010%	2/6/15	2,200	2,200
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.030%	2/6/15	3,500	3,500
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (4)(Prere.)	6,120	6,229
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (2)(Prere.)	1,400	1,425
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (14)(Prere.)	2,650	2,766
North Bergen Township NJ BAN	1.000%	4/1/15	10,645	10,659
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	2/6/15 LOC	15,000	15,000
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	2/6/15 LOC	28,000	28,000
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.120%	2/6/15 LOC	24,000	24,000
Ocean City NJ BAN	1.000%	12/3/15	4,160	4,184
Paramus Borough NJ BAN	1.000%	2/20/15	10,100	10,104
Secaucus NJ BAN	1.000%	6/12/15	4,800	4,812
Secaucus NJ BAN	1.250%	1/8/16	2,400	2,420
Wayne Township NJ BAN	0.750%	7/20/15	4,300	4,311
West Orange Township NJ BAN	1.000%	7/30/15	2,600	2,609
West Orange Township NJ BAN	1.000%	10/20/15	3,680	3,699
West Orange Township NJ BAN	1.250%	12/15/15	3,098	3,122
West Windsor Township NJ BAN	1.000%	11/20/15	4,800	4,830
Woodbridge Township NJ BAN	1.000%	8/21/15	35,000	35,154
				593,550
New Mexico (0.4%)
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	0.060%	2/6/15	39,395	39,395
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.020%	2/6/15	25,665	25,665
				65,060
New York (8.0%)
Albany NY GO BAN	1.000%	7/2/15	14,500	14,550
Connetquot NY Central School District BAN	1.000%	9/4/15	6,150	6,180
Erie County NY Fiscal Stability Authority BAN	1.250%	7/31/15	20,500	20,611
Huntington NY Union Free School District TAN	1.000%	6/26/15	10,000	10,034
New York City NY GO	4.000%	8/1/15	1,000	1,019
New York City NY GO	5.000%	8/1/15	24,690	25,288

New York City NY GO	5.000%	8/1/15	8,000	8,194
1 New York City NY GO TOB VRDO	0.020%	2/6/15	15,000	15,000
1 New York City NY GO TOB VRDO	0.030%	2/6/15	8,250	8,250
1 New York City NY GO TOB VRDO	0.040%	2/6/15	17,320	17,320
New York City NY GO VRDO	0.010%	2/2/15	13,500	13,500
New York City NY GO VRDO	0.020%	2/2/15 (4)	2,000	2,000
New York City NY GO VRDO	0.020%	2/2/15 (4)	5,100	5,100
New York City NY GO VRDO	0.010%	2/6/15 LOC	53,580	53,580
New York City NY GO VRDO	0.020%	2/6/15	70,000	70,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.020%	2/6/15 LOC	18,000	18,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.050%	2/6/15	21,650	21,650
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Bruckner by
the Bridge) VRDO	0.010%	2/6/15 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development) VRDO	0.010%	2/6/15 LOC	12,925	12,925
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.020%	2/6/15 LOC	3,600	3,600
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.030%	2/6/15 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.020%	2/6/15	100,200	100,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.020%	2/6/15 LOC	11,300	11,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.020%	2/6/15 LOC	15,000	15,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.010%	2/6/15 LOC	12,000	12,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (The
Balton) VRDO	0.020%	2/6/15 LOC	7,500	7,500
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.010%	2/6/15 LOC	18,055	18,055
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.030%	2/6/15	21,055	21,055
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.030%	2/6/15	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.030%	2/6/15	7,300	7,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.050%	2/6/15	23,405	23,405

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	2/6/15	19,800	19,800
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.030%	2/6/15 (4)	18,200	18,200
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.040%	2/6/15 (4)	10,000	10,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	2/6/15	90,700	90,700
New York City NY Transitional Finance Authority
Revenue VRDO	0.010%	2/2/15	8,300	8,300
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.040%	2/6/15	24,700	24,700
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.020%	2/6/15 (13)	39,505	39,505
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.040%	2/6/15 (13)	15,935	15,935
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	2/6/15 LOC	14,800	14,800
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.020%	2/6/15 LOC	3,980	3,980
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) TOB VRDO	0.130%	2/6/15 (4)	3,835	3,835
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.010%	2/6/15 LOC	5,660	5,660
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.010%	2/6/15 LOC	4,660	4,660
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	2/6/15	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	2/6/15	13,000	13,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	2/6/15	6,420	6,420
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.050%	2/6/15	23,485	23,485
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.010%	2/6/15 LOC	14,070	14,070
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.020%	2/6/15	1,000	1,000
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.030%	2/6/15	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.010%	2/6/15 LOC	16,100	16,100
New York State Housing Finance Agency
Housing Revenue (100 Maiden Lane) VRDO	0.020%	2/6/15 LOC	16,500	16,500
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.020%	2/6/15 LOC	67,500	67,500
New York State Housing Finance Agency
Housing Revenue (8 East 102nd Street)
VRDO	0.010%	2/6/15 LOC	12,000	12,000

New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments)
VRDO	0.030%	2/6/15 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.020%	2/6/15 LOC	16,800	16,800
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.030%	2/6/15 LOC	10,400	10,400
New York State Housing Finance Agency
Revenue (250 West 50th Street Project)
VRDO	0.020%	2/6/15 LOC	50,000	50,000
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.020%	2/6/15 LOC	13,000	13,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	2/2/15	14,000	14,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	2/2/15	1,350	1,350
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.030%	2/6/15	25,605	25,605
New York State Power Authority Revenue CP	0.060%	4/2/15	37,884	37,884
New York State Power Authority Revenue CP	0.090%	5/19/15	10,000	10,000
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.050%	2/6/15	10,115	10,115
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	2/6/15 LOC	36,945	36,945
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	2/6/15	29,800	29,800
North Hempstead NY BAN	0.500%	4/8/15	14,263	14,269
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.080%	2/6/15 LOC	31,000	31,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.080%	2/6/15 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.080%	2/6/15 LOC	25,500	25,500
1 Nuveen New York Performance Plus Municipal
Fund VRDP VRDO	0.110%	2/6/15 LOC	11,200	11,200
Port Washington NY Union Free School District
BAN	1.000%	8/7/15	3,475	3,490
Tompkins County NY BAN	1.000%	7/14/15	4,790	4,808
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.020%	2/6/15 LOC	18,000	18,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.020%	2/6/15 LOC	2,000	2,000
				1,402,572
North Carolina (2.0%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina Hospitals at Chapel Hill) VRDO	0.020%	2/6/15	42,810	42,810
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.020%	2/6/15	7,505	7,505
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.030%	2/6/15	10,900	10,900
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.080%	2/4/15	14,133	14,133
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.080%	2/5/15	14,051	14,051

North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.080%	3/3/15	8,237	8,237
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.090%	3/10/15	14,051	14,051
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.100%	5/5/15	17,928	17,928
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.100%	5/12/15	14,289	14,289
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.030%	2/6/15	2,495	2,495
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.030%	2/6/15 LOC	10,135	10,135
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.030%	2/6/15 LOC	11,510	11,510
1 North Carolina Capital Improvement Revenue
TOB VRDO	0.020%	2/6/15	10,610	10,610
North Carolina Educational Facilities Finance
Agency Revenue (Duke University) VRDO	0.020%	2/6/15	19,685	19,685
North Carolina GO	5.000%	3/1/15	8,000	8,030
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.020%	2/6/15 LOC	12,575	12,575
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.030%	2/6/15 LOC	6,095	6,095
2 North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	0.140%	8/28/15	11,905	11,905
1 North Carolina Revenue TOB VRDO	0.030%	2/6/15	2,900	2,900
Raleigh Durham NC Airport Authority Revenue
VRDO	0.020%	2/6/15 LOC	13,700	13,700
Raleigh NC Downtown Improvement Project
COP VRDO	0.010%	2/6/15	33,900	33,900
Raleigh NC Downtown Improvement Project
COP VRDO	0.010%	2/6/15	14,200	14,200
1 University of North Carolina University Revenue
TOB VRDO	0.020%	2/6/15	25,300	25,300
1 University of North Carolina University Revenue
TOB VRDO	0.030%	2/6/15	6,710	6,710
Wake County NC GO	5.000%	2/1/15	1,100	1,100
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.020%	2/6/15	13,660	13,660
				348,414
North Dakota (0.2%)
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.020%	2/6/15	19,950	19,950
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.030%	2/6/15	9,600	9,600
				29,550
Ohio (2.0%)
Butler County OH BAN	0.300%	7/30/15	2,400	2,400
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.020%	2/6/15	15,250	15,250
Columbus OH BAN	1.000%	8/28/15	4,500	4,522

Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.020%	2/6/15 LOC	15,755	15,755
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.020%	2/6/15 LOC	14,550	14,550
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.020%	2/6/15 LOC	5,055	5,055
2 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	0.050%	6/3/15	10,000	10,000
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.060%	2/6/15	4,330	4,330
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.020%	2/6/15	13,150	13,150
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.020%	2/6/15	24,400	24,400
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.020%	2/6/15 LOC	6,015	6,015
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.020%	2/6/15	10,165	10,165
2 Franklin County OH Revenue (Trinity Health
Credit Group) PUT	0.090%	8/28/15	9,685	9,685
Huber Heights OH BAN	1.000%	6/3/15	13,583	13,615
Kent OH BAN	1.000%	9/2/15	2,355	2,365
1 Nuveen Ohio Quality Income Municipal Fund
VRDP VRDO	0.110%	2/6/15 LOC	11,000	11,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.020%	2/6/15 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.010%	2/6/15	15,475	15,475
Ohio GO VRDO	0.020%	2/6/15	8,375	8,375
Ohio GO VRDO	0.020%	2/6/15	3,600	3,600
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.100%	2/2/15	6,000	6,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.080%	2/18/15	5,000	5,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.030%	2/6/15	27,295	27,295
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.040%	2/6/15	17,380	17,380
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.040%	2/6/15	19,150	19,150
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.040%	2/6/15	2,550	2,550
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.040%	2/6/15	32,360	32,360
Ohio State University General Receipts
Revenue VRDO	0.010%	2/6/15	13,495	13,495
Ohio State University General Receipts
Revenue VRDO	0.020%	2/6/15	39,160	39,160
				356,097
Oklahoma (0.1%)
1 Grand River Dam Authority Oklahoma Revenue
TOB VRDO	0.030%	2/6/15 (13)	23,300	23,300

1 Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program) TOB VRDO	0.080%	2/6/15	1,395	1,395
				24,695
Oregon (1.2%)
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.040%	2/6/15	34,775	34,775
Oregon Health & Science University Revenue
VRDO	0.030%	2/6/15 LOC	15,925	15,925
1 Oregon Housing & Community Service
Department Single Family Mortgage Revenue
TOB VRDO	0.060%	2/6/15	8,195	8,195
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.030%	2/6/15	6,640	6,640
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.050%	2/6/15	15,000	15,000
Oregon TAN	2.000%	6/15/15	117,000	117,806
Portland OR TAN	1.750%	6/24/15	12,735	12,817
				211,158
Pennsylvania (0.8%)
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.020%	2/6/15 LOC	11,300	11,300
1 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB
VRDO	0.020%	2/6/15 LOC	4,870	4,870
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.030%	2/6/15	11,300	11,300
Emmaus PA General Authority Revenue VRDO	0.020%	2/6/15 LOC	2,500	2,500
Emmaus PA General Authority Revenue VRDO	0.020%	2/6/15 LOC	3,600	3,600
Emmaus PA General Authority Revenue VRDO	0.020%	2/6/15 LOC	4,900	4,900
Emmaus PA General Authority Revenue VRDO	0.020%	2/6/15 LOC	6,200	6,200
Emmaus PA General Authority Revenue VRDO	0.020%	2/6/15 LOC	10,600	10,600
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.030%	2/6/15	14,290	14,290
Nuveen PA Investment Quality Municipal Fund
VRDP VRDO	0.120%	2/6/15 LOC	22,000	22,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.020%	2/6/15 LOC	1,500	1,500
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.120%	2/6/15	3,875	3,875
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	14,580	14,580
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	10,535	10,535
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.030%	2/6/15	20,000	20,000
				142,050

Rhode Island (0.2%)
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.020%	2/6/15 LOC	7,065	7,065
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.020%	2/6/15 LOC	4,420	4,420
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.010%	2/6/15	15,350	15,350
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.020%	2/6/15	11,000	11,000
				37,835
South Carolina (1.1%)
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.020%	2/6/15	1,550	1,550
Greenville County SC School District BAN	1.000%	6/1/15	58,370	58,539
Richland County SC BAN	1.500%	10/30/15	50,000	50,505
South Carolina GO	5.000%	3/1/15	1,045	1,049
South Carolina GO	4.000%	4/1/15	590	594
South Carolina GO	4.000%	4/1/15	1,285	1,293
South Carolina GO	4.000%	6/1/15	3,500	3,544
1 South Carolina Housing Finance & Development
Authority Revenue TOB VRDO	0.030%	2/6/15	5,200	5,200
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.010%	2/6/15 LOC	27,485	27,485
South Carolina Jobs Economic Development
Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) VRDO	0.030%	2/6/15 LOC	6,900	6,900
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.020%	2/6/15 LOC	20,155	20,155
University of South Carolina School of Medicine
Educational Trust Healthcare Facilities
Revenue VRDO	0.010%	2/6/15 LOC	3,945	3,945
Western Carolina Regional Sewer Authority
Revenue	5.000%	3/1/15 (4)(Prere.)	5,000	5,019
				185,778
South Dakota (0.2%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.020%	2/6/15	19,880	19,880
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.020%	2/6/15	17,000	17,000
				36,880
Tennessee (1.5%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.020%	2/6/15 LOC	4,600	4,600
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.020%	2/6/15	18,300	18,300

Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.020%	2/6/15 LOC	10,685	10,685
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.020%	2/6/15 LOC	14,170	14,170
1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.030%	2/6/15 (4)	15,945	15,945
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.100%	10/2/15	12,500	12,500
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) TOB VRDO	0.030%	2/6/15	8,250	8,250
1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.030%	2/6/15	6,250	6,250
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.020%	2/6/15 LOC	4,500	4,500
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.020%	2/6/15	23,600	23,600
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.090%	2/6/15 LOC	11,100	11,100
Shelby County TN GO VRDO	0.020%	2/6/15	70,000	70,000
Tennessee GO CP	0.090%	2/3/15	25,000	25,000
Tennessee GO CP	0.100%	2/11/15	28,000	28,000
1 Tennessee Housing Development Agency
Homeownership Program Revenue TOB
VRDO	0.070%	2/6/15	7,495	7,495
				260,395
Texas (11.4%)
Arlington TX Independent School District GO	5.000%	2/15/15 (Prere.)	7,225	7,238
Austin TX Combined Utility System Revenue CP	0.070%	2/5/15 LOC	68,305	68,305
1 Austin TX Water & Wastewater System
Revenue TOB PUT	0.110%	3/5/15 (4)LOC	16,795	16,795
1 Beaumont TX Independent School District
School Building GO TOB VRDO	0.080%	2/6/15	10,010	10,010
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue
CP	0.070%	2/18/15	20,000	20,000
City of Austin TX Water Wastewater System
Revenue BOND	5.000%	5/15/15 (2)(Prere.)	3,485	3,533
City of Austin TX Water Wastewater System
Revenue BOND	5.000%	5/15/15 (2)(Prere.)	3,120	3,163
1 Comal TX Independent School District GO TOB
PUT	0.110%	2/19/15 LOC	10,060	10,060
1 Conroe TX Independent School District GO TOB
VRDO	0.030%	2/6/15	6,010	6,010
Dallas Area Rapid Transit Sales Tax Revenue
CP	0.100%	2/19/15	10,000	10,000
Dallas Area Rapid Transit Sales Tax Revenue
CP	0.070%	3/4/15	20,000	20,000
Dallas Area Rapid Transit Sales Tax Revenue
CP	0.050%	3/16/15	12,500	12,500

1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB PUT	0.110%	3/26/15 LOC	19,260	19,260
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.020%	2/6/15 (2)	5,500	5,500
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.020%	2/6/15 (2)	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.040%	2/6/15	12,465	12,465
Dallas TX Waterworks & Sewer System
Revenue CP	0.070%	2/2/15	20,000	20,000
Dallas TX Waterworks & Sewer System
Revenue CP	0.070%	2/2/15	41,875	41,875
Dallas TX Waterworks & Sewer System
Revenue CP	0.050%	3/2/15	11,470	11,470
Frisco TX GO	4.000%	2/15/15	1,250	1,252
Garland TX Electric Utility System Revenue CP	0.090%	3/3/15 LOC	5,000	5,000
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) TOB VRDO	0.020%	2/6/15 LOC	58,395	58,395
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.030%	2/2/15	1,435	1,435
Harris County TX GO	5.000%	10/1/15	1,500	1,548
Harris County TX GO CP	0.090%	3/5/15	30,388	30,388
1 Harris County TX GO TOB VRDO	0.030%	2/6/15 (4)	8,070	8,070
1 Harris County TX GO TOB VRDO	0.030%	2/6/15 (4)	8,155	8,155
1 Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.020%	2/6/15 (4)LOC	34,795	34,795
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.030%	2/2/15	12,500	12,500
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.030%	2/2/15	3,375	3,375
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/15	3,060	3,170
1 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.060%	2/6/15	7,745	7,745
Harris County TX TAN	1.000%	2/27/15	43,500	43,528
Harris County TX TAN	2.000%	2/27/15	12,500	12,517
2 Harris County TX Toll Road Revenue	0.450%	8/15/15	1,000	1,002
1 Harris County TX Toll Road Revenue TOB
VRDO	0.030%	2/6/15 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB
VRDO	0.020%	2/6/15	12,000	12,000
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) CP	0.090%	2/5/15	8,535	8,535
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.030%	2/6/15	6,665	6,665
Houston TX TRAN	1.000%	6/30/15	37,500	37,636
1 Houston TX Utility System Revenue TOB VRDO	0.020%	2/6/15 (4)LOC	15,170	15,170
1 Houston TX Utility System Revenue TOB VRDO	0.020%	2/6/15	12,240	12,240
Houston TX Utility System Revenue VRDO	0.010%	2/6/15 LOC	20,000	20,000
1 Hutto TX Independent School District GO TOB
VRDO	0.030%	2/6/15	21,130	21,130

1 McKinney TX Independent School District GO
TOB VRDO	0.020%	2/6/15 LOC	10,095	10,095
Mesquite TX Independent School District GO
PUT	0.120%	2/19/15	18,255	18,255
1 North East TX Independent School District GO
TOB VRDO	0.020%	2/6/15 LOC	5,000	5,000
1 North East TX Independent School District GO
TOB VRDO	0.020%	2/6/15	31,305	31,305
1 North East TX Independent School District GO
TOB VRDO	0.030%	2/6/15	3,355	3,355
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.030%	2/6/15 (13)	10,000	10,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.030%	2/6/15 (13)	6,000	6,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.080%	2/6/15 (13)	22,360	22,360
1 Northside TX Independent School District GO
TOB VRDO	0.020%	2/6/15	4,500	4,500
1 Northside TX Independent School District GO
TOB VRDO	0.030%	2/6/15	17,315	17,315
Northwest Texas Independent School District
GO VRDO	0.030%	2/6/15	8,170	8,170
1 Pearland TX GO TOB VRDO	0.020%	2/6/15 (4)LOC	10,075	10,075
1 Pearland TX Independent School District GO
TOB VRDO	0.070%	2/6/15	9,000	9,000
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/15 (Prere.)	10,830	10,830
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	1,480	1,480
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	10,000	10,480
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.020%	2/6/15	14,465	14,465
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.030%	2/6/15	4,700	4,700
1 San Antonio TX Water Revenue TOB VRDO	0.020%	2/6/15 (4)(1)	21,550	21,550
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project) VRDO	0.010%	2/6/15	16,600	16,600
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.030%	2/6/15 LOC	21,100	21,100
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project) VRDO	0.020%	2/6/15 LOC	55,000	55,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.020%	2/6/15 LOC	43,900	43,900
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.020%	2/6/15 LOC	38,305	38,305
Texas (Veterans Housing Assistance Program)
GO VRDO	0.040%	2/6/15	36,870	36,870
1 Texas Department of Housing & Community
Affairs Single Family Revenue TOB VRDO	0.080%	2/6/15 (7)	150	150
1 Texas GO TOB VRDO	0.020%	2/6/15	29,510	29,510
1 Texas GO TOB VRDO	0.050%	2/6/15	5,360	5,360

1 Texas GO TOB VRDO	0.100%	2/6/15	8,750	8,750
Texas GO Veterans Housing Assistance
Program VRDO	0.020%	2/6/15	28,340	28,340
Texas Public Finance Authority GO CP	0.040%	3/5/15	15,000	15,000
Texas State Veterans Housing VRDO	0.020%	2/6/15	31,060	31,060
Texas State Veterans Housing VRDO	0.020%	2/6/15	26,055	26,055
Texas Tech University CP	0.070%	3/4/15	7,825	7,825
Texas Tech University CP	0.070%	3/5/15	18,500	18,500
Texas TRAN	1.500%	8/31/15	483,000	486,812
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.030%	2/6/15	20,410	20,410
1 Texas Transportation Commission Revenue
TOB VRDO	0.020%	2/6/15	20,300	20,300
1 Texas Transportation Commission Revenue
TOB VRDO	0.030%	2/6/15	13,740	13,740
1 Texas Water Development Board Revenue TOB
VRDO	0.020%	2/6/15	10,940	10,940
1 Texas Water Development Board Revenue TOB
VRDO	0.070%	2/6/15	7,500	7,500
Travis County TX GO	1.500%	3/1/15	4,725	4,730
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.020%	2/6/15	12,560	12,560
University of Texas System Revenue Financing
System Revenue CP	0.060%	3/2/15	20,384	20,384
University of Texas System Revenue Financing
System Revenue CP	0.040%	3/5/15	20,000	20,000
University of Texas System Revenue Financing
System Revenue CP	0.060%	5/1/15	25,000	25,000
University of Texas System Revenue Financing
System Revenue VRDO	0.010%	2/6/15	72,135	72,135
				2,003,551
Utah (0.6%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.020%	2/6/15	34,600	34,600
1 Utah Board of Regents Hospital Revenue
(University of Utah) TOB VRDO	0.020%	2/6/15 LOC	7,505	7,505
2 Utah County UT Hospital Revenue (IHC Health
Services) PUT	0.080%	8/28/15	8,100	8,100
2 Utah County UT Hospital Revenue (IHC Health
Services) PUT	0.080%	8/28/15	8,000	8,000
1 Utah Housing Corp. Single Family Mortgage
Revenue TOB VRDO	0.530%	2/6/15	760	760
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.030%	2/6/15	4,855	4,855
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.030%	2/6/15	2,500	2,500
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.020%	2/6/15	16,810	16,810
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.020%	2/6/15 (4)	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.070%	2/6/15 (4)	9,720	9,720
Utah Water Finance Agency Revenue VRDO	0.030%	2/6/15	9,830	9,830
				113,370

Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.020%	2/6/15 LOC	14,370	14,370
Vermont GO	5.000%	8/15/15	2,795	2,867
Vermont Municipal Bond Bank Rev	5.000%	12/1/15 (4)(Prere.)	1,000	1,040
Vermont Municipal Bond Bank Rev	5.000%	12/1/15 (Prere.)	2,070	2,153
Vermont Municipal Bond Bank Rev	5.000%	12/1/15 (4)(Prere.)	2,065	2,147
Vermont Municipal Bond Bank Rev	5.000%	12/1/15 (4)(Prere.)	1,935	2,012
				24,589
Virginia (1.6%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.020%	2/6/15 (2)LOC	6,955	6,955
Capital Beltway Funding Corp. Virginia Toll
Revenue (I-495 HOT Lanes Project) VRDO	0.010%	2/6/15 LOC	10,000	10,000
Capital Region Airport Commission Virginia
Passenger Facility Charge Revenue VRDO	0.030%	2/6/15 LOC	13,395	13,395
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Route28 Project)	4.000%	4/1/15	2,180	2,194
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.020%	2/6/15	24,150	24,150
Hampton VA GO	5.000%	1/15/16 (14)	3,275	3,426
1 Hampton VA Roads Sanitation District
Wastewater Revenue TOB VRDO	0.020%	2/6/15	18,900	18,900
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.020%	2/6/15 LOC	14,700	14,700
Harrisonburg VA Industrial Development
Authority Revenue (Mennonite Retirement)
VRDO	0.020%	2/6/15 LOC	4,500	4,500
1 Newport News VA GO TOB VRDO	0.030%	2/6/15	10,635	10,635
Norfolk VA GO VRDO	0.020%	2/6/15	22,910	22,910
Richmond VA GO	5.000%	7/15/15	4,880	4,987
Stafford County VA Industrial Development
Authority Revenue (VML/VACo
Commonwealth Loan Program) VRDO	0.030%	2/6/15 LOC	2,300	2,300
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	9,400	9,568
1 University of Virginia Revenue TOB VRDO	0.020%	2/6/15	22,285	22,285
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/15	9,445	9,445
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/15	3,060	3,060
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	5,000	5,241
1 Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program) TOB VRDO	0.020%	2/6/15	12,070	12,070
Virginia GO	5.000%	6/1/15	2,000	2,032

1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.040%	2/6/15	5,000	5,000
Virginia Public Building Authority Public Facilities
Revenue VRDO	0.020%	2/6/15	49,800	49,800
Virginia Public School Authority Revenue	5.000%	8/1/15	2,405	2,463
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.020%	2/6/15	9,490	9,490
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.020%	2/6/15	8,900	8,900
				278,406
Washington (2.3%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.020%	2/6/15	12,215	12,215
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.020%	2/6/15	30,350	30,350
1 King County WA GO TOB VRDO	0.080%	2/6/15	13,715	13,715
1 King County WA Sewer Revenue TOB VRDO	0.020%	2/6/15	2,100	2,100
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.020%	2/6/15	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.020%	2/6/15 (4)	19,300	19,300
Tacoma WA Electric System Revenue	4.125%	7/1/15 (Prere.)	7,500	7,623
Tacoma WA Housing Authority Revenue
(Sunset Apartment Projects) VRDO	0.040%	2/6/15 LOC	13,100	13,100
Tacoma WA School District No. 10 (Pierce
County) GO	1.000%	12/1/15	16,025	16,135
1 University of Washington Revenue TOB VRDO	0.020%	2/6/15 LOC	38,200	38,200
Washington GO	5.000%	7/1/15	12,000	12,241
1 Washington GO TOB VRDO	0.020%	2/6/15	10,395	10,395
1 Washington GO TOB VRDO	0.020%	2/6/15	14,985	14,985
1 Washington GO TOB VRDO	0.030%	2/6/15	5,100	5,100
1 Washington GO TOB VRDO	0.030%	2/6/15	4,700	4,700
1 Washington GO TOB VRDO	0.030%	2/6/15	2,000	2,000
1 Washington GO TOB VRDO	0.050%	2/6/15	21,120	21,120
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.020%	2/6/15 (4)	12,475	12,475
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.020%	2/6/15 (4)	8,610	8,610
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)
VRDO	0.030%	2/6/15	73,250	73,250
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.030%	2/6/15	10,000	10,000
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.030%	2/6/15	10,800	10,800
Washington Higher Education Facilities
Authority Revenue (Seattle University) VRDO	0.020%	2/6/15 LOC	15,630	15,630
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.020%	2/6/15	13,700	13,700

Washington Housing Finance Commission Multi-
Family Housing Revenue (New Haven
Apartments Project) VRDO	0.020%	2/6/15 LOC	4,000	4,000
Washington Housing Finance Commission Multi-
Family Housing Revenue (Vintage at
Silverdale Senior Living Project) VRDO	0.050%	2/6/15 LOC	14,880	14,880
Washington State Housing Finance Commission
Multifamily Housing Revenue (Copper
Landing Apartments Project)	0.200%	8/1/15	5,750	5,750
				402,189
West Virginia (0.5%)
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.) VRDO	0.020%	2/6/15 LOC	8,800	8,800
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.020%	2/6/15 LOC	78,515	78,515
				87,315
Wisconsin (2.9%)
Milwaukee WI (Extendible) CP	0.070%	9/18/15	29,700	29,700
Milwaukee WI RAN	1.500%	6/30/15	100,000	100,565
Milwaukee WI Redevelopment Authority
Redevelopment Lease Revenue (University
Wisconsin Kenilworth Project) VRDO	0.020%	2/6/15 LOC	5,490	5,490
Oak Creek WI GO	2.000%	4/1/15	4,050	4,062
Racine WI Unified School District BAN	1.700%	7/15/15	9,200	9,204
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
VRDO	0.020%	2/6/15 LOC	27,730	27,730
1 Wisconsin Annual Appropriation Revenue TOB
VRDO	0.030%	2/6/15	11,085	11,085
Wisconsin Department of Transportation
Revenue	4.250%	7/1/15 (14)(Prere.)	16,875	17,161
Wisconsin Department of Transportation
Revenue CP	0.120%	5/5/15	17,500	17,500
Wisconsin GO	3.000%	5/1/15	1,215	1,223
Wisconsin GO	5.000%	5/1/15	2,000	2,024
Wisconsin GO	5.000%	5/1/15 (4)(Prere.)	1,250	1,265
Wisconsin GO CP	0.100%	8/29/15	18,790	18,790
Wisconsin GO CP	0.110%	8/31/15	27,200	27,200
Wisconsin GO CP	0.110%	10/3/15	76,682	76,682
Wisconsin GO CP	0.110%	10/4/15	17,456	17,456
1 Wisconsin GO TOB VRDO	0.020%	2/6/15	18,890	18,890
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.030%	2/6/15	750	750
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.030%	2/6/15 LOC	22,000	22,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/15	1,400	1,452
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin) VRDO	0.020%	2/6/15 LOC	16,000	16,000

1 Wisconsin Housing & Economic Development
Authority Home Ownership Revenue TOB
VRDO	0.080%	2/6/15	2,130	2,130
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.040%	2/6/15	44,470	44,470
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.040%	2/6/15	21,650	21,650
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	0.020%	2/6/15	22,000	22,000
				516,479
Wyoming (0.1%)
Converse County WY Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.030%	2/6/15 LOC	16,000	16,000
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	0.040%	2/2/15 LOC	8,100	8,100
				24,100
Total Tax-Exempt Municipal Bonds (Cost $16,836,124)				16,836,124
			Shares
Temporary Cash Investment (4.3%)
Money Market Fund (4.3%)
3 Vanguard Municipal Cash Management Fund
(Cost $749,364)	0.021%		749,364,000	749,364

Total Investments (99.9%) (Cost $17,585,488)				17,585,488
Other Assets and Liabilities-Net (0.1%)				14,982
Net Assets (100%)				17,600,470

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $5,036,877,000, representing 28.6% of net assets.

2 Adjustable-rate security.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.

Tax-Exempt Money Market Fund

VRDP - Variable Rate Demand Preferred. (ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a

Tax-Exempt Money Market Fund

security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2015

VANGUARD MUNICIPAL BOND FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 19, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.